UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA LARGE CAP GROWTH FUND II

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA LARGE CAP GROWTH FUND II

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	21
Approval of Management Agreement	28
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA LARGE CAP GROWTH FUND II

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Large Cap Growth Fund II (the Fund) Class A shares returned 12.15% excluding sales charges for the six-month period that ended August 31, 2016.

■  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 11.91% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/10/00
Excluding sales charges		12.15	0.54	11.23	5.30
Including sales charges		5.73	-5.23	9.92	4.69
Class B	04/10/00
Excluding sales charges		11.71	-0.22	10.39	4.51
Including sales charges		6.71	-5.21	10.12	4.51
Class C	04/10/00
Excluding sales charges		11.71	-0.22	10.39	4.51
Including sales charges		10.71	-1.22	10.39	4.51
Class R	01/23/06	12.00	0.30	10.93	5.03
Class R4*	11/08/12	12.25	0.75	11.43	5.40
Class R5*	01/08/14	12.37	0.90	11.44	5.41
Class Z	04/10/00	12.24	0.76	11.48	5.55
Russell 1000 Growth Index		11.91	10.54	14.74	9.11

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

Effective November 20, 2015 the Fund compares its performance to that of the Russell 1000 Growth Index (replacing the Russell 3000 Index). The Fund's investment manager believes that the new index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA LARGE CAP GROWTH FUND II

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
Amazon.com, Inc.	4.1
Facebook, Inc., Class A	3.9
Microsoft Corp.	3.9
Apple, Inc.	3.4
Alphabet, Inc., Class A	3.0
Visa, Inc., Class A	2.9
Comcast Corp., Class A	2.9
PepsiCo, Inc.	2.3
Electronic Arts, Inc.	2.2
Salesforce.com, Inc.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	96.9
Exchange-Traded Funds	1.6
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	19.6
Consumer Staples	9.4
Energy	1.0
Financials	6.1
Health Care	17.7
Industrials	8.9
Information Technology	35.3
Materials	2.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA, CAIA

Tchintcia Barros, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA LARGE CAP GROWTH FUND II

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,121.50	1,019.11	6.47	6.16	1.21
Class B	1,000.00	1,000.00	1,117.10	1,015.32	10.46	9.96	1.96
Class C	1,000.00	1,000.00	1,117.10	1,015.32	10.46	9.96	1.96
Class R	1,000.00	1,000.00	1,120.00	1,017.85	7.80	7.43	1.46
Class R4	1,000.00	1,000.00	1,122.50	1,020.37	5.14	4.89	0.96
Class R5	1,000.00	1,000.00	1,123.70	1,020.92	4.55	4.33	0.85
Class Z	1,000.00	1,000.00	1,122.40	1,020.37	5.14	4.89	0.96

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA LARGE CAP GROWTH FUND II

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 19.0%
Hotels, Restaurants & Leisure 2.2%
Norwegian Cruise Line Holdings Ltd.(a)	129,042	4,631,317
Yum! Brands, Inc.	118,367	10,737,071
Total		15,368,388
Household Durables 1.5%
Newell Brands, Inc.	203,659	10,810,220
Internet & Catalog Retail 6.5%
Amazon.com, Inc.(a)	37,117	28,548,911
Ctrip.com International Ltd., ADR(a)	140,237	6,640,222
Expedia, Inc.	40,240	4,390,989
Priceline Group, Inc. (The)(a)	4,623	6,549,543
Total		46,129,665
Media 3.8%
Comcast Corp., Class A	307,132	20,043,434
DISH Network Corp., Class A(a)	141,020	7,083,435
Total		27,126,869
Multiline Retail 1.0%
Dollar General Corp.	98,956	7,264,360
Specialty Retail 3.4%
Lowe's Companies, Inc.	155,259	11,886,629
TJX Companies, Inc. (The)	152,189	11,785,516
Total		23,672,145
Textiles, Apparel & Luxury Goods 0.6%
lululemon athletica, Inc.(a)	58,119	4,446,685
Total Consumer Discretionary		134,818,332
CONSUMER STAPLES 9.2%
Beverages 4.2%
Constellation Brands, Inc., Class A	40,285	6,608,754
Molson Coors Brewing Co., Class B	61,330	6,275,286
PepsiCo, Inc.	153,599	16,396,693
Total		29,280,733
Food & Staples Retailing 3.4%
CVS Health Corp.	150,272	14,035,405
SYSCO Corp.	194,704	10,097,349
Total		24,132,754
Tobacco 1.6%
Philip Morris International, Inc.	115,419	11,533,821
Total Consumer Staples		64,947,308

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Hess Corp.	120,007	6,516,380
Total Energy		6,516,380
FINANCIALS 5.9%
Banks 0.5%
First Republic Bank	44,338	3,412,253
Capital Markets 3.2%
Bank of New York Mellon Corp. (The)	255,325	10,639,393
BlackRock, Inc.	11,574	4,314,903
Goldman Sachs Group, Inc. (The)	24,613	4,170,919
Invesco Ltd.	125,467	3,913,315
Total		23,038,530
Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp.	87,955	9,972,338
Simon Property Group, Inc.	26,685	5,749,817
Total		15,722,155
Total Financials		42,172,938
HEALTH CARE 17.2%
Biotechnology 9.1%
AbbVie, Inc.	214,547	13,752,463
Alexion Pharmaceuticals, Inc.(a)	83,831	10,550,970
Biogen, Inc.(a)	43,704	13,357,253
BioMarin Pharmaceutical, Inc.(a)	60,002	5,633,588
Celgene Corp.(a)	85,977	9,177,185
Incyte Corp.(a)	46,144	3,742,278
Novavax, Inc.(a)	169,761	1,161,165
Vertex Pharmaceuticals, Inc.(a)	74,471	7,038,254
Total		64,413,156
Health Care Equipment & Supplies 4.7%
Edwards Lifesciences Corp.(a)	105,015	12,093,528
Medtronic PLC	119,913	10,436,028
Zimmer Biomet Holdings, Inc.	85,740	11,112,761
Total		33,642,317
Health Care Providers & Services 1.0%
Aetna, Inc.	60,821	7,123,356
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	61,091	9,297,439

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP GROWTH FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co.	130,215	7,473,039
Total Health Care		121,949,307
INDUSTRIALS 8.6%
Aerospace & Defense 1.3%
L-3 Communications Holdings, Inc.	60,467	8,998,699
Air Freight & Logistics 1.6%
FedEx Corp.	71,434	11,781,610
Airlines 0.7%
Alaska Air Group, Inc.	75,337	5,087,507
Machinery 2.6%
Ingersoll-Rand PLC	144,811	9,845,700
Stanley Black & Decker, Inc.	70,079	8,672,276
Total		18,517,976
Professional Services 0.9%
Nielsen Holdings PLC	116,460	6,204,989
Road & Rail 1.5%
Kansas City Southern	107,763	10,422,837
Total Industrials		61,013,618
INFORMATION TECHNOLOGY 34.2%
Communications Equipment 1.0%
Palo Alto Networks, Inc.(a)	55,207	7,351,916
Internet Software & Services 10.3%
Akamai Technologies, Inc.(a)	78,056	4,285,274
Alibaba Group Holding Ltd., ADR(a)	91,297	8,873,156
Alphabet, Inc., Class A(a)	26,566	20,983,155
Alphabet, Inc., Class C(a)	15,067	11,557,142
Facebook, Inc., Class A(a)	216,806	27,343,573
Total		73,042,300
IT Services 4.1%
Leidos Holdings, Inc.	97,655	3,956,004
PayPal Holdings, Inc.(a)	134,620	5,001,133
Visa, Inc., Class A	252,282	20,409,614
Total		29,366,751
Semiconductors & Semiconductor Equipment 4.7%
Broadcom Ltd.	70,792	12,489,125
Lam Research Corp.	74,143	6,919,025
NVIDIA Corp.	123,512	7,576,226

Common Stocks (continued)

Issuer	Shares	Value ($)
NXP Semiconductors NV(a)	71,580	6,300,471
Total		33,284,847
Software 10.7%
Electronic Arts, Inc.(a)	190,297	15,457,825
Microsoft Corp.	470,810	27,052,743
Mobileye NV(a)	69,484	3,397,073
Red Hat, Inc.(a)	139,682	10,193,992
Salesforce.com, Inc.(a)	183,709	14,590,169
ServiceNow, Inc.(a)	69,909	5,080,287
Total		75,772,089
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	223,427	23,705,605
Total Information Technology		242,523,508
MATERIALS 2.0%
Chemicals 2.0%
Eastman Chemical Co.	115,639	7,850,732
Sherwin-Williams Co. (The)	21,278	6,036,781
Total		13,887,513
Total Materials		13,887,513
Total Common Stocks (Cost: $634,462,746)		687,828,904

Exchange-Traded Funds 1.6%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	23,842	5,184,205
iShares Russell 1000 Growth Index Fund	63,312	6,595,844
Total Exchange-Traded Funds (Cost: $11,468,953)		11,780,049

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 0.415%(b)(c)	10,461,770	10,461,770
Total Money Market Funds (Cost: $10,461,770)		10,461,770
Total Investments (Cost: $656,393,469)		710,070,723
Other Assets & Liabilities, Net		(1,046,178)
Net Assets		709,024,545

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP GROWTH FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	47,441,684	95,062,963	(132,042,877)	10,461,770	38,164	10,461,770

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA LARGE CAP GROWTH FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	134,818,332	—	—	134,818,332
Consumer Staples	64,947,308	—	—	64,947,308
Energy	6,516,380	—	—	6,516,380
Financials	42,172,938	—	—	42,172,938
Health Care	121,949,307	—	—	121,949,307
Industrials	61,013,618	—	—	61,013,618
Information Technology	242,523,508	—	—	242,523,508
Materials	13,887,513	—	—	13,887,513
Total Common Stocks	687,828,904	—	—	687,828,904
Exchange-Traded Funds	11,780,049	—	—	11,780,049
Investments measured at net asset value
Money Market Funds	—	—	—	10,461,770
Total Investments	699,608,953	—	—	710,070,723

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA LARGE CAP GROWTH FUND II

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $645,931,699)	$699,608,953
Affiliated issuers (identified cost $10,461,770)	10,461,770
Total investments (identified cost $656,393,469)	710,070,723
Receivable for:
Capital shares sold	53,465
Dividends	707,991
Foreign tax reclaims	21,744
Expense reimbursement due from Investment Manager	1,035
Prepaid expenses	5,283
Total assets	710,860,241
Liabilities
Payable for:
Capital shares purchased	1,501,829
Management services fees	14,706
Distribution and/or service fees	7,730
Transfer agent fees	118,324
Compensation of board members	133,104
Other expenses	60,003
Total liabilities	1,835,696
Net assets applicable to outstanding capital stock	$709,024,545
Represented by
Paid-in capital	$1,973,391,510
Excess of distributions over net investment income	(249,969)
Accumulated net realized loss	(1,317,792,511)
Unrealized appreciation (depreciation) on:
Investments	53,677,254
Foreign currency translations	(1,739)
Total — representing net assets applicable to outstanding capital stock	$709,024,545

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA LARGE CAP GROWTH FUND II

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$350,790,638
Shares outstanding	17,124,187
Net asset value per share	$20.49
Maximum offering price per share(a)	$21.74
Class B
Net assets	$3,309,086
Shares outstanding	180,741
Net asset value per share	$18.31
Class C
Net assets	$183,713,314
Shares outstanding	10,034,879
Net asset value per share	$18.31
Class R
Net assets	$13,515,414
Shares outstanding	673,907
Net asset value per share	$20.06
Class R4
Net assets	$867,355
Shares outstanding	40,261
Net asset value per share	$21.54
Class R5
Net assets	$812,931
Shares outstanding	38,240
Net asset value per share	$21.26
Class Z
Net assets	$156,015,807
Shares outstanding	7,364,616
Net asset value per share	$21.18

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA LARGE CAP GROWTH FUND II

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,425,481
Dividends — affiliated issuers	38,164
Total income	5,463,645
Expenses:
Management services fees	2,777,904
Distribution and/or service fees
Class A	455,919
Class B	25,571
Class C	946,178
Class R	35,017
Transfer agent fees
Class A	327,797
Class B	4,598
Class C	170,068
Class R	12,591
Class R4	1,024
Class R5	186
Class Z	145,382
Compensation of board members	25,183
Custodian fees	5,477
Printing and postage fees	58,212
Registration fees	47,429
Audit fees	13,141
Legal fees	7,468
Other	13,923
Total expenses	5,073,068
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(68,130)
Expense reductions	(660)
Total net expenses	5,004,278
Net investment income	459,367
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,129,572
Net realized gain	5,129,572
Net change in unrealized appreciation (depreciation) on:
Investments	78,170,984
Foreign currency translations	326
Net change in unrealized appreciation	78,171,310
Net realized and unrealized gain	83,300,882
Net increase in net assets resulting from operations	$83,760,249

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA LARGE CAP GROWTH FUND II

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income (loss)	$459,367	$(7,594,461)
Net realized gain	5,129,572	140,542,877
Net change in unrealized appreciation (depreciation)	78,171,310	(269,292,355)
Net increase (decrease) in net assets resulting from operations	83,760,249	(136,343,939)
Decrease in net assets from capital stock activity	(99,407,676)	(167,581,461)
Total decrease in net assets	(15,647,427)	(303,925,400)
Net assets at beginning of period	724,671,972	1,028,597,372
Net assets at end of period	$709,024,545	$724,671,972
Excess of distributions over net investment income	$(249,969)	$(709,336)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA LARGE CAP GROWTH FUND II

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	409,542	8,066,662	1,672,564	34,716,565
Redemptions	(2,894,210)	(57,214,847)	(4,548,095)	(93,570,631)
Net decrease	(2,484,668)	(49,148,185)	(2,875,531)	(58,854,066)
Class B shares
Subscriptions	4	66	2,034	39,007
Redemptions(a)	(255,967)	(4,509,876)	(1,079,587)	(20,318,470)
Net decrease	(255,963)	(4,509,810)	(1,077,553)	(20,279,463)
Class C shares
Subscriptions	39,893	701,028	269,695	5,058,395
Redemptions	(1,262,056)	(22,356,432)	(1,996,059)	(37,055,568)
Net decrease	(1,222,163)	(21,655,404)	(1,726,364)	(31,997,173)
Class R shares
Subscriptions	45,780	879,422	112,343	2,297,474
Redemptions	(145,080)	(2,806,407)	(333,893)	(6,863,164)
Net decrease	(99,300)	(1,926,985)	(221,550)	(4,565,690)
Class R4 shares
Subscriptions	13,186	277,317	31,994	711,269
Redemptions	(25,717)	(551,496)	(19,077)	(400,024)
Net increase (decrease)	(12,531)	(274,179)	12,917	311,245
Class R5 shares
Subscriptions	16,911	345,340	30,030	657,503
Redemptions	(7,682)	(155,975)	(3,296)	(66,989)
Net increase	9,229	189,365	26,734	590,514
Class Z shares
Subscriptions	433,963	8,852,999	572,402	12,201,671
Redemptions	(1,519,389)	(30,935,477)	(3,039,851)	(64,988,499)
Net decrease	(1,085,426)	(22,082,478)	(2,467,449)	(52,786,828)
Total net decrease	(5,150,822)	(99,407,676)	(8,328,796)	(167,581,461)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA LARGE CAP GROWTH FUND II

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$18.27		$21.49		$19.82		$14.14		$13.25		$14.22
Income from investment operations:
Net investment income (loss)	0.03		(0.14)		(0.12)		(0.10)		0.01		(0.03)
Net realized and unrealized gain (loss)	2.19		(3.08)		1.79		5.78		0.88		(0.94)
Total from investment operations	2.22		(3.22)		1.67		5.68		0.89		(0.97)
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.00	)(a)	—
Total distributions to shareholders	—		—		—		—		(0.00	)(a)	—
Redemption fees:
Net asset value, end of period	$20.49		$18.27		$21.49		$19.82		$14.14		$13.25
Total return	12.15%		(14.98%)		8.43%		40.17%		6.74%		(6.82%)
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)	1.22%		1.21%		1.23	%(d)	1.36	%(d)	1.37	%(d)
Total net expenses(e)	1.21	%(c)(f)	1.22	%(f)	1.21	%(f)	1.23	%(d)(f)	1.35	%(d)(f)	1.37	%(d)(f)
Net investment income (loss)	0.27	%(c)	(0.68%)		(0.60%)		(0.60%)		0.06%		(0.23%)
Supplemental data
Net assets, end of period (in thousands)	$350,791		$358,205		$483,252		$581,859		$526,471		$811,890
Portfolio turnover	26%		125%		81%		99%		65%		104%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA LARGE CAP GROWTH FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$16.39		$19.43		$18.05		$12.98		$12.25		$13.25
Income from investment operations:
Net investment loss	(0.05)		(0.28)		(0.24)		(0.21)		(0.08)		(0.12)
Net realized and unrealized gain (loss)	1.97		(2.76)		1.62		5.28		0.81		(0.88)
Total from investment operations	1.92		(3.04)		1.38		5.07		0.73		(1.00)
Net asset value, end of period	$18.31		$16.39		$19.43		$18.05		$12.98		$12.25
Total return	11.71%		(15.65%)		7.65%		39.06%		5.96%		(7.55%)
Ratios to average net assets(a)
Total gross expenses	1.97	%(b)	1.97%		1.96%		1.98	%(c)	2.10	%(c)	2.12	%(c)
Total net expenses(d)	1.96	%(b)(e)	1.97	%(e)	1.96	%(e)	1.98	%(c)(e)	2.10	%(c)(e)	2.12	%(c)(e)
Net investment loss	(0.58	%)(b)	(1.45%)		(1.37%)		(1.35%)		(0.67%)		(0.97%)
Supplemental data
Net assets, end of period (in thousands)	$3,309		$7,157		$29,420		$50,972		$52,823		$72,692
Portfolio turnover	26%		125%		81%		99%		65%		104%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA LARGE CAP GROWTH FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$16.39		$19.43		$18.05		$12.98		$12.25		$13.25
Income from investment operations:
Net investment loss	(0.04)		(0.27)		(0.24)		(0.21)		(0.08)		(0.12)
Net realized and unrealized gain (loss)	1.96		(2.77)		1.62		5.28		0.81		(0.88)
Total from investment operations	1.92		(3.04)		1.38		5.07		0.73		(1.00)
Net asset value, end of period	$18.31		$16.39		$19.43		$18.05		$12.98		$12.25
Total return	11.71%		(15.65%)		7.65%		39.06%		5.96%		(7.55%)
Ratios to average net assets(a)
Total gross expenses	1.97	%(b)	1.98%		1.96%		1.98	%(c)	2.10	%(c)	2.12	%(c)
Total net expenses(d)	1.96	%(b)(e)	1.98	%(e)	1.96	%(e)	1.98	%(c)(e)	2.10	%(c)(e)	2.12	%(c)(e)
Net investment loss	(0.47	%)(b)	(1.43%)		(1.35%)		(1.36%)		(0.68%)		(0.97%)
Supplemental data
Net assets, end of period (in thousands)	$183,713		$184,473		$252,224		$269,583		$236,373		$342,021
Portfolio turnover	26%		125%		81%		99%		65%		104%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA LARGE CAP GROWTH FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$17.91		$21.12		$19.52		$13.97		$13.12		$14.11
Income from investment operations:
Net investment income (loss)	0.00	(a)	(0.19)		(0.16)		(0.14)		(0.02)		(0.06)
Net realized and unrealized gain (loss)	2.15		(3.02)		1.76		5.69		0.87		(0.93)
Total from investment operations	2.15		(3.21)		1.60		5.55		0.85		(0.99)
Net asset value, end of period	$20.06		$17.91		$21.12		$19.52		$13.97		$13.12
Total return	12.00%		(15.20%)		8.20%		39.73%		6.48%		(7.02%)
Ratios to average net assets(b)
Total gross expenses	1.48	%(c)	1.47%		1.46%		1.48	%(d)	1.61	%(d)	1.62	%(d)
Total net expenses(e)	1.46	%(c)(f)	1.47	%(f)	1.46	%(f)	1.48	%(d)(f)	1.60	%(d)(f)	1.62	%(d)(f)
Net investment income (loss)	0.02	%(c)	(0.94%)		(0.85%)		(0.85%)		(0.17%)		(0.46%)
Supplemental data
Net assets, end of period (in thousands)	$13,515		$13,845		$21,010		$24,700		$22,756		$30,137
Portfolio turnover	26%		125%		81%		99%		65%		104%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA LARGE CAP GROWTH FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.19		$22.52		$20.71		$14.74		$13.29
Income from investment operations:
Net investment income (loss)	0.06		(0.09)		(0.06)		(0.06)		0.01
Net realized and unrealized gain (loss)	2.29		(3.24)		1.87		6.03		1.48
Total from investment operations	2.35		(3.33)		1.81		5.97		1.49
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.04)
Total distributions to shareholders	—		—		—		—		(0.04)
Net asset value, end of period	$21.54		$19.19		$22.52		$20.71		$14.74
Total return	12.25%		(14.79%)		8.74%		40.50%		11.20%
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)	0.98%		0.97%		0.98	%(d)	1.02	%(c)(d)
Total net expenses(e)	0.96	%(c)(f)	0.98	%(f)	0.97	%(f)	0.98	%(d)(f)	1.02	%(c)(d)
Net investment income (loss)	0.56	%(c)	(0.41%)		(0.28%)		(0.34%)		0.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$867		$1,013		$898		$228		$3
Portfolio turnover	26%		125%		81%		99%		65%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA LARGE CAP GROWTH FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class R5	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$18.92		$22.18	$20.37	$19.48
Income from investment operations:
Net investment income (loss)	0.07		(0.05)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	2.27		(3.21)	1.83	0.90
Total from investment operations	2.34		(3.26)	1.81	0.89
Net asset value, end of period	$21.26		$18.92	$22.18	$20.37
Total return	12.37%		(14.70%)	8.89%	4.57%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.84%	0.84%	0.80	%(c)
Total net expenses(d)	0.85	%(c)	0.84%	0.84%	0.80	%(c)
Net investment income (loss)	0.67	%(c)	(0.22%)	(0.09%)	(0.51	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$813		$549	$51	$3
Portfolio turnover	26%		125%	81%	99%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA LARGE CAP GROWTH FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$18.87		$22.14		$20.37		$14.50		$13.57		$14.54
Income from investment operations:
Net investment income (loss)	0.05		(0.09)		(0.07)		(0.06)		0.04		0.01
Net realized and unrealized gain (loss)	2.26		(3.18)		1.84		5.93		0.92		(0.98)
Total from investment operations	2.31		(3.27)		1.77		5.87		0.96		(0.97)
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.03)		—
Total distributions to shareholders	—		—		—		—		(0.03)		—
Redemption fees:
Net asset value, end of period	$21.18		$18.87		$22.14		$20.37		$14.50		$13.57
Total return	12.24%		(14.77%)		8.69%		40.48%		7.09%		(6.67%)
Ratios to average net assets(a)
Total gross expenses	0.98	%(b)	0.97%		0.97%		0.98	%(c)	1.11	%(c)	1.12	%(c)
Total net expenses(d)	0.96	%(b)(e)	0.97	%(e)	0.97	%(e)	0.98	%(c)(e)	1.10	%(c)(e)	1.12	%(c)(e)
Net investment income (loss)	0.52	%(b)	(0.43%)		(0.34%)		(0.36%)		0.27%		0.04%
Supplemental data
Net assets, end of period (in thousands)	$156,016		$159,430		$241,743		$225,554		$200,226		$449,867
Portfolio turnover	26%		125%		81%		99%		65%		104%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA LARGE CAP GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange

Semiannual Report 2016
21

COLUMBIA LARGE CAP GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

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COLUMBIA LARGE CAP GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.75% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as

Semiannual Report 2016
23

COLUMBIA LARGE CAP GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class R4	0.18
Class R5	0.05
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $660.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $23,101 for Class A, $52 for Class B and $443 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2016
24

COLUMBIA LARGE CAP GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	1.17%	1.25%
Class B	1.92	2.00
Class C	1.92	2.00
Class R	1.42	1.50
Class R4	0.92	1.00
Class R5	0.84	0.91
Class Z	0.92	1.00

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

From November 20, 2015 to June 30, 2016, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 1.23% for Class A, 1.98% for Class B, 1.98% for Class C, 1.48% for Class R, 0.98% for Class R4, 0.89% for Class R5 and 0.98% for Class Z.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $656,393,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$71,626,000
Unrealized depreciation	(17,949,000)
Net unrealized appreciation	$53,677,000

The following capital loss carryforwards, determined as of February 29, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	1,297,463,369

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $593,162 and post-October capital losses of $24,858,526 at February 29, 2016 as arising on March 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $181,947,540 and $232,625,887, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Semiannual Report 2016
25

COLUMBIA LARGE CAP GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, one unaffiliated shareholder of record owned 16.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 15.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

In September 2016, the Board approved a proposal to merge the Fund with and into Columbia Large Cap Growth Fund III, a series of The Trust. The merger, which is expected to be a tax-free reorganization for U.S. federal income tax purposes, is expected to occur on or about October 28, 2016. The Board also approved the termination of the previously approved merger of the

Semiannual Report 2016
26

COLUMBIA LARGE CAP GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Fund into Columbia Large Cap Growth Fund, a series of Columbia Funds Series Trust I.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
27

COLUMBIA LARGE CAP GROWTH FUND II

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Fund II (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
28

COLUMBIA LARGE CAP GROWTH FUND II

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to the Fund's strategy, investment process and management teams, including replacing the Fund's former subadviser with the Investment Manager) had been taken or are contemplated to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and

Semiannual Report 2016
29

COLUMBIA LARGE CAP GROWTH FUND II

APPROVAL OF MANAGEMENT AGREEMENT (continued)

that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
30

COLUMBIA LARGE CAP GROWTH FUND II

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
31

Columbia Large Cap Growth Fund II

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR184_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA LARGE CAP GROWTH FUND III

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA LARGE CAP GROWTH FUND III

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	21
Approval of Management Agreement	28
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA LARGE CAP GROWTH FUND III

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Large Cap Growth Fund III (the Fund) Class A shares returned 12.13% excluding sales charges for the six-month period that ended August 31, 2016.

■  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 11.91% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		12.13	5.23	12.54	7.41
Including sales charges		5.66	-0.81	11.21	6.77
Class B	12/31/97
Excluding sales charges		11.56	4.35	11.68	6.59
Including sales charges		6.84	0.70	11.54	6.59
Class C	12/31/97
Excluding sales charges		11.65	4.41	11.69	6.60
Including sales charges		10.70	3.67	11.69	6.60
Class I*	09/27/10	12.32	5.71	13.08	7.74
Class R4*	11/08/12	12.18	5.41	12.73	7.50
Class R5*	12/11/13	12.29	5.61	12.78	7.52
Class Z	12/31/97	12.23	5.42	12.81	7.67
Russell 1000 Growth Index		11.91	10.54	14.74	9.11

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

Effective November 20, 2015 the Fund compares its performance to that of the Russell 1000 Growth Index (replacing the S&P 500 Index). The Fund's investment manager believes that the new index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA LARGE CAP GROWTH FUND III

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
Alphabet, Inc., Class A	5.4
Amazon.com, Inc.	4.1
Facebook, Inc., Class A	4.0
Microsoft Corp.	3.9
Apple, Inc.	3.4
Comcast Corp., Class A	2.9
Visa, Inc., Class A	2.8
PepsiCo, Inc.	2.4
Electronic Arts, Inc.	2.2
Salesforce.com, Inc.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	96.9
Exchange-Traded Funds	1.7
Money Market Funds	1.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	19.5
Consumer Staples	9.8
Energy	1.0
Financials	5.2
Health Care	17.7
Industrials	9.0
Information Technology	35.9
Materials	1.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA, CAIA

Tchintcia Barros, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA LARGE CAP GROWTH FUND III

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,121.30	1,019.16	6.42	6.11	1.20
Class B	1,000.00	1,000.00	1,115.60	1,015.32	10.45	9.96	1.96
Class C	1,000.00	1,000.00	1,116.50	1,015.38	10.40	9.91	1.95
Class I	1,000.00	1,000.00	1,123.20	1,021.17	4.28	4.08	0.80
Class R4	1,000.00	1,000.00	1,121.80	1,020.37	5.13	4.89	0.96
Class R5	1,000.00	1,000.00	1,122.90	1,020.92	4.55	4.33	0.85
Class Z	1,000.00	1,000.00	1,122.30	1,020.42	5.08	4.84	0.95

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA LARGE CAP GROWTH FUND III

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.3%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 19.0%
Hotels, Restaurants & Leisure 2.2%
Norwegian Cruise Line Holdings Ltd.(a)	109,600	3,933,544
Yum! Brands, Inc.	101,058	9,166,971
Total		13,100,515
Household Durables 1.6%
Newell Brands, Inc.	178,673	9,483,963
Internet & Catalog Retail 6.6%
Amazon.com, Inc.(a)	31,617	24,318,532
Ctrip.com International Ltd., ADR(a)	109,349	5,177,675
Expedia, Inc.	34,356	3,748,927
Priceline Group, Inc. (The)(a)	4,508	6,386,619
Total		39,631,753
Media 3.8%
Comcast Corp., Class A	261,858	17,088,853
DISH Network Corp., Class A(a)	109,023	5,476,225
Total		22,565,078
Multiline Retail 1.0%
Dollar General Corp.	84,363	6,193,088
Specialty Retail 3.3%
Lowe's Companies, Inc.	131,462	10,064,731
TJX Companies, Inc. (The)	122,060	9,452,326
Total		19,517,057
Textiles, Apparel & Luxury Goods 0.5%
lululemon athletica, Inc.(a)	36,947	2,826,815
Total Consumer Discretionary		113,318,269
CONSUMER STAPLES 9.5%
Beverages 4.3%
Constellation Brands, Inc., Class A	35,676	5,852,648
Molson Coors Brewing Co., Class B	52,100	5,330,872
PepsiCo, Inc.	134,979	14,409,008
Total		25,592,528
Food & Staples Retailing 3.6%
CVS Health Corp.	132,977	12,420,052
SYSCO Corp.	172,686	8,955,496
Total		21,375,548
Tobacco 1.6%
Philip Morris International, Inc.	98,232	9,816,324
Total Consumer Staples		56,784,400
Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Hess Corp.	104,264	5,661,535
Total Energy		5,661,535
FINANCIALS 5.1%
Capital Markets 3.2%
Bank of New York Mellon Corp. (The)	218,860	9,119,896
BlackRock, Inc.	9,032	3,367,220
Goldman Sachs Group, Inc. (The)	16,172	2,740,507
Invesco Ltd.	121,519	3,790,178
Total		19,017,801
Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	74,671	8,466,198
Simon Property Group, Inc.	13,835	2,981,027
Total		11,447,225
Total Financials		30,465,026
HEALTH CARE 17.2%
Biotechnology 9.0%
AbbVie, Inc.	182,235	11,681,264
Alexion Pharmaceuticals, Inc.(a)	58,420	7,352,741
Biogen, Inc.(a)	37,122	11,345,597
BioMarin Pharmaceutical, Inc.(a)	53,098	4,985,371
Celgene Corp.(a)	73,295	7,823,508
Incyte Corp.(a)	40,895	3,316,585
Novavax, Inc.(a)	157,494	1,077,259
Vertex Pharmaceuticals, Inc.(a)	64,600	6,105,346
Total		53,687,671
Health Care Equipment & Supplies 4.8%
Edwards Lifesciences Corp.(a)	88,847	10,231,620
Medtronic PLC	101,451	8,829,281
Zimmer Biomet Holdings, Inc.	73,194	9,486,674
Total		28,547,575
Health Care Providers & Services 1.0%
Aetna, Inc.	52,552	6,154,890
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	51,690	7,866,701
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co.	110,469	6,339,816
Total Health Care		102,596,653

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA LARGE CAP GROWTH FUND III

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INDUSTRIALS 8.7%
Aerospace & Defense 1.3%
L-3 Communications Holdings, Inc.	51,555	7,672,415
Air Freight & Logistics 1.7%
FedEx Corp.	60,882	10,041,268
Airlines 0.7%
Alaska Air Group, Inc.	63,771	4,306,456
Machinery 2.6%
Ingersoll-Rand PLC	122,614	8,336,526
Stanley Black & Decker, Inc.	61,767	7,643,666
Total		15,980,192
Professional Services 0.9%
Nielsen Holdings PLC	98,610	5,253,941
Road & Rail 1.5%
Kansas City Southern	91,491	8,849,010
Total Industrials		52,103,282
INFORMATION TECHNOLOGY 34.9%
Communications Equipment 0.6%
Palo Alto Networks, Inc.(a)	27,356	3,642,999
Internet Software & Services 11.2%
Akamai Technologies, Inc.(a)	66,690	3,661,281
Alibaba Group Holding Ltd., ADR(a)	80,190	7,793,666
Alphabet, Inc., Class A(a)	40,649	32,106,613
Facebook, Inc., Class A(a)	184,847	23,312,903
Total		66,874,463
IT Services 4.1%
Leidos Holdings, Inc.	82,621	3,346,977
PayPal Holdings, Inc.(a)	120,350	4,471,002
Visa, Inc., Class A	207,681	16,801,393
Total		24,619,372
Semiconductors & Semiconductor Equipment 4.8%
Broadcom Ltd.	60,519	10,676,762
Lam Research Corp.	63,157	5,893,811
NVIDIA Corp.	104,782	6,427,328
NXP Semiconductors NV(a)	61,193	5,386,208
Total		28,384,109

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 10.8%
Electronic Arts, Inc.(a)	161,558	13,123,356
Microsoft Corp.	397,608	22,846,556
Mobileye NV(a)	59,324	2,900,351
Red Hat, Inc.(a)	120,487	8,793,141
Salesforce.com, Inc.(a)	157,050	12,472,911
ServiceNow, Inc.(a)	54,799	3,982,243
Total		64,118,558
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	190,893	20,253,747
Total Information Technology		207,893,248
MATERIALS 1.9%
Chemicals 1.9%
Eastman Chemical Co.	86,480	5,871,127
Sherwin-Williams Co. (The)	17,970	5,098,269
Total		10,969,396
Total Materials		10,969,396
Total Common Stocks (Cost: $505,504,330)		579,791,809

Exchange-Traded Funds 1.7%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	20,382	4,431,862
iShares Russell 1000 Growth Index Fund	53,979	5,623,532
Total Exchange-Traded Funds (Cost: $9,526,171)		10,055,394

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 0.415%(b)(c)	8,495,601	8,495,601
Total Money Market Funds (Cost: $8,495,601)		8,495,601
Total Investments (Cost: $523,526,102)		598,342,804
Other Assets & Liabilities, Net		(2,122,960)
Net Assets		596,219,844

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA LARGE CAP GROWTH FUND III

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,592,349	122,428,455	(142,525,203)	8,495,601	29,083	8,495,601

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA LARGE CAP GROWTH FUND III

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	113,318,269	—	—	113,318,269
Consumer Staples	56,784,400	—	—	56,784,400
Energy	5,661,535	—	—	5,661,535
Financials	30,465,026	—	—	30,465,026
Health Care	102,596,653	—	—	102,596,653
Industrials	52,103,282	—	—	52,103,282
Information Technology	207,893,248	—	—	207,893,248
Materials	10,969,396	—	—	10,969,396
Total Common Stocks	579,791,809	—	—	579,791,809
Exchange-Traded Funds	10,055,394	—	—	10,055,394
Investments measured at net asset value
Money Market Funds	—	—	—	8,495,601
Total Investments	589,847,203	—	—	598,342,804

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA LARGE CAP GROWTH FUND III

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $515,030,501)	$589,847,203
Affiliated issuers (identified cost $8,495,601)	8,495,601
Total investments (identified cost $523,526,102)	598,342,804
Receivable for:
Capital shares sold	93,296
Dividends	603,067
Foreign tax reclaims	109,928
Expense reimbursement due from Investment Manager	1,215
Prepaid expenses	4,916
Total assets	599,155,226
Liabilities
Payable for:
Capital shares purchased	2,587,676
Management services fees	12,492
Distribution and/or service fees	6,139
Transfer agent fees	106,255
Compensation of board members	161,431
Other expenses	61,389
Total liabilities	2,935,382
Net assets applicable to outstanding capital stock	$596,219,844
Represented by
Paid-in capital	$504,379,343
Excess of distributions over net investment income	(34,047)
Accumulated net realized gain	17,058,890
Unrealized appreciation (depreciation) on:
Investments	74,816,702
Foreign currency translations	(1,044)
Total — representing net assets applicable to outstanding capital stock	$596,219,844

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA LARGE CAP GROWTH FUND III

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$340,801,633
Shares outstanding	23,172,236
Net asset value per share	$14.71
Maximum offering price per share(a)	$15.61
Class B
Net assets	$1,214,986
Shares outstanding	112,767
Net asset value per share	$10.77
Class C
Net assets	$136,943,002
Shares outstanding	12,577,403
Net asset value per share	$10.89
Class I
Net assets	$1,935
Shares outstanding	121
Net asset value per share(b)	$15.94
Class R4
Net assets	$1,770,990
Shares outstanding	109,796
Net asset value per share	$16.13
Class R5
Net assets	$3,815,296
Shares outstanding	234,690
Net asset value per share	$16.26
Class Z
Net assets	$111,672,002
Shares outstanding	7,111,086
Net asset value per share	$15.70

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA LARGE CAP GROWTH FUND III

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,692,145
Dividends — affiliated issuers	29,083
Total income	4,721,228
Expenses:
Management services fees	2,426,056
Distribution and/or service fees
Class A	447,417
Class B	7,675
Class C	735,046
Transfer agent fees
Class A	340,287
Class B	1,458
Class C	139,744
Class R4	2,564
Class R5	1,204
Class Z	118,817
Compensation of board members	27,808
Custodian fees	5,446
Printing and postage fees	52,516
Registration fees	44,167
Audit fees	13,103
Legal fees	7,044
Other	13,492
Total expenses	4,383,844
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(135,780)
Expense reductions	(1,640)
Total net expenses	4,246,424
Net investment income	474,804
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	18,006,621
Net realized gain	18,006,621
Net change in unrealized appreciation (depreciation) on:
Investments	54,525,918
Foreign currency translations	1,646
Net change in unrealized appreciation	54,527,564
Net realized and unrealized gain	72,534,185
Net increase in net assets resulting from operations	$73,008,989

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA LARGE CAP GROWTH FUND III

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income (loss)	$474,804	$(5,199,932)
Net realized gain	18,006,621	238,194,178
Net change in unrealized appreciation (depreciation)	54,527,564	(324,513,962)
Net increase (decrease) in net assets resulting from operations	73,008,989	(91,519,716)
Distributions to shareholders
Net realized gains
Class A	(40,923,074)	(88,649,651)
Class B	(212,363)	(851,880)
Class C	(21,650,212)	(46,922,640)
Class I	(228)	(464)
Class R4	(250,188)	(3,991,973)
Class R5	(495,904)	(1,215,209)
Class Z	(13,138,962)	(43,563,066)
Total distributions to shareholders	(76,670,931)	(185,194,883)
Decrease in net assets from capital stock activity	(44,441,198)	(169,504,539)
Total decrease in net assets	(48,103,140)	(446,219,138)
Net assets at beginning of period	644,322,984	1,090,542,122
Net assets at end of period	$596,219,844	$644,322,984
Excess of distributions over net investment income	$(34,047)	$(508,851)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA LARGE CAP GROWTH FUND III

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,294,087	18,667,655	4,427,949	81,872,803
Distributions reinvested	1,837,941	25,878,208	3,282,991	57,779,995
Redemptions	(3,897,911)	(59,733,471)	(10,271,531)	(190,188,013)
Net decrease	(765,883)	(15,187,608)	(2,560,591)	(50,535,215)
Class B shares
Subscriptions	8,455	87,337	30,223	416,419
Distributions reinvested	10,523	108,703	28,684	394,907
Redemptions(a)	(70,747)	(831,251)	(272,285)	(4,012,136)
Net decrease	(51,769)	(635,211)	(213,378)	(3,200,810)
Class C shares
Subscriptions	959,660	10,094,470	2,064,880	28,755,085
Distributions reinvested	1,087,547	11,353,991	1,690,394	23,264,246
Redemptions	(2,368,713)	(27,637,155)	(4,417,413)	(63,038,735)
Net decrease	(321,506)	(6,188,694)	(662,139)	(11,019,404)
Class R4 shares
Subscriptions	22,175	362,698	471,382	9,421,252
Distributions reinvested	16,200	249,973	212,026	3,991,536
Redemptions	(139,402)	(2,314,501)	(1,334,180)	(23,461,566)
Net decrease	(101,027)	(1,701,830)	(650,772)	(10,048,778)
Class R5 shares
Subscriptions	5,078	82,990	43,806	918,424
Distributions reinvested	31,877	495,685	63,388	1,214,764
Redemptions	(106,330)	(1,771,839)	(198,513)	(4,031,461)
Net decrease	(69,375)	(1,193,164)	(91,319)	(1,898,273)
Class Z shares
Subscriptions	770,792	12,343,625	1,931,162	37,151,303
Distributions reinvested	597,792	8,978,840	1,728,002	32,179,248
Redemptions	(2,492,576)	(40,857,156)	(8,734,883)	(162,132,610)
Net decrease	(1,123,992)	(19,534,691)	(5,075,719)	(92,802,059)
Total net decrease	(2,433,552)	(44,441,198)	(9,253,918)	(169,504,539)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA LARGE CAP GROWTH FUND III

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$14.87		$20.50		$21.22		$20.84		$24.18		$23.53
Income from investment operations:
Net investment income (loss)	0.02		(0.09)		(0.05)		(0.02)		0.06		0.02
Net realized and unrealized gain (loss)	1.70		(1.73)		2.41		6.50		1.28		0.95
Total from investment operations	1.72		(1.82)		2.36		6.48		1.34		0.97
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.11)		(0.01)
Net realized gains	(1.88)		(3.81)		(3.08)		(6.10)		(4.57)		(0.31)
Total distributions to shareholders	(1.88)		(3.81)		(3.08)		(6.10)		(4.68)		(0.32)
Net asset value, end of period	$14.71		$14.87		$20.50		$21.22		$20.84		$24.18
Total return	12.13%		(11.07%)		12.29%		34.77%		6.84%		4.26%
Ratios to average net assets(a)
Total gross expenses	1.25	%(b)	1.24	%(c)	1.22	%(c)	1.21	%(c)	1.34%		1.36%
Total net expenses(d)	1.20	%(b)(e)	1.22	%(c)(e)	1.22	%(c)(e)	1.21	%(c)(e)	1.29	%(e)	1.36	%(e)
Net investment income (loss)	0.27	%(b)	(0.46%)		(0.23%)		(0.07%)		0.28%		0.09%
Supplemental data
Net assets, end of period (in thousands)	$340,802		$356,035		$543,323		$598,791		$932,546		$1,137,240
Portfolio turnover	23%		102%		53%		95%		76%		90%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP GROWTH FUND III

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.41		$16.70		$17.84		$18.35		$21.88		$21.48
Income from investment operations:
Net investment loss	(0.03)		(0.19)		(0.16)		(0.16)		(0.09)		(0.15)
Net realized and unrealized gain (loss)	1.27		(1.32)		1.98		5.61		1.13		0.86
Total from investment operations	1.24		(1.51)		1.82		5.45		1.04		0.71
Less distributions to shareholders:
Net realized gains	(1.88)		(3.78)		(2.96)		(5.96)		(4.57)		(0.31)
Total distributions to shareholders	(1.88)		(3.78)		(2.96)		(5.96)		(4.57)		(0.31)
Net asset value, end of period	$10.77		$11.41		$16.70		$17.84		$18.35		$21.88
Total return	11.56%		(11.72%)		11.48%		33.71%		6.09%		3.44%
Ratios to average net assets(a)
Total gross expenses	1.99	%(b)	1.98	%(c)	1.97	%(c)	1.96	%(c)	2.09%		2.12%
Total net expenses(d)	1.96	%(b)(e)	1.97	%(c)(e)	1.97	%(c)(e)	1.96	%(c)(e)	2.04	%(e)	2.12	%(e)
Net investment loss	(0.53	%)(b)	(1.22%)		(0.98%)		(0.84%)		(0.46%)		(0.70%)
Supplemental data
Net assets, end of period (in thousands)	$1,215		$1,877		$6,310		$10,640		$14,818		$23,745
Portfolio turnover	23%		102%		53%		95%		76%		90%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP GROWTH FUND III

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.51		$16.81		$17.94		$18.42		$21.96		$21.55
Income from investment operations:
Net investment loss	(0.03)		(0.18)		(0.16)		(0.16)		(0.10)		(0.14)
Net realized and unrealized gain (loss)	1.29		(1.34)		1.99		5.64		1.13		0.86
Total from investment operations	1.26		(1.52)		1.83		5.48		1.03		0.72
Less distributions to shareholders:
Net realized gains	(1.88)		(3.78)		(2.96)		(5.96)		(4.57)		(0.31)
Total distributions to shareholders	(1.88)		(3.78)		(2.96)		(5.96)		(4.57)		(0.31)
Net asset value, end of period	$10.89		$11.51		$16.81		$17.94		$18.42		$21.96
Total return	11.65%		(11.70%)		11.47%		33.75%		6.02%		3.47%
Ratios to average net assets(a)
Total gross expenses	2.00	%(b)	1.99	%(c)	1.97	%(c)	1.96	%(c)	2.09%		2.11%
Total net expenses(d)	1.95	%(b)(e)	1.97	%(c)(e)	1.97	%(c)(e)	1.96	%(c)(e)	2.04	%(e)	2.11	%(e)
Net investment loss	(0.48	%)(b)	(1.21%)		(0.98%)		(0.85%)		(0.47%)		(0.66%)
Supplemental data
Net assets, end of period (in thousands)	$136,943		$148,420		$227,979		$246,747		$225,678		$262,048
Portfolio turnover	23%		102%		53%		95%		76%		90%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP GROWTH FUND III

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,
Class I	(Unaudited)		2016		2015		2014		2013	2012
Per share data
Net asset value, beginning of period	$15.94		$21.62		$22.18		$21.53		$24.81	$24.04
Income from investment operations:
Net investment income	0.06		0.01		0.06		0.09		0.17	0.10
Net realized and unrealized gain (loss)	1.82		(1.87)		2.55		6.74		1.32	1.07
Total from investment operations	1.88		(1.86)		2.61		6.83		1.49	1.17
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.20)	(0.09)
Net realized gains	(1.88)		(3.82)		(3.17)		(6.18)		(4.57)	(0.31)
Total distributions to shareholders	(1.88)		(3.82)		(3.17)		(6.18)		(4.77)	(0.40)
Net asset value, end of period	$15.94		$15.94		$21.62		$22.18		$21.53	$24.81
Total return	12.32%		(10.63%)		12.91%		35.39%		7.29%	5.04%
Ratios to average net assets(a)
Total gross expenses	0.81	%(b)	0.73	%(c)	0.71	%(c)	0.73	%(c)	0.88%	0.91%
Total net expenses(d)	0.80	%(b)	0.73	%(c)	0.71	%(c)	0.73	%(c)	0.86%	0.91	%(e)
Net investment income	0.67	%(b)	0.03%		0.28%		0.40%		0.71%	0.44%
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$3		$3	$3
Portfolio turnover	23%		102%		53%		95%		76%	90%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP GROWTH FUND III

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$16.13		$21.88		$22.42		$21.72		$22.72
Income from investment operations:
Net investment income (loss)	0.04		(0.05)		0.01		0.00	(b)	0.01
Net realized and unrealized gain (loss)	1.84		(1.89)		2.57		6.84		2.25
Total from investment operations	1.88		(1.94)		2.58		6.84		2.26
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.18)
Net realized gains	(1.88)		(3.81)		(3.12)		(6.14)		(3.08)
Total distributions to shareholders	(1.88)		(3.81)		(3.12)		(6.14)		(3.26)
Net asset value, end of period	$16.13		$16.13		$21.88		$22.42		$21.72
Total return	12.18%		(10.88%)		12.64%		35.07%		10.88%
Ratios to average net assets(c)
Total gross expenses	0.99	%(d)	0.98	%(e)	0.98	%(e)	0.97	%(e)	1.03	%(d)
Total net expenses(f)	0.96	%(d)(g)	0.97	%(e)(g)	0.97	%(e)(g)	0.97	%(e)(g)	0.99	%(d)
Net investment income (loss)	0.44	%(d)	(0.23%)		0.03%		0.02%		0.18	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,771		$3,401		$18,848		$5,255		$2
Portfolio turnover	23%		102%		53%		95%		76%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP GROWTH FUND III

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R5	(Unaudited)		2016		2015		2014(a)
Per share data
Net asset value, beginning of period	$16.23		$21.96		$22.49		$25.48
Income from investment operations:
Net investment income (loss)	0.05		(0.01)		0.04		(0.00	)(b)
Net realized and unrealized gain (loss)	1.86		(1.90)		2.58		1.77
Total from investment operations	1.91		(1.91)		2.62		1.77
Less distributions to shareholders:
Net realized gains	(1.88)		(3.82)		(3.15)		(4.76)
Total distributions to shareholders	(1.88)		(3.82)		(3.15)		(4.76)
Net asset value, end of period	$16.26		$16.23		$21.96		$22.49
Total return	12.29%		(10.72%)		12.77%		8.59%
Ratios to average net assets(c)
Total gross expenses	0.86	%(d)	0.83	%(e)	0.82	%(e)	0.81	%(d)(e)
Total net expenses(f)	0.85	%(d)	0.83	%(e)	0.82	%(e)	0.81	%(d)(e)
Net investment income (loss)	0.61	%(d)	(0.07%)		0.17%		(0.02	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3,815		$4,934		$8,682		$6,220
Portfolio turnover	23%		102%		53%		95%

Notes to Financial Highlights

(a)  Based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP GROWTH FUND III

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$15.74		$21.44		$22.04		$21.44		$24.73		$24.05
Income from investment operations:
Net investment income (loss)	0.04		(0.04)		0.01		0.04		0.13		0.08
Net realized and unrealized gain (loss)	1.80		(1.85)		2.51		6.70		1.31		0.97
Total from investment operations	1.84		(1.89)		2.52		6.74		1.44		1.05
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.16)		(0.06)
Net realized gains	(1.88)		(3.81)		(3.12)		(6.14)		(4.57)		(0.31)
Total distributions to shareholders	(1.88)		(3.81)		(3.12)		(6.14)		(4.73)		(0.37)
Net asset value, end of period	$15.70		$15.74		$21.44		$22.04		$21.44		$24.73
Total return	12.23%		(10.87%)		12.59%		35.08%		7.12%		4.51%
Ratios to average net assets(a)
Total gross expenses	1.00	%(b)	0.98	%(c)	0.98	%(c)	0.96	%(c)	1.09%		1.11%
Total net expenses(d)	0.95	%(b)(e)	0.97	%(c)(e)	0.97	%(c)(e)	0.96	%(c)(e)	1.04	%(e)	1.11	%(e)
Net investment income (loss)	0.51	%(b)	(0.22%)		0.03%		0.16%		0.55%		0.34%
Supplemental data
Net assets, end of period (in thousands)	$111,672		$129,655		$285,397		$289,882		$404,071		$1,028,756
Portfolio turnover	23%		102%		53%		95%		76%		90%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP GROWTH FUND III

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund III (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5 and Class Z shares. Effective October 26, 2016, the Fund also offers Class R and Class W. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus. Class R shares commenced operations on October 26, 2016.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares commenced operations on October 26, 2016.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the

Semiannual Report 2016
21

COLUMBIA LARGE CAP GROWTH FUND III

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the

Semiannual Report 2016
22

COLUMBIA LARGE CAP GROWTH FUND III

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.76% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members

Semiannual Report 2016
23

COLUMBIA LARGE CAP GROWTH FUND III

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $1,640.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $25,017 for Class A, $0 for Class B and $2,876 for Class C shares for the six months ended August 31, 2016.

Semiannual Report 2016
24

COLUMBIA LARGE CAP GROWTH FUND III

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	1.17%	1.22%
Class B	1.92	1.97
Class C	1.92	1.97
Class I	0.78	0.81
Class R4	0.92	0.97
Class R5	0.83	0.86
Class Z	0.92	0.97

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $523,526,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$88,003,000
Unrealized depreciation	(13,186,000)
Net unrealized appreciation	$74,817,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $367,073 at February 29, 2016 as arising on March 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $142,714,215 and $247,965,003, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Semiannual Report 2016
25

COLUMBIA LARGE CAP GROWTH FUND III

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, one unaffiliated shareholder of record owned 37.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 and noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

On or about October 28, 2016, the Fund is expected to acquire the assets and assume the identified liabilities of Columbia Large Cap Growth Fund II and Columbia Large Cap Growth Fund V, each a series of Columbia Funds Series Trust. The purpose of the transaction is to combine three funds managed by the Investment Manager that have significantly similar investment objectives and strategies. In September 2016, the Board approved the termination of the previously approved merger of the Fund into Columbia Large Cap Growth Fund.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make

Semiannual Report 2016
26

COLUMBIA LARGE CAP GROWTH FUND III

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
27

COLUMBIA LARGE CAP GROWTH FUND III

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Fund III (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
28

COLUMBIA LARGE CAP GROWTH FUND III

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to the Fund's strategy, investment process and management teams, including replacing the Fund's former subadviser with the Investment Manager) had been taken or are contemplated to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and

Semiannual Report 2016
29

COLUMBIA LARGE CAP GROWTH FUND III

APPROVAL OF MANAGEMENT AGREEMENT (continued)

that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
30

COLUMBIA LARGE CAP GROWTH FUND III

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
31

Columbia Large Cap Growth Fund III

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR186_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA LARGE CAP GROWTH FUND V

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

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Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA LARGE CAP GROWTH FUND V

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	23
Approval of Management Agreement	30
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA LARGE CAP GROWTH FUND V

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Large Cap Growth Fund V (the Fund) Class A shares returned 12.03% excluding sales charges for the six-month period that ended August 31, 2016.

■  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 11.91%.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		12.03	3.78	11.34	6.48
Including sales charges		5.56	-2.18	10.03	5.86
Class B	12/31/97
Excluding sales charges		11.67	3.06	10.52	5.70
Including sales charges		6.73	-0.36	10.33	5.70
Class C	12/31/97
Excluding sales charges		11.64	3.04	10.52	5.69
Including sales charges		10.65	2.35	10.52	5.69
Class I*	09/27/10	12.35	4.28	11.90	6.78
Class R	01/23/06	11.87	3.54	11.07	6.22
Class R4*	11/08/12	12.19	4.04	11.55	6.58
Class R5*	11/08/12	12.23	4.14	11.66	6.64
Class W*	09/27/10	12.01	3.78	11.37	6.50
Class Z	12/31/97	12.17	4.03	11.62	6.76
Russell 1000 Growth Index		11.91	10.54	14.74	9.11

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

Effective November 20, 2015 the Fund compares its performance to that of the Russell 1000 Growth Index (replacing the S&P 500 Index). The Fund's investment manager believes that the new index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA LARGE CAP GROWTH FUND V

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
Alphabet, Inc., Class A	5.5
Amazon.com, Inc.	3.8
Facebook, Inc., Class A	3.8
Microsoft Corp.	3.7
Apple, Inc.	3.5
Visa, Inc., Class A	2.8
Comcast Corp., Class A	2.7
PepsiCo, Inc.	2.2
Electronic Arts, Inc.	2.2
Salesforce.com, Inc.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	20.0
Consumer Staples	9.1
Energy	1.0
Financials	6.0
Health Care	17.5
Industrials	8.9
Information Technology	35.6
Materials	1.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA, CAIA

Tchintcia Barros, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA LARGE CAP GROWTH FUND V

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,120.30	1,019.21	6.36	6.06	1.19
Class B	1,000.00	1,000.00	1,116.70	1,015.43	10.35	9.86	1.94
Class C	1,000.00	1,000.00	1,116.40	1,015.43	10.35	9.86	1.94
Class I	1,000.00	1,000.00	1,123.50	1,021.17	4.28	4.08	0.80
Class R	1,000.00	1,000.00	1,118.70	1,017.95	7.69	7.32	1.44
Class R4	1,000.00	1,000.00	1,121.90	1,020.47	5.03	4.79	0.94
Class R5	1,000.00	1,000.00	1,122.30	1,020.92	4.55	4.33	0.85
Class W	1,000.00	1,000.00	1,120.10	1,019.21	6.36	6.06	1.19
Class Z	1,000.00	1,000.00	1,121.70	1,020.47	5.03	4.79	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA LARGE CAP GROWTH FUND V

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 19.8%
Hotels, Restaurants & Leisure 2.2%
Norwegian Cruise Line Holdings Ltd.(a)	132,658	4,761,096
Yum! Brands, Inc.	123,778	11,227,902
Total		15,988,998
Household Durables 1.6%
Newell Brands, Inc.	213,130	11,312,940
Internet & Catalog Retail 6.8%
Amazon.com, Inc.(a)	35,552	27,345,176
Ctrip.com International Ltd., ADR(a)	150,885	7,144,405
Expedia, Inc.	38,958	4,251,097
Priceline Group, Inc. (The)(a)	7,074	10,021,948
Total		48,762,626
Media 3.9%
Comcast Corp., Class A	298,084	19,452,962
DISH Network Corp., Class A(a)	170,268	8,552,562
Total		28,005,524
Multiline Retail 1.0%
Dollar General Corp.	102,969	7,558,954
Specialty Retail 3.6%
Lowe's Companies, Inc.	158,059	12,100,997
TJX Companies, Inc. (The)	177,813	13,769,839
Total		25,870,836
Textiles, Apparel & Luxury Goods 0.7%
lululemon athletica, Inc.(a)	66,367	5,077,739
Total Consumer Discretionary		142,577,617
CONSUMER STAPLES 9.1%
Beverages 4.1%
Constellation Brands, Inc., Class A	44,491	7,298,749
Molson Coors Brewing Co., Class B	63,116	6,458,029
PepsiCo, Inc.	148,906	15,895,715
Total		29,652,493
Food & Staples Retailing 3.4%
CVS Health Corp.	142,342	13,294,743
SYSCO Corp.	216,197	11,211,976
Total		24,506,719
Tobacco 1.6%
Philip Morris International, Inc.	112,067	11,198,856
Total Consumer Staples		65,358,068

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Hess Corp.	128,883	6,998,347
Total Energy		6,998,347
FINANCIALS 5.9%
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	297,349	12,390,533
BlackRock, Inc.	12,547	4,677,647
Goldman Sachs Group, Inc. (The)	26,051	4,414,602
Invesco Ltd.	147,613	4,604,050
Total		26,086,832
Real Estate Investment Trusts (REITs) 2.3%
American Tower Corp.	90,165	10,222,908
Simon Property Group, Inc.	30,641	6,602,216
Total		16,825,124
Total Financials		42,911,956
HEALTH CARE 17.4%
Biotechnology 9.3%
AbbVie, Inc.	220,732	14,148,921
Alexion Pharmaceuticals, Inc.(a)	79,428	9,996,808
Biogen, Inc.(a)	44,964	13,742,347
BioMarin Pharmaceutical, Inc.(a)	66,203	6,215,800
Celgene Corp.(a)	89,324	9,534,444
Incyte Corp.(a)	51,425	4,170,568
Novavax, Inc.(a)	174,905	1,196,350
Vertex Pharmaceuticals, Inc.(a)	79,973	7,558,248
Total		66,563,486
Health Care Equipment & Supplies 4.8%
Edwards Lifesciences Corp.(a)	109,925	12,658,963
Medtronic PLC	121,748	10,595,729
Zimmer Biomet Holdings, Inc.	89,649	11,619,407
Total		34,874,099
Health Care Providers & Services 1.1%
Aetna, Inc.	64,834	7,593,358
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	62,027	9,439,889
Pharmaceuticals 0.9%
Bristol-Myers Squibb Co.	112,344	6,447,422
Total Health Care		124,918,254

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA LARGE CAP GROWTH FUND V

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INDUSTRIALS 8.9%
Aerospace & Defense 1.3%
L-3 Communications Holdings, Inc.	62,945	9,367,475
Air Freight & Logistics 1.7%
FedEx Corp.	74,479	12,283,821
Airlines 0.8%
Alaska Air Group, Inc.	79,004	5,335,140
Machinery 2.7%
Ingersoll-Rand PLC	148,871	10,121,739
Stanley Black & Decker, Inc.	76,726	9,494,843
Total		19,616,582
Professional Services 0.9%
Nielsen Holdings PLC	122,250	6,513,480
Road & Rail 1.5%
Kansas City Southern	110,385	10,676,437
Total Industrials		63,792,935
INFORMATION TECHNOLOGY 35.4%
Communications Equipment 1.2%
Palo Alto Networks, Inc.(a)	66,881	8,906,543
Internet Software & Services 11.3%
Akamai Technologies, Inc.(a)	82,010	4,502,349
Alibaba Group Holding Ltd., ADR(a)	110,509	10,740,370
Alphabet, Inc., Class A(a)	49,551	39,137,857
Facebook, Inc., Class A(a)	213,816	26,966,474
Total		81,347,050
IT Services 4.0%
Leidos Holdings, Inc.	102,228	4,141,256
PayPal Holdings, Inc.(a)	116,955	4,344,878
Visa, Inc., Class A	245,941	19,896,627
Total		28,382,761
Semiconductors & Semiconductor Equipment 4.8%
Broadcom Ltd.	74,397	13,125,119
Lam Research Corp.	76,988	7,184,520
NVIDIA Corp.	126,268	7,745,279
NXP Semiconductors NV(a)	75,225	6,621,305
Total		34,676,223

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 10.6%
Electronic Arts, Inc.(a)	195,096	15,847,648
Microsoft Corp.	460,647	26,468,777
Mobileye NV(a)	72,661	3,552,396
Red Hat, Inc.(a)	148,237	10,818,336
Salesforce.com, Inc.(a)	193,063	15,333,063
ServiceNow, Inc.(a)	56,280	4,089,868
Total		76,110,088
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	234,745	24,906,444
Total Information Technology		254,329,109
MATERIALS 1.8%
Chemicals 1.8%
Eastman Chemical Co.	137,859	9,359,247
Sherwin-Williams Co. (The)	14,025	3,979,033
Total		13,338,280
Total Materials		13,338,280
Total Common Stocks (Cost: $608,120,176)		714,224,566

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(b)(c)	6,347,327	6,347,327
Total Money Market Funds (Cost: $6,347,327)		6,347,327
Total Investments (Cost: $614,467,503)		720,571,893
Other Assets & Liabilities, Net		(1,597,031)
Net Assets		718,974,862
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA LARGE CAP GROWTH FUND V

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	47,937,938	152,830,939	(194,421,550)	6,347,327	24,816	6,347,327

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA LARGE CAP GROWTH FUND V

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	142,577,617	—	—	142,577,617
Consumer Staples	65,358,068	—	—	65,358,068
Energy	6,998,347	—	—	6,998,347
Financials	42,911,956	—	—	42,911,956
Health Care	124,918,254	—	—	124,918,254
Industrials	63,792,935	—	—	63,792,935
Information Technology	254,329,109	—	—	254,329,109
Materials	13,338,280	—	—	13,338,280
Total Common Stocks	714,224,566	—	—	714,224,566
Investments measured at net asset value
Money Market Funds	—	—	—	6,347,327
Total Investments	714,224,566	—	—	720,571,893

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA LARGE CAP GROWTH FUND V

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $608,120,176)	$714,224,566
Affiliated issuers (identified cost $6,347,327)	6,347,327
Total investments (identified cost $614,467,503)	720,571,893
Receivable for:
Capital shares sold	78,319
Dividends	731,706
Expense reimbursement due from Investment Manager	1,228
Prepaid expenses	5,507
Other assets	3,215
Total assets	721,391,868
Liabilities
Payable for:
Capital shares purchased	1,959,154
Management services fees	14,915
Distribution and/or service fees	6,348
Transfer agent fees	122,684
Compensation of board members	248,330
Other expenses	65,575
Total liabilities	2,417,006
Net assets applicable to outstanding capital stock	$718,974,862
Represented by
Paid-in capital	$568,813,021
Undistributed net investment income	261,945
Accumulated net realized gain	43,795,506
Unrealized appreciation (depreciation) on:
Investments	106,104,390
Total — representing net assets applicable to outstanding capital stock	$718,974,862

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA LARGE CAP GROWTH FUND V

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$243,148,861
Shares outstanding	15,395,851
Net asset value per share	$15.79
Maximum offering price per share(a)	$16.75
Class B
Net assets	$572,137
Shares outstanding	46,834
Net asset value per share	$12.22
Class C
Net assets	$161,803,751
Shares outstanding	13,199,056
Net asset value per share	$12.26
Class I
Net assets	$1,623
Shares outstanding	97
Net asset value per share(b)	$16.67
Class R
Net assets	$15,957,252
Shares outstanding	1,047,688
Net asset value per share	$15.23
Class R4
Net assets	$23,054,781
Shares outstanding	1,358,420
Net asset value per share	$16.97
Class R5
Net assets	$5,395,083
Shares outstanding	317,143
Net asset value per share	$17.01
Class W
Net assets	$1,625
Shares outstanding	103
Net asset value per share(b)	$15.81
Class Z
Net assets	$269,039,749
Shares outstanding	16,277,020
Net asset value per share	$16.53

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA LARGE CAP GROWTH FUND V

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,829,031
Dividends — affiliated issuers	24,816
Total income	5,853,847
Expenses:
Management services fees	3,068,050
Distribution and/or service fees
Class A	347,670
Class B	3,981
Class C	885,423
Class R	42,950
Class W	2
Transfer agent fees
Class A	257,977
Class B	737
Class C	164,309
Class R	15,943
Class R4	17,075
Class R5	1,246
Class W	2
Class Z	296,975
Compensation of board members	39,178
Custodian fees	7,274
Printing and postage fees	51,952
Registration fees	54,787
Audit fees	14,195
Legal fees	8,052
Other	17,715
Total expenses	5,295,493
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(159,054)
Expense reductions	(1,162)
Total net expenses	5,135,277
Net investment income	718,570
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	44,000,202
Net realized gain	44,000,202
Net change in unrealized appreciation (depreciation) on:
Investments	52,068,632
Net change in unrealized appreciation	52,068,632
Net realized and unrealized gain	96,068,834
Net increase in net assets resulting from operations	$96,787,404

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA LARGE CAP GROWTH FUND V

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income (loss)	$718,570	$(6,858,904)
Net realized gain	44,000,202	351,133,524
Net change in unrealized appreciation (depreciation)	52,068,632	(482,944,618)
Net increase (decrease) in net assets resulting from operations	96,787,404	(138,669,998)
Distributions to shareholders
Net realized gains
Class A	(24,172,167)	(116,223,676)
Class B	(78,846)	(853,895)
Class C	(19,360,102)	(92,946,796)
Class I	(147)	(702)
Class R	(1,570,059)	(6,939,537)
Class R4	(1,477,963)	(6,954,855)
Class R5	(473,735)	(3,347,623)
Class W	(155)	(739)
Class Z	(26,071,628)	(206,872,288)
Total distributions to shareholders	(73,204,802)	(434,140,111)
Decrease in net assets from capital stock activity	(218,961,891)	(149,295,385)
Total decrease in net assets	(195,379,289)	(722,105,494)
Net assets at beginning of period	914,354,151	1,636,459,645
Net assets at end of period	$718,974,862	$914,354,151
Undistributed (excess of distributions over) net investment income	$261,945	$(456,625)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA LARGE CAP GROWTH FUND V

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,089,623	16,931,539	3,092,117	62,040,479
Distributions reinvested	1,174,510	17,746,841	4,606,335	88,185,755
Redemptions	(5,177,525)	(83,384,747)	(6,879,801)	(141,109,666)
Net increase (decrease)	(2,913,392)	(48,706,367)	818,651	9,116,568
Class B shares
Subscriptions	2,043	23,932	21,593	345,738
Distributions reinvested	4,413	51,673	29,825	467,440
Redemptions(a)	(48,470)	(622,867)	(181,248)	(3,253,648)
Net decrease	(42,014)	(547,262)	(129,830)	(2,440,470)
Class C shares
Subscriptions	781,904	9,282,276	2,881,153	45,304,125
Distributions reinvested	891,425	10,474,243	3,158,446	49,121,456
Redemptions	(3,197,558)	(40,830,865)	(5,216,049)	(86,634,228)
Net increase (decrease)	(1,524,229)	(21,074,346)	823,550	7,791,353
Class R shares
Subscriptions	77,217	1,185,741	148,925	3,001,733
Distributions reinvested	97,539	1,422,122	344,409	6,388,329
Redemptions	(234,256)	(3,625,694)	(366,551)	(7,061,713)
Net increase (decrease)	(59,500)	(1,017,831)	126,783	2,328,349
Class R4 shares
Subscriptions	360,761	6,164,567	85,071	1,685,110
Distributions reinvested	91,055	1,477,816	342,075	6,952,769
Redemptions	(209,775)	(3,677,992)	(380,317)	(8,353,313)
Net increase	242,041	3,964,391	46,829	284,566
Class R5 shares
Subscriptions	237,679	4,219,717	375,142	9,491,960
Distributions reinvested	29,108	473,588	163,797	3,346,920
Redemptions	(322,474)	(5,688,404)	(356,836)	(7,374,789)
Net increase (decrease)	(55,687)	(995,099)	182,103	5,464,091
Class Z shares
Subscriptions	1,069,614	17,820,533	3,233,532	68,075,752
Distributions reinvested	1,325,375	20,954,181	8,815,958	175,729,285
Redemptions	(11,266,876)	(189,360,091)	(20,367,065)	(415,644,879)
Net decrease	(8,871,887)	(150,585,377)	(8,317,575)	(171,839,842)
Total net decrease	(13,224,668)	(218,961,891)	(6,449,489)	(149,295,385)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA LARGE CAP GROWTH FUND V

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$15.50		$24.68		$25.65		$23.69		$22.25		$21.19
Income from investment operations:
Net investment income (loss)	0.02		(0.10)		(0.02)		(0.05)		0.05		0.02
Net realized and unrealized gain (loss)	1.78		(1.89)		2.22		7.14		1.45		1.04
Total from investment operations	1.80		(1.99)		2.20		7.09		1.50		1.06
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.06)		—
Net realized gains	(1.51)		(7.19)		(3.17)		(5.13)		—		—
Total distributions to shareholders	(1.51)		(7.19)		(3.17)		(5.13)		(0.06)		—
Net asset value, end of period	$15.79		$15.50		$24.68		$25.65		$23.69		$22.25
Total return	12.03%		(11.70%)		9.11%		32.56%		6.78%		5.00%
Ratios to average net assets(a)
Total gross expenses	1.23	%(b)	1.19	%(c)	1.17	%(c)	1.18	%(c)	1.36%		1.33	%(c)
Total net expenses(d)	1.19	%(b)(e)	1.19	%(c)(e)	1.17	%(c)(e)	1.18	%(c)(e)	1.26	%(e)	1.28	%(c)(e)
Net investment income (loss)	0.25	%(b)	(0.48%)		(0.10%)		(0.20%)		0.24%		0.08%
Supplemental data
Net assets, end of period (in thousands)	$243,149		$283,784		$431,633		$653,959		$593,794		$728,788
Portfolio turnover	24%		106%		69%		97%		90%		65%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA LARGE CAP GROWTH FUND V

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.35		$21.22		$22.50		$21.33		$20.13		$19.31
Income from investment operations:
Net investment loss	(0.04)		(0.23)		(0.18)		(0.21)		(0.10)		(0.13)
Net realized and unrealized gain (loss)	1.42		(1.47)		1.92		6.35		1.30		0.95
Total from investment operations	1.38		(1.70)		1.74		6.14		1.20		0.82
Less distributions to shareholders:
Net realized gains	(1.51)		(7.17)		(3.02)		(4.97)		—		—
Total distributions to shareholders	(1.51)		(7.17)		(3.02)		(4.97)		—		—
Net asset value, end of period	$12.22		$12.35		$21.22		$22.50		$21.33		$20.13
Total return	11.67%		(12.35%)		8.26%		31.58%		5.96%		4.25%
Ratios to average net assets(a)
Total gross expenses	1.98	%(b)	1.94	%(c)	1.92	%(c)	1.92	%(c)	2.10%		2.09	%(c)
Total net expenses(d)	1.94	%(b)(e)	1.94	%(c)(e)	1.92	%(c)(e)	1.92	%(c)(e)	2.01	%(e)	2.03	%(c)(e)
Net investment loss	(0.56	%)(b)	(1.27%)		(0.85%)		(0.93%)		(0.52%)		(0.68%)
Supplemental data
Net assets, end of period (in thousands)	$572		$1,097		$4,641		$10,639		$18,659		$27,041
Portfolio turnover	24%		106%		69%		97%		90%		65%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA LARGE CAP GROWTH FUND V

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.39		$21.27		$22.54		$21.35		$20.15		$19.34
Income from investment operations:
Net investment loss	(0.03)		(0.22)		(0.18)		(0.22)		(0.10)		(0.13)
Net realized and unrealized gain (loss)	1.41		(1.49)		1.93		6.38		1.30		0.94
Total from investment operations	1.38		(1.71)		1.75		6.16		1.20		0.81
Less distributions to shareholders:
Net realized gains	(1.51)		(7.17)		(3.02)		(4.97)		—		—
Total distributions to shareholders	(1.51)		(7.17)		(3.02)		(4.97)		—		—
Net asset value, end of period	$12.26		$12.39		$21.27		$22.54		$21.35		$20.15
Total return	11.64%		(12.37%)		8.30%		31.64%		5.96%		4.19%
Ratios to average net assets(a)
Total gross expenses	1.98	%(b)	1.94	%(c)	1.92	%(c)	1.93	%(c)	2.10%		2.09	%(c)
Total net expenses(d)	1.94	%(b)(e)	1.94	%(c)(e)	1.92	%(c)(e)	1.93	%(c)(e)	2.01	%(e)	2.03	%(c)(e)
Net investment loss	(0.51	%)(b)	(1.23%)		(0.84%)		(0.95%)		(0.51%)		(0.67%)
Supplemental data
Net assets, end of period (in thousands)	$161,804		$182,414		$295,583		$315,734		$276,437		$330,213
Portfolio turnover	24%		106%		69%		97%		90%		65%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA LARGE CAP GROWTH FUND V

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,
Class I	(Unaudited)		2016		2015		2014		2013	2012
Per share data
Net asset value, beginning of period	$16.24		$25.43		$26.31		$24.17		$22.77	$21.55
Income from investment operations:
Net investment income	0.06		(0.00	)(a)	0.09		0.07		0.15	0.13
Net realized and unrealized gain (loss)	1.88		(1.98)		2.29		7.31		1.47	1.09
Total from investment operations	1.94		(1.98)		2.38		7.38		1.62	1.22
Less distributions to shareholders:
Net investment income	—		—		—		(0.01)		(0.22)	—
Net realized gains	(1.51)		(7.21)		(3.26)		(5.23)		—	—
Total distributions to shareholders	(1.51)		(7.21)		(3.26)		(5.24)		(0.22)	—
Net asset value, end of period	$16.67		$16.24		$25.43		$26.31		$24.17	$22.77
Total return	12.35%		(11.30%)		9.60%		33.18%		7.20%	5.66%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.72	%(d)	0.73	%(d)	0.70	%(d)	0.87%	0.89	%(d)
Total net expenses(e)	0.80	%(c)	0.72	%(d)	0.73	%(d)	0.70	%(d)	0.87%	0.88	%(d)(f)
Net investment income (loss)	0.65	%(c)	(0.02%)		0.35%		0.28%		0.65%	0.64%
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$2		$4		$3	$3
Portfolio turnover	24%		106%		69%		97%		90%	65%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA LARGE CAP GROWTH FUND V

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$15.02		$24.17		$25.20		$23.36		$21.94		$20.94
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.15)		(0.08)		(0.11)		(0.00	)(a)	(0.03)
Net realized and unrealized gain (loss)	1.72		(1.81)		2.17		7.02		1.43		1.03
Total from investment operations	1.72		(1.96)		2.09		6.91		1.43		1.00
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.01)		—
Net realized gains	(1.51)		(7.19)		(3.12)		(5.07)		—		—
Total distributions to shareholders	(1.51)		(7.19)		(3.12)		(5.07)		(0.01)		—
Net asset value, end of period	$15.23		$15.02		$24.17		$25.20		$23.36		$21.94
Total return	11.87%		(11.88%)		8.81%		32.24%		6.50%		4.78%
Ratios to average net assets(b)
Total gross expenses	1.48	%(c)	1.44	%(d)	1.42	%(d)	1.43	%(d)	1.61%		1.58	%(d)
Total net expenses(e)	1.44	%(c)(f)	1.44	%(d)(f)	1.42	%(d)(f)	1.43	%(d)(f)	1.51	%(f)	1.53	%(d)(f)
Net investment income (loss)	(0.01	%)(c)	(0.73%)		(0.34%)		(0.45%)		(0.00	%)(a)	(0.16%)
Supplemental data
Net assets, end of period (in thousands)	$15,957		$16,625		$23,700		$22,273		$19,530		$21,166
Portfolio turnover	24%		106%		69%		97%		90%		65%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA LARGE CAP GROWTH FUND V

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$16.53		$25.80		$26.66		$24.44		$22.14
Income from investment operations:
Net investment income (loss)	0.04		(0.05)		0.04		0.02		0.08
Net realized and unrealized gain (loss)	1.91		(2.02)		2.32		7.38		2.32
Total from investment operations	1.95		(2.07)		2.36		7.40		2.40
Less distributions to shareholders:
Net investment income	—		—		—		(0.00	)(b)	(0.10)
Net realized gains	(1.51)		(7.20)		(3.22)		(5.18)		—
Total distributions to shareholders	(1.51)		(7.20)		(3.22)		(5.18)		(0.10)
Net asset value, end of period	$16.97		$16.53		$25.80		$26.66		$24.44
Total return	12.19%		(11.49%)		9.39%		32.88%		10.89%
Ratios to average net assets(c)
Total gross expenses	0.98	%(d)	0.94	%(e)	0.92	%(e)	0.93	%(e)	1.01	%(d)
Total net expenses(f)	0.94	%(d)(g)	0.94	%(e)(g)	0.92	%(e)(g)	0.93	%(e)(g)	1.00	%(d)
Net investment income (loss)	0.52	%(d)	(0.23%)		0.16%		0.07%		1.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$23,055		$18,456		$27,591		$26,343		$66
Portfolio turnover	24%		106%		69%		97%		90%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA LARGE CAP GROWTH FUND V

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R5	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$16.56		$25.80		$26.66		$24.43		$22.14
Income from investment operations:
Net investment income (loss)	0.05		(0.02)		0.08		0.05		0.09
Net realized and unrealized gain (loss)	1.91		(2.01)		2.31		7.40		2.32
Total from investment operations	1.96		(2.03)		2.39		7.45		2.41
Less distributions to shareholders:
Net investment income	—		—		—		(0.01)		(0.12)
Net realized gains	(1.51)		(7.21)		(3.25)		(5.21)		—
Total distributions to shareholders	(1.51)		(7.21)		(3.25)		(5.22)		(0.12)
Net asset value, end of period	$17.01		$16.56		$25.80		$26.66		$24.43
Total return	12.23%		(11.34%)		9.51%		33.12%		10.92%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.81	%(d)	0.78	%(d)	0.77	%(d)	0.89	%(c)
Total net expenses(e)	0.85	%(c)	0.81	%(d)	0.78	%(d)	0.77	%(d)	0.89	%(c)
Net investment income (loss)	0.59	%(c)	(0.11%)		0.31%		0.18%		1.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,395		$6,174		$4,922		$2,774		$3
Portfolio turnover	24%		106%		69%		97%		90%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA LARGE CAP GROWTH FUND V

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,
Class W	(Unaudited)		2016		2015		2014		2013	2012
Per share data
Net asset value, beginning of period	$15.52		$24.69		$25.66		$23.69		$22.26	$21.20
Income from investment operations:
Net investment income (loss)	0.02		(0.10)		(0.01)		(0.04)		0.06	0.02
Net realized and unrealized gain (loss)	1.78		(1.87)		2.22		7.14		1.44	1.04
Total from investment operations	1.80		(1.97)		2.21		7.10		1.50	1.06
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.07)	—
Net realized gains	(1.51)		(7.20)		(3.18)		(5.13)		—	—
Total distributions to shareholders	(1.51)		(7.20)		(3.18)		(5.13)		(0.07)	—
Net asset value, end of period	$15.81		$15.52		$24.69		$25.66		$23.69	$22.26
Total return	12.01%		(11.64%)		9.14%		32.63%		6.76%	5.00%
Ratios to average net assets(a)
Total gross expenses	1.23	%(b)	1.15	%(c)	1.12	%(c)	1.15	%(c)	1.35%	1.29	%(c)
Total net expenses(d)	1.19	%(b)(e)	1.15	%(c)(e)	1.12	%(c)(e)	1.15	%(c)(e)	1.26%	1.26	%(c)(e)
Net investment income (loss)	0.26	%(b)	(0.45%)		(0.04%)		(0.17%)		0.25%	0.11%
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$4		$3	$3
Portfolio turnover	24%		106%		69%		97%		90%	65%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA LARGE CAP GROWTH FUND V

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$16.14		$25.35		$26.25		$24.13		$22.71		$21.57
Income from investment operations:
Net investment income (loss)	0.04		(0.05)		0.03		0.02		0.10		0.07
Net realized and unrealized gain (loss)	1.86		(1.96)		2.29		7.28		1.48		1.07
Total from investment operations	1.90		(2.01)		2.32		7.30		1.58		1.14
Less distributions to shareholders:
Net investment income	—		—		—		(0.00	)(a)	(0.16)		—
Net realized gains	(1.51)		(7.20)		(3.22)		(5.18)		—		—
Total distributions to shareholders	(1.51)		(7.20)		(3.22)		(5.18)		(0.16)		—
Net asset value, end of period	$16.53		$16.14		$25.35		$26.25		$24.13		$22.71
Total return	12.17%		(11.45%)		9.39%		32.89%		7.02%		5.29%
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)	0.94	%(d)	0.92	%(d)	0.92	%(d)	1.10%		1.08	%(d)
Total net expenses(e)	0.94	%(c)(f)	0.94	%(d)(f)	0.92	%(d)(f)	0.92	%(d)(f)	1.02	%(f)	1.03	%(d)(f)
Net investment income (loss)	0.48	%(c)	(0.24%)		0.13%		0.07%		0.43%		0.34%
Supplemental data
Net assets, end of period (in thousands)	$269,040		$405,802		$848,385		$1,094,525		$1,237,679		$2,108,304
Portfolio turnover	24%		106%		69%		97%		90%		65%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA LARGE CAP GROWTH FUND V

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund V (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest

Semiannual Report 2016
23

COLUMBIA LARGE CAP GROWTH FUND V

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2016
24

COLUMBIA LARGE CAP GROWTH FUND V

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.75% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2016
25

COLUMBIA LARGE CAP GROWTH FUND V

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $1,162.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $15,849 for Class A, $0 for Class B and $1,890 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2016
26

COLUMBIA LARGE CAP GROWTH FUND V

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	1.17%	1.20%
Class B	1.92	1.95
Class C	1.92	1.95
Class I	0.79	0.81
Class R	1.42	1.45
Class R4	0.92	0.95
Class R5	0.84	0.86
Class W	1.17	1.20
Class Z	0.92	0.95

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $614,468,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$118,508,000
Unrealized depreciation	(12,404,000)
Net unrealized appreciation	$106,104,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $237,252 at February 29, 2016 as arising on March 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $188,802,588 and $441,081,019, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain

Semiannual Report 2016
27

COLUMBIA LARGE CAP GROWTH FUND V

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, two unaffiliated shareholders of record owned 40.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

In September 2016, the Board approved a proposal to merge the Fund with and into Columbia Large Cap Growth Fund III, a series of the Trust. The merger, which is expected to be a tax-free reorganization for U.S. federal income tax purposes, is expected to occur on or about October 28, 2016. The Board also approved the termination of the previously approved merger of the Fund with and into Columbia Large Cap Growth Fund, a series of Columbia Funds Series Trust I.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse

Semiannual Report 2016
28

COLUMBIA LARGE CAP GROWTH FUND V

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
29

COLUMBIA LARGE CAP GROWTH FUND V

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Fund V (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
30

COLUMBIA LARGE CAP GROWTH FUND V

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to the Fund's strategy, investment process and management teams, including replacing the Fund's former subadviser with the Investment Manager) had been taken or are contemplated to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and

Semiannual Report 2016
31

COLUMBIA LARGE CAP GROWTH FUND V

APPROVAL OF MANAGEMENT AGREEMENT (continued)

that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
32

COLUMBIA LARGE CAP GROWTH FUND V

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
33

Columbia Large Cap Growth Fund V

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR188_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA SELECT GLOBAL GROWTH FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SELECT GLOBAL GROWTH FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	23
Approval of Management Agreement	32
Important Information About This Report	35

Semiannual Report 2016

COLUMBIA SELECT GLOBAL GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Select Global Growth Fund (the Fund) Class A shares returned 18.80% excluding sales charges for the six-month period that ended August 31, 2016.

■  During the same time period, the Fund outperformed both the MSCI ACWI (Net), which returned 13.53%, and the MSCI ACWI Growth Net (USD), which returned 12.69%.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	04/30/08
Excluding sales charges		18.80	5.11	11.33	5.70
Including sales charges		11.96	-0.92	10.03	4.95
Class C	04/30/08
Excluding sales charges		18.26	4.34	10.50	4.92
Including sales charges		17.26	3.38	10.50	4.92
Class R	04/30/08	18.63	4.86	11.05	5.43
Class R4*	01/08/14	18.87	5.36	11.46	5.77
Class R5*	01/08/14	18.92	5.42	11.51	5.80
Class Z	04/30/08	18.96	5.43	11.61	5.96
MSCI ACWI (Net)		13.53	7.24	8.32	3.23
MSCI ACWI Growth Net (USD)		12.69	7.17	9.17	4.17

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

The MSCI ACWI Growth Net (USD) captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed markets countries and 23 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net) and the MSCI ACWI Growth Net (USD), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA SELECT GLOBAL GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Thomas Galvin, CFA

Richard Carter

Todd Herget

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2016)
Tencent Holdings Ltd. (China)	3.5
CP ALL PCL, Foreign Registered Shares (Thailand)	3.2
Intercontinental Exchange, Inc. (United States)	3.2
Alibaba Group Holding Ltd., ADR (China)	3.1
Domino's Pizza Enterprises Ltd. (Australia)	3.1
Adobe Systems, Inc. (United States)	3.0
Mobileye NV (Netherlands)	3.0
Facebook, Inc., Class A (United States)	2.6
Splunk, Inc. (United States)	2.6
MercadoLibre, Inc. (Argentina)	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	17.7
Consumer Staples	15.5
Energy	3.4
Financials	9.7
Health Care	21.4
Industrials	3.1
Information Technology	28.6
Materials	0.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA SELECT GLOBAL GROWTH FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at August 31, 2016)
Argentina	2.4
Australia	3.0
China	12.1
Denmark	2.1
France	1.4
Germany	1.1
India	2.0
Ireland	7.3
Japan	2.4
Netherlands	4.9
South Korea	2.2
Spain	2.2
Thailand	5.5
United Kingdom	2.2
United States(a)	49.2
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2016
5

COLUMBIA SELECT GLOBAL GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,188.00	1,017.95	7.94	7.32	1.44
Class C	1,000.00	1,000.00	1,182.60	1,014.17	12.05	11.12	2.19
Class R	1,000.00	1,000.00	1,186.30	1,016.69	9.31	8.59	1.69
Class R4	1,000.00	1,000.00	1,188.70	1,019.21	6.56	6.06	1.19
Class R5	1,000.00	1,000.00	1,189.20	1,019.61	6.12	5.65	1.11
Class Z	1,000.00	1,000.00	1,189.60	1,019.21	6.57	6.06	1.19

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
6

COLUMBIA SELECT GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
ARGENTINA 2.4%
MercadoLibre, Inc.	8,970	1,542,840
AUSTRALIA 3.0%
Domino's Pizza Enterprises Ltd.	34,109	1,936,702
CHINA 12.1%
Alibaba Group Holding Ltd., ADR(a)	20,041	1,947,785
Ctrip.com International Ltd., ADR(a)	26,390	1,249,566
Noah Holdings Ltd., ADR(a)	21,760	572,288
Sinopharm Group Co. Class H	148,400	758,420
Tencent Holdings Ltd.	85,200	2,207,948
Vipshop Holdings Ltd., ADR(a)	65,930	933,569
Total		7,669,576
DENMARK 2.1%
Novo Nordisk A/S, Class B	28,162	1,319,902
FRANCE 1.4%
Eurofins Scientific SE	2,160	875,566
GERMANY 1.1%
Deutsche Boerse AG(a)	8,300	709,181
INDIA 2.0%
HDFC Bank Ltd., ADR	18,050	1,293,282
IRELAND 7.3%
Greencore Group PLC	285,770	1,317,158
Ryanair Holdings PLC, ADR	14,660	1,064,463
Shire PLC, ADR	7,170	1,342,081
Weatherford International PLC(a)	160,950	880,396
Total		4,604,098
JAPAN 2.4%
Ain Holdings, Inc.	26,400	1,499,253
NETHERLANDS 4.9%
Core Laboratories NV	11,090	1,239,640
Mobileye NV(a)	37,715	1,843,887
Total		3,083,527
SOUTH KOREA 2.2%
LG Household & Health Care Ltd.	1,620	1,380,337
SPAIN 2.2%
Industria de Diseno Textil SA	40,370	1,430,401

Common Stocks (continued)

Issuer	Shares	Value ($)
THAILAND 5.5%
CP ALL PCL, Foreign Registered Shares	1,118,600	2,009,986
Srisawad Power 1979 PCL	1,275,495	1,454,185
Total		3,464,171
UNITED KINGDOM 2.2%
Associated British Foods PLC	13,686	546,521
Signet Jewelers Ltd.	10,173	833,983
Total		1,380,504
UNITED STATES 47.6%
Activision Blizzard, Inc.	16,180	669,367
Acuity Brands, Inc.	3,050	839,116
Adobe Systems, Inc.(a)	18,230	1,865,111
Alexion Pharmaceuticals, Inc.(a)	8,310	1,045,897
Amazon.com, Inc.(a)	1,450	1,115,282
Biogen, Inc.(a)	2,610	797,694
Bristol-Myers Squibb Co.	18,490	1,061,141
Celgene Corp.(a)	11,790	1,258,465
CVS Health Corp.	16,109	1,504,581
DexCom, Inc.(a)	12,360	1,125,872
Edwards Lifesciences Corp.(a)	5,800	667,928
Facebook, Inc., Class A(a)	12,826	1,617,615
Illumina, Inc.(a)	5,350	900,619
Intercept Pharmaceuticals, Inc.(a)	8,860	1,314,027
Intercontinental Exchange, Inc.	7,080	1,996,701
Monster Beverage Corp.(a)	9,170	1,411,171
Nike, Inc., Class B	19,322	1,113,720
Palo Alto Networks, Inc.(a)	7,560	1,006,765
Priceline Group, Inc. (The)(a)	1,036	1,467,732
Salesforce.com, Inc.(a)	8,700	690,954
ServiceNow, Inc.(a)	18,530	1,346,575
Sherwin-Williams Co. (The)	1,310	371,660
Splunk, Inc.(a)	27,620	1,608,589
Starbucks Corp.	17,400	978,402
Vertex Pharmaceuticals, Inc.(a)	9,447	892,836
Visa, Inc., Class A	18,632	1,507,329
Total		30,175,149
Total Common Stocks (Cost: $59,885,980)		62,364,489

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SELECT GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(b)(c)	977,857	977,857
Total Money Market Funds (Cost: $977,857)		977,857
Total Investments (Cost: $60,863,837)		63,342,346
Other Assets & Liabilities, Net		54,476
Net Assets		63,396,822

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	10/27/2016	593,000	AUD	443,827	USD	—	(1,224)
Citi	10/27/2016	6,369,000	DKK	954,242	USD	—	(2,713)
Citi	10/27/2016	6,271,000	ILS	1,653,681	USD	—	(8,270)
Citi	10/27/2016	30,205,000	INR	446,862	USD	—	(411)
Citi	10/27/2016	427,054,000	KRW	381,758	USD	—	(786)
Citi	10/27/2016	114,732,000	THB	3,306,302	USD	—	(5,273)
Citi	10/27/2016	511,921	USD	1,679,000	BRL	—	(589)
Citi	10/27/2016	1,967,156	USD	2,579,000	CAD	—	—
Citi	10/27/2016	1,905,544	USD	1,871,000	CHF	3,050	—
Citi	10/27/2016	2,162,859	USD	1,939,000	EUR	5,189	—
Citi	10/27/2016	765,974	USD	584,000	GBP	1,851	—
Citi	10/27/2016	191,652	USD	2,560,094,000	IDR	—	(506)
Citi	10/27/2016	946,724	USD	97,717,000	JPY	—	(4)
Citi	10/27/2016	252,246	USD	4,776,000	MXN	344	—
Citi	10/27/2016	190,191	USD	777,000	MYR	—	(714)
Citi	10/27/2016	253,945	USD	16,808,000	RUB	—	(254)
Citi	10/27/2016	571,005	USD	4,874,000	SEK	—	(88)
Citi	10/27/2016	254,967	USD	348,000	SGD	424	—
Citi	10/27/2016	829,432	USD	26,223,000	TWD	—	(727)
Citi	10/27/2016	442,888	USD	6,514,000	ZAR	—	(4,625)
Total						10,858	(26,184)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SELECT GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	91,186	7,773,953	(6,887,282)	977,857	951	977,857

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

ILS    Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

RUB  Russian Rouble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA SELECT GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SELECT GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	1,542,840	—	—	1,542,840
Australia	—	1,936,702	—	1,936,702
China	4,703,208	2,966,368	—	7,669,576
Denmark	—	1,319,902	—	1,319,902
France	—	875,566	—	875,566
Germany	—	709,181	—	709,181
India	1,293,282	—	—	1,293,282
Ireland	3,286,940	1,317,158	—	4,604,098
Japan	—	1,499,253	—	1,499,253
Netherlands	3,083,527	—	—	3,083,527
South Korea	—	1,380,337	—	1,380,337
Spain	—	1,430,401	—	1,430,401
Thailand	—	3,464,171	—	3,464,171
United Kingdom	833,983	546,521	—	1,380,504
United States	30,175,149	—	—	30,175,149
Total Common Stocks	44,918,929	17,445,560	—	62,364,489
Investments measured at net asset value
Money Market Funds	—	—	—	977,857
Total Investments	44,918,929	17,445,560	—	63,342,346
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	10,858	—	10,858
Liabilities
Forward Foreign Currency Exchange Contracts	—	(26,184)	—	(26,184)
Total	44,918,929	17,430,234	—	63,327,020

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SELECT GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $59,885,980)	$62,364,489
Affiliated issuers (identified cost $977,857)	977,857
Total investments (identified cost $60,863,837)	63,342,346
Unrealized appreciation on forward foreign currency exchange contracts	10,858
Receivable for:
Investments sold	167,009
Capital shares sold	199,790
Dividends	15,766
Foreign tax reclaims	43,710
Expense reimbursement due from Investment Manager	285
Prepaid expenses	2,955
Other assets	25,996
Total assets	63,808,715
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	26,184
Payable for:
Investments purchased	168,261
Capital shares purchased	139,878
Management services fees	1,515
Distribution and/or service fees	667
Transfer agent fees	8,460
Compensation of board members	40,615
Other expenses	23,596
Other liabilities	2,717
Total liabilities	411,893
Net assets applicable to outstanding capital stock	$63,396,822
Represented by
Paid-in capital	$61,592,129
Excess of distributions over net investment income	(426,981)
Accumulated net realized loss	(229,124)
Unrealized appreciation (depreciation) on:
Investments	2,478,509
Foreign currency translations	(2,385)
Forward foreign currency exchange contracts	(15,326)
Total — representing net assets applicable to outstanding capital stock	$63,396,822

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SELECT GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$41,719,294
Shares outstanding	3,357,267
Net asset value per share	$12.43
Maximum offering price per share(a)	$13.19
Class C
Net assets	$13,562,912
Shares outstanding	1,151,598
Net asset value per share	$11.78
Class R
Net assets	$597,022
Shares outstanding	48,894
Net asset value per share	$12.21
Class R4
Net assets	$1,336,659
Shares outstanding	105,708
Net asset value per share	$12.64
Class R5
Net assets	$183,681
Shares outstanding	14,495
Net asset value per share	$12.67
Class Z
Net assets	$5,997,254
Shares outstanding	474,195
Net asset value per share	$12.65

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SELECT GLOBAL GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$286,700
Dividends — affiliated issuers	951
Foreign taxes withheld	(26,154)
Total income	261,497
Expenses:
Management services fees	281,177
Distribution and/or service fees
Class A	53,732
Class C	69,257
Class R	1,452
Transfer agent fees
Class A	34,867
Class C	11,234
Class R	471
Class R4	1,354
Class R5	51
Class Z	4,355
Compensation of board members	10,148
Custodian fees	7,691
Printing and postage fees	13,214
Registration fees	41,521
Audit fees	15,500
Legal fees	4,159
Other	8,174
Total expenses	558,357
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(47,991)
Total net expenses	510,366
Net investment loss	(248,869)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	108,808
Foreign currency translations	3,474
Forward foreign currency exchange contracts	42,609
Net realized gain	154,891
Net change in unrealized appreciation (depreciation) on:
Investments	11,019,202
Foreign currency translations	1,479
Forward foreign currency exchange contracts	12,917
Net change in unrealized appreciation	11,033,598
Net realized and unrealized gain	11,188,489
Net increase in net assets resulting from operations	$10,939,620

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SELECT GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment loss	$(248,869)	$(534,644)
Net realized gain	154,891	4,824,101
Net change in unrealized appreciation (depreciation)	11,033,598	(16,715,207)
Net increase (decrease) in net assets resulting from operations	10,939,620	(12,425,750)
Distributions to shareholders
Net realized gains
Class A	(2,562,607)	(803,670)
Class C	(866,936)	(279,405)
Class R	(35,721)	(16,700)
Class R4	(94,549)	(28,269)
Class R5	(11,129)	(3,602)
Class Z	(301,319)	(124,325)
Total distributions to shareholders	(3,872,261)	(1,255,971)
Increase (decrease) in net assets from capital stock activity	(5,170,502)	19,985,559
Total increase in net assets	1,896,857	6,303,838
Net assets at beginning of period	61,499,965	55,196,127
Net assets at end of period	$63,396,822	$61,499,965
Excess of distributions over net investment income	$(426,981)	$(178,112)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SELECT GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	261,560	3,163,041	2,391,917	31,704,787
Distributions reinvested	207,647	2,452,305	60,162	768,340
Redemptions	(724,280)	(8,864,401)	(1,210,123)	(15,498,132)
Net increase (decrease)	(255,073)	(3,249,055)	1,241,956	16,974,995
Class C shares
Subscriptions	70,032	806,375	607,844	7,774,948
Distributions reinvested	69,062	774,185	20,535	250,483
Redemptions	(220,280)	(2,565,197)	(124,201)	(1,500,431)
Net increase (decrease)	(81,186)	(984,637)	504,178	6,525,000
Class R shares
Subscriptions	4,385	52,842	37,427	474,380
Distributions reinvested	3,024	35,103	1,313	16,514
Redemptions	(7,958)	(96,353)	(37,562)	(418,421)
Net increase (decrease)	(549)	(8,408)	1,178	72,473
Class R4 shares
Subscriptions	45,514	562,399	104,134	1,378,842
Distributions reinvested	7,861	94,412	2,179	28,228
Redemptions	(75,926)	(955,429)	(262,903)	(3,552,132)
Net decrease	(22,551)	(298,618)	(156,590)	(2,145,062)
Class R5 shares
Subscriptions	1,604	19,716	15,317	207,106
Distributions reinvested	913	10,992	275	3,561
Redemptions	(5,157)	(64,862)	(2,147)	(25,519)
Net increase (decrease)	(2,640)	(34,154)	13,445	185,148
Class Z shares
Subscriptions	195,953	2,478,107	437,805	5,807,208
Distributions reinvested	22,569	271,275	8,376	108,710
Redemptions	(270,154)	(3,345,012)	(565,686)	(7,542,913)
Net decrease	(51,632)	(595,630)	(119,505)	(1,626,995)
Total net increase (decrease)	(413,631)	(5,170,502)	1,484,662	19,985,559

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SELECT GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,				Year Ended February 29,
Class A	(Unaudited)		2016	2015		2014	2013	2012
Per share data
Net asset value, beginning of period	$11.14		$13.58	$14.05		$10.78	$9.71	$10.16
Income from investment operations:
Net investment loss	(0.04)		(0.09)	(0.06)		(0.06)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	2.09		(2.12)	1.02		3.82	1.11	(0.28)
Total from investment operations	2.05		(2.21)	0.96		3.76	1.07	(0.33)
Less distributions to shareholders:
Net investment income	—		—	—		—	—	(0.01)
Net realized gains	(0.76)		(0.23)	(1.43)		(0.49)	—	(0.10)
Tax return of capital	—		—	—		—	—	(0.01)
Total distributions to shareholders	(0.76)		(0.23)	(1.43)		(0.49)	—	(0.12)
Net asset value, end of period	$12.43		$11.14	$13.58		$14.05	$10.78	$9.71
Total return	18.80%		(16.49%)	7.53%		35.05%	11.02%	(3.27%)
Ratios to average net assets(a)
Total gross expenses	1.59	%(b)	1.57%	1.71	%(c)	1.80%	2.18%	3.58%
Total net expenses(d)	1.44	%(b)	1.47%	1.49	%(c)	1.51%	1.57%	1.60%
Net investment loss	(0.63	%)(b)	(0.71%)	(0.44%)		(0.50%)	(0.41%)	(0.50%)
Supplemental data
Net assets, end of period (in thousands)	$41,719		$40,252	$32,186		$25,902	$10,610	$3,786
Portfolio turnover	9%		154%	98%		149%	98%	112%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SELECT GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,				Year Ended February 29,
Class C	(Unaudited)		2016	2015		2014	2013	2012
Per share data
Net asset value, beginning of period	$10.64		$13.07	$13.67		$10.51	$9.53	$10.04
Income from investment operations:
Net investment loss	(0.08)		(0.18)	(0.15)		(0.15)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	1.98		(2.02)	0.98		3.71	1.09	(0.30)
Total from investment operations	1.90		(2.20)	0.83		3.56	0.98	(0.41)
Less distributions to shareholders:
Net investment income	—		—	—		—	—	(0.00	)(a)
Net realized gains	(0.76)		(0.23)	(1.43)		(0.40)	—	(0.10)
Tax return of capital	—		—	—		—	—	(0.00	)(a)
Total distributions to shareholders	(0.76)		(0.23)	(1.43)		(0.40)	—	(0.10)
Net asset value, end of period	$11.78		$10.64	$13.07		$13.67	$10.51	$9.53
Total return	18.26%		(17.06%)	6.74%		34.01%	10.28%	(4.04%)
Ratios to average net assets(b)
Total gross expenses	2.34	%(c)	2.32%	2.46	%(d)	2.54%	3.03%	4.32%
Total net expenses(e)	2.19	%(c)	2.22%	2.24	%(d)	2.26%	2.32%	2.35%
Net investment loss	(1.39	%)(c)	(1.45%)	(1.18%)		(1.24%)	(1.10%)	(1.25%)
Supplemental data
Net assets, end of period (in thousands)	$13,563		$13,111	$9,521		$7,423	$2,586	$2,012
Portfolio turnover	9%		154%	98%		149%	98%	112%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SELECT GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,				Year Ended February 29,
Class R	(Unaudited)		2016	2015		2014	2013	2012
Per share data
Net asset value, beginning of period	$10.97		$13.41	$13.92		$10.70	$9.65	$10.13
Income from investment operations:
Net investment loss	(0.05)		(0.12)	(0.06)		(0.09)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	2.05		(2.09)	0.98		3.77	1.11	(0.30)
Total from investment operations	2.00		(2.21)	0.92		3.68	1.05	(0.37)
Less distributions to shareholders:
Net investment income	—		—	—		—	—	(0.00	)(a)
Net realized gains	(0.76)		(0.23)	(1.43)		(0.46)	—	(0.10)
Tax return of capital	—		—	—		—	—	(0.01)
Total distributions to shareholders	(0.76)		(0.23)	(1.43)		(0.46)	—	(0.11)
Net asset value, end of period	$12.21		$10.97	$13.41		$13.92	$10.70	$9.65
Total return	18.63%		(16.70%)	7.30%		34.55%	10.88%	(3.62%)
Ratios to average net assets(b)
Total gross expenses	1.84	%(c)	1.82%	1.92	%(d)	2.06%	2.53%	3.82%
Total net expenses(e)	1.69	%(c)	1.72%	1.75	%(d)	1.77%	1.82%	1.85%
Net investment loss	(0.90	%)(c)	(0.93%)	(0.41%)		(0.69%)	(0.61%)	(0.75%)
Supplemental data
Net assets, end of period (in thousands)	$597		$543	$647		$2,353	$1,645	$1,195
Portfolio turnover	9%		154%	98%		149%	98%	112%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SELECT GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class R4	(Unaudited)		2016	2015		2014(a)
Per share data
Net asset value, beginning of period	$11.31		$13.75	$14.17		$13.95
Income from investment operations:
Net investment loss	(0.02)		(0.03)	(0.02)		(0.01)
Net realized and unrealized gain (loss)	2.11		(2.18)	1.03		0.23
Total from investment operations	2.09		(2.21)	1.01		0.22
Less distributions to shareholders:
Net realized gains	(0.76)		(0.23)	(1.43)		—
Total distributions to shareholders	(0.76)		(0.23)	(1.43)		—
Net asset value, end of period	$12.64		$11.31	$13.75		$14.17
Total return	18.87%		(16.28%)	7.83%		1.58%
Ratios to average net assets(b)
Total gross expenses	1.34	%(c)	1.32%	1.45	%(d)	1.47	%(c)
Total net expenses(e)	1.19	%(c)	1.22%	1.24	%(d)	1.25	%(c)
Net investment loss	(0.36	%)(c)	(0.26%)	(0.12%)		(0.33	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$1,337		$1,451	$3,917		$1,482
Portfolio turnover	9%		154%	98%		149%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SELECT GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class R5	(Unaudited)		2016	2015		2014(a)
Per share data
Net asset value, beginning of period	$11.33		$13.76	$14.17		$13.95
Income from investment operations:
Net investment loss	(0.02)		(0.06)	(0.07)		(0.01)
Net realized and unrealized gain (loss)	2.12		(2.14)	1.09		0.23
Total from investment operations	2.10		(2.20)	1.02		0.22
Less distributions to shareholders:
Net realized gains	(0.76)		(0.23)	(1.43)		—
Total distributions to shareholders	(0.76)		(0.23)	(1.43)		—
Net asset value, end of period	$12.67		$11.33	$13.76		$14.17
Total return	18.92%		(16.20%)	7.90%		1.58%
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)	1.21%	1.37	%(d)	1.38	%(c)
Total net expenses(e)	1.11	%(c)	1.14%	1.18	%(d)	1.20	%(c)
Net investment loss	(0.28	%)(c)	(0.47%)	(0.55%)		(0.37	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$184		$194	$51		$3
Portfolio turnover	9%		154%	98%		149%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SELECT GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,				Year Ended February 29,
Class Z	(Unaudited)		2016	2015		2014	2013	2012
Per share data
Net asset value, beginning of period	$11.31		$13.75	$14.17		$10.87	$9.76	$10.20
Income from investment operations:
Net investment loss	(0.02)		(0.05)	(0.02)		(0.04)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	2.12		(2.16)	1.03		3.86	1.13	(0.30)
Total from investment operations	2.10		(2.21)	1.01		3.82	1.11	(0.32)
Less distributions to shareholders:
Net investment income	—		—	—		—	—	(0.01)
Net realized gains	(0.76)		(0.23)	(1.43)		(0.52)	—	(0.10)
Tax return of capital	—		—	—		—	—	(0.01)
Total distributions to shareholders	(0.76)		(0.23)	(1.43)		(0.52)	—	(0.12)
Net asset value, end of period	$12.65		$11.31	$13.75		$14.17	$10.87	$9.76
Total return	18.96%		(16.29%)	7.83%		35.32%	11.37%	(3.12%)
Ratios to average net assets(a)
Total gross expenses	1.34	%(b)	1.32%	1.44	%(c)	1.54%	1.88%	3.32%
Total net expenses(d)	1.19	%(b)	1.22%	1.24	%(c)	1.26%	1.32%	1.35%
Net investment loss	(0.38	%)(b)	(0.39%)	(0.12%)		(0.29%)	(0.19%)	(0.25%)
Supplemental data
Net assets, end of period (in thousands)	$5,997		$5,950	$8,874		$13,395	$4,263	$1,438
Portfolio turnover	9%		154%	98%		149%	98%	112%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SELECT GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Select Global Growth Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple

Semiannual Report 2016
23

COLUMBIA SELECT GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides

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COLUMBIA SELECT GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation

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COLUMBIA SELECT GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	10,858
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	26,184

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	42,609
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	12,917

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2016:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	14,587	(62,165)

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2016.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2016:

	Citi ($)	Total ($)
Assets
Forward foreign currency exchange contracts	10,858	10,858
Liabilities
Forward foreign currency exchange contracts	26,184	26,184
Total Financial and Derivative Net Assets	(15,326)	(15,326)
Total collateral received (pledged)(a)	—	—
Net Amount(b)	(15,326)	(15,326)

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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COLUMBIA SELECT GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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COLUMBIA SELECT GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.87% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment

Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.16
Class R	0.16
Class R4	0.16
Class R5	0.05
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment

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COLUMBIA SELECT GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $19,208 for Class A and $1,687 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	1.40%	1.46%
Class C	2.15	2.21
Class R	1.65	1.71
Class R4	1.15	1.21
Class R5	1.08	1.13
Class Z	1.15	1.21

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $60,864,000

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29

COLUMBIA SELECT GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,767,000
Unrealized depreciation	(4,289,000)
Net unrealized appreciation	$2,478,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $186,390 at February 29, 2016 as arising on March 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,764,233 and $15,752,106, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, affiliated shareholders of record owned 53.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation,

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COLUMBIA SELECT GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
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COLUMBIA SELECT GLOBAL GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Global Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
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COLUMBIA SELECT GLOBAL GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016
33

COLUMBIA SELECT GLOBAL GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
34

COLUMBIA SELECT GLOBAL GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
35

Columbia Select Global Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR187_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA SELECT LARGE CAP EQUITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SELECT LARGE CAP EQUITY FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	23
Approval of Management Agreement	32
Important Information About This Report	35

Semiannual Report 2016

COLUMBIA SELECT LARGE CAP EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Select Large Cap Equity Fund (the Fund) Class A shares returned 12.48% excluding sales charges for the six-month period that ended August 31, 2016.

■  The Fund underperformed its benchmark, the S&P 500 Index, which returned 13.60% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	08/02/99
Excluding sales charges		12.48	10.83	13.85	7.06
Including sales charges		6.03	4.49	12.51	6.42
Class B	08/02/99
Excluding sales charges		12.00	10.03	13.01	6.25
Including sales charges		7.00	5.03	12.78	6.25
Class C	08/02/99
Excluding sales charges		12.02	9.94	13.00	6.25
Including sales charges		11.02	8.94	13.00	6.25
Class I*	09/27/10	12.62	11.32	14.32	7.42
Class R5*	11/08/12	12.68	11.26	14.24	7.36
Class W*	09/27/10	12.39	10.84	13.88	7.08
Class Z	10/02/98	12.51	11.08	14.14	7.31
S&P 500 Index		13.60	12.55	14.69	7.51

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/ appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Peter Santoro, CFA

Melda Mergen, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2016)
Apple, Inc.	4.2
Microsoft Corp.	3.5
Exxon Mobil Corp.	3.4
SPDR S&P 500 ETF Trust	3.1
Berkshire Hathaway, Inc., Class B	2.9
Amazon.com, Inc.	2.7
Comcast Corp., Class A	2.6
Alphabet, Inc., Class C	2.5
JPMorgan Chase & Co.	2.5
Home Depot, Inc. (The)	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	92.6
Convertible Preferred Stocks	1.4
Exchange-Traded Funds	3.0
Money Market Funds	2.9
Options Purchased Puts	0.1
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	12.3
Consumer Staples	10.2
Energy	8.6
Financials	17.3
Health Care	12.7
Industrials	10.6
Information Technology	23.8
Materials	1.3
Utilities	3.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA SELECT LARGE CAP EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,124.80	1,019.26	6.32	6.01	1.18
Class B	1,000.00	1,000.00	1,120.00	1,015.48	10.31	9.80	1.93
Class C	1,000.00	1,000.00	1,120.20	1,015.48	10.31	9.80	1.93
Class I	1,000.00	1,000.00	1,126.20	1,021.27	4.18	3.97	0.78
Class R5	1,000.00	1,000.00	1,126.80	1,021.02	4.45	4.23	0.83
Class W	1,000.00	1,000.00	1,123.90	1,019.26	6.32	6.01	1.18
Class Z	1,000.00	1,000.00	1,125.10	1,020.52	4.98	4.74	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 11.5%
Internet & Catalog Retail 2.6%
Amazon.com, Inc.(a)	19,830	15,252,443
Media 3.5%
Comcast Corp., Class A	224,414	14,645,258
DISH Network Corp., Class A(a)	109,750	5,512,742
Total		20,158,000
Specialty Retail 4.4%
Foot Locker, Inc.	33,627	2,207,276
Home Depot, Inc. (The)	102,344	13,726,378
TJX Companies, Inc. (The)	124,821	9,666,138
Total		25,599,792
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	142,638	5,445,919
Total Consumer Discretionary		66,456,154
CONSUMER STAPLES 9.6%
Beverages 2.1%
PepsiCo, Inc.	111,904	11,945,752
Food & Staples Retailing 2.9%
CVS Health Corp.	108,136	10,099,902
SYSCO Corp.	128,700	6,674,382
Total		16,774,284
Food Products 1.1%
AdvancePierre Foods Holdings, Inc.	244,509	6,188,523
Tobacco 3.5%
Altria Group, Inc.	148,132	9,790,044
Philip Morris International, Inc.	107,561	10,748,571
Total		20,538,615
Total Consumer Staples		55,447,174
ENERGY 7.3%
Energy Equipment & Services 1.2%
Halliburton Co.	156,491	6,730,678
Oil, Gas & Consumable Fuels 6.1%
EOG Resources, Inc.	80,270	7,103,092
Exxon Mobil Corp.	219,149	19,096,644
Suncor Energy, Inc.	337,456	9,148,432
Total		35,348,168
Total Energy		42,078,846

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 16.2%
Banks 4.2%
Citigroup, Inc.	224,320	10,709,037
JPMorgan Chase & Co.	203,481	13,734,967
Total		24,444,004
Capital Markets 5.4%
Bank of New York Mellon Corp. (The)	176,639	7,360,547
BlackRock, Inc.	24,471	9,123,033
Invesco Ltd.	214,425	6,687,916
Morgan Stanley	249,600	8,002,176
Total		31,173,672
Diversified Financial Services 2.8%
Berkshire Hathaway, Inc., Class B(a)	107,954	16,245,998
Real Estate Investment Trusts (REITs) 3.8%
American Tower Corp.	104,201	11,814,309
Public Storage	45,321	10,149,185
Total		21,963,494
Total Financials		93,827,168
HEALTH CARE 11.9%
Biotechnology 4.2%
AbbVie, Inc.	130,459	8,362,422
Alexion Pharmaceuticals, Inc.(a)	36,890	4,642,975
Biogen, Inc.(a)	18,358	5,610,756
BioMarin Pharmaceutical, Inc.(a)	18,629	1,749,077
Vertex Pharmaceuticals, Inc.(a)	41,137	3,887,858
Total		24,253,088
Health Care Equipment & Supplies 3.6%
Medtronic PLC	147,593	12,845,019
Zimmer Biomet Holdings, Inc.	61,170	7,928,243
Total		20,773,262
Health Care Providers & Services 2.6%
Aetna, Inc.	59,893	7,014,668
Laboratory Corp. of America Holdings(a)	59,926	8,205,667
Total		15,220,335
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	57,294	8,719,574
Total Health Care		68,966,259

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INDUSTRIALS 10.0%
Aerospace & Defense 4.0%
Honeywell International, Inc.	74,369	8,679,606
L-3 Communications Holdings, Inc.	49,037	7,297,686
Lockheed Martin Corp.	28,887	7,018,675
Total		22,995,967
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	75,842	8,283,463
Airlines 1.1%
Delta Air Lines, Inc.	176,072	6,470,646
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	54,064	5,669,151
Machinery 2.5%
Ingersoll-Rand PLC	118,200	8,036,418
Xylem, Inc.	121,935	6,201,614
Total		14,238,032
Total Industrials		57,657,259
INFORMATION TECHNOLOGY 21.8%
Communications Equipment 2.3%
Cisco Systems, Inc.	337,008	10,595,531
Palo Alto Networks, Inc.(a)	21,600	2,876,472
Total		13,472,003
Internet Software & Services 5.7%
Alphabet, Inc., Class A(a)	7,214	5,697,978
Alphabet, Inc., Class C(a)	18,051	13,846,020
Facebook, Inc., Class A(a)	108,070	13,629,788
Total		33,173,786
IT Services 2.7%
Leidos Holdings, Inc.	165,151	6,690,243
MasterCard, Inc., Class A	91,648	8,855,946
Total		15,546,189
Semiconductors & Semiconductor Equipment 1.1%
Lam Research Corp.	69,072	6,445,799
Software 5.9%
Electronic Arts, Inc.(a)	84,574	6,869,946
Microsoft Corp.	345,813	19,870,415
Salesforce.com, Inc.(a)	91,895	7,298,301
Total		34,038,662

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	220,397	23,384,122
Total Information Technology		126,060,561
MATERIALS 1.2%
Chemicals 1.2%
Eastman Chemical Co.	99,415	6,749,285
Total Materials		6,749,285
UTILITIES 3.0%
Electric Utilities 3.0%
Edison International	113,905	8,283,172
PG&E Corp.	149,000	9,229,060
Total		17,512,232
Total Utilities		17,512,232
Total Common Stocks (Cost: $445,873,209)		534,754,938

Convertible Preferred Stocks 1.4%

ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Hess Corp., 8.000%	70,940	4,691,971
Total Energy		4,691,971
INFORMATION TECHNOLOGY 0.6%
Internet Software & Services 0.6%
Mandatory Exchangeable Trust, 5.750%(b)	27,240	3,281,603
Total		3,281,603
Total Information Technology		3,281,603
Total Convertible Preferred Stocks (Cost: $6,536,571)		7,973,574

Warrants —%

HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp.(a)	2,715	6,788
Total Health Care		6,788
Total Warrants (Cost: $—)		6,788

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Exchange-Traded Funds 3.0%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	80,000	17,395,200
Total Exchange-Traded Funds (Cost: $17,446,400)		17,395,200

Options Purchased Puts 0.1%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Colt Group SA	1,100	216.00	09/30/16	295,900
Total Options Purchased Puts (Cost: $276,444)				295,900

Money Market Funds 2.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(c)(d)	16,611,679	16,611,679
Total Money Market Funds (Cost: $16,611,679)		16,611,679
Total Investments (Cost: $486,744,303)		577,038,079
Other Assets & Liabilities, Net		606,624
Net Assets		577,644,703

Investments in Derivatives

Open Options Contracts Written at August 31, 2016

Issuer	Puts/Calls	Trading Currency	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)
Colt Group SA	Call	USD	(800)	217.00	(287,961)	09/30/2016	(206,000)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At August 31, 2016, the value of these securities amounted to $3,281,603 or 0.57% of net assets.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,435,397	93,662,566	(92,486,284)	16,611,679	38,421	16,611,679

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	66,456,154	—	—	66,456,154
Consumer Staples	55,447,174	—	—	55,447,174
Energy	42,078,846	—	—	42,078,846
Financials	93,827,168	—	—	93,827,168
Health Care	68,966,259	—	—	68,966,259
Industrials	57,657,259	—	—	57,657,259
Information Technology	126,060,561	—	—	126,060,561
Materials	6,749,285	—	—	6,749,285
Utilities	17,512,232	—	—	17,512,232
Total Common Stocks	534,754,938	—	—	534,754,938
Convertible Preferred Stocks
Energy	4,691,971	—	—	4,691,971
Information Technology	—	3,281,603	—	3,281,603
Total Convertible Preferred Stocks	4,691,971	3,281,603	—	7,973,574
Warrants
Health Care	6,788	—	—	6,788
Exchange-Traded Funds	17,395,200	—	—	17,395,200
Options Purchased Puts	295,900	—	—	295,900
Investments measured at net asset value
Money Market Funds	—	—	—	16,611,679
Total Investments	557,144,797	3,281,603	—	577,038,079
Derivatives
Liabilities
Options Contracts Written	(206,000)	—	—	(206,000)
Total	556,938,797	3,281,603	—	576,832,079

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $469,856,180)	$560,130,500
Affiliated issuers (identified cost $16,611,679)	16,611,679
Options purchased (identified cost $276,444)	295,900
Total investments (identified cost $486,744,303)	577,038,079
Receivable for:
Capital shares sold	396,948
Dividends	971,943
Expense reimbursement due from Investment Manager	474
Prepaid expenses	4,754
Trustees' deferred compensation plan	8,391
Other assets	32,844
Total assets	578,453,433
Liabilities
Option contracts written, at value (premiums received $287,961)	206,000
Payable for:
Capital shares purchased	362,449
Management services fees	12,094
Distribution and/or service fees	1,034
Transfer agent fees	41,011
Compensation of board members	149,137
Other expenses	28,614
Trustees' deferred compensation plan	8,391
Total liabilities	808,730
Net assets applicable to outstanding capital stock	$577,644,703
Represented by
Paid-in capital	$480,592,569
Undistributed net investment income	4,098,566
Accumulated net realized gain	2,577,831
Unrealized appreciation (depreciation) on:
Investments	90,274,320
Options purchased	19,456
Options contracts written	81,961
Total — representing net assets applicable to outstanding capital stock	$577,644,703

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$129,952,063
Shares outstanding	10,655,302
Net asset value per share	$12.20
Maximum offering price per share(a)	$12.94
Class B
Net assets	$162,308
Shares outstanding	14,378
Net asset value per share	$11.29
Class C
Net assets	$5,081,682
Shares outstanding	450,500
Net asset value per share	$11.28
Class I
Net assets	$284,963,032
Shares outstanding	23,478,046
Net asset value per share	$12.14
Class R5
Net assets	$526,484
Shares outstanding	42,326
Net asset value per share	$12.44
Class W
Net assets	$2,306
Shares outstanding	189
Net asset value per share(b)	$12.19
Class Z
Net assets	$156,956,828
Shares outstanding	12,948,879
Net asset value per share	$12.12

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,789,442
Dividends — affiliated issuers	38,421
Foreign taxes withheld	(7,578)
Total income	6,820,285
Expenses:
Management services fees	2,099,942
Distribution and/or service fees
Class A	160,648
Class B	998
Class C	24,892
Class W	3
Transfer agent fees
Class A	116,665
Class B	181
Class C	4,521
Class R5	269
Class W	2
Class Z	142,685
Compensation of board members	25,291
Custodian fees	4,998
Printing and postage fees	18,598
Registration fees	38,593
Audit fees	12,427
Legal fees	6,406
Other	10,602
Total expenses	2,667,721
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(115,214)
Expense reductions	(1,900)
Total net expenses	2,550,607
Net investment income	4,269,678
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,575,410
Foreign currency translations	438
Options purchased	(61,786)
Options contracts written	66,532
Net realized gain	5,580,594
Net change in unrealized appreciation (depreciation) on:
Investments	52,497,830
Options purchased	19,456
Options contracts written	81,961
Net change in unrealized appreciation	52,599,247
Net realized and unrealized gain	58,179,841
Net increase in net assets resulting from operations	$62,449,519

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income	$4,269,678	$4,231,821
Net realized gain	5,580,594	3,774,299
Net change in unrealized appreciation (depreciation)	52,599,247	(36,117,272)
Net increase (decrease) in net assets resulting from operations	62,449,519	(28,111,152)
Distributions to shareholders
Net investment income
Class A	(46,876)	(2,157,840)
Class B	—	(2,831)
Class C	—	(58,616)
Class I	(270,134)	(3,806,332)
Class R5	(1,355)	(2,735)
Class W	(1)	(38)
Class Z	(114,412)	(3,520,854)
Net realized gains
Class A	—	(13,244,121)
Class B	—	(28,656)
Class C	—	(589,227)
Class I	—	(16,367,228)
Class R5	—	(12,505)
Class W	—	(235)
Class Z	—	(19,375,941)
Total distributions to shareholders	(432,778)	(59,167,159)
Increase in net assets from capital stock activity	25,339,793	90,025,405
Proceeds from regulatory settlements (Note 6)	—	387,115
Total increase in net assets	87,356,534	3,134,209
Net assets at beginning of period	490,288,169	487,153,960
Net assets at end of period	$577,644,703	$490,288,169
Undistributed net investment income	$4,098,566	$261,666

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	213,746	2,475,964	1,267,110	15,168,328
Distributions reinvested	1,090	12,751	347,159	4,177,094
Redemptions	(608,373)	(7,147,985)	(1,397,306)	(16,457,586)
Net increase (decrease)	(393,537)	(4,659,270)	216,963	2,887,836
Class B shares
Subscriptions	—	—	5,915	65,647
Distributions reinvested	—	—	1,583	17,729
Redemptions(a)	(5,167)	(57,758)	(20,707)	(233,823)
Net decrease	(5,167)	(57,758)	(13,209)	(150,447)
Class C shares
Subscriptions	21,919	240,809	117,647	1,284,557
Distributions reinvested	—	—	44,637	499,652
Redemptions	(41,905)	(454,351)	(171,003)	(1,878,832)
Net decrease	(19,986)	(213,542)	(8,719)	(94,623)
Class I shares
Subscriptions	4,850,746	56,898,390	11,418,065	137,538,318
Distributions reinvested	23,227	270,133	1,691,738	20,173,266
Redemptions	(1,374,397)	(16,121,986)	(3,423,806)	(40,949,781)
Net increase	3,499,576	41,046,537	9,685,997	116,761,803
Class R5 shares
Subscriptions	122,512	1,434,070	15,948	188,477
Distributions reinvested	114	1,353	1,224	14,962
Redemptions	(94,123)	(1,160,058)	(14,294)	(171,161)
Net increase	28,503	275,365	2,878	32,278
Class Z shares
Subscriptions	118,544	1,381,418	614,817	7,109,286
Distributions reinvested	5,268	61,210	907,917	10,846,354
Redemptions	(1,069,933)	(12,494,167)	(4,051,783)	(47,367,082)
Net decrease	(946,121)	(11,051,539)	(2,529,049)	(29,411,442)
Total net increase	2,163,268	25,339,793	7,354,861	90,025,405

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.85		$12.86		$13.10		$15.21		$14.09		$13.73
Income from investment operations:
Net investment income	0.08		0.05		0.23		0.11		0.10		0.10
Net realized and unrealized gain (loss)	1.27		(0.62)		1.53		3.03		1.66		0.36
Total from investment operations	1.35		(0.57)		1.76		3.14		1.76		0.46
Less distributions to shareholders:
Net investment income	(0.00	)(a)	(0.20)		(0.10)		(0.13)		(0.13)		(0.10)
Net realized gains	—		(1.24)		(1.90)		(5.12)		(0.51)		—
Total distributions to shareholders	(0.00	)(a)	(1.44)		(2.00)		(5.25)		(0.64)		(0.10)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		0.00	(a)
Net asset value, end of period	$12.20		$10.85		$12.86		$13.10		$15.21		$14.09
Total return	12.48%		(5.38	%)(b)	14.26%		23.89%		12.83%		3.45%
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)	1.25%		1.25%		1.25%		1.23%		1.21	%(e)
Total net expenses(f)	1.18	%(d)(g)	1.18	%(g)	1.18	%(g)	1.19	%(g)	1.19	%(g)	1.16	%(e)(g)
Net investment income	1.28	%(d)	0.41%		1.79%		0.75%		0.70%		0.77%
Supplemental data
Net assets, end of period (in thousands)	$129,952		$119,928		$139,311		$133,450		$120,365		$119,434
Portfolio turnover	35%		102%		150%		184%		147%		197%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.08		$12.05		$12.40		$14.64		$13.59		$13.25
Income from investment operations:
Net investment income (loss)	0.02		(0.09)		0.12		(0.00	)(a)	(0.01)		(0.00	)(a)
Net realized and unrealized gain (loss)	1.19		(0.52)		1.44		2.89		1.60		0.36
Total from investment operations	1.21		(0.61)		1.56		2.89		1.59		0.36
Less distributions to shareholders:
Net investment income	—		(0.12)		(0.01)		(0.01)		(0.03)		(0.02)
Net realized gains	—		(1.24)		(1.90)		(5.12)		(0.51)		—
Total distributions to shareholders	—		(1.36)		(1.91)		(5.13)		(0.54)		(0.02)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		0.00	(a)
Net asset value, end of period	$11.29		$10.08		$12.05		$12.40		$14.64		$13.59
Total return	12.00%		(6.04	%)(b)	13.38%		22.99%		11.93%		2.72%
Ratios to average net assets(c)
Total gross expenses	1.98	%(d)	2.00%		2.00%		2.00%		1.98%		1.96	%(e)
Total net expenses(f)	1.93	%(d)(g)	1.93	%(g)	1.93	%(g)	1.94	%(g)	1.94	%(g)	1.91	%(e)(g)
Net investment income (loss)	0.41	%(d)	(0.78%)		0.96%		(0.01%)		(0.05%)		(0.04%)
Supplemental data
Net assets, end of period (in thousands)	$162		$197		$395		$448		$700		$813
Portfolio turnover	35%		102%		150%		184%		147%		197%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.07		$12.04		$12.39		$14.63		$13.58		$13.25
Income from investment operations:
Net investment income (loss)	0.03		(0.04)		0.14		0.00	(a)	(0.01)		0.00	(a)
Net realized and unrealized gain (loss)	1.18		(0.57)		1.42		2.89		1.60		0.35
Total from investment operations	1.21		(0.61)		1.56		2.89		1.59		0.35
Less distributions to shareholders:
Net investment income	—		(0.12)		(0.01)		(0.01)		(0.03)		(0.02)
Net realized gains	—		(1.24)		(1.90)		(5.12)		(0.51)		—
Total distributions to shareholders	—		(1.36)		(1.91)		(5.13)		(0.54)		(0.02)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		0.00	(a)
Net asset value, end of period	$11.28		$10.07		$12.04		$12.39		$14.63		$13.58
Total return	12.02%		(6.05	%)(b)	13.38%		23.01%		11.94%		2.64%
Ratios to average net assets(c)
Total gross expenses	1.98	%(d)	2.00%		2.00%		2.00%		1.98%		1.96	%(e)
Total net expenses(f)	1.93	%(d)(g)	1.93	%(g)	1.93	%(g)	1.94	%(g)	1.94	%(g)	1.91	%(e)(g)
Net investment income (loss)	0.54	%(d)	(0.35%)		1.16%		0.01%		(0.04%)		0.02%
Supplemental data
Net assets, end of period (in thousands)	$5,082		$4,739		$5,772		$4,245		$3,436		$2,649
Portfolio turnover	35%		102%		150%		184%		147%		197%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,			Year Ended February 29,
Class I	(Unaudited)		2016		2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$10.79		$12.79		$13.04	$15.15	$14.04	$13.69
Income from investment operations:
Net investment income	0.10		0.16		0.26	0.17	0.16	0.15
Net realized and unrealized gain (loss)	1.26		(0.67)		1.54	3.03	1.65	0.36
Total from investment operations	1.36		(0.51)		1.80	3.20	1.81	0.51
Less distributions to shareholders:
Net investment income	(0.01)		(0.25)		(0.15)	(0.19)	(0.19)	(0.16)
Net realized gains	—		(1.24)		(1.90)	(5.12)	(0.51)	—
Total distributions to shareholders	(0.01)		(1.49)		(2.05)	(5.31)	(0.70)	(0.16)
Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	0.00	(a)
Net asset value, end of period	$12.14		$10.79		$12.79	$13.04	$15.15	$14.04
Total return	12.62%		(4.95	%)(b)	14.68%	24.51%	13.24%	3.82%
Ratios to average net assets(c)
Total gross expenses	0.81	%(d)	0.81%		0.81%	0.81%	0.79%	0.76	%(e)
Total net expenses(f)	0.78	%(d)	0.78%		0.79%	0.79%	0.79%	0.76	%(e)(g)
Net investment income	1.73	%(d)	1.38%		2.03%	1.16%	1.11%	1.18%
Supplemental data
Net assets, end of period (in thousands)	$284,963		$215,504		$131,622	$155,624	$128,241	$122,828
Portfolio turnover	35%		102%		150%	184%	147%	197%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R5	(Unaudited)		2016		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.05		$13.07		$13.28	$15.35	$14.45
Income from investment operations:
Net investment income	0.08		0.06		0.39	0.23	0.06
Net realized and unrealized gain (loss)	1.32		(0.60)		1.44	3.00	1.51
Total from investment operations	1.40		(0.54)		1.83	3.23	1.57
Less distributions to shareholders:
Net investment income	(0.01)		(0.24)		(0.14)	(0.18)	(0.16)
Net realized gains	—		(1.24)		(1.90)	(5.12)	(0.51)
Total distributions to shareholders	(0.01)		(1.48)		(2.04)	(5.30)	(0.67)
Proceeds from regulatory settlements	—		0.00	(b)	—	—	—
Net asset value, end of period	$12.44		$11.05		$13.07	$13.28	$15.35
Total return	12.68%		(5.05	%)(c)	14.67%	24.40%	11.15%
Ratios to average net assets(d)
Total gross expenses	0.86	%(e)	0.86%		0.86%	0.86%	0.79	%(e)
Total net expenses(f)	0.83	%(e)	0.84%		0.85%	0.83%	0.79	%(e)
Net investment income	1.26	%(e)	0.47%		2.98%	1.77%	1.37	%(e)
Supplemental data
Net assets, end of period (in thousands)	$526		$153		$143	$66	$3
Portfolio turnover	35%		102%		150%	184%	147%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class W	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.85		$12.86		$13.10		$15.20		$14.09		$13.73
Income from investment operations:
Net investment income	0.08		0.04		0.23		0.11		0.10		0.11
Net realized and unrealized gain (loss)	1.26		(0.61)		1.53		3.04		1.66		0.36
Total from investment operations	1.34		(0.57)		1.76		3.15		1.76		0.47
Less distributions to shareholders:
Net investment income	(0.00	)(a)	(0.20)		(0.10)		(0.13)		(0.14)		(0.11)
Net realized gains	—		(1.24)		(1.90)		(5.12)		(0.51)		—
Total distributions to shareholders	(0.00	)(a)	(1.44)		(2.00)		(5.25)		(0.65)		(0.11)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		0.00	(a)
Net asset value, end of period	$12.19		$10.85		$12.86		$13.10		$15.20		$14.09
Total return	12.39%		(5.36	%)(b)	14.29%		24.01%		12.78%		3.48%
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	1.20%		1.16%		1.21%		1.20%		1.18	%(e)
Total net expenses(f)	1.18	%(d)(g)	1.18	%(g)	1.16	%(g)	1.19	%(g)	1.17	%(g)	1.14	%(e)(g)
Net investment income	1.28	%(d)	0.37%		1.74%		0.75%		0.72%		0.81%
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$2		$3		$3		$3
Portfolio turnover	35%		102%		150%		184%		147%		197%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.78		$12.78		$13.03		$15.15		$14.04		$13.69
Income from investment operations:
Net investment income	0.09		0.07		0.25		0.15		0.13		0.13
Net realized and unrealized gain (loss)	1.26		(0.60)		1.53		3.02		1.66		0.36
Total from investment operations	1.35		(0.53)		1.78		3.17		1.79		0.49
Less distributions to shareholders:
Net investment income	(0.01)		(0.23)		(0.13)		(0.17)		(0.17)		(0.14)
Net realized gains	—		(1.24)		(1.90)		(5.12)		(0.51)		—
Total distributions to shareholders	(0.01)		(1.47)		(2.03)		(5.29)		(0.68)		(0.14)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		0.00	(a)
Net asset value, end of period	$12.12		$10.78		$12.78		$13.03		$15.15		$14.04
Total return	12.51%		(5.09	%)(b)	14.54%		24.25%		13.08%		3.65%
Ratios to average net assets(c)
Total gross expenses	0.99	%(d)	1.00%		1.00%		1.00%		0.98%		0.95	%(e)
Total net expenses(f)	0.93	%(d)(g)	0.93	%(g)	0.93	%(g)	0.94	%(g)	0.93	%(g)	0.91	%(e)(g)
Net investment income	1.53	%(d)	0.55%		1.92%		1.00%		0.90%		0.99%
Supplemental data
Net assets, end of period (in thousands)	$156,957		$149,765		$209,909		$255,142		$373,397		$825,292
Portfolio turnover	35%		102%		150%		184%		147%		197%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued

Semiannual Report 2016
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COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

Semiannual Report 2016
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COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value

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COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage volatility and interest rate risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral held or posted by the Fund for such option secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended August 31, 2016 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at February 29, 2016	—	—
Opened	1,602	(354,493)
Expired	(802)	66,532
Balance at August 31, 2016	800	(287,961)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Investments, at value — Options purchased	295,900
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Options contracts written, at value	206,000

The following table indicates the effect of derivative instruments (not considered to be hedging instruments

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COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Options Contracts Written ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	66,532	(61,786)	4,746
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Options Contracts Written ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	81,961	19,456	101,417

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2016:

Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	147,950
Options contracts — Written	(103,000)

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and

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COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.76% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016 the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and

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COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R5	0.05
Class W	0.19
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $1,900.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $21,747 for Class A, $0 for Class B and $660 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	1.17%	1.18%
Class B	1.92	1.93
Class C	1.92	1.93
Class I	0.79	0.78
Class R5	0.84	0.83
Class W	1.17	1.18
Class Z	0.92	0.93

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending

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COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $486,744,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$97,589,000
Unrealized depreciation	(7,295,000)
Net unrealized appreciation	$90,294,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $211,725,037 and $185,480,794, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the year ended February 29, 2016, the Fund recorded a receivable of $387,115 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 8. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

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COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Note 9. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, one unaffiliated shareholder of record owned 28.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 50.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
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COLUMBIA SELECT LARGE CAP EQUITY FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
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COLUMBIA SELECT LARGE CAP EQUITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly higher than the median ratio, but lower than the 60th percentile of the Fund's Lipper peer universe. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into

Semiannual Report 2016
33

COLUMBIA SELECT LARGE CAP EQUITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
34

COLUMBIA SELECT LARGE CAP EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
35

Columbia Select Large Cap Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR172_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA CONVERTIBLE SECURITIES FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA CONVERTIBLE SECURITIES FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	28
Approval of Management Agreement	36
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA CONVERTIBLE SECURITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Convertible Securities Fund (the Fund) Class A shares returned 16.61% excluding sales charges for the six-month period that ended August 31, 2016.

■  The Fund outperformed its benchmark, the BofAML All Convertibles All Qualities Index, which returned 13.69% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	09/25/87
Excluding sales charges		16.61	3.41	9.03	5.65
Including sales charges		9.90	-2.54	7.74	5.02
Class B	07/15/98
Excluding sales charges		16.12	2.62	8.22	4.86
Including sales charges		11.12	-2.22	7.92	4.86
Class C	10/21/96
Excluding sales charges		16.17	2.63	8.23	4.85
Including sales charges		15.17	1.66	8.23	4.85
Class I*	09/27/10	16.79	3.83	9.47	5.90
Class R*	11/16/11	16.41	3.15	8.75	5.29
Class R4*	11/08/12	16.73	3.64	9.25	5.75
Class R5*	11/08/12	16.80	3.81	9.35	5.80
Class W*	11/16/11	16.59	3.43	9.01	5.55
Class Y*	10/01/14	16.84	3.83	9.21	5.73
Class Z	05/21/99	16.72	3.68	9.31	5.92
BofAML All Convertibles All Qualities Index		13.69	4.27	9.99	6.75

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The BofAML All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
Microchip Technology, Inc. 02/15/25 1.625%	3.2
Allergan PLC, 5.500%	3.0
Teva Pharmaceutical Industries Ltd., 7.000%	3.0
Bank of America Corp., 7.250%	2.6
Intel Corp. 08/01/39 3.250%	2.6
DISH Network Corp. 08/15/26 3.375%	2.5
NVIDIA Corp.	2.1
Salesforce.com, Inc. 04/01/18 0.250%	1.9
Navistar International Corp. 04/15/19 4.750%	1.5
BioMarin Pharmaceutical, Inc. 10/15/20 1.500%	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	4.1
Convertible Bonds	65.2
Convertible Preferred Stocks	28.7
Money Market Funds	1.9
Senior Loans	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

David King, CFA

Yan Jin

Semiannual Report 2016
3

COLUMBIA CONVERTIBLE SECURITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,166.10	1,019.51	6.17	5.75	1.13
Class B	1,000.00	1,000.00	1,161.20	1,015.73	10.24	9.55	1.88
Class C	1,000.00	1,000.00	1,161.70	1,015.73	10.24	9.55	1.88
Class I	1,000.00	1,000.00	1,167.90	1,021.53	3.99	3.72	0.73
Class R	1,000.00	1,000.00	1,164.10	1,018.25	7.53	7.02	1.38
Class R4	1,000.00	1,000.00	1,167.30	1,020.77	4.81	4.48	0.88
Class R5	1,000.00	1,000.00	1,168.00	1,021.27	4.26	3.97	0.78
Class W	1,000.00	1,000.00	1,165.90	1,019.51	6.17	5.75	1.13
Class Y	1,000.00	1,000.00	1,168.40	1,021.53	3.99	3.72	0.73
Class Z	1,000.00	1,000.00	1,167.20	1,020.77	4.81	4.48	0.88

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 4.1%

Issuer	Shares	Value ($)
ENERGY —%
Oil, Gas & Consumable Fuels —%
Ascent Resources, Class B(a)(b)	8,055,583	80,556
Total Energy		80,556
INDUSTRIALS 0.6%
Transportation Infrastructure 0.6%
Macquarie Infrastructure Corp.	50,000	3,997,000
Total Industrials		3,997,000
INFORMATION TECHNOLOGY 3.5%
Semiconductors & Semiconductor Equipment 3.5%
Lam Research Corp.	103,000	9,611,960
NVIDIA Corp.	225,000	13,801,500
Total		23,413,460
Total Information Technology		23,413,460
Total Common Stocks (Cost: $20,642,430)		27,491,016

Convertible Preferred Stocks 28.5%

CONSUMER STAPLES 1.8%
Food Products 1.8%
Bunge Ltd., 4.875%	88,000	8,553,996
Post Holdings, Inc., 2.500%	23,000	3,680,000
Total		12,233,996
Total Consumer Staples		12,233,996
ENERGY 2.6%
Oil, Gas & Consumable Fuels 2.6%
Anadarko Petroleum Corp., 7.500%	95,000	3,629,000
Hess Corp., 8.000%	75,000	4,960,500
Southwestern Energy Co., 6.250%	165,000	5,313,000
WPX Energy, Inc., 6.250%	59,500	3,425,415
Total		17,327,915
Total Energy		17,327,915
FINANCIALS 8.4%
Banks 2.6%
Bank of America Corp., 7.250%	13,900	17,249,761

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
Capital Markets 1.6%
AMG Capital Trust II, 5.150%	122,000	6,565,125
Cowen Group, Inc., 5.625%	6,200	4,578,700
Total		11,143,825
Real Estate Investment Trusts (REITs) 4.2%
Alexandria Real Estate Equities, Inc., 7.000%	190,000	6,613,900
American Tower Corp., 5.250%	50,000	5,528,000
American Tower Corp., 5.500%	55,000	5,971,900
Crown Castle International Corp., 4.500%	30,000	3,381,300
Welltower, Inc., 6.500%	97,500	6,729,450
Total		28,224,550
Total Financials		56,618,136
HEALTH CARE 7.7%
Health Care Equipment & Supplies 0.5%
Alere, Inc., 3.000%	11,000	3,626,700
Health Care Providers & Services 1.3%
Anthem, Inc., 5.250%	200,000	8,586,000
Pharmaceuticals 5.9%
Allergan PLC, 5.500%	24,000	19,983,840
Teva Pharmaceutical Industries Ltd., 7.000%	23,000	19,780,000
Total		39,763,840
Total Health Care		51,976,540
INFORMATION TECHNOLOGY 1.8%
Electronic Equipment, Instruments & Components 1.1%
Belden, Inc., 6.750%	70,000	7,471,800
Internet Software & Services 0.7%
Mandatory Exchangeable Trust, 5.750%(c)	40,000	4,818,800
Total Information Technology		12,290,600
MATERIALS 1.1%
Chemicals 0.5%
A. Schulman, Inc., 6.000%	5,175	3,662,917
Metals & Mining 0.6%
Alcoa, Inc., 5.375%	118,000	4,065,100
Total Materials		7,728,017

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.2%
Frontier Communications Corp., 11.125%	87,500	7,900,375
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc., 5.500%	85,000	6,533,100
Total Telecommunication Services		14,433,475
UTILITIES 3.0%
Electric Utilities 2.5%
Exelon Corp. 6.500%	90,000	4,266,900
NextEra Energy, Inc., 6.123%	100,000	4,945,000
NextEra Energy, Inc., 6.371%	134,000	7,865,800
Total		17,077,700
Multi-Utilities 0.5%
Dominion Resources, Inc., 6.750%	64,000	3,225,101
Total Utilities		20,302,801
Total Convertible Preferred Stocks (Cost: $191,914,582)		192,911,480

Convertible Bonds 64.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AUTOMOTIVE 2.3%
Navistar International Corp. 04/15/19	4.750%	14,580,000	10,142,212
Tesla Motors, Inc. 03/01/21	1.250%	6,300,000	5,390,438
Total			15,532,650
CABLE AND SATELLITE 3.1%
DISH Network Corp.(c) 08/15/26	3.375%	16,000,000	16,755,680
Liberty Media Corp.(c) 09/30/46	2.250%	4,000,000	4,055,200
Total			20,810,880
CONSUMER PRODUCTS 1.1%
Iconix Brand Group, Inc. 03/15/18	1.500%	8,700,000	7,612,500
ELECTRIC 2.2%
NRG Yield, Inc.(c) 06/01/20	3.250%	9,400,000	9,194,375

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunPower Corp.(c) 01/15/23	4.000%	7,500,000	5,499,202
Total			14,693,577
FINANCE COMPANIES 1.2%
Air Lease Corp. 12/01/18	3.875%	3,870,000	4,854,431
TCP Capital Corp.(c)(d) 03/01/22	4.625%	3,300,000	3,386,125
Total			8,240,556
HEALTH CARE 3.3%
Endologix, Inc. 11/01/20	3.250%	2,200,000	2,827,000
Fluidigm Corp. 02/01/34	2.750%	8,040,000	4,967,353
Invacare Corp.(c) 02/15/21	5.000%	3,500,000	3,492,650
Novavax, Inc.(c) 02/01/23	3.750%	5,000,000	6,201,500
The Spectranetics Corp. (The) 06/01/34	2.625%	4,500,000	4,750,313
Total			22,238,816
HEALTHCARE INSURANCE 0.8%
Molina Healthcare, Inc. 08/15/44	1.625%	4,500,000	5,135,625
HOME CONSTRUCTION 0.7%
CalAtlantic Group, Inc. 05/15/18	1.625%	3,620,000	4,595,138
INDEPENDENT ENERGY 2.3%
Chesapeake Energy Corp. 12/15/38	2.250%	5,630,000	5,109,225
Pattern Energy Group, Inc.(c) 07/15/20	4.000%	5,320,000	5,433,050
Whiting Petroleum Corp. 04/01/20	1.250%	6,500,000	5,224,375
Total			15,766,650
MEDIA AND ENTERTAINMENT 1.9%
Liberty Interactive LLC(c) 09/30/46	1.750%	6,900,000	7,158,750
Pandora Media, Inc.(c) 12/01/20	1.750%	5,180,000	5,639,725
Total			12,798,475

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MIDSTREAM 0.6%
Scorpio Tankers, Inc.(c) 07/01/19	2.375%	4,790,000	3,919,226
OIL FIELD SERVICES 1.1%
Cobalt International Energy, Inc. 12/01/19	2.625%	8,450,000	3,908,928
Weatherford International Ltd. 07/01/21	5.875%	3,500,000	3,867,500
Total			7,776,428
OTHER FINANCIAL INSTITUTIONS 1.2%
Encore Capital Group, Inc. 03/15/21	2.875%	5,610,000	4,049,719
Walter Investment Management Corp. 11/01/19	4.500%	7,130,000	4,278,000
Total			8,327,719
OTHER INDUSTRY 2.0%
Chart Industries, Inc. 08/01/18	2.000%	4,000,000	3,882,500
General Cable Corp. Subordinated(e) 11/15/29	4.500%	8,010,000	5,667,075
Green Plains, Inc.(c) 09/01/22	4.125%	3,400,000	3,744,250
Total			13,293,825
OTHER REIT 3.7%
Blackstone Mortgage Trust, Inc. 12/01/18	5.250%	4,440,000	4,841,198
Colony Starwood Homes 07/01/19	3.000%	2,940,000	3,272,588
Extra Space Storage LP(c) 10/01/35	3.125%	4,310,000	4,679,044
RWT Holdings, Inc 11/15/19	5.625%	4,840,000	4,927,725
Starwood Property Trust, Inc. 03/01/18	4.550%	6,500,000	7,145,937
Total			24,866,492
OTHER UTILITY 0.6%
EnerNOC, Inc. 08/15/19	2.250%	6,100,000	4,376,140
PHARMACEUTICALS 8.7%
AMAG Pharmaceuticals, Inc. 02/15/19	2.500%	3,000,000	3,331,875
Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARIAD Pharmaceuticals, Inc.(c) 06/15/19	3.625%	3,700,000	4,870,310
Aegerion Pharmaceuticals, Inc. 08/15/19	2.000%	4,060,000	2,270,352
BioMarin Pharmaceutical, Inc. 10/15/20	1.500%	7,700,000	9,822,312
Clovis Oncology, Inc. 09/15/21	2.500%	4,529,000	3,880,787
Impax Laboratories, Inc. 06/15/22	2.000%	3,690,000	3,233,363
Incyte Corp. 11/15/20	1.250%	3,000,000	5,178,630
Intercept Pharmaceuticals, Inc. 07/01/23	3.250%	3,300,000	3,460,875
Ionis Pharmaceuticals, Inc. 11/15/21	1.000%	5,500,000	4,740,312
Medicines Co. (The)(c) 07/15/23	2.750%	5,500,000	5,747,500
Merrimack Pharmaceuticals, Inc. 07/15/20	4.500%	2,920,000	2,978,400
PTC Therapeutics, Inc. 08/15/22	3.000%	7,000,000	3,080,000
TESARO, Inc. 10/01/21	3.000%	2,500,000	6,328,125
Total			58,922,841
PROPERTY & CASUALTY 1.4%
MGIC Investment Corp. Junior Subordinated(c)(e) 04/01/63	9.000%	7,920,000	9,667,350
RAILROADS 0.5%
Greenbrier Companies, Inc. (The) 04/01/18	3.500%	3,200,000	3,562,000
REFINING 0.5%
Clean Energy Fuels Corp.(c) 10/01/18	5.250%	4,120,000	3,486,550
RETAILERS 1.2%
Priceline Group, Inc. (The) 03/15/18	1.000%	5,340,000	8,176,875
TECHNOLOGY 22.3%
Broadsoft, Inc.(c) 09/01/22	1.000%	3,400,000	4,465,288
CSG Systems International, Inc.(c) 03/15/36	4.250%	3,500,000	3,834,688

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cepheid 02/01/21	1.250%	4,500,000	4,170,937
Ciena Corp. 12/15/20	4.000%	5,280,000	7,025,700
Ctrip.com International Ltd. 07/01/25	1.990%	5,400,000	6,311,250
Cypress Semiconductor Corp.(c) 01/15/22	4.500%	3,800,000	4,232,250
Envestnet, Inc. 12/15/19	1.750%	7,000,000	6,886,250
Integrated Device Technology, Inc.(c) 11/15/22	0.875%	3,506,000	3,341,656
Intel Corp. Junior Subordinated 08/01/39	3.250%	9,620,000	16,822,975
Knowles Corp.(c) 11/01/21	3.250%	3,800,000	3,985,250
Microchip Technology, Inc. 02/15/25	1.625%	16,250,000	20,911,719
Micron Technology, Inc. 02/15/33	2.125%	4,600,000	7,636,000
NXP Semiconductors NV 12/01/19	1.000%	6,000,000	6,848,880
Nuance Communications, Inc.(c) 12/15/35	1.000%	7,320,000	6,417,078
Palo Alto Networks, Inc.(f) 07/01/19	0.000%	5,330,000	7,135,537
Proofpoint, Inc. 12/15/18	1.250%	1,600,000	3,191,000
Red Hat, Inc. 10/01/19	0.250%	3,430,000	4,103,138
Salesforce.com, Inc. 04/01/18	0.250%	9,510,000	12,220,350
ServiceNow, Inc.(f) 11/01/18	0.000%	3,000,000	3,502,500
Twitter, Inc. 09/15/21	1.000%	4,000,000	3,685,000

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WebMD Health Corp.(c) 06/15/23	2.625%	5,000,000	4,818,750
Workday, Inc. 07/15/20	1.500%	7,750,000	9,619,687
Total			151,165,883
TOBACCO 1.1%
Vector Group Ltd.(e) 04/15/20	1.750%	6,520,000	7,269,018
TRANSPORTATION SERVICES 0.8%
Echo Global Logistics, Inc. 05/01/20	2.500%	5,300,000	5,372,875
Total Convertible Bonds (Cost: $425,375,034)			437,608,089

Senior Loans 0.1%

ENERGY 0.1%
Ascent Resources — Utica LLC PIK 2nd Lien Term Loan(g) 07/01/19	15.000%	1,351,795	500,164
Total Senior Loans (Cost: $4,720,235)			500,164

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(h)(i)	13,039,823	13,039,823
Total Money Market Funds (Cost: $13,039,823)		13,039,823
Total Investments (Cost: $655,692,104)		671,550,572
Other Assets & Liabilities, Net		5,644,642
Net Assets		677,195,214

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to $80,556, which represents 0.01% of net assets.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At August 31, 2016, the value of these securities amounted to $138,844,247 or 20.50% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

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8

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)  Variable rate security.

(f)  Zero coupon bond.

(g)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(i)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,331,793	159,857,908	(160,149,878)	13,039,823	29,660	13,039,823

Abbreviation Legend

PIK    Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Energy	—	—	80,556	80,556
Industrials	3,997,000	—	—	3,997,000
Information Technology	23,413,460	—	—	23,413,460
Total Common Stocks	27,410,460	—	80,556	27,491,016
Convertible Preferred Stocks
Consumer Staples	—	12,233,996	—	12,233,996
Energy	17,327,915	—	—	17,327,915
Financials	38,860,411	17,757,725	—	56,618,136
Health Care	51,976,540	—	—	51,976,540
Information Technology	7,471,800	4,818,800	—	12,290,600
Materials	4,065,100	3,662,917	—	7,728,017
Telecommunication Services	14,433,475	—	—	14,433,475
Utilities	17,077,700	3,225,101	—	20,302,801
Total Convertible Preferred Stocks	151,212,941	41,698,539	—	192,911,480

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Convertible Bonds	—	437,608,089	—	437,608,089
Senior Loans	—	500,164	—	500,164
Investments measured at net asset value
Money Market Funds	—	—	—	13,039,823
Total Investments	178,623,401	479,806,792	80,556	671,550,572

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $642,652,281)	$658,510,749
Affiliated issuers (identified cost $13,039,823)	13,039,823
Total investments (identified cost $655,692,104)	671,550,572
Receivable for:
Investments sold	3,725,361
Capital shares sold	2,188,806
Dividends	1,331,299
Interest	2,781,170
Expense reimbursement due from Investment Manager	2,215
Prepaid expenses	5,117
Other assets	33,988
Total assets	681,618,528
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,321,125
Capital shares purchased	802,979
Management services fees	14,972
Distribution and/or service fees	3,147
Transfer agent fees	100,970
Compensation of board members	133,878
Other expenses	46,243
Total liabilities	4,423,314
Net assets applicable to outstanding capital stock	$677,195,214
Represented by
Paid-in capital	$720,858,459
Excess of distributions over net investment income	(6,020,548)
Accumulated net realized loss	(53,501,165)
Unrealized appreciation (depreciation) on:
Investments	15,858,468
Total — representing net assets applicable to outstanding capital stock	$677,195,214

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$279,573,469
Shares outstanding	16,012,202
Net asset value per share	$17.46
Maximum offering price per share(a)	$18.53
Class B
Net assets	$218,530
Shares outstanding	12,788
Net asset value per share	$17.09
Class C
Net assets	$43,182,656
Shares outstanding	2,482,120
Net asset value per share	$17.40
Class I
Net assets	$83,371,173
Shares outstanding	4,760,933
Net asset value per share	$17.51
Class R
Net assets	$2,925,700
Shares outstanding	167,733
Net asset value per share	$17.44
Class R4
Net assets	$7,897,312
Shares outstanding	448,094
Net asset value per share	$17.62
Class R5
Net assets	$59,333,105
Shares outstanding	3,369,543
Net asset value per share	$17.61
Class W
Net assets	$83,911
Shares outstanding	4,820
Net asset value per share	$17.41
Class Y
Net assets	$989,072
Shares outstanding	55,763
Net asset value per share	$17.74
Class Z
Net assets	$199,620,286
Shares outstanding	11,415,465
Net asset value per share	$17.49

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,945,379
Dividends — affiliated issuers	29,660
Interest	7,822,429
Foreign taxes withheld	(125,274)
Total income	14,672,194
Expenses:
Management services fees	2,782,956
Distribution and/or service fees
Class A	358,269
Class B	1,356
Class C	226,192
Class R	6,986
Class W	103
Transfer agent fees
Class A	250,278
Class B	238
Class C	39,563
Class R	2,431
Class R4	9,444
Class R5	13,068
Class W	72
Class Z	175,600
Compensation of board members	25,322
Custodian fees	4,951
Printing and postage fees	28,537
Registration fees	69,912
Audit fees	14,532
Legal fees	7,300
Other	14,177
Total expenses	4,031,287
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(485,497)
Expense reductions	(740)
Total net expenses	3,545,050
Net investment income	11,127,144
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,081,198
Net realized gain	3,081,198
Net change in unrealized appreciation (depreciation) on:
Investments	91,370,665
Net change in unrealized appreciation	91,370,665
Net realized and unrealized gain	94,451,863
Net increase in net assets resulting from operations	$105,579,007

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income	$11,127,144	$27,032,148
Net realized gain (loss)	3,081,198	(16,275,531)
Net change in unrealized appreciation (depreciation)	91,370,665	(200,070,407)
Net increase (decrease) in net assets resulting from operations	105,579,007	(189,313,790)
Distributions to shareholders
Net investment income
Class A	(1,838,645)	(16,658,219)
Class B	(768)	(17,677)
Class C	(124,397)	(2,007,085)
Class I	(745,783)	(4,443,055)
Class R	(14,458)	(95,818)
Class R4	(81,394)	(326,791)
Class R5	(403,283)	(2,191,849)
Class W	(527)	(4,400)
Class Y	(7,283)	(20,617)
Class Z	(1,534,139)	(26,170,543)
Net realized gains
Class A	—	(19,727,332)
Class B	—	(24,780)
Class C	—	(2,849,900)
Class I	—	(4,944,158)
Class R	—	(117,595)
Class R4	—	(377,157)
Class R5	—	(2,468,120)
Class W	—	(5,014)
Class Y	—	(24,015)
Class Z	—	(27,058,521)
Total distributions to shareholders	(4,750,677)	(109,532,646)
Decrease in net assets from capital stock activity	(111,619,925)	(412,864,188)
Proceeds from regulatory settlements (Note 6)	—	2,024,844
Total decrease in net assets	(10,791,595)	(709,685,780)
Net assets at beginning of period	687,986,809	1,397,672,589
Net assets at end of period	$677,195,214	$687,986,809
Excess of distributions over net investment income	$(6,020,548)	$(12,397,015)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,216,062	19,736,587	12,352,035	231,983,036
Distributions reinvested	79,654	1,290,590	1,571,465	27,455,353
Redemptions	(4,346,949)	(70,757,918)	(14,668,791)	(254,690,503)
Net increase (decrease)	(3,051,233)	(49,730,741)	(745,291)	4,747,886
Class B shares
Subscriptions	454	7,117	1,314	23,981
Distributions reinvested	39	626	1,961	33,712
Redemptions(a)	(9,796)	(155,651)	(19,120)	(337,598)
Net decrease	(9,303)	(147,908)	(15,845)	(279,905)
Class C shares
Subscriptions	78,755	1,313,585	1,290,638	24,068,740
Distributions reinvested	5,715	93,516	206,814	3,569,741
Redemptions	(752,560)	(12,196,314)	(1,155,102)	(19,798,270)
Net increase (decrease)	(668,090)	(10,789,213)	342,350	7,840,211
Class I shares
Subscriptions	17,201	299,241	2,384,196	42,866,730
Distributions reinvested	46,055	745,764	534,145	9,386,974
Redemptions	(1,441,329)	(23,743,532)	(1,732,931)	(32,422,280)
Net increase (decrease)	(1,378,073)	(22,698,527)	1,185,410	19,831,424
Class R shares
Subscriptions	22,286	357,337	98,545	1,714,501
Distributions reinvested	217	3,525	3,267	56,327
Redemptions	(16,099)	(267,794)	(64,082)	(1,117,034)
Net increase	6,404	93,068	37,730	653,794
Class R4 shares
Subscriptions	171,919	2,843,435	935,079	15,894,748
Distributions reinvested	5,027	81,376	40,974	703,718
Redemptions	(685,706)	(11,171,861)	(172,912)	(2,979,813)
Net increase (decrease)	(508,760)	(8,247,050)	803,141	13,618,653
Class R5 shares
Subscriptions	1,258,697	20,469,205	2,420,461	45,527,134
Distributions reinvested	24,618	403,264	265,552	4,658,813
Redemptions	(460,847)	(7,565,103)	(1,960,952)	(34,643,256)
Net increase	822,468	13,307,366	725,061	15,542,691

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Distributions reinvested	32	513	524	9,188
Redemptions	(470)	(7,596)	(1,924)	(34,023)
Net decrease	(438)	(7,083)	(1,400)	(24,835)
Class Y shares
Subscriptions	4,810	80,366	50,248	896,678
Distributions reinvested	442	7,265	2,693	44,411
Redemptions	(2,524)	(41,108)	(2,993)	(55,617)
Net increase	2,728	46,523	49,948	885,472
Class Z shares
Subscriptions	1,543,200	25,176,801	17,333,134	321,527,408
Distributions reinvested	50,811	823,809	863,758	15,168,494
Redemptions	(3,663,673)	(59,446,970)	(46,485,741)	(812,375,481)
Net decrease	(2,069,662)	(33,446,360)	(28,288,849)	(475,679,579)
Total net decrease	(6,853,959)	(111,619,925)	(25,907,745)	(412,864,188)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$15.07		$19.53		$19.22		$15.68		$14.99		$15.55
Income from investment operations:
Net investment income	0.26		0.38		0.28		0.34		0.41		0.42
Net realized and unrealized gain (loss)	2.24		(3.25)		0.92		3.58		0.73		(0.56)
Total from investment operations	2.50		(2.87)		1.20		3.92		1.14		(0.14)
Less distributions to shareholders:
Net investment income	(0.11)		(0.75)		(0.43)		(0.38)		(0.45)		(0.42)
Net realized gains	—		(0.87)		(0.46)		—		—		—
Total distributions to shareholders	(0.11)		(1.62)		(0.89)		(0.38)		(0.45)		(0.42)
Proceeds from regulatory settlements	—		0.03		—		—		—		—
Net asset value, end of period	$17.46		$15.07		$19.53		$19.22		$15.68		$14.99
Total return	16.61%		(15.46	%)(a)	6.44%		25.38%		7.84%		(0.75%)
Ratios to average net assets(b)
Total gross expenses	1.28	%(c)	1.23	%(d)	1.30	%(d)	1.35%		1.39%		1.27%
Total net expenses(e)	1.13	%(c)(f)	1.11	%(d)(f)	1.10	%(d)(f)	1.12	%(f)	1.15	%(f)	1.12	%(f)
Net investment income	3.13	%(c)	2.11%		1.49%		1.97%		2.80%		2.86%
Supplemental data
Net assets, end of period (in thousands)	$279,573		$287,364		$386,856		$323,622		$212,252		$198,721
Portfolio turnover	35%		71%		78%		76%		71%		66%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$14.76		$19.15		$18.86		$15.40		$14.72		$15.28
Income from investment operations:
Net investment income	0.20		0.23		0.14		0.21		0.30		0.30
Net realized and unrealized gain (loss)	2.18		(3.17)		0.90		3.51		0.72		(0.55)
Total from investment operations	2.38		(2.94)		1.04		3.72		1.02		(0.25)
Less distributions to shareholders:
Net investment income	(0.05)		(0.61)		(0.29)		(0.26)		(0.34)		(0.31)
Net realized gains	—		(0.87)		(0.46)		—		—		—
Total distributions to shareholders	(0.05)		(1.48)		(0.75)		(0.26)		(0.34)		(0.31)
Proceeds from regulatory settlements	—		0.03		—		—		—		—
Net asset value, end of period	$17.09		$14.76		$19.15		$18.86		$15.40		$14.72
Total return	16.12%		(16.05	%)(a)	5.65%		24.37%		7.10%		(1.53%)
Ratios to average net assets(b)
Total gross expenses	2.02	%(c)	1.98	%(d)	2.05	%(d)	2.10%		2.13%		2.04%
Total net expenses(e)	1.88	%(c)(f)	1.86	%(d)(f)	1.85	%(d)(f)	1.88	%(f)	1.89	%(f)	1.88	%(f)
Net investment income	2.47	%(c)	1.29%		0.74%		1.23%		2.07%		2.04%
Supplemental data
Net assets, end of period (in thousands)	$219		$326		$726		$911		$1,335		$3,102
Portfolio turnover	35%		71%		78%		76%		71%		66%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$15.02		$19.46		$19.16		$15.63		$14.95		$15.51
Income from investment operations:
Net investment income	0.20		0.25		0.14		0.21		0.30		0.31
Net realized and unrealized gain (loss)	2.23		(3.24)		0.91		3.58		0.72		(0.56)
Total from investment operations	2.43		(2.99)		1.05		3.79		1.02		(0.25)
Less distributions to shareholders:
Net investment income	(0.05)		(0.61)		(0.29)		(0.26)		(0.34)		(0.31)
Net realized gains	—		(0.87)		(0.46)		—		—		—
Total distributions to shareholders	(0.05)		(1.48)		(0.75)		(0.26)		(0.34)		(0.31)
Proceeds from regulatory settlements	—		0.03		—		—		—		—
Net asset value, end of period	$17.40		$15.02		$19.46		$19.16		$15.63		$14.95
Total return	16.17%		(16.06	%)(a)	5.62%		24.46%		6.99%		(1.51%)
Ratios to average net assets(b)
Total gross expenses	2.02	%(c)	1.99	%(d)	2.05	%(d)	2.10%		2.14%		2.02%
Total net expenses(e)	1.88	%(c)(f)	1.87	%(d)(f)	1.85	%(d)(f)	1.87	%(f)	1.90	%(f)	1.87	%(f)
Net investment income	2.37	%(c)	1.38%		0.74%		1.21%		2.05%		2.10%
Supplemental data
Net assets, end of period (in thousands)	$43,183		$47,322		$54,655		$32,250		$17,617		$20,127
Portfolio turnover	35%		71%		78%		76%		71%		66%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,				Year Ended February 29,
Class I	(Unaudited)		2016		2015		2014	2013	2012
Per share data
Net asset value, beginning of period	$15.12		$19.58		$19.27		$15.72	$15.02	$15.58
Income from investment operations:
Net investment income	0.29		0.45		0.37		0.42	0.48	0.47
Net realized and unrealized gain (loss)	2.24		(3.24)		0.91		3.58	0.72	(0.57)
Total from investment operations	2.53		(2.79)		1.28		4.00	1.20	(0.10)
Less distributions to shareholders:
Net investment income	(0.14)		(0.83)		(0.51)		(0.45)	(0.50)	(0.46)
Net realized gains	—		(0.87)		(0.46)		—	—	—
Total distributions to shareholders	(0.14)		(1.70)		(0.97)		(0.45)	(0.50)	(0.46)
Proceeds from regulatory settlements	—		0.03		—		—	—	—
Net asset value, end of period	$17.51		$15.12		$19.58		$19.27	$15.72	$15.02
Total return	16.79%		(15.06	%)(a)	6.88%		25.90%	8.29%	(0.43%)
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.81	%(d)	0.81	%(d)	0.85%	0.89%	0.84%
Total net expenses(e)	0.73	%(c)	0.71	%(d)	0.68	%(d)	0.69%	0.74%	0.77%
Net investment income	3.49	%(c)	2.51%		1.91%		2.43%	3.21%	3.28%
Supplemental data
Net assets, end of period (in thousands)	$83,371		$92,808		$97,006		$150,494	$180,374	$186,160
Portfolio turnover	35%		71%		78%		76%	71%	66%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$15.06		$19.51		$19.21		$15.67		$14.99		$13.80
Income from investment operations:
Net investment income	0.23		0.34		0.24		0.30		0.38		0.11
Net realized and unrealized gain (loss)	2.24		(3.24)		0.90		3.58		0.72		1.20	(b)
Total from investment operations	2.47		(2.90)		1.14		3.88		1.10		1.31
Less distributions to shareholders:
Net investment income	(0.09)		(0.71)		(0.38)		(0.34)		(0.42)		(0.12)
Net realized gains	—		(0.87)		(0.46)		—		—		—
Total distributions to shareholders	(0.09)		(1.58)		(0.84)		(0.34)		(0.42)		(0.12)
Proceeds from regulatory settlements	—		0.03		—		—		—		—
Net asset value, end of period	$17.44		$15.06		$19.51		$19.21		$15.67		$14.99
Total return	16.41%		(15.63	%)(c)	6.13%		25.08%		7.55%		9.57%
Ratios to average net assets(d)
Total gross expenses	1.52	%(e)	1.49	%(f)	1.55	%(f)	1.60%		1.64%		1.28	%(e)
Total net expenses(g)	1.38	%(e)(h)	1.37	%(f)(h)	1.35	%(f)(h)	1.37	%(h)	1.40	%(h)	1.20	%(e)
Net investment income	2.81	%(e)	1.91%		1.24%		1.72%		2.56%		2.64	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,926		$2,429		$2,412		$2,423		$1,894		$2,068
Portfolio turnover	35%		71%		78%		76%		71%		66%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$15.21		$19.69		$19.37		$15.80		$14.75
Income from investment operations:
Net investment income	0.27		0.45		0.33		0.37		0.14
Net realized and unrealized gain (loss)	2.26		(3.29)		0.93		3.62		1.04
Total from investment operations	2.53		(2.84)		1.26		3.99		1.18
Less distributions to shareholders:
Net investment income	(0.12)		(0.80)		(0.48)		(0.42)		(0.13)
Net realized gains	—		(0.87)		(0.46)		—		—
Total distributions to shareholders	(0.12)		(1.67)		(0.94)		(0.42)		(0.13)
Proceeds from regulatory settlements	—		0.03		—		—		—
Net asset value, end of period	$17.62		$15.21		$19.69		$19.37		$15.80
Total return	16.73%		(15.21	%)(b)	6.71%		25.68%		8.05%
Ratios to average net assets(c)
Total gross expenses	1.03	%(d)	1.00	%(e)	1.05	%(e)	1.10%		1.24	%(d)
Total net expenses(f)	0.88	%(d)(g)	0.87	%(e)(g)	0.85	%(e)(g)	0.85	%(g)	0.92	%(d)
Net investment income	3.28	%(d)	2.59%		1.74%		2.09%		2.96	%(d)
Supplemental data
Net assets, end of period (in thousands)	$7,897		$14,556		$3,027		$685		$3
Portfolio turnover	35%		71%		78%		76%		71%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R5	(Unaudited)		2016		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$15.20		$19.68		$19.37		$15.80	$14.75
Income from investment operations:
Net investment income	0.28		0.45		0.35		0.40	0.14
Net realized and unrealized gain (loss)	2.26		(3.27)		0.92		3.62	1.04
Total from investment operations	2.54		(2.82)		1.27		4.02	1.18
Less distributions to shareholders:
Net investment income	(0.13)		(0.82)		(0.50)		(0.45)	(0.13)
Net realized gains	—		(0.87)		(0.46)		—	—
Total distributions to shareholders	(0.13)		(1.69)		(0.96)		(0.45)	(0.13)
Proceeds from regulatory settlements	—		0.03		—		—	—
Net asset value, end of period	$17.61		$15.20		$19.68		$19.37	$15.80
Total return	16.80%		(15.13	%)(b)	6.80%		25.86%	8.08%
Ratios to average net assets(c)
Total gross expenses	0.90	%(d)	0.87	%(e)	0.86	%(e)	0.90%	1.01	%(d)
Total net expenses(f)	0.78	%(d)	0.76	%(e)	0.73	%(e)	0.71%	0.79	%(d)
Net investment income	3.41	%(d)	2.48%		1.86%		2.25%	3.09	%(d)
Supplemental data
Net assets, end of period (in thousands)	$59,333		$38,717		$35,859		$946	$3
Portfolio turnover	35%		71%		78%		76%	71%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class W	(Unaudited)		2016		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$15.03		$19.48		$19.20		$15.66		$14.98		$13.80
Income from investment operations:
Net investment income	0.25		0.38		0.31		0.34		0.42		0.14
Net realized and unrealized gain (loss)	2.24		(3.23)		0.87		3.58		0.72		1.17	(b)
Total from investment operations	2.49		(2.85)		1.18		3.92		1.14		1.31
Less distributions to shareholders:
Net investment income	(0.11)		(0.76)		(0.44)		(0.38)		(0.46)		(0.13)
Net realized gains	—		(0.87)		(0.46)		—		—		—
Total distributions to shareholders	(0.11)		(1.63)		(0.90)		(0.38)		(0.46)		(0.13)
Proceeds from regulatory settlements	—		0.03		—		—		—		—
Net asset value, end of period	$17.41		$15.03		$19.48		$19.20		$15.66		$14.98
Total return	16.59%		(15.43	%)(c)	6.33%		25.41%		7.87%		9.56%
Ratios to average net assets(d)
Total gross expenses	1.28	%(e)	1.23	%(f)	1.25	%(f)	1.35%		1.39%		0.85	%(e)
Total net expenses(g)	1.13	%(e)(h)	1.11	%(f)(h)	1.05	%(f)(h)	1.12	%(h)	1.15	%(h)	0.77	%(e)
Net investment income	3.07	%(e)	2.07%		1.55%		1.98%		2.83%		3.44	%(e)
Supplemental data
Net assets, end of period (in thousands)	$84		$79		$130		$28,153		$26,640		$28,830
Portfolio turnover	35%		71%		78%		76%		71%		66%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016		Year Ended February 28, 2015(a)
Per share data
Net asset value, beginning of period	$15.31		$19.81		$19.21
Income from investment operations:
Net investment income	0.29		0.51		0.13
Net realized and unrealized gain (loss)	2.28		(3.34)		0.90
Total from investment operations	2.57		(2.83)		1.03
Less distributions to shareholders:
Net investment income	(0.14)		(0.83)		(0.13)
Net realized gains	—		(0.87)		(0.30)
Total distributions to shareholders	(0.14)		(1.70)		(0.43)
Proceeds from regulatory settlements	—		0.03		—
Net asset value, end of period	$17.74		$15.31		$19.81
Total return	16.84%		(15.09	%)(b)	5.48%
Ratios to average net assets(c)
Total gross expenses	0.85	%(d)	0.84	%(e)	0.81	%(d)(e)
Total net expenses(f)	0.73	%(d)	0.72	%(e)	0.69	%(d)(e)
Net investment income	3.46	%(d)	3.01%		1.88	%(d)
Supplemental data
Net assets, end of period (in thousands)	$989		$812		$61
Portfolio turnover	35%		71%		78%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$15.10		$19.56		$19.25		$15.70		$15.01		$15.58
Income from investment operations:
Net investment income	0.28		0.42		0.33		0.38		0.45		0.45
Net realized and unrealized gain (loss)	2.23		(3.24)		0.92		3.59		0.73		(0.57)
Total from investment operations	2.51		(2.82)		1.25		3.97		1.18		(0.12)
Less distributions to shareholders:
Net investment income	(0.12)		(0.80)		(0.48)		(0.42)		(0.49)		(0.45)
Net realized gains	—		(0.87)		(0.46)		—		—		—
Total distributions to shareholders	(0.12)		(1.67)		(0.94)		(0.42)		(0.49)		(0.45)
Proceeds from regulatory settlements	—		0.03		—		—		—		—
Net asset value, end of period	$17.49		$15.10		$19.56		$19.25		$15.70		$15.01
Total return	16.72%		(15.21	%)(a)	6.70%		25.72%		8.10%		(0.56%)
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	0.98	%(d)	1.05	%(d)	1.10%		1.14%		1.02%
Total net expenses(e)	0.88	%(c)(f)	0.86	%(d)(f)	0.85	%(d)(f)	0.87	%(f)	0.90	%(f)	0.87	%(f)
Net investment income	3.35	%(c)	2.27%		1.74%		2.18%		3.06%		3.08%
Supplemental data
Net assets, end of period (in thousands)	$199,620		$203,574		$816,941		$465,328		$120,906		$130,380
Portfolio turnover	35%		71%		78%		76%		71%		66%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate,

Semiannual Report 2016
28

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade

Semiannual Report 2016
29

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is

Semiannual Report 2016
30

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.82% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.80% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to

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31

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class R	0.17
Class R4	0.18
Class R5	0.05
Class W	0.17
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $740.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $56,520 for Class A, $0 for Class B and $7,233 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to June 30, 2016
Class A	1.13%	1.13%
Class B	1.88	1.88
Class C	1.88	1.88
Class I	0.75	0.72
Class R	1.38	1.38
Class R4	0.88	0.88
Class R5	0.80	0.77
Class W	1.13	1.13
Class Y	0.75	0.72
Class Z	0.88	0.88

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign
Semiannual Report 2016
32

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $655,692,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$64,645,000
Unrealized depreciation	(48,786,000)
Net unrealized appreciation	$15,859,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $6,332,443 and post-October capital losses of $54,201,386 as arising on March 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $234,174,907 and $338,845,405, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the year ended February 29, 2016, the Fund received $2,024,844 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 8. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each

Semiannual Report 2016
33

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 9. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, one unaffiliated shareholder of record owned 28.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 29.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Convertible Securities Risk

Convertible debt securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are

Semiannual Report 2016
34

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
35

COLUMBIA CONVERTIBLE SECURITIES FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

Semiannual Report 2016
36

COLUMBIA CONVERTIBLE SECURITIES FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016
37

COLUMBIA CONVERTIBLE SECURITIES FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
38

COLUMBIA CONVERTIBLE SECURITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
39

Columbia Convertible Securities Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR134_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA LARGE CAP ENHANCED CORE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA LARGE CAP ENHANCED CORE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	24
Approval of Management Agreement	32
Important Information About This Report	35

Semiannual Report 2016

COLUMBIA LARGE CAP ENHANCED CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Large Cap Enhanced Core Fund (the Fund) Class A shares returned 11.73% for the six-month period that ended August 31, 2016.

■  The Fund underperformed its benchmark, the S&P 500 Index, which returned 13.60% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	11.73	9.05	14.43	7.12
Class I*	09/27/10	11.98	9.49	14.87	7.36
Class R	01/23/06	11.66	8.80	14.16	6.86
Class R4*	07/01/15	11.95	9.35	14.50	7.15
Class R5*	06/25/14	11.96	9.47	14.62	7.21
Class Y*	07/15/09	11.98	9.49	14.88	7.41
Class Z	07/31/96	11.90	9.33	14.74	7.40
S&P 500 Index		13.60	12.55	14.69	7.51

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian Condon, CFA

Peter Albanese

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2016)
Apple, Inc.	3.9
Microsoft Corp.	3.1
Johnson & Johnson	2.6
Facebook, Inc., Class A	2.4
JPMorgan Chase & Co.	2.1
Pfizer, Inc.	2.0
Merck & Co., Inc.	1.8
Alphabet, Inc., Class A	1.8
Home Depot, Inc. (The)	1.7
Cisco Systems, Inc.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	98.1
Money Market Funds	1.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	12.7
Consumer Staples	9.8
Energy	6.5
Financials	15.9
Health Care	15.1
Industrials	10.3
Information Technology	20.7
Materials	2.6
Telecommunication Services	2.9
Utilities	3.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA LARGE CAP ENHANCED CORE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,117.30	1,020.67	4.80	4.58	0.90
Class I	1,000.00	1,000.00	1,119.80	1,022.68	2.67	2.55	0.50
Class R	1,000.00	1,000.00	1,116.60	1,019.41	6.14	5.85	1.15
Class R4	1,000.00	1,000.00	1,119.50	1,021.93	3.47	3.31	0.65
Class R5	1,000.00	1,000.00	1,119.60	1,022.43	2.94	2.80	0.55
Class Y	1,000.00	1,000.00	1,119.80	1,022.68	2.67	2.55	0.50
Class Z	1,000.00	1,000.00	1,119.00	1,021.93	3.47	3.31	0.65

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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5

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.4%
Automobiles 0.9%
Ford Motor Co.	311,700	3,927,420
Distributors 0.8%
Genuine Parts Co.	33,700	3,465,034
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	49,100	3,026,524
McDonald's Corp.	13,600	1,572,976
Wyndham Worldwide Corp.	5,800	410,582
Total		5,010,082
Internet & Catalog Retail 0.9%
Amazon.com, Inc.(a)	4,700	3,615,052
Media 3.2%
Comcast Corp., Class A	105,200	6,865,352
Interpublic Group of Companies, Inc. (The)	113,800	2,633,332
News Corp., Class A	260,800	3,666,848
Total		13,165,532
Multiline Retail 0.4%
Target Corp.	24,900	1,747,731
Specialty Retail 4.7%
Best Buy Co., Inc.	107,100	4,121,208
Home Depot, Inc. (The)	53,200	7,135,184
Lowe's Companies, Inc.	61,800	4,731,408
Urban Outfitters, Inc.(a)	102,000	3,656,700
Total		19,644,500
Textiles, Apparel & Luxury Goods 0.3%
Michael Kors Holdings Ltd.(a)	25,100	1,228,645
Total Consumer Discretionary		51,803,996
CONSUMER STAPLES 9.6%
Beverages 1.2%
Coca-Cola Co. (The)	15,000	651,450
PepsiCo, Inc.	41,800	4,462,150
Total		5,113,600
Food & Staples Retailing 3.6%
Kroger Co. (The)	101,700	3,253,383
SYSCO Corp.	67,200	3,484,992
Wal-Mart Stores, Inc.	81,300	5,808,072
Walgreens Boots Alliance, Inc.	31,600	2,550,436
Total		15,096,883

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 1.3%
Archer-Daniels-Midland Co.	23,100	1,010,856
Tyson Foods, Inc., Class A	55,700	4,209,249
Total		5,220,105
Household Products 0.4%
Procter & Gamble Co. (The)	20,500	1,789,855
Tobacco 3.1%
Altria Group, Inc.	91,800	6,067,062
Philip Morris International, Inc.	67,400	6,735,282
Total		12,802,344
Total Consumer Staples		40,022,787
ENERGY 6.3%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	69,400	3,409,622
National Oilwell Varco, Inc.	22,800	764,712
Total		4,174,334
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp.	42,300	4,254,534
ConocoPhillips	102,700	4,215,835
EOG Resources, Inc.	8,600	761,014
Exxon Mobil Corp.	54,000	4,705,560
Noble Energy, Inc.	37,900	1,306,792
Tesoro Corp.	41,100	3,099,762
Valero Energy Corp.	68,100	3,769,335
Total		22,112,832
Total Energy		26,287,166
FINANCIALS 15.6%
Banks 5.2%
Bank of America Corp.	52,300	844,122
Citigroup, Inc.	134,600	6,425,804
Fifth Third Bancorp	186,400	3,757,824
JPMorgan Chase & Co.	129,800	8,761,500
Wells Fargo & Co.	37,300	1,894,840
Total		21,684,090
Capital Markets 1.1%
BlackRock, Inc.	4,300	1,603,083
T. Rowe Price Group, Inc.	44,100	3,066,714
Total		4,669,797

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance 0.9%
Navient Corp.	249,400	3,586,372
Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B(a)	18,500	2,784,065
Nasdaq, Inc.	27,000	1,922,670
S&P Global, Inc.	36,700	4,533,918
Total		9,240,653
Insurance 3.7%
Aflac, Inc.	55,700	4,131,826
Marsh & McLennan Companies, Inc.	47,900	3,239,477
Principal Financial Group, Inc.	75,800	3,719,506
Prudential Financial, Inc.	51,500	4,088,070
Total		15,178,879
Real Estate Investment Trusts (REITs) 2.5%
Digital Realty Trust, Inc.	24,900	2,467,341
Public Storage	15,000	3,359,100
Simon Property Group, Inc.	21,600	4,654,152
Total		10,480,593
Total Financials		64,840,384
HEALTH CARE 14.8%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc.(a)	13,800	1,736,868
Amgen, Inc.	7,800	1,326,468
Biogen, Inc.(a)	10,300	3,147,989
Celgene Corp.(a)	29,600	3,159,504
Gilead Sciences, Inc.	17,600	1,379,488
Vertex Pharmaceuticals, Inc.(a)	22,700	2,145,377
Total		12,895,694
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	74,700	3,490,731
Becton Dickinson and Co.	15,100	2,675,871
Hologic, Inc.(a)	90,700	3,484,694
Total		9,651,296
Health Care Providers & Services 3.2%
Aetna, Inc.	24,000	2,810,880
AmerisourceBergen Corp.	41,100	3,574,467
Express Scripts Holding Co.(a)	51,600	3,751,320
McKesson Corp.	16,800	3,101,616
Total		13,238,283

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 6.2%
Johnson & Johnson	88,200	10,525,788
Merck & Co., Inc.	116,500	7,315,035
Pfizer, Inc.	231,400	8,052,720
Total		25,893,543
Total Health Care		61,678,816
INDUSTRIALS 10.1%
Aerospace & Defense 2.9%
Boeing Co. (The)	37,300	4,828,485
Lockheed Martin Corp.	19,000	4,616,430
Raytheon Co.	19,100	2,676,483
Total		12,121,398
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	35,400	3,866,388
Airlines 1.6%
Alaska Air Group, Inc.	14,700	992,691
Delta Air Lines, Inc.	85,200	3,131,100
United Continental Holdings, Inc.(a)	47,700	2,404,557
Total		6,528,348
Commercial Services & Supplies 0.7%
Waste Management, Inc.	49,200	3,145,848
Electrical Equipment 1.8%
Eaton Corp. PLC	58,400	3,885,936
Emerson Electric Co.	69,400	3,655,992
Total		7,541,928
Industrial Conglomerates 1.1%
3M Co.	6,600	1,182,984
General Electric Co.	104,200	3,255,208
Total		4,438,192
Machinery 1.1%
Illinois Tool Works, Inc.	37,800	4,492,530
Total Industrials		42,134,632
INFORMATION TECHNOLOGY 20.3%
Communications Equipment 2.3%
Cisco Systems, Inc.	222,000	6,979,680
F5 Networks, Inc.(a)	20,500	2,515,965
Total		9,495,645

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 4.8%
Alphabet, Inc., Class A(a)	9,125	7,207,381
Facebook, Inc., Class A(a)	77,900	9,824,748
VeriSign, Inc.(a)	41,100	3,059,895
Total		20,092,024
IT Services 2.2%
MasterCard, Inc., Class A	56,700	5,478,921
Visa, Inc., Class A	45,400	3,672,860
Total		9,151,781
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	80,700	2,896,323
QUALCOMM, Inc.	90,300	5,695,221
Total		8,591,544
Software 5.1%
Adobe Systems, Inc.(a)	40,900	4,184,479
Electronic Arts, Inc.(a)	53,000	4,305,190
Microsoft Corp.(b)	220,300	12,658,438
Total		21,148,107
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	151,775	16,103,327
Total Information Technology		84,582,428
MATERIALS 2.6%
Chemicals 1.5%
Dow Chemical Co. (The)	45,000	2,413,800
LyondellBasell Industries NV, Class A	47,300	3,731,497
Total		6,145,297
Metals & Mining 1.1%
Newmont Mining Corp.	33,300	1,273,392
Nucor Corp.	66,600	3,230,766
Total		4,504,158
Total Materials		10,649,455
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	52,700	2,154,376
CenturyLink, Inc.	122,000	3,391,600

Common Stocks (continued)

Issuer	Shares	Value ($)
Verizon Communications, Inc.	122,500	6,410,425
Total		11,956,401
Total Telecommunication Services		11,956,401
UTILITIES 3.4%
Electric Utilities 1.4%
Entergy Corp.	46,200	3,612,840
Pinnacle West Capital Corp.	33,300	2,498,832
Total		6,111,672
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	207,300	2,502,111
Multi-Utilities 1.4%
CenterPoint Energy, Inc.	95,200	2,139,144
Public Service Enterprise Group, Inc.	84,000	3,591,840
Total		5,730,984
Total Utilities		14,344,767
Total Common Stocks (Cost: $314,586,190)		408,300,832

Money Market Funds 1.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(c)(d)	7,704,842	7,704,842
Total Money Market Funds (Cost: $7,704,842)		7,704,842
Total Investments (Cost: $322,291,032)		416,005,674
Other Assets & Liabilities, Net		795,331
Net Assets		416,801,005

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

At August 31, 2016, securities totaling $511,394 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	8	USD	4,339,000	09/2016	149,672	—
S&P 500 Index	9	USD	4,881,375	09/2016	1,544	—
Total			9,220,375		151,216	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,848,224	51,847,667	(52,991,049)	7,704,842	13,310	7,704,842

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	51,803,996	—	—	51,803,996
Consumer Staples	40,022,787	—	—	40,022,787
Energy	26,287,166	—	—	26,287,166
Financials	64,840,384	—	—	64,840,384
Health Care	61,678,816	—	—	61,678,816
Industrials	42,134,632	—	—	42,134,632
Information Technology	84,582,428	—	—	84,582,428
Materials	10,649,455	—	—	10,649,455
Telecommunication Services	11,956,401	—	—	11,956,401
Utilities	14,344,767	—	—	14,344,767
Total Common Stocks	408,300,832	—	—	408,300,832

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	7,704,842
Total Investments	408,300,832	—	—	416,005,674
Derivatives
Assets
Futures Contracts	151,216	—	—	151,216
Total	408,452,048	—	—	416,156,890

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $314,586,190)	$408,300,832
Affiliated issuers (identified cost $7,704,842)	7,704,842
Total investments (identified cost $322,291,032)	416,005,674
Receivable for:
Capital shares sold	154,573
Dividends	1,191,340
Expense reimbursement due from Investment Manager	3,829
Prepaid expenses	4,237
Other assets	16,806
Total assets	417,376,459
Liabilities
Payable for:
Capital shares purchased	332,113
Variation margin	24,225
Management services fees	8,558
Distribution and/or service fees	1,025
Transfer agent fees	64,753
Compensation of board members	115,594
Other expenses	29,186
Total liabilities	575,454
Net assets applicable to outstanding capital stock	$416,801,005
Represented by
Paid-in capital	$329,637,345
Undistributed net investment income	3,401,566
Accumulated net realized loss	(10,103,764)
Unrealized appreciation (depreciation) on:
Investments	93,714,642
Futures contracts	151,216
Total — representing net assets applicable to outstanding capital stock	$416,801,005

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$82,459,978
Shares outstanding	3,754,311
Net asset value per share	$21.96
Class I
Net assets	$23,084,578
Shares outstanding	1,052,283
Net asset value per share	$21.94
Class R
Net assets	$34,103,406
Shares outstanding	1,556,040
Net asset value per share	$21.92
Class R4
Net assets	$68,159
Shares outstanding	3,131
Net asset value per share	$21.77
Class R5
Net assets	$4,950,095
Shares outstanding	226,349
Net asset value per share	$21.87
Class Y
Net assets	$3,384,549
Shares outstanding	154,172
Net asset value per share	$21.95
Class Z
Net assets	$268,750,240
Shares outstanding	12,250,519
Net asset value per share	$21.94

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,146,469
Dividends — affiliated issuers	13,310
Total income	5,159,779
Expenses:
Management services fees	1,638,517
Distribution and/or service fees
Class A	102,697
Class R	80,074
Transfer agent fees
Class A	76,559
Class R	29,832
Class R4	106
Class R5	1,107
Class Z	269,497
Compensation of board members	21,140
Custodian fees	5,946
Printing and postage fees	15,579
Registration fees	47,387
Audit fees	12,298
Legal fees	6,012
Other	8,653
Total expenses	2,315,404
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(738,334)
Expense reductions	(20)
Total net expenses	1,577,050
Net investment income	3,582,729
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	758,676
Futures contracts	781,967
Net realized gain	1,540,643
Net change in unrealized appreciation (depreciation) on:
Investments	44,987,481
Futures contracts	(212,214)
Net change in unrealized appreciation	44,775,267
Net realized and unrealized gain	46,315,910
Net increase in net assets resulting from operations	$49,898,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016(a)
Operations
Net investment income	$3,582,729	$7,386,350
Net realized gain (loss)	1,540,643	(129,672)
Net change in unrealized appreciation (depreciation)	44,775,267	(50,364,941)
Net increase (decrease) in net assets resulting from operations	49,898,639	(43,108,263)
Distributions to shareholders
Net investment income
Class A	(151,215)	(1,600,607)
Class I	(69,071)	(538,782)
Class R	(46,859)	(517,849)
Class R4	(287)	(4,050)
Class R5	(10,353)	(29,068)
Class Y	(7,655)	(72,267)
Class Z	(597,676)	(7,733,712)
Total distributions to shareholders	(883,116)	(10,496,335)
Increase (decrease) in net assets from capital stock activity	(86,192,618)	52,000,598
Total decrease in net assets	(37,177,095)	(1,604,000)
Net assets at beginning of period	453,978,100	455,582,100
Net assets at end of period	$416,801,005	$453,978,100
Undistributed net investment income	$3,401,566	$701,953

(a) Class R4 based on operations from July 1, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	602,152	12,723,024	1,751,236	37,219,254
Distributions reinvested	6,418	135,420	66,435	1,436,510
Redemptions	(670,390)	(14,186,379)	(1,867,773)	(39,281,437)
Net decrease	(61,820)	(1,327,935)	(50,102)	(625,673)
Class I shares
Subscriptions	593,482	12,642,606	2,983,585	61,213,181
Distributions reinvested	3,279	69,064	24,985	538,712
Redemptions	(1,806,517)	(37,685,289)	(1,315,825)	(27,889,288)
Net increase (decrease)	(1,209,756)	(24,973,619)	1,692,745	33,862,605
Class R shares
Subscriptions	376,361	7,978,608	1,049,724	22,278,488
Distributions reinvested	1,135	23,911	14,444	312,399
Redemptions	(331,656)	(6,978,206)	(617,234)	(13,022,034)
Net increase	45,840	1,024,313	446,934	9,568,853
Class R4 shares
Subscriptions	3,014	65,397	13,740	289,683
Distributions reinvested	13	281	190	4,015
Redemptions	(6,037)	(131,203)	(7,789)	(158,887)
Net increase (decrease)	(3,010)	(65,525)	6,141	134,811
Class R5 shares
Subscriptions	83,463	1,720,049	166,740	3,296,124
Distributions reinvested	493	10,346	1,360	29,005
Redemptions	(9,262)	(193,605)	(35,773)	(728,004)
Net increase	74,694	1,536,790	132,327	2,597,125
Class Y shares
Subscriptions	47,184	999,218	142,912	3,026,731
Distributions reinvested	363	7,648	1,966	42,101
Redemptions	(21,624)	(447,847)	(176,160)	(3,568,895)
Net increase (decrease)	25,923	559,019	(31,282)	(500,063)
Class Z shares
Subscriptions	376,073	7,902,577	3,926,764	83,891,244
Distributions reinvested	4,958	104,424	58,940	1,271,071
Redemptions	(3,356,751)	(70,952,662)	(3,774,831)	(78,199,375)
Net increase (decrease)	(2,975,720)	(62,945,661)	210,873	6,962,940
Total net increase (decrease)	(4,103,849)	(86,192,618)	2,407,636	52,000,598

(a) Class R4 based on operations from July 1, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016	2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$19.69		$22.05	$18.77		$15.04		$13.67		$12.81
Income from investment operations:
Net investment income	0.16		0.27	0.51		0.23		0.22		0.17
Net realized and unrealized gain (loss)	2.15		(2.20)	2.97		3.76		1.36		0.89
Total from investment operations	2.31		(1.93)	3.48		3.99		1.58		1.06
Less distributions to shareholders:
Net investment income	(0.04)		(0.43)	(0.20)		(0.26)		(0.21)		(0.20)
Total distributions to shareholders	(0.04)		(0.43)	(0.20)		(0.26)		(0.21)		(0.20)
Net asset value, end of period	$21.96		$19.69	$22.05		$18.77		$15.04		$13.67
Total return	11.73%		(8.94%)	18.60%		26.58%		11.71%		8.41%
Ratios to average net assets(a)
Total gross expenses	1.24	%(b)	1.25%	1.27%		1.26%		1.28%		1.19	%(c)
Total net expenses(d)	0.90	%(b)(e)	0.90%	0.90	%(e)	0.89	%(e)	0.89	%(e)	0.94	%(c)(e)
Net investment income	1.46	%(b)	1.27%	2.51%		1.34%		1.53%		1.33%
Supplemental data
Net assets, end of period (in thousands)	$82,460		$75,126	$85,261		$25,474		$13,209		$12,404
Portfolio turnover	40%		89%	91%		101%		92%		67%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class I	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$19.64		$22.00	$18.72	$15.00	$13.63	$12.78
Income from investment operations:
Net investment income	0.20		0.42	0.42	0.29	0.28	0.21
Net realized and unrealized gain (loss)	2.15		(2.27)	3.14	3.75	1.36	0.88
Total from investment operations	2.35		(1.85)	3.56	4.04	1.64	1.09
Less distributions to shareholders:
Net investment income	(0.05)		(0.51)	(0.28)	(0.32)	(0.27)	(0.24)
Total distributions to shareholders	(0.05)		(0.51)	(0.28)	(0.32)	(0.27)	(0.24)
Net asset value, end of period	$21.94		$19.64	$22.00	$18.72	$15.00	$13.63
Total return	11.98%		(8.60%)	19.09%	27.06%	12.15%	8.73%
Ratios to average net assets(a)
Total gross expenses	0.80	%(b)	0.80%	0.81%	0.80%	0.84%	0.74	%(c)
Total net expenses(d)	0.50	%(b)	0.50%	0.50%	0.48%	0.50%	0.61	%(c)
Net investment income	1.89	%(b)	2.05%	2.07%	1.72%	2.01%	1.72%
Supplemental data
Net assets, end of period (in thousands)	$23,085		$44,421	$12,522	$20,286	$36,224	$13,297
Portfolio turnover	40%		89%	91%	101%	92%	67%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2016	2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$19.66		$22.02	$18.75		$15.03		$13.65		$12.80
Income from investment operations:
Net investment income	0.13		0.25	0.43		0.18		0.20		0.14
Net realized and unrealized gain (loss)	2.16		(2.24)	2.99		3.76		1.36		0.88
Total from investment operations	2.29		(1.99)	3.42		3.94		1.56		1.02
Less distributions to shareholders:
Net investment income	(0.03)		(0.37)	(0.15)		(0.22)		(0.18)		(0.17)
Total distributions to shareholders	(0.03)		(0.37)	(0.15)		(0.22)		(0.18)		(0.17)
Net asset value, end of period	$21.92		$19.66	$22.02		$18.75		$15.03		$13.65
Total return	11.66%		(9.18%)	18.30%		26.26%		11.54%		8.08%
Ratios to average net assets(a)
Total gross expenses	1.49	%(b)	1.51%	1.52%		1.51%		1.53%		1.44	%(c)
Total net expenses(d)	1.15	%(b)(e)	1.15%	1.15	%(e)	1.14	%(e)	1.12	%(e)	1.19	%(c)(e)
Net investment income	1.21	%(b)	1.20%	2.08%		1.08%		1.45%		1.11%
Supplemental data
Net assets, end of period (in thousands)	$34,103		$29,687	$23,414		$2,729		$1,284		$204
Portfolio turnover	40%		89%	91%		101%		92%		67%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016(a)
Per share data
Net asset value, beginning of period	$19.49		$21.32
Income from investment operations:
Net investment income	0.17		0.20
Net realized and unrealized gain (loss)	2.16		(1.74)
Total from investment operations	2.33		(1.54)
Less distributions to shareholders:
Net investment income	(0.05)		(0.29)
Total distributions to shareholders	(0.05)		(0.29)
Net asset value, end of period	$21.77		$19.49
Total return	11.95%		(7.31%)
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.01	%(c)
Total net expenses(d)	0.65	%(c)(e)	0.65	%(c)
Net investment income	1.65	%(c)	1.49	%(c)
Supplemental data
Net assets, end of period (in thousands)	$68		$120
Portfolio turnover	40%		89%

Notes to Financial Highlights

(a)  Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016	Year Ended February 28, 2015(a)
Per share data
Net asset value, beginning of period	$19.58		$21.93	$19.88
Income from investment operations:
Net investment income	0.19		0.37	0.62
Net realized and unrealized gain (loss)	2.15		(2.22)	1.66
Total from investment operations	2.34		(1.85)	2.28
Less distributions to shareholders:
Net investment income	(0.05)		(0.50)	(0.23)
Total distributions to shareholders	(0.05)		(0.50)	(0.23)
Net asset value, end of period	$21.87		$19.58	$21.93
Total return	11.96%		(8.62%)	11.49%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.84%	0.88	%(c)
Total net expenses(d)	0.55	%(c)	0.55%	0.55	%(c)
Net investment income	1.81	%(c)	1.78%	4.41	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,950		$2,969	$424
Portfolio turnover	40%		89%	91%

Notes to Financial Highlights

(a)  Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class Y	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$19.65		$22.01	$18.73	$15.00	$13.63	$12.78
Income from investment operations:
Net investment income	0.20		0.38	0.46	0.29	0.27	0.18
Net realized and unrealized gain (loss)	2.15		(2.23)	3.10	3.76	1.36	0.91
Total from investment operations	2.35		(1.85)	3.56	4.05	1.63	1.09
Less distributions to shareholders:
Net investment income	(0.05)		(0.51)	(0.28)	(0.32)	(0.26)	(0.24)
Total distributions to shareholders	(0.05)		(0.51)	(0.28)	(0.32)	(0.26)	(0.24)
Net asset value, end of period	$21.95		$19.65	$22.01	$18.73	$15.00	$13.63
Total return	11.98%		(8.59%)	19.08%	27.11%	12.13%	8.74%
Ratios to average net assets(a)
Total gross expenses	0.80	%(b)	0.80%	0.81%	0.80%	0.83%	0.74	%(c)
Total net expenses(d)	0.50	%(b)	0.50%	0.50%	0.48%	0.52%	0.60	%(c)
Net investment income	1.87	%(b)	1.79%	2.30%	1.72%	1.90%	1.46%
Supplemental data
Net assets, end of period (in thousands)	$3,385		$2,520	$3,511	$3,451	$3,177	$3,024
Portfolio turnover	40%		89%	91%	101%	92%	67%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016	2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$19.65		$22.01	$18.73		$14.99		$13.62		$12.78
Income from investment operations:
Net investment income	0.18		0.34	0.47		0.27		0.25		0.19
Net realized and unrealized gain (loss)	2.16		(2.22)	3.06		3.77		1.37		0.88
Total from investment operations	2.34		(1.88)	3.53		4.04		1.62		1.07
Less distributions to shareholders:
Net investment income	(0.05)		(0.48)	(0.25)		(0.30)		(0.25)		(0.23)
Total distributions to shareholders	(0.05)		(0.48)	(0.25)		(0.30)		(0.25)		(0.23)
Net asset value, end of period	$21.94		$19.65	$22.01		$18.73		$14.99		$13.62
Total return	11.90%		(8.73%)	18.92%		27.03%		12.02%		8.54%
Ratios to average net assets(a)
Total gross expenses	0.99	%(b)	1.00%	1.02%		1.01%		1.03%		0.94	%(c)
Total net expenses(d)	0.65	%(b)(e)	0.65%	0.65	%(e)	0.64	%(e)	0.64	%(e)	0.70	%(c)(e)
Net investment income	1.70	%(b)	1.61%	2.32%		1.57%		1.77%		1.54%
Supplemental data
Net assets, end of period (in thousands)	$268,750		$299,136	$330,450		$217,477		$214,575		$254,500
Portfolio turnover	40%		89%	91%		101%		92%		67%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial

Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is

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NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with

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NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging

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NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

instruments for accounting disclosure purposes) at August 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	151,216	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	781,967
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(212,214)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	8,276,263

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

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COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.55% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.75% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

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COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class R	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund, respectively.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	0.89%	0.90%
Class I	0.51	0.50
Class R	1.14	1.15
Class R4	0.64	0.65
Class R5	0.56	0.55
Class Y	0.51	0.50
Class Z	0.64	0.65

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

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COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $322,291,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$101,167,000
Unrealized depreciation	(7,452,000)
Net unrealized appreciation	$93,715,000

The following capital loss carryforwards, determined as of February 29, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	4,131,287

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $3,525,584 as arising on March 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $171,889,776 and $253,537,417, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, one unaffiliated shareholder of record owned 56.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 11.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased

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COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA LARGE CAP ENHANCED CORE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the
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COLUMBIA LARGE CAP ENHANCED CORE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016
33

COLUMBIA LARGE CAP ENHANCED CORE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
34

COLUMBIA LARGE CAP ENHANCED CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
35

Columbia Large Cap Enhanced Core Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR173_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA LARGE CAP INDEX FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA LARGE CAP INDEX FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	26
Approval of Management Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA LARGE CAP INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Large Cap Index Fund (the Fund) Class A shares returned 13.36% for the six-month period that ended August 31, 2016.

■  The Fund underperformed its benchmark, the unmanaged S&P 500 Index, which returned 13.60% for the same period.

■  Mutual funds, unlike unmanaged indices, incur operating expenses, which accounted for performance differential between the Fund and the index.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	13.36	12.08	14.18	7.08
Class B	09/23/05
Excluding sales charges		12.93	11.23	13.34	6.29
Including sales charges		7.93	6.23	13.10	6.29
Class I*	11/16/11	13.51	12.34	14.47	7.32
Class R5*	11/08/12	13.49	12.34	14.47	7.35
Class Z	12/15/93	13.50	12.37	14.47	7.35
S&P 500 Index		13.60	12.55	14.69	7.51

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
Apple, Inc.	3.1
Microsoft Corp.	2.4
Exxon Mobil Corp.	1.9
Johnson & Johnson	1.7
Amazon.com, Inc.	1.6
Facebook, Inc., Class A	1.5
General Electric Co.	1.5
Berkshire Hathaway, Inc., Class B	1.5
AT&T, Inc.	1.3
JPMorgan Chase & Co.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	12.2
Consumer Staples	10.1
Energy	7.0
Financials	16.3
Health Care	14.6
Industrials	10.0
Information Technology	21.0
Materials	2.9
Telecommunication Services	2.7
Utilities	3.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA LARGE CAP INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,133.60	1,022.94	2.42	2.29	0.45
Class B	1,000.00	1,000.00	1,129.30	1,019.16	6.44	6.11	1.20
Class I	1,000.00	1,000.00	1,135.10	1,024.20	1.08	1.02	0.20
Class R5	1,000.00	1,000.00	1,134.90	1,024.20	1.08	1.02	0.20
Class Z	1,000.00	1,000.00	1,135.00	1,024.20	1.08	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.1%
Auto Components 0.3%
BorgWarner, Inc.	41,625	1,431,484
Delphi Automotive PLC	52,206	3,688,876
Goodyear Tire & Rubber Co. (The)	50,867	1,492,946
Johnson Controls, Inc.	124,003	5,441,252
Total		12,054,558
Automobiles 0.5%
Ford Motor Co.	746,270	9,403,002
General Motors Co.	267,992	8,554,304
Harley-Davidson, Inc.	34,637	1,825,370
Total		19,782,676
Distributors 0.1%
Genuine Parts Co.	28,619	2,942,606
LKQ Corp.(a)	58,650	2,116,678
Total		5,059,284
Diversified Consumer Services —%
H&R Block, Inc.	42,915	929,539
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	83,863	4,008,651
Chipotle Mexican Grill, Inc.(a)	5,580	2,308,613
Darden Restaurants, Inc.	21,814	1,344,615
Marriott International, Inc., Class A	36,464	2,600,977
McDonald's Corp.	167,892	19,418,389
Royal Caribbean Cruises Ltd.	32,107	2,283,129
Starbucks Corp.	280,166	15,753,734
Starwood Hotels & Resorts Worldwide, Inc.	32,238	2,497,156
Wyndham Worldwide Corp.	21,412	1,515,755
Wynn Resorts Ltd.	15,578	1,391,427
Yum! Brands, Inc.	77,929	7,068,940
Total		60,191,386
Household Durables 0.5%
D.R. Horton, Inc.	63,133	2,024,044
Garmin Ltd.	22,433	1,101,012
Harman International Industries, Inc.	13,490	1,142,468
Leggett & Platt, Inc.	25,690	1,348,211
Lennar Corp., Class A	35,078	1,659,189
Mohawk Industries, Inc.(a)	12,188	2,593,363
Newell Brands, Inc.	92,215	4,894,772

Common Stocks (continued)

Issuer	Shares	Value ($)
PulteGroup, Inc.	60,226	1,287,030
Whirlpool Corp.	14,528	2,595,282
Total		18,645,371
Internet & Catalog Retail 2.3%
Amazon.com, Inc.(a)	74,000	56,917,840
Expedia, Inc.	22,423	2,446,798
Netflix, Inc.(a)	81,919	7,983,006
Priceline Group, Inc. (The)(a)	9,494	13,450,435
TripAdvisor, Inc.(a)	21,862	1,333,582
Total		82,131,661
Leisure Products 0.1%
Hasbro, Inc.	21,464	1,754,467
Mattel, Inc.	65,107	2,156,995
Total		3,911,462
Media 2.6%
21st Century Fox, Inc., Class A	209,565	5,142,725
21st Century Fox, Inc., Class B	82,472	2,049,429
CBS Corp., Class B Non Voting	79,426	4,053,109
Comcast Corp., Class A	462,402	30,176,354
Discovery Communications, Inc., Class A(a)	28,781	734,203
Discovery Communications, Inc., Class C(a)	42,885	1,064,406
Interpublic Group of Companies, Inc. (The)	76,962	1,780,901
News Corp., Class A	72,782	1,023,315
News Corp., Class B	20,618	297,518
Omnicom Group, Inc.	45,467	3,916,073
Scripps Networks Interactive, Inc., Class A	18,170	1,151,433
TEGNA, Inc.	41,610	843,018
Time Warner, Inc.	150,400	11,792,864
Viacom, Inc., Class B	66,287	2,674,017
Walt Disney Co. (The)	285,471	26,965,591
Total		93,664,956
Multiline Retail 0.6%
Dollar General Corp.	54,271	3,984,034
Dollar Tree, Inc.(a)	45,053	3,725,883
Kohl's Corp.	35,140	1,559,513
Macy's, Inc.	58,982	2,133,969
Nordstrom, Inc.	24,543	1,238,440
Target Corp.	112,700	7,910,413
Total		20,552,252

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 2.6%
Advance Auto Parts, Inc.	14,068	2,214,022
AutoNation, Inc.(a)	13,605	644,197
AutoZone, Inc.(a)	5,707	4,233,453
Bed Bath & Beyond, Inc.	29,526	1,369,121
Best Buy Co., Inc.	53,922	2,074,919
CarMax, Inc.(a)	37,069	2,185,218
Foot Locker, Inc.	26,030	1,708,609
Gap, Inc. (The)	43,381	1,078,885
Home Depot, Inc. (The)	237,920	31,909,830
L Brands, Inc.	48,385	3,687,421
Lowe's Companies, Inc.	169,470	12,974,623
O'Reilly Automotive, Inc.(a)	18,452	5,165,637
Ross Stores, Inc.	76,847	4,782,957
Signet Jewelers Ltd.	14,921	1,223,224
Staples, Inc.	123,605	1,058,059
Tiffany & Co.	20,967	1,496,415
TJX Companies, Inc. (The)	126,434	9,791,049
Tractor Supply Co.	25,516	2,142,068
Ulta Salon Cosmetics & Fragrance, Inc.(a)	11,940	2,951,687
Urban Outfitters, Inc.(a)	16,572	594,106
Total		93,285,500
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	53,179	2,030,374
Hanesbrands, Inc.	72,199	1,916,161
Michael Kors Holdings Ltd.(a)	33,747	1,651,916
Nike, Inc., Class B	254,652	14,678,141
PVH Corp.	15,502	1,670,496
Ralph Lauren Corp.	10,905	1,129,976
Under Armour, Inc., Class A(a)	35,022	1,387,922
Under Armour, Inc., Class C(a)	35,207	1,255,130
VF Corp.	63,808	3,959,286
Total		29,679,402
Total Consumer Discretionary		439,888,047
CONSUMER STAPLES 10.0%
Beverages 2.2%
Brown-Forman Corp., Class B	38,438	1,866,165
Coca-Cola Co. (The)	744,660	32,340,584
Constellation Brands, Inc., Class A	33,741	5,535,211

Common Stocks (continued)

Issuer	Shares	Value ($)
Dr. Pepper Snapple Group, Inc.	35,535	3,329,630
Molson Coors Brewing Co., Class B	35,210	3,602,687
Monster Beverage Corp.(a)	26,927	4,143,796
PepsiCo, Inc.	276,250	29,489,687
Total		80,307,760
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	83,778	13,579,576
CVS Health Corp.	205,414	19,185,668
Kroger Co. (The)	182,413	5,835,392
SYSCO Corp.	100,226	5,197,720
Wal-Mart Stores, Inc.	292,078	20,866,052
Walgreens Boots Alliance, Inc.	165,279	13,339,668
Whole Foods Market, Inc.	61,399	1,865,302
Total		79,869,378
Food Products 1.8%
Archer-Daniels-Midland Co.	112,381	4,917,793
Campbell Soup Co.	34,294	2,082,332
ConAgra Foods, Inc.	83,466	3,890,350
General Mills, Inc.	113,680	8,050,818
Hershey Co. (The)	26,877	2,684,743
Hormel Foods Corp.	51,678	1,977,200
JM Smucker Co. (The)	22,889	3,245,431
Kellogg Co.	48,203	3,962,769
Kraft Heinz Co. (The)	113,954	10,197,743
McCormick & Co., Inc.	22,046	2,247,810
Mead Johnson Nutrition Co.	35,696	3,036,659
Mondelez International, Inc., Class A	296,833	13,363,422
Tyson Foods, Inc., Class A	57,484	4,344,066
Total		64,001,136
Household Products 2.0%
Church & Dwight Co., Inc.	24,540	2,439,767
Clorox Co. (The)	24,732	3,240,881
Colgate-Palmolive Co.	170,795	12,696,900
Kimberly-Clark Corp.	68,877	8,820,389
Procter & Gamble Co. (The)	509,092	44,448,822
Total		71,646,759
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	42,568	3,798,343

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 1.7%
Altria Group, Inc.	374,174	24,729,159
Philip Morris International, Inc.	296,688	29,648,032
Reynolds American, Inc.	158,331	7,848,468
Total		62,225,659
Total Consumer Staples		361,849,035
ENERGY 7.0%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	83,757	4,114,982
Diamond Offshore Drilling, Inc.	12,326	227,661
FMC Technologies, Inc.(a)	43,292	1,220,834
Halliburton Co.	164,335	7,068,048
Helmerich & Payne, Inc.	20,665	1,249,406
National Oilwell Varco, Inc.	72,113	2,418,670
Schlumberger Ltd.	265,754	20,994,566
Transocean Ltd.	65,651	636,815
Total		37,930,982
Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp.	97,622	5,219,848
Apache Corp.	72,393	3,597,932
Cabot Oil & Gas Corp.	88,938	2,190,543
Chesapeake Energy Corp.(a)	111,851	710,254
Chevron Corp.	360,452	36,254,262
Cimarex Energy Co.	18,129	2,396,291
Concho Resources, Inc.(a)	26,650	3,443,180
ConocoPhillips	236,842	9,722,364
Devon Energy Corp.	100,221	4,342,576
EOG Resources, Inc.	105,238	9,312,511
EQT Corp.	33,036	2,362,074
Exxon Mobil Corp.(b)	793,057	69,106,987
Hess Corp.	50,420	2,737,806
Kinder Morgan, Inc.	349,971	7,646,866
Marathon Oil Corp.	162,119	2,435,027
Marathon Petroleum Corp.	101,337	4,307,836
Murphy Oil Corp.	30,962	827,305
Newfield Exploration Co.(a)	37,621	1,631,247
Noble Energy, Inc.	81,963	2,826,084
Occidental Petroleum Corp.	146,066	11,225,172
ONEOK, Inc.	40,188	1,884,415

Common Stocks (continued)

Issuer	Shares	Value ($)
Phillips 66	89,466	7,018,608
Pioneer Natural Resources Co.	31,277	5,600,147
Range Resources Corp.	32,465	1,252,175
Southwestern Energy Co.(a)	90,519	1,259,119
Spectra Energy Corp.	130,861	4,661,269
Tesoro Corp.	22,944	1,730,437
Valero Energy Corp.	89,854	4,973,419
Williams Companies, Inc. (The)	130,632	3,649,858
Total		214,325,612
Total Energy		252,256,594
FINANCIALS 16.2%
Banks 5.6%
Bank of America Corp.	1,964,540	31,707,676
BB&T Corp.	156,997	6,044,384
Citigroup, Inc.	561,312	26,797,035
Citizens Financial Group, Inc.	101,170	2,505,981
Comerica, Inc.	33,491	1,583,789
Fifth Third Bancorp	146,834	2,960,173
Huntington Bancshares, Inc.	207,525	2,077,325
JPMorgan Chase & Co.	699,356	47,206,530
KeyCorp	207,080	2,600,925
M&T Bank Corp.	30,407	3,598,060
People's United Financial, Inc.	59,458	966,193
PNC Financial Services Group, Inc. (The)	95,498	8,604,370
Regions Financial Corp.	242,263	2,415,362
SunTrust Banks, Inc.	95,840	4,223,669
U.S. Bancorp	310,367	13,702,703
Wells Fargo & Co.	883,616	44,887,693
Zions Bancorporation	39,140	1,197,293
Total		203,079,161
Capital Markets 1.9%
Affiliated Managers Group, Inc.(a)	10,290	1,461,694
Ameriprise Financial, Inc.(c)	31,714	3,205,651
Bank of New York Mellon Corp. (The)	205,992	8,583,687
BlackRock, Inc.	24,059	8,969,436
Charles Schwab Corp. (The)	230,025	7,236,586
E*TRADE Financial Corp.(a)	53,305	1,406,186
Franklin Resources, Inc.	70,478	2,572,447
Goldman Sachs Group, Inc. (The)	73,880	12,519,705

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Invesco Ltd.	79,801	2,488,993
Legg Mason, Inc.	20,154	697,127
Morgan Stanley	288,960	9,264,058
Northern Trust Corp.	41,017	2,895,390
State Street Corp.	75,730	5,319,275
T. Rowe Price Group, Inc.	47,472	3,301,203
Total		69,921,438
Consumer Finance 0.8%
American Express Co.	154,605	10,138,996
Capital One Financial Corp.	97,941	7,012,576
Discover Financial Services	78,837	4,730,220
Navient Corp.	63,217	909,060
Synchrony Financial	159,488	4,438,551
Total		27,229,403
Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B(a)	358,383	53,933,058
CME Group, Inc.	64,764	7,017,179
Intercontinental Exchange, Inc.	22,766	6,420,467
Leucadia National Corp.	63,749	1,220,793
Moody's Corp.	32,333	3,514,274
Nasdaq, Inc.	22,026	1,568,471
S&P Global, Inc.	50,601	6,251,248
Total		79,925,490
Insurance 2.7%
Aflac, Inc.	79,176	5,873,276
Allstate Corp. (The)	71,604	4,937,812
American International Group, Inc.	214,021	12,804,876
Aon PLC	50,667	5,641,771
Arthur J Gallagher & Co.	33,880	1,674,011
Assurant, Inc.	11,846	1,060,809
Chubb Ltd.	88,829	11,275,065
Cincinnati Financial Corp.	28,295	2,181,827
Hartford Financial Services Group, Inc. (The)	75,240	3,090,107
Lincoln National Corp.	45,715	2,195,691
Loews Corp.	51,226	2,144,320
Marsh & McLennan Companies, Inc.	99,691	6,742,102
MetLife, Inc.	210,121	9,119,251
Principal Financial Group, Inc.	51,552	2,529,657
Progressive Corp. (The)	111,501	3,630,473

Common Stocks (continued)

Issuer	Shares	Value ($)
Prudential Financial, Inc.	84,534	6,710,309
Torchmark Corp.	21,455	1,387,709
Travelers Companies, Inc. (The)	55,919	6,638,145
Unum Group	45,473	1,619,294
Willis Towers Watson PLC	26,477	3,283,413
Xl Group Ltd.	54,445	1,863,652
Total		96,403,570
Real Estate Investment Trusts (REITs) 3.0%
American Tower Corp.	81,196	9,206,003
Apartment Investment & Management Co., Class A	29,952	1,353,231
AvalonBay Communities, Inc.	26,238	4,591,913
Boston Properties, Inc.	29,382	4,117,300
Crown Castle International Corp.	64,429	6,105,936
Digital Realty Trust, Inc.	28,080	2,782,447
Equinix, Inc.	13,283	4,896,778
Equity Residential	69,907	4,534,867
Essex Property Trust, Inc.	12,513	2,841,702
Extra Space Storage, Inc.	23,950	1,929,173
Federal Realty Investment Trust	13,560	2,156,040
General Growth Properties, Inc.	111,481	3,248,556
HCP, Inc.	89,334	3,513,506
Host Hotels & Resorts, Inc.	142,929	2,546,995
Iron Mountain, Inc.	45,712	1,755,798
Kimco Realty Corp.	80,261	2,411,843
Macerich Co. (The)	24,142	1,976,988
ProLogis, Inc.	100,476	5,336,280
Public Storage	28,181	6,310,853
Realty Income Corp.	49,269	3,238,451
Simon Property Group, Inc.	59,172	12,749,791
SL Green Realty Corp.	19,173	2,257,046
UDR, Inc.	51,090	1,848,436
Ventas, Inc.	64,669	4,699,496
Vornado Realty Trust	33,934	3,505,722
Welltower, Inc.	68,279	5,240,413
Weyerhaeuser Co.	142,883	4,550,824
Total		109,706,388
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	55,812	1,668,221
Total Financials		587,933,671

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 14.5%
Biotechnology 3.0%
AbbVie, Inc.	309,331	19,828,117
Alexion Pharmaceuticals, Inc.(a)	42,848	5,392,849
Amgen, Inc.	143,673	24,433,030
Biogen, Inc.(a)	41,890	12,802,841
Celgene Corp.(a)	148,150	15,813,531
Gilead Sciences, Inc.	254,720	19,964,954
Regeneron Pharmaceuticals, Inc.(a)	14,922	5,857,631
Vertex Pharmaceuticals, Inc.(a)	47,303	4,470,607
Total		108,563,560
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	280,977	11,806,654
Baxter International, Inc.	105,619	4,935,576
Becton Dickinson and Co.	40,585	7,192,068
Boston Scientific Corp.(a)	259,511	6,181,552
CR Bard, Inc.	14,021	3,096,398
Danaher Corp.	114,588	9,328,609
DENTSPLY SIRONA, Inc.	44,794	2,753,039
Edwards Lifesciences Corp.(a)	40,497	4,663,635
Hologic, Inc.(a)	46,390	1,782,304
Intuitive Surgical, Inc.(a)	7,281	4,997,824
Medtronic PLC	268,933	23,405,239
St. Jude Medical, Inc.	54,373	4,236,744
Stryker Corp.	60,081	6,948,968
Varian Medical Systems, Inc.(a)	18,209	1,750,431
Zimmer Biomet Holdings, Inc.	38,097	4,937,752
Total		98,016,793
Health Care Providers & Services 2.6%
Aetna, Inc.	67,058	7,853,833
AmerisourceBergen Corp.	35,089	3,051,690
Anthem, Inc.	50,292	6,290,523
Cardinal Health, Inc.	62,311	4,964,318
Centene Corp.(a)	32,600	2,226,254
CIGNA Corp.	49,055	6,291,794
DaVita, Inc.(a)	31,197	2,016,262
Express Scripts Holding Co.(a)	121,023	8,798,372
Five Star Quality Care, Inc.(a)(d)	—	1
HCA Holdings, Inc.(a)	57,584	4,350,471

Common Stocks (continued)

Issuer	Shares	Value ($)
Henry Schein, Inc.(a)	15,694	2,570,520
Humana, Inc.	28,508	5,094,665
Laboratory Corp. of America Holdings(a)	19,587	2,682,048
McKesson Corp.	43,035	7,945,122
Patterson Companies, Inc.	15,917	732,182
Quest Diagnostics, Inc.	27,054	2,240,612
UnitedHealth Group, Inc.	181,842	24,739,604
Universal Health Services, Inc., Class B	17,170	2,069,500
Total		93,917,771
Health Care Technology 0.1%
Cerner Corp.(a)	57,547	3,714,083
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	62,690	2,945,176
Illumina, Inc.(a)	28,152	4,739,108
PerkinElmer, Inc.	20,851	1,110,316
Thermo Fisher Scientific, Inc.	75,258	11,453,515
Waters Corp.(a)	15,485	2,435,945
Total		22,684,060
Pharmaceuticals 5.5%
Allergan PLC(a)	75,656	17,744,358
Bristol-Myers Squibb Co.	319,266	18,322,676
Eli Lilly & Co.	185,777	14,444,162
Endo International PLC(a)	39,177	810,964
Johnson & Johnson	526,069	62,781,074
Mallinckrodt PLC(a)	20,912	1,558,781
Merck & Co., Inc.	529,400	33,241,026
Mylan NV(a)	86,195	3,651,220
Perrigo Co. PLC	27,393	2,492,489
Pfizer, Inc.	1,159,929	40,365,529
Zoetis, Inc.	87,306	4,461,337
Total		199,873,616
Total Health Care		526,769,883
INDUSTRIALS 9.9%
Aerospace & Defense 2.6%
Boeing Co. (The)	114,523	14,825,002
General Dynamics Corp.	54,951	8,364,641
Honeywell International, Inc.	145,754	17,010,949
L-3 Communications Holdings, Inc.	14,714	2,189,738
Lockheed Martin Corp.	50,079	12,167,695

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Northrop Grumman Corp.	34,511	7,318,748
Raytheon Co.	56,797	7,958,964
Rockwell Collins, Inc.	24,899	2,083,797
Textron, Inc.	51,420	2,100,507
TransDigm Group, Inc.(a)	10,130	2,888,975
United Technologies Corp.	148,852	15,842,318
Total		92,751,334
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	27,307	1,895,652
Expeditors International of Washington, Inc.	34,815	1,763,380
FedEx Corp.	47,744	7,874,418
United Parcel Service, Inc., Class B	132,047	14,422,173
Total		25,955,623
Airlines 0.5%
Alaska Air Group, Inc.	23,570	1,591,682
American Airlines Group, Inc.	101,355	3,679,187
Delta Air Lines, Inc.	147,575	5,423,381
Southwest Airlines Co.	122,151	4,504,929
United Continental Holdings, Inc.(a)	64,207	3,236,675
Total		18,435,854
Building Products 0.2%
Allegion PLC	18,305	1,303,682
Fortune Brands Home & Security, Inc.	29,320	1,863,579
Masco Corp.	63,641	2,257,983
Total		5,425,244
Commercial Services & Supplies 0.4%
Cintas Corp.	16,581	1,948,434
Pitney Bowes, Inc.	36,071	676,692
Republic Services, Inc.	45,383	2,292,749
Stericycle, Inc.(a)	16,244	1,396,659
Tyco International PLC	81,381	3,554,722
Waste Management, Inc.	79,017	5,052,347
Total		14,921,603
Construction & Engineering 0.1%
Fluor Corp.	26,625	1,381,837
Jacobs Engineering Group, Inc.(a)	23,314	1,228,415
Quanta Services, Inc.(a)	28,884	743,185
Total		3,353,437

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 0.5%
Acuity Brands, Inc.	8,380	2,305,506
AMETEK, Inc.	44,638	2,176,102
Eaton Corp. PLC	87,590	5,828,238
Emerson Electric Co.	123,047	6,482,116
Rockwell Automation, Inc.	24,917	2,888,628
Total		19,680,590
Industrial Conglomerates 2.2%
3M Co.	115,996	20,791,123
General Electric Co.	1,758,704	54,941,913
Roper Technologies, Inc.	19,352	3,435,948
Total		79,168,984
Machinery 1.4%
Caterpillar, Inc.	111,672	9,151,520
Cummins, Inc.	30,306	3,806,737
Deere & Co.	57,097	4,827,551
Dover Corp.	29,676	2,151,510
Flowserve Corp.	24,929	1,205,816
Fortive Corp.	57,294	3,017,675
Illinois Tool Works, Inc.	61,853	7,351,229
Ingersoll-Rand PLC	49,238	3,347,692
PACCAR, Inc.	67,029	4,011,015
Parker-Hannifin Corp.	25,758	3,156,128
Pentair PLC	34,558	2,213,440
Snap-On, Inc.	11,125	1,705,351
Stanley Black & Decker, Inc.	28,713	3,553,234
Xylem, Inc.	34,219	1,740,378
Total		51,239,276
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	6,937	954,878
Equifax, Inc.	22,761	3,002,176
Nielsen Holdings PLC	69,008	3,676,746
Robert Half International, Inc.	25,114	962,620
Verisk Analytics, Inc.(a)	29,588	2,457,283
Total		11,053,703
Road & Rail 0.8%
CSX Corp.	182,810	5,169,867
JB Hunt Transport Services, Inc.	17,026	1,351,694
Kansas City Southern	20,651	1,997,365

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Norfolk Southern Corp.	56,558	5,310,796
Ryder System, Inc.	10,274	673,152
Union Pacific Corp.	160,854	15,366,383
Total		29,869,257
Trading Companies & Distributors 0.2%
Fastenal Co.	55,247	2,381,698
United Rentals, Inc.(a)	16,931	1,393,590
WW Grainger, Inc.	10,786	2,487,899
Total		6,263,187
Total Industrials		358,118,092
INFORMATION TECHNOLOGY 20.8%
Communications Equipment 1.0%
Cisco Systems, Inc.	961,955	30,243,865
F5 Networks, Inc.(a)	12,806	1,571,680
Harris Corp.	23,856	2,218,131
Juniper Networks, Inc.	67,559	1,559,262
Motorola Solutions, Inc.	30,387	2,339,495
Total		37,932,433
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	58,895	3,669,747
Corning, Inc.	205,663	4,666,493
FLIR Systems, Inc.	26,326	811,631
TE Connectivity Ltd.	68,394	4,347,807
Total		13,495,678
Internet Software & Services 4.4%
Akamai Technologies, Inc.(a)	33,579	1,843,487
Alphabet, Inc., Class A(a)	56,166	44,362,715
Alphabet, Inc., Class C(a)	56,486	43,327,586
eBay, Inc.(a)	202,149	6,501,112
Facebook, Inc., Class A(a)	442,156	55,764,715
VeriSign, Inc.(a)	18,255	1,359,085
Yahoo!, Inc.(a)	167,137	7,145,107
Total		160,303,807
IT Services 3.7%
Accenture PLC, Class A	119,299	13,719,385
Alliance Data Systems Corp.(a)	11,276	2,306,844
Automatic Data Processing, Inc.	87,128	7,824,966
Cognizant Technology Solutions Corp., Class A(a)	115,878	6,656,032

Common Stocks (continued)

Issuer	Shares	Value ($)
CSRA, Inc.	26,234	666,081
Fidelity National Information Services, Inc.	53,073	4,210,281
Fiserv, Inc.(a)	42,518	4,381,480
Global Payments, Inc.	29,450	2,236,728
International Business Machines Corp.	168,907	26,835,944
MasterCard, Inc., Class A	185,673	17,941,582
Paychex, Inc.	61,296	3,718,828
PayPal Holdings, Inc.(a)	210,942	7,836,495
Teradata Corp.(a)	24,863	788,903
Total System Services, Inc.	32,306	1,591,071
Visa, Inc., Class A	364,296	29,471,546
Western Union Co. (The)	93,930	2,021,374
Xerox Corp.	182,117	1,793,853
Total		134,001,393
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	58,785	3,677,590
Applied Materials, Inc.	208,308	6,215,911
Broadcom Ltd.	70,937	12,514,706
First Solar, Inc.(a)	14,663	554,555
Intel Corp.	903,099	32,412,223
KLA-Tencor Corp.	29,781	2,062,632
Lam Research Corp.	30,525	2,848,593
Linear Technology Corp.	45,727	2,663,140
Microchip Technology, Inc.	41,081	2,543,325
Micron Technology, Inc.(a)	198,338	3,270,594
NVIDIA Corp.	97,022	5,951,329
Qorvo, Inc.(a)	24,394	1,400,947
QUALCOMM, Inc.	280,933	17,718,444
Skyworks Solutions, Inc.	36,383	2,723,631
Texas Instruments, Inc.	192,059	13,355,783
Xilinx, Inc.	48,526	2,630,594
Total		112,543,997
Software 4.3%
Activision Blizzard, Inc.	97,425	4,030,472
Adobe Systems, Inc.(a)	95,671	9,788,100
Autodesk, Inc.(a)	42,954	2,895,099
CA, Inc.	56,590	1,918,967
Citrix Systems, Inc.(a)	29,659	2,586,265
Electronic Arts, Inc.(a)	57,687	4,685,915
Intuit, Inc.	48,938	5,454,140

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Microsoft Corp.	1,503,341	86,381,974
Oracle Corp.	595,258	24,536,535
Red Hat, Inc.(a)	34,701	2,532,479
Salesforce.com, Inc.(a)	121,797	9,673,118
Symantec Corp.	117,101	2,825,647
Total		157,308,711
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	1,047,582	111,148,450
EMC Corp.	373,555	10,829,359
Hewlett Packard Enterprise Co.	317,809	6,826,537
HP, Inc.	327,161	4,701,304
NetApp, Inc.	55,288	1,912,412
Seagate Technology PLC	57,086	1,926,082
Western Digital Corp.	53,822	2,511,873
Total		139,856,017
Total Information Technology		755,442,036
MATERIALS 2.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	37,191	5,787,663
Albemarle Corp.	21,470	1,716,956
CF Industries Holdings, Inc.	44,577	1,159,002
Dow Chemical Co. (The)	214,743	11,518,815
Eastman Chemical Co.	28,431	1,930,181
Ecolab, Inc.	50,483	6,211,933
EI du Pont de Nemours & Co.	167,067	11,627,863
FMC Corp.	25,581	1,200,772
International Flavors & Fragrances, Inc.	15,247	2,112,929
LyondellBasell Industries NV, Class A	65,295	5,151,123
Monsanto Co.	83,548	8,897,862
Mosaic Co. (The)	66,906	2,011,863
PPG Industries, Inc.	50,886	5,387,810
Praxair, Inc.	54,558	6,658,258
Sherwin-Williams Co. (The)	15,036	4,265,864
Total		75,638,894
Construction Materials 0.1%
Martin Marietta Materials, Inc.	12,154	2,224,547
Vulcan Materials Co.	25,474	2,900,724
Total		5,125,271

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Avery Dennison Corp.	17,054	1,320,662
Ball Corp.	33,263	2,634,097
International Paper Co.	78,639	3,813,205
Owens-Illinois, Inc.(a)	30,968	555,256
Sealed Air Corp.	37,701	1,776,848
Westrock Co.	48,312	2,314,145
Total		12,414,213
Metals & Mining 0.3%
Alcoa, Inc.	251,516	2,535,281
Freeport-McMoRan, Inc.	254,375	2,617,519
Newmont Mining Corp.	101,467	3,880,098
Nucor Corp.	60,806	2,949,699
Total		11,982,597
Total Materials		105,160,975
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,177,360	48,130,477
CenturyLink, Inc.	104,435	2,903,293
Frontier Communications Corp.	224,354	1,032,028
Level 3 Communications, Inc.(a)	55,445	2,751,735
Verizon Communications, Inc.	779,602	40,796,573
Total		95,614,106
Total Telecommunication Services		95,614,106
UTILITIES 3.2%
Electric Utilities 2.0%
Alliant Energy Corp.	43,420	1,647,789
American Electric Power Co., Inc.	93,969	6,067,578
Duke Energy Corp.	131,758	10,495,842
Edison International	62,310	4,531,183
Entergy Corp.	34,184	2,673,189
Eversource Energy	60,667	3,274,198
Exelon Corp.	176,295	5,994,030
FirstEnergy Corp.	81,225	2,658,494
NextEra Energy, Inc.	88,250	10,672,955
PG&E Corp.	94,870	5,876,248
Pinnacle West Capital Corp.	21,256	1,595,050
PPL Corp.	129,473	4,503,071

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Southern Co. (The)	179,502	9,213,838
Xcel Energy, Inc.	97,149	4,018,083
Total		73,221,548
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	126,036	1,521,254
NRG Energy, Inc.	60,226	729,337
Total		2,250,591
Multi-Utilities 1.0%
Ameren Corp.	46,409	2,293,533
CenterPoint Energy, Inc.	82,354	1,850,494
CMS Energy Corp.	53,385	2,240,568
Consolidated Edison, Inc.	58,169	4,377,217
Dominion Resources, Inc.	117,854	8,740,053
DTE Energy Co.	34,320	3,188,328
NiSource, Inc.	61,497	1,472,238
Public Service Enterprise Group, Inc.	96,759	4,137,415
SCANA Corp.	27,332	1,931,006
Sempra Energy	45,333	4,743,192

Common Stocks (continued)

Issuer	Shares	Value ($)
WEC Energy Group, Inc.	60,371	3,615,016
Total		38,589,060
Water Utilities 0.1%
American Water Works Co., Inc.	33,990	2,514,920
Total Utilities		116,576,119
Total Common Stocks (Cost: $2,105,818,378)		3,599,608,558

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(c)(e)	34,245,808	34,245,808
Total Money Market Funds (Cost: $34,245,808)		34,245,808
Total Investments (Cost: $2,140,064,186)		3,633,854,366
Other Assets & Liabilities, Net		(7,853,619)
Net Assets		3,626,000,747

At August 31, 2016, securities totaling $2,888,691 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	51	USD	27,661,125	09/2016	1,337,072	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	955,898	—	(121,905)	47,792	881,785	47,931	3,205,651
Columbia Short-Term Cash Fund	28,155,791	151,970,037	(145,880,020)	—	34,245,808	84,549	34,245,808
Total	29,111,689	151,970,037	(146,001,925)	47,792	35,127,593	132,480	37,451,459

(d)  Represents fractional shares.

(e)  The rate shown is the seven-day current annualized yield at August 31, 2016.

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	439,888,047	—	—	439,888,047
Consumer Staples	361,849,035	—	—	361,849,035
Energy	252,256,594	—	—	252,256,594
Financials	587,933,671	—	—	587,933,671
Health Care	526,769,882	1	—	526,769,883
Industrials	358,118,092	—	—	358,118,092
Information Technology	755,442,036	—	—	755,442,036
Materials	105,160,975	—	—	105,160,975
Telecommunication Services	95,614,106	—	—	95,614,106
Utilities	116,576,119	—	—	116,576,119
Total Common Stocks	3,599,608,557	1	—	3,599,608,558
Investments measured at net asset value
Money Market Funds	—	—	—	34,245,808
Total Investments	3,599,608,557	1	—	3,633,854,366
Derivatives
Assets
Futures Contracts	1,337,072	—	—	1,337,072
Total	3,600,945,629	1	—	3,635,191,438

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,104,936,593)	$3,596,402,907
Affiliated issuers (identified cost $35,127,593)	37,451,459
Total investments (identified cost $2,140,064,186)	3,633,854,366
Receivable for:
Capital shares sold	1,668,544
Dividends	8,203,795
Foreign tax reclaims	794
Variation margin	2,908
Expense reimbursement due from Investment Manager	138
Total assets	3,643,730,545
Liabilities
Payable for:
Capital shares purchased	17,372,334
Variation margin	116,360
Management services fees	19,947
Distribution and/or service fees	7,769
Compensation of board members	207,448
Other expenses	5,940
Total liabilities	17,729,798
Net assets applicable to outstanding capital stock	$3,626,000,747
Represented by
Paid-in capital	$2,124,904,408
Undistributed net investment income	34,083,039
Accumulated net realized loss	(28,113,952)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,491,466,314
Investments — affiliated issuers	2,323,866
Futures contracts	1,337,072
Total — representing net assets applicable to outstanding capital stock	$3,626,000,747

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$1,119,913,952
Shares outstanding	26,737,791
Net asset value per share	$41.89
Class B
Net assets	$166,211
Shares outstanding	3,970
Net asset value per share	$41.87
Class I
Net assets	$2,967
Shares outstanding	70
Net asset value per share(a)	$42.11
Class R5
Net assets	$318,149,043
Shares outstanding	7,457,432
Net asset value per share	$42.66
Class Z
Net assets	$2,187,768,574
Shares outstanding	51,945,971
Net asset value per share	$42.12

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$39,185,102
Dividends — affiliated issuers	132,480
Total income	39,317,582
Expenses:
Management services fees	3,537,834
Distribution and/or service fees
Class A	1,366,970
Class B	863
Compensation of board members	51,336
Other	12,756
Total expenses	4,969,759
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(54,399)
Expense reductions	(3,300)
Total net expenses	4,912,060
Net investment income	34,405,522
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,177,215
Investments — affiliated issuers	47,792
Futures contracts	5,497,444
Net realized gain	16,722,451
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	383,359,808
Investments — affiliated issuers	509,918
Futures contracts	434,953
Net change in unrealized appreciation	384,304,679
Net realized and unrealized gain	401,027,130
Net increase in net assets resulting from operations	$435,432,652

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income	$34,405,522	$64,438,125
Net realized gain (loss)	16,722,451	(8,046,915)
Net change in unrealized appreciation (depreciation)	384,304,679	(286,984,374)
Net increase (decrease) in net assets resulting from operations	435,432,652	(230,593,164)
Distributions to shareholders
Net investment income
Class A	(2,839,636)	(22,249,897)
Class B	(239)	(2,716)
Class I	(8)	(67)
Class R5	(910,092)	(5,651,926)
Class Z	(6,289,471)	(53,272,680)
Net realized gains
Class A	—	(2,731,656)
Class B	—	(525)
Class I	—	(7)
Class R5	—	(543,620)
Class Z	—	(6,206,317)
Total distributions to shareholders	(10,039,446)	(90,659,411)
Decrease in net assets from capital stock activity	(41,206,747)	(140,228,807)
Total increase (decrease) in net assets	384,186,459	(461,481,382)
Net assets at beginning of period	3,241,814,288	3,703,295,670
Net assets at end of period	$3,626,000,747	$3,241,814,288
Undistributed net investment income	$34,083,039	$9,716,963
The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	4,104,965	164,786,312	8,616,166	337,268,633
Distributions reinvested	66,075	2,654,242	582,904	23,472,176
Redemptions	(4,245,479)	(171,169,694)	(10,130,663)	(399,110,370)
Net decrease	(74,439)	(3,729,140)	(931,593)	(38,369,561)
Class B shares
Subscriptions	—	—	62	2,511
Distributions reinvested	6	235	77	3,104
Redemptions(a)	(524)	(20,985)	(1,625)	(64,567)
Net decrease	(518)	(20,750)	(1,486)	(58,952)
Class R5 shares
Subscriptions	1,513,288	61,655,137	5,083,112	204,324,481
Distributions reinvested	22,257	910,092	151,465	6,195,546
Redemptions	(1,323,687)	(54,126,028)	(2,111,691)	(84,985,566)
Net increase	211,858	8,439,201	3,122,886	125,534,461
Class Z shares
Subscriptions	4,005,217	161,728,985	10,127,623	398,923,467
Distributions reinvested	121,188	4,892,372	1,152,502	46,609,911
Redemptions	(5,245,163)	(212,517,415)	(17,219,242)	(672,868,133)
Net decrease	(1,118,758)	(45,896,058)	(5,939,117)	(227,334,755)
Total net decrease	(981,857)	(41,206,747)	(3,749,310)	(140,228,807)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$37.05		$40.60		$35.85		$29.16		$26.35		$25.62
Income from investment operations:
Net investment income	0.36		0.64		0.83		0.53		0.50		0.42
Net realized and unrealized gain (loss)	4.59		(3.24)		4.52		6.67		2.88		0.74
Total from investment operations	4.95		(2.60)		5.35		7.20		3.38		1.16
Less distributions to shareholders:
Net investment income	(0.11)		(0.85)		(0.58)		(0.51)		(0.57)		(0.43)
Net realized gains	—		(0.10)		(0.02)		—		—		—
Total distributions to shareholders	(0.11)		(0.95)		(0.60)		(0.51)		(0.57)		(0.43)
Net asset value, end of period	$41.89		$37.05		$40.60		$35.85		$29.16		$26.35
Total return	13.36%		(6.57%)		14.98%		24.80%		12.98%		4.67%
Ratios to average net assets(a)
Total gross expenses	0.45	%(b)	0.45%		0.45%		0.45%		0.45	%(c)	0.45%
Total net expenses(d)	0.45	%(b)(e)	0.45	%(e)	0.45	%(e)	0.45	%(e)	0.44	%(c)(e)	0.42	%(e)
Net investment income	1.77	%(b)	1.63%		2.18%		1.63%		1.85%		1.72%
Supplemental data
Net assets, end of period (in thousands)	$1,119,914		$993,376		$1,126,444		$796,430		$544,128		$472,381
Portfolio turnover	2%		11%		5%		3%		7%		6%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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21

COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$37.13		$40.70		$35.93		$29.24		$26.44		$25.70
Income from investment operations:
Net investment income	0.21		0.31		0.50		0.28		0.28		0.22
Net realized and unrealized gain (loss)	4.59		(3.23)		4.59		6.69		2.89		0.76
Total from investment operations	4.80		(2.92)		5.09		6.97		3.17		0.98
Less distributions to shareholders:
Net investment income	(0.06)		(0.55)		(0.30)		(0.28)		(0.37)		(0.24)
Net realized gains	—		(0.10)		(0.02)		—		—		—
Total distributions to shareholders	(0.06)		(0.65)		(0.32)		(0.28)		(0.37)		(0.24)
Net asset value, end of period	$41.87		$37.13		$40.70		$35.93		$29.24		$26.44
Total return	12.93%		(7.29%)		14.20%		23.88%		12.08%		3.90%
Ratios to average net assets(a)
Total gross expenses	1.20	%(b)	1.20%		1.20%		1.20%		1.20	%(c)	1.20%
Total net expenses(d)	1.20	%(b)(e)	1.20	%(e)	1.20	%(e)	1.20	%(e)	1.18	%(c)(e)	1.17	%(e)
Net investment income	1.02	%(b)	0.79%		1.31%		0.86%		1.04%		0.90%
Supplemental data
Net assets, end of period (in thousands)	$166		$167		$243		$261		$426		$1,305
Portfolio turnover	2%		11%		5%		3%		7%		6%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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22

COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,				Year Ended February 29,
Class I	(Unaudited)		2016	2015	2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$37.21		$40.78	$36.01	$29.28	$26.45		$24.22
Income from investment operations:
Net investment income	0.41		0.75	0.89	0.62	0.57		0.15
Net realized and unrealized gain (loss)	4.61		(3.27)	4.59	6.70	2.89		2.49
Total from investment operations	5.02		(2.52)	5.48	7.32	3.46		2.64
Less distributions to shareholders:
Net investment income	(0.12)		(0.95)	(0.69)	(0.59)	(0.63)		(0.41)
Net realized gains	—		(0.10)	(0.02)	—	—		—
Total distributions to shareholders	(0.12)		(1.05)	(0.71)	(0.59)	(0.63)		(0.41)
Net asset value, end of period	$42.11		$37.21	$40.78	$36.01	$29.28		$26.45
Total return	13.51%		(6.36%)	15.27%	25.12%	13.28%		11.08%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%	0.20%	0.22%	0.22	%(d)	0.15	%(c)
Total net expenses(e)	0.20	%(c)	0.20%	0.20%	0.20%	0.19	%(d)	0.15	%(c)
Net investment income	2.01	%(c)	1.91%	2.33%	1.88%	2.09%		2.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3	$4	$3		$3
Portfolio turnover	2%		11%	5%	3%	7%		6%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$37.70		$41.29	$36.45	$29.63	$27.28
Income from investment operations:
Net investment income	0.42		0.84	0.94	0.68	0.21
Net realized and unrealized gain (loss)	4.66		(3.38)	4.60	6.74	2.68
Total from investment operations	5.08		(2.54)	5.54	7.42	2.89
Less distributions to shareholders:
Net investment income	(0.12)		(0.95)	(0.68)	(0.60)	(0.54)
Net realized gains	—		(0.10)	(0.02)	—	—
Total distributions to shareholders	(0.12)		(1.05)	(0.70)	(0.60)	(0.54)
Net asset value, end of period	$42.66		$37.70	$41.29	$36.45	$29.63
Total return	13.49%		(6.33%)	15.25%	25.14%	10.73%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%	0.20%	0.20%	0.14	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.20%	0.20%	0.14	%(c)
Net investment income	2.01	%(c)	2.12%	2.44%	1.96%	2.48	%(c)
Supplemental data
Net assets, end of period (in thousands)	$318,149		$273,170	$170,244	$98,439	$3
Portfolio turnover	2%		11%	5%	3%	7%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$37.22		$40.78		$36.00		$29.28		$26.45		$25.72
Income from investment operations:
Net investment income	0.41		0.75		0.89		0.62		0.57		0.48
Net realized and unrealized gain (loss)	4.61		(3.26)		4.59		6.69		2.89		0.74
Total from investment operations	5.02		(2.51)		5.48		7.31		3.46		1.22
Less distributions to shareholders:
Net investment income	(0.12)		(0.95)		(0.68)		(0.59)		(0.63)		(0.49)
Net realized gains	—		(0.10)		(0.02)		—		—		—
Total distributions to shareholders	(0.12)		(1.05)		(0.70)		(0.59)		(0.63)		(0.49)
Net asset value, end of period	$42.12		$37.22		$40.78		$36.00		$29.28		$26.45
Total return	13.50%		(6.34%)		15.27%		25.09%		13.28%		4.91%
Ratios to average net assets(a)
Total gross expenses	0.20	%(b)	0.20%		0.20%		0.20%		0.20	%(c)	0.20%
Total net expenses(d)	0.20	%(b)(e)	0.20	%(e)	0.20	%(e)	0.20	%(e)	0.19	%(c)(e)	0.16	%(e)
Net investment income	2.02	%(b)	1.88%		2.33%		1.88%		2.06%		1.95%
Supplemental data
Net assets, end of period (in thousands)	$2,187,769		$1,975,099		$2,406,361		$2,308,382		$1,961,058		$3,148,041
Portfolio turnover	2%		11%		5%		3%		7%		6%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial

Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as

Semiannual Report 2016
26

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain

Semiannual Report 2016
27

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2016
28

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,337,072	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	5,497,444
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	434,953

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	30,066,038

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.

Semiannual Report 2016
29

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund's average daily net assets.

The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation fees.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

For the six months ended August 31, 2016, there were no expenses incurred for these particular items.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $3,300.

Semiannual Report 2016
30

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares was $0 for Class B shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2017
Class A	0.45%
Class B	1.20
Class I	0.20
Class R5	0.20
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $2,140,064,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,623,340,000
Unrealized depreciation	(129,550,000)
Net unrealized appreciation	$1,493,790,000

The following capital loss carryforwards, determined as of February 29, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	8,243,367
No expiration — long-term	2,329,442
Total	10,572,809

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations,

Semiannual Report 2016
31

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $78,658,034 and $82,487,014, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, one unaffiliated shareholder of record owned 13.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial

Semiannual Report 2016
32

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
33

COLUMBIA LARGE CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
34

COLUMBIA LARGE CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to strategy, process or management teams) had been taken or are contemplated to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that

Semiannual Report 2016
35

COLUMBIA LARGE CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the management agreement already provides for a relatively low flat fee regardless of the Fund's asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
36

COLUMBIA LARGE CAP INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Large Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR175_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA MID CAP INDEX FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA MID CAP INDEX FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	24
Approval of Management Agreement	32
Important Information About This Report	35

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA MID CAP INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Mid Cap Index Fund (the Fund) Class A shares returned 17.99% for the six-month period that ended August 31, 2016.

■  The Fund underperformed its benchmark, the unmanaged S&P MidCap 400 Index, which returned 18.28% for the same period.

■  Mutual funds, unlike unmanaged indices, incur operating expenses, which accounted for performance differential between the Fund and the index.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	17.99	11.82	13.55	8.83
Class I*	09/27/10	18.18	12.16	13.88	9.12
Class R5*	11/08/12	18.09	12.08	13.87	9.11
Class Z	03/31/00	18.11	12.07	13.84	9.10
S&P MidCap 400 Index		18.28	12.33	14.07	9.26

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/ appended-performance for more information.

The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
Mettler-Toledo International, Inc.	0.7
IDEXX Laboratories, Inc.	0.7
Ingredion, Inc.	0.6
WhiteWave Foods Co. (The)	0.6
Duke Realty Corp.	0.6
ResMed, Inc.	0.6
Cooper Companies, Inc. (The)	0.6
CDK Global, Inc.	0.6
Synopsys, Inc.	0.6
Alexandria Real Estate Equities, Inc.	0.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	97.7
Money Market Funds	2.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	11.8
Consumer Staples	4.4
Energy	3.6
Financials	26.9
Health Care	9.0
Industrials	14.0
Information Technology	17.6
Materials	7.1
Telecommunication Services	0.2
Utilities	5.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA MID CAP INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,179.90	1,022.94	2.47	2.29	0.45
Class I	1,000.00	1,000.00	1,181.80	1,024.20	1.10	1.02	0.20
Class R5	1,000.00	1,000.00	1,180.90	1,024.20	1.10	1.02	0.20
Class Z	1,000.00	1,000.00	1,181.10	1,024.20	1.10	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 11.5%
Auto Components 0.5%
Dana, Inc.	363,770	5,245,563
Gentex Corp.	710,466	12,639,190
Total		17,884,753
Automobiles 0.2%
Thor Industries, Inc.	112,314	9,114,281
Distributors 0.3%
Pool Corp.	103,480	10,438,028
Diversified Consumer Services 0.7%
DeVry Education Group, Inc.	138,918	3,200,671
Graham Holdings Co., Class B	10,532	5,164,366
Service Corp. International	476,531	12,599,479
Sotheby's	120,672	4,784,645
Total		25,749,161
Hotels, Restaurants & Leisure 2.5%
Brinker International, Inc.	137,039	7,360,365
Buffalo Wild Wings, Inc.(a)	46,310	7,511,482
Cheesecake Factory, Inc. (The)	109,755	5,642,504
Churchill Downs, Inc.	29,570	4,417,167
Cracker Barrel Old Country Store, Inc.	58,890	8,957,758
Domino's Pizza, Inc.	123,360	18,450,955
Dunkin' Brands Group, Inc.	225,420	11,034,309
International Speedway Corp., Class A	65,249	2,172,139
Jack in the Box, Inc.	80,040	7,960,778
Panera Bread Co., Class A(a)	56,081	12,177,989
Texas Roadhouse, Inc.	155,680	6,891,954
Wendy's Co. (The)	524,498	5,344,635
Total		97,922,035
Household Durables 1.7%
CalAtlantic Group, Inc.	183,430	6,693,361
Helen of Troy Ltd.(a)	68,270	6,167,512
KB Home	205,526	3,226,758
NVR, Inc.(a)	9,012	15,201,442
Tempur Sealy International, Inc.(a)	149,854	11,751,551
Toll Brothers, Inc.(a)	375,306	11,668,263
TRI Pointe Group, Inc.(a)	358,740	4,864,514
Tupperware Brands Corp.	124,230	8,140,792
Total		67,714,193

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet & Catalog Retail 0.1%
HSN, Inc.	78,449	3,277,599
Leisure Products 0.7%
Brunswick Corp.	222,930	10,252,551
Polaris Industries, Inc.	147,844	12,809,204
Vista Outdoor, Inc.(a)	149,394	5,948,869
Total		29,010,624
Media 1.4%
AMC Networks, Inc., Class A(a)	150,514	8,178,931
Cable One, Inc.	10,734	5,808,382
Cinemark Holdings, Inc.	260,043	10,050,662
John Wiley & Sons, Inc., Class A	118,684	6,899,101
Live Nation Entertainment, Inc.(a)	359,400	9,603,168
Meredith Corp.	92,538	4,908,216
New York Times Co. (The), Class A	303,259	3,924,171
Time, Inc.	250,330	3,529,653
Total		52,902,284
Multiline Retail 0.3%
Big Lots, Inc.	109,150	5,383,278
JCPenney Co., Inc.(a)	756,240	7,131,343
Total		12,514,621
Specialty Retail 2.2%
Aaron's, Inc.	159,269	3,879,793
Abercrombie & Fitch Co., Class A	166,270	2,949,630
American Eagle Outfitters, Inc.	409,364	7,589,608
Ascena Retail Group, Inc.(a)	420,199	3,420,420
Cabela's, Inc.(a)	119,230	5,841,078
Chico's FAS, Inc.	326,188	4,136,064
CST Brands, Inc.	186,180	8,901,266
Dick's Sporting Goods, Inc.	219,330	12,852,738
GameStop Corp., Class A	255,700	7,259,323
Guess?, Inc.	157,628	2,621,353
Murphy USA, Inc.(a)	91,090	6,660,501
Office Depot, Inc.	1,217,852	4,481,695
Restoration Hardware Holdings, Inc.(a)	92,890	3,133,180
Williams-Sonoma, Inc.	202,198	10,643,703
Total		84,370,352

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc.	124,882	11,900,006
Deckers Outdoor Corp.(a)	78,772	5,147,750
Fossil Group, Inc.(a)	101,780	2,906,837
Kate Spade & Co.(a)	314,800	5,874,168
Skechers U.S.A., Inc., Class A(a)	326,920	7,947,425
Total		33,776,186
Total Consumer Discretionary		444,674,117
CONSUMER STAPLES 4.3%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(a)	22,960	4,193,644
Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	96,060	12,613,639
Sprouts Farmers Market, Inc.(a)	348,550	7,852,831
United Natural Foods, Inc.(a)	123,811	5,645,782
Total		26,112,252
Food Products 2.8%
Dean Foods Co.	225,725	3,884,727
Flowers Foods, Inc.	447,721	6,675,520
Hain Celestial Group, Inc. (The)(a)	254,460	9,351,405
Ingredion, Inc.	177,076	24,252,329
Lancaster Colony Corp.	47,875	6,440,624
Post Holdings, Inc.(a)	158,191	13,411,433
Snyders-Lance, Inc.	195,660	6,914,624
Tootsie Roll Industries, Inc.	44,155	1,681,864
TreeHouse Foods, Inc.(a)	138,810	13,149,471
WhiteWave Foods Co. (The)(a)	435,180	24,122,028
Total		109,884,025
Household Products 0.2%
Energizer Holdings, Inc.	152,093	7,516,436
Personal Products 0.5%
Avon Products, Inc.	1,072,880	6,115,416
Edgewell Personal Care Co.(a)	146,013	11,682,500
Total		17,797,916
Total Consumer Staples		165,504,273
ENERGY 3.5%
Energy Equipment & Services 1.2%
Dril-Quip, Inc.(a)	93,370	5,188,571

Common Stocks (continued)

Issuer	Shares	Value ($)
Ensco PLC, Class A	741,170	5,625,480
Nabors Industries Ltd.	693,440	6,892,794
Noble Corp. PLC	598,260	3,445,978
Oceaneering International, Inc.	241,206	6,396,783
Oil States International, Inc.(a)	126,338	3,919,005
Patterson-UTI Energy, Inc.	362,503	7,065,184
Rowan Companies PLC, Class A	308,620	3,845,405
Superior Energy Services, Inc.	372,439	6,268,148
Total		48,647,348
Oil, Gas & Consumable Fuels 2.3%
CONSOL Energy, Inc.	564,190	10,290,826
Denbury Resources, Inc.	979,580	3,017,106
Energen Corp.	238,775	13,729,562
Gulfport Energy Corp.(a)	308,310	8,817,666
HollyFrontier Corp.	432,440	11,191,547
QEP Resources, Inc.	582,350	11,122,885
SM Energy Co.	206,749	7,831,652
Western Refining, Inc.	197,380	4,966,081
World Fuel Services Corp.	174,220	7,766,728
WPX Energy, Inc.(a)	719,570	8,634,840
Total		87,368,893
Total Energy		136,016,241
FINANCIALS 26.3%
Banks 5.6%
Associated Banc-Corp.	369,309	7,327,090
BancorpSouth, Inc.	209,060	5,205,594
Bank of Hawaii Corp.	105,866	7,626,587
Bank of the Ozarks, Inc.	223,510	8,757,122
Cathay General Bancorp	180,365	5,667,068
Chemical Financial Corp.	171,850	7,944,625
Commerce Bancshares, Inc.	204,243	10,351,035
Cullen/Frost Bankers, Inc.	134,189	9,782,378
East West Bancorp, Inc.	354,457	13,164,533
First Horizon National Corp.	572,020	8,797,668
FNB Corp.	513,140	6,409,119
Fulton Financial Corp.	426,695	6,170,010
Hancock Holding Co.	190,671	6,221,595
International Bancshares Corp.	136,252	4,039,872

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MB Financial, Inc.	168,810	6,613,976
PacWest Bancorp	281,560	12,194,364
PrivateBancorp, Inc.	195,280	8,973,116
Prosperity Bancshares, Inc.	160,865	8,923,181
Signature Bank(a)	132,051	16,111,542
SVB Financial Group(a)	127,427	14,152,043
Synovus Financial Corp.	308,705	10,211,961
TCF Financial Corp.	420,749	6,163,973
Trustmark Corp.	166,320	4,716,835
Umpqua Holdings Corp.	542,290	8,904,402
Valley National Bancorp	550,641	5,313,686
Webster Financial Corp.	225,465	8,709,713
Total		218,453,088
Capital Markets 1.8%
Eaton Vance Corp.	279,002	11,168,450
Federated Investors, Inc., Class B	232,750	7,517,825
Janus Capital Group, Inc.	358,780	5,335,059
Raymond James Financial, Inc.	309,846	18,023,742
SEI Investments Co.	334,715	15,430,361
Stifel Financial Corp.(a)	163,510	6,434,118
Waddell & Reed Financial, Inc., Class A	200,446	3,728,296
WisdomTree Investments, Inc.	278,590	2,925,195
Total		70,563,046
Consumer Finance 0.2%
SLM Corp.(a)	1,052,620	7,805,177
Diversified Financial Services 1.7%
CBOE Holdings, Inc.	200,218	13,752,974
Factset Research Systems, Inc.	100,554	17,901,629
MarketAxess Holdings, Inc.	92,400	15,573,096
MSCI, Inc.	213,637	19,252,966
Total		66,480,665
Insurance 4.8%
Alleghany Corp.(a)	37,978	20,363,804
American Financial Group, Inc.	174,887	13,142,758
Aspen Insurance Holdings Ltd.	149,354	6,864,310
Brown & Brown, Inc.	285,873	10,711,661
CNO Financial Group, Inc.	440,540	7,158,775
Endurance Specialty Holdings Ltd.	152,450	10,038,833
Everest Re Group Ltd.	104,150	20,140,527

Common Stocks (continued)

Issuer	Shares	Value ($)
First American Financial Corp.	269,535	11,614,263
Genworth Financial, Inc., Class A(a)	1,226,140	5,799,642
Hanover Insurance Group, Inc. (The)	105,660	8,262,612
Kemper Corp.	118,231	4,427,751
Mercury General Corp.	89,701	4,870,764
Old Republic International Corp.	599,756	11,533,308
Primerica, Inc.	115,725	6,588,224
Reinsurance Group of America, Inc.	157,589	16,912,452
RenaissanceRe Holdings Ltd.	106,000	12,688,200
WR Berkley Corp.	241,263	14,323,784
Total		185,441,668
Real Estate Investment Trusts (REITs) 11.1%
Alexandria Real Estate Equities, Inc.	191,701	21,104,363
American Campus Communities, Inc.	320,853	16,077,944
Camden Property Trust	214,007	18,783,394
Care Capital Properties, Inc.	206,490	6,192,635
Communications Sales & Leasing, Inc.	335,664	10,472,717
Corporate Office Properties Trust	232,821	6,640,055
Corrections Corp. of America	288,965	4,603,213
DCT Industrial Trust, Inc.	217,810	10,609,525
Douglas Emmett, Inc.	345,390	12,972,848
Duke Realty Corp.	850,959	23,928,967
Education Realty Trust, Inc.	179,590	8,137,223
EPR Properties	156,440	12,252,381
Equity One, Inc.	223,685	6,943,182
First Industrial Realty Trust, Inc.	287,420	8,269,073
Healthcare Realty Trust, Inc.	277,500	9,729,150
Highwoods Properties, Inc.	239,604	12,708,596
Hospitality Properties Trust	399,743	12,188,164
Kilroy Realty Corp.	226,745	16,468,489
Lamar Advertising Co. Class A	202,769	12,638,592
LaSalle Hotel Properties	278,100	7,803,486
Liberty Property Trust	360,671	14,870,465
Life Storage, Inc.	114,000	10,260,000
Mack-Cali Realty Corp.	220,488	6,120,747
Medical Properties Trust, Inc.	585,120	8,934,782
Mid-America Apartment Communities, Inc.	185,740	17,457,703
National Retail Properties, Inc.	354,278	17,749,328

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Omega Healthcare Investors, Inc.	407,320	14,744,984
Post Properties, Inc.	131,570	8,720,460
Potlatch Corp.	100,087	3,790,295
Rayonier, Inc.	301,405	8,297,680
Regency Centers Corp.	252,498	20,336,189
Senior Housing Properties Trust	584,135	13,049,576
Tanger Factory Outlet Centers, Inc.	233,780	9,500,819
Taubman Centers, Inc.	148,439	11,529,257
Urban Edge Properties	227,340	6,515,564
Washington Prime Group, Inc.	455,830	6,263,104
Weingarten Realty Investors	283,967	11,713,639
Total		428,378,589
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	113,256	4,544,963
Jones Lang LaSalle, Inc.	110,978	12,956,682
Total		17,501,645
Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	1,197,964	18,101,236
Washington Federal, Inc.	224,009	5,936,239
Total		24,037,475
Total Financials		1,018,661,353
HEALTH CARE 8.9%
Biotechnology 0.3%
United Therapeutics Corp.(a)	109,758	13,421,208
Health Care Equipment & Supplies 4.3%
ABIOMED, Inc.(a)	96,710	11,405,977
Align Technology, Inc.(a)	179,490	16,674,621
Cooper Companies, Inc. (The)	119,172	22,156,458
Halyard Health, Inc.(a)	114,800	4,184,460
Hill-Rom Holdings, Inc.	139,924	8,298,893
IDEXX Laboratories, Inc.(a)	220,232	24,815,742
LivaNova PLC(a)	105,010	6,302,700
ResMed, Inc.	345,377	23,033,192
STERIS PLC	211,538	14,951,506
Teleflex, Inc.	107,237	19,634,022
West Pharmaceutical Services, Inc.	179,760	14,709,761
Total		166,167,332

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 2.0%
Amsurg Corp.(a)	132,990	8,633,711
Community Health Systems, Inc.(a)	277,428	2,962,931
LifePoint Health, Inc.(a)	106,797	6,044,710
Mednax, Inc.(a)	228,822	15,049,623
Molina Healthcare, Inc.(a)	101,610	5,467,634
Owens & Minor, Inc.	154,460	5,308,790
Tenet Healthcare Corp.(a)	244,270	5,838,053
VCA, Inc.(a)	198,812	14,077,878
WellCare Health Plans, Inc.(a)	108,846	12,266,944
Total		75,650,274
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.(a)	460,153	5,940,575
Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A(a)	51,341	7,640,054
Bio-Techne Corp.	91,541	9,643,844
Charles River Laboratories International, Inc.(a)	116,048	9,656,354
Mettler-Toledo International, Inc.(a)	65,821	26,530,471
PAREXEL International Corp.(a)	130,090	8,850,023
Total		62,320,746
Pharmaceuticals 0.5%
Akorn, Inc.(a)	216,890	5,838,679
Catalent, Inc.(a)	263,710	6,653,403
Prestige Brands Holdings, Inc.(a)	129,780	6,246,312
Total		18,738,394
Total Health Care		342,238,529
INDUSTRIALS 13.7%
Aerospace & Defense 2.0%
B/E Aerospace, Inc.	251,394	12,707,967
Curtiss-Wright Corp.	109,510	9,844,949
Esterline Technologies Corp.(a)	72,203	5,556,021
Huntington Ingalls Industries, Inc.	115,669	19,105,049
KLX, Inc.(a)	129,652	4,841,206
Orbital ATK, Inc.	144,037	10,864,711
Teledyne Technologies, Inc.(a)	84,860	9,091,900
Triumph Group, Inc.	121,812	3,880,930
Total		75,892,733

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Airlines 0.3%
JetBlue Airways Corp.(a)	792,436	12,639,354
Building Products 0.9%
AO Smith Corp.	183,080	17,663,559
Lennox International, Inc.	95,462	15,376,064
Total		33,039,623
Commercial Services & Supplies 1.5%
Clean Harbors, Inc.(a)	128,830	6,158,074
Copart, Inc.(a)	244,844	12,491,941
Deluxe Corp.	120,322	8,202,351
Herman Miller, Inc.	147,209	5,309,829
HNI Corp.	109,155	6,095,215
MSA Safety, Inc.	78,296	4,560,742
Rollins, Inc.	231,319	6,592,591
RR Donnelley & Sons Co.	515,078	8,807,834
Total		58,218,577
Construction & Engineering 1.1%
AECOM(a)	377,255	11,630,772
Dycom Industries, Inc.(a)	77,100	6,254,352
EMCOR Group, Inc.	149,310	8,549,491
Granite Construction, Inc.	97,332	4,671,936
KBR, Inc.	350,327	5,142,800
Valmont Industries, Inc.	55,801	7,280,356
Total		43,529,707
Electrical Equipment 0.7%
EnerSys	106,200	7,474,356
Hubbell, Inc.	127,925	13,855,557
Regal Beloit Corp.	110,024	6,747,772
Total		28,077,685
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	157,894	16,556,765
Machinery 4.5%
AGCO Corp.	174,471	8,468,822
CLARCOR, Inc.	119,298	7,810,440
Crane Co.	121,905	7,840,930
Donaldson Co., Inc.	304,115	11,419,518
Graco, Inc.	136,802	10,078,203
IDEX Corp.	186,703	17,445,528
ITT, Inc.	221,632	8,018,646

Common Stocks (continued)

Issuer	Shares	Value ($)
Joy Global, Inc.	241,400	6,585,392
Kennametal, Inc.	196,026	5,480,887
Lincoln Electric Holdings, Inc.	154,025	9,789,829
Nordson Corp.	131,916	13,024,067
Oshkosh Corp.	180,470	9,732,747
Terex Corp.	268,605	6,521,729
Timken Co. (The)	169,535	5,742,151
Toro Co. (The)	135,370	13,151,196
Trinity Industries, Inc.	370,956	9,058,746
Wabtec Corp.	221,640	16,979,840
Woodward, Inc.	135,277	8,484,573
Total		175,633,244
Marine 0.2%
Kirby Corp.(a)	132,498	6,903,146
Professional Services 0.6%
CEB, Inc.	79,218	4,768,924
FTI Consulting, Inc.(a)	101,953	4,515,498
ManpowerGroup, Inc.	175,857	12,566,741
Total		21,851,163
Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A(a)	140,594	9,558,986
Landstar System, Inc.	104,118	7,208,089
Old Dominion Freight Line, Inc.(a)	168,300	11,971,179
Werner Enterprises, Inc.	109,874	2,535,892
Total		31,274,146
Trading Companies & Distributors 0.7%
GATX Corp.	100,608	4,411,661
MSC Industrial Direct Co., Inc., Class A	108,620	7,933,604
NOW, Inc.(a)	264,250	5,454,120
Watsco, Inc.	63,443	9,380,682
Total		27,180,067
Total Industrials		530,796,210
INFORMATION TECHNOLOGY 17.2%
Communications Equipment 1.5%
Arris International PLC(a)	429,800	12,064,486
Brocade Communications Systems, Inc.	1,148,070	10,309,669
Ciena Corp.(a)	318,042	6,822,001
InterDigital, Inc.	85,044	6,072,992

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Netscout Systems, Inc.(a)	230,630	6,822,035
Plantronics, Inc.	81,959	4,151,223
Polycom, Inc.(a)	333,600	4,149,984
Viasat, Inc.(a)	110,760	8,311,431
Total		58,703,821
Electronic Equipment, Instruments & Components 4.1%
Arrow Electronics, Inc.(a)	225,406	14,838,477
Avnet, Inc.	316,120	13,175,882
Belden, Inc.	103,490	7,719,319
Cognex Corp.	209,210	10,410,290
FEI Co.	100,510	10,701,300
Ingram Micro, Inc., Class A	364,936	12,758,162
IPG Photonics Corp.(a)	90,090	7,836,028
Jabil Circuit, Inc.	470,280	9,965,233
Keysight Technologies, Inc.(a)	418,730	12,741,954
Knowles Corp.(a)	217,900	3,028,810
National Instruments Corp.	248,056	6,930,685
SYNNEX Corp.	71,290	7,568,859
Tech Data Corp.(a)	86,574	6,427,254
Trimble Navigation Ltd.(a)	617,588	16,921,911
VeriFone Systems, Inc.(a)	271,066	5,383,371
Vishay Intertechnology, Inc.	333,458	4,721,765
Zebra Technologies Corp., Class A(a)	128,495	8,989,510
Total		160,118,810
Internet Software & Services 0.6%
comScore, Inc.(a)	115,700	3,569,345
j2 Global, Inc.	113,790	7,757,064
Rackspace Hosting, Inc.(a)	262,896	8,268,079
WebMD Health Corp.(a)	95,170	4,907,917
Total		24,502,405
IT Services 3.8%
Acxiom Corp.(a)	190,693	4,956,111
Broadridge Financial Solutions, Inc.	290,782	20,151,192
Computer Sciences Corp.	341,120	16,046,285
Convergys Corp.	237,324	7,079,375
CoreLogic, Inc.(a)	218,567	8,965,618
DST Systems, Inc.	76,727	9,323,098
Gartner, Inc.(a)	202,937	18,467,267
Jack Henry & Associates, Inc.	194,038	16,933,696
Leidos Holdings, Inc.	349,582	14,161,567

Common Stocks (continued)

Issuer	Shares	Value ($)
MAXIMUS, Inc.	159,630	9,389,437
NeuStar, Inc., Class A(a)	133,765	3,398,969
Science Applications International Corp.	101,204	6,457,827
WEX, Inc.(a)	94,557	9,390,456
Total		144,720,898
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.(a)	1,581,040	11,699,696
Cree, Inc.(a)	247,028	5,931,142
Cypress Semiconductor Corp.	766,862	9,148,664
Fairchild Semiconductor International, Inc.(a)	279,373	5,559,523
Integrated Device Technology, Inc.(a)	328,711	6,603,804
Intersil Corp., Class A	332,026	6,554,193
Microsemi Corp.(a)	278,220	11,117,671
Silicon Laboratories, Inc.(a)	95,512	5,472,837
Synaptics, Inc.(a)	90,630	5,163,191
Teradyne, Inc.	499,780	10,525,367
Total		77,776,088
Software 4.5%
ACI Worldwide, Inc.(a)	286,858	5,478,988
ANSYS, Inc.(a)	216,563	20,592,976
Cadence Design Systems, Inc.(a)	740,063	18,827,203
CDK Global, Inc.	382,100	22,154,158
CommVault Systems, Inc.(a)	101,165	5,214,044
Fair Isaac Corp.	76,692	9,811,974
Fortinet, Inc.(a)	358,930	12,971,730
Manhattan Associates, Inc.(a)	177,440	10,738,669
Mentor Graphics Corp.	247,367	5,939,282
PTC, Inc.(a)	281,950	12,030,806
Synopsys, Inc.(a)	373,466	22,142,799
Tyler Technologies, Inc.(a)	79,960	13,109,442
Ultimate Software Group, Inc. (The)(a)	71,040	14,843,098
Total		173,855,169
Technology Hardware, Storage & Peripherals 0.7%
3D Systems Corp.(a)	261,830	3,796,535
Diebold, Inc.	184,632	5,180,774
Lexmark International, Inc., Class A	154,090	5,517,963
NCR Corp.(a)	304,770	10,316,464
Total		24,811,736
Total Information Technology		664,488,927
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 6.9%
Chemicals 2.9%
Ashland, Inc.	152,660	17,873,433
Cabot Corp.	153,489	7,652,961
Minerals Technologies, Inc.	85,665	6,045,379
NewMarket Corp.	24,483	10,624,398
Olin Corp.	406,233	8,790,882
PolyOne Corp.	206,730	7,125,983
RPM International, Inc.	326,771	17,818,823
Scotts Miracle-Gro Co., Class A	111,447	9,227,812
Sensient Technologies Corp.	110,270	8,075,072
Valspar Corp. (The)	179,384	18,908,867
Total		112,143,610
Construction Materials 0.3%
Eagle Materials, Inc.	118,760	9,544,741
Containers & Packaging 1.6%
AptarGroup, Inc.	155,352	12,114,349
Bemis Co., Inc.	232,910	12,251,066
Greif, Inc., Class A	63,403	2,702,870
Packaging Corp. of America	231,499	18,202,766
Silgan Holdings, Inc.	99,655	4,795,399
Sonoco Products Co.	247,836	12,773,467
Total		62,839,917
Metals & Mining 1.8%
Allegheny Technologies, Inc.	267,820	4,569,009
Carpenter Technology Corp.	114,602	4,157,761
Commercial Metals Co.	281,762	4,372,946
Compass Minerals International, Inc.	83,094	6,192,996
Reliance Steel & Aluminum Co.	177,921	12,824,546
Royal Gold, Inc.	160,615	11,776,292
Steel Dynamics, Inc.	599,129	14,750,556
United States Steel Corp.	406,550	7,903,332
Worthington Industries, Inc.	110,600	4,744,740
Total		71,292,178
Paper & Forest Products 0.3%
Domtar Corp.	153,946	5,745,265
Louisiana-Pacific Corp.(a)	353,587	6,887,875
Total		12,633,140
Total Materials		268,453,586

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	232,935	6,491,898
Total Telecommunication Services		6,491,898
UTILITIES 5.3%
Electric Utilities 1.8%
Great Plains Energy, Inc.	379,946	10,319,333
Hawaiian Electric Industries, Inc.	265,386	7,964,234
IDACORP, Inc.	124,009	9,433,364
OGE Energy Corp.	491,228	15,291,928
PNM Resources, Inc.	195,930	6,228,615
Westar Energy, Inc.	348,521	19,147,744
Total		68,385,218
Gas Utilities 2.4%
Atmos Energy Corp.	251,477	18,533,855
National Fuel Gas Co.	208,925	11,921,261
New Jersey Resources Corp.	211,670	7,120,579
ONE Gas, Inc.	128,310	7,856,421
Questar Corp.	431,442	10,790,364
Southwest Gas Corp.	116,770	8,152,881
UGI Corp.	424,761	19,318,130
WGL Holdings, Inc.	123,825	7,781,163
Total		91,474,654
Independent Power and Renewable Electricity Producers 0.1%
Talen Energy Corp.(a)	158,080	2,183,085
Multi-Utilities 0.7%
Black Hills Corp.	126,892	7,424,451
MDU Resources Group, Inc.	480,406	11,323,169
Vectren Corp.	203,690	9,962,478
Total		28,710,098
Water Utilities 0.3%
Aqua America, Inc.	436,058	13,260,524
Total Utilities		204,013,579
Total Common Stocks (Cost: $2,667,839,058)		3,781,338,713

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Money Market Funds 2.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(b)(c)	89,723,440	89,723,440
Total Money Market Funds (Cost: $89,723,440)		89,723,440
Total Investments (Cost: $2,757,562,498)		3,871,062,153
Other Assets & Liabilities, Net		(3,180,872)
Net Assets		3,867,881,281

At August 31, 2016, cash totaling $3,695,200 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P Mid 400 E-mini	534	USD	83,506,920	09/2016	2,684,914	—
S&P Mid 400 E-mini	51	USD	7,975,380	09/2016	101,381	—
Total			91,482,300		2,786,295	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	43,938,078	322,191,771	(276,406,409)	89,723,440	159,513	89,723,440

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	444,674,117	—	—	444,674,117
Consumer Staples	165,504,273	—	—	165,504,273
Energy	136,016,241	—	—	136,016,241
Financials	1,018,661,353	—	—	1,018,661,353
Health Care	342,238,529	—	—	342,238,529
Industrials	530,796,210	—	—	530,796,210
Information Technology	664,488,927	—	—	664,488,927
Materials	268,453,586	—	—	268,453,586
Telecommunication Services	6,491,898	—	—	6,491,898
Utilities	204,013,579	—	—	204,013,579
Total Common Stocks	3,781,338,713	—	—	3,781,338,713
Investments measured at net asset value
Money Market Funds	—	—	—	89,723,440
Total Investments	3,781,338,713	—	—	3,871,062,153
Derivatives
Assets
Futures Contracts	2,786,295	—	—	2,786,295
Total	3,784,125,008	—	—	3,873,848,448

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA MID CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,667,839,058)	$3,781,338,713
Affiliated issuers (identified cost $89,723,440)	89,723,440
Total investments (identified cost $2,757,562,498)	3,871,062,153
Margin deposits	3,695,200
Receivable for:
Investments sold	3,580,614
Capital shares sold	7,723,945
Dividends	4,144,309
Variation margin	2,625
Expense reimbursement due from Investment Manager	18,767
Prepaid expenses	15,663
Other assets	10,163
Total assets	3,890,253,439
Liabilities
Payable for:
Investments purchased	7,943,938
Capital shares purchased	13,053,030
Variation margin	346,934
Management services fees	21,216
Distribution and/or service fees	8,835
Transfer agent fees	692,652
Compensation of board members	180,269
Other expenses	125,284
Total liabilities	22,372,158
Net assets applicable to outstanding capital stock	$3,867,881,281
Represented by
Paid-in capital	$2,537,898,057
Undistributed net investment income	27,194,579
Accumulated net realized gain	186,502,695
Unrealized appreciation (depreciation) on:
Investments	1,113,499,655
Futures contracts	2,786,295
Total — representing net assets applicable to outstanding capital stock	$3,867,881,281

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA MID CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$1,288,121,608
Shares outstanding	83,629,408
Net asset value per share	$15.40
Class I
Net assets	$2,587
Shares outstanding	168
Net asset value per share(a)	$15.36
Class R5
Net assets	$646,228,256
Shares outstanding	41,372,705
Net asset value per share	$15.62
Class Z
Net assets	$1,933,528,830
Shares outstanding	125,927,303
Net asset value per share	$15.35

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA MID CAP INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$32,472,572
Dividends — affiliated issuers	159,513
Total income	32,632,085
Expenses:
Management services fees	3,657,030
Distribution and/or service fees
Class A	1,492,185
Transfer agent fees
Class A	1,118,000
Class R5	143,756
Class Z	1,769,925
Compensation of board members	48,651
Custodian fees	16,452
Printing and postage fees	85,259
Registration fees	40,650
Licensing fees	18,065
Audit fees	11,923
Legal fees	20,907
Other	34,278
Total expenses	8,457,081
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,293,698)
Expense reductions	(60)
Total net expenses	5,163,323
Net investment income	27,468,762
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	198,479,668
Futures contracts	8,598,497
Net realized gain	207,078,165
Net change in unrealized appreciation (depreciation) on:
Investments	355,211,392
Futures contracts	1,195,600
Net change in unrealized appreciation	356,406,992
Net realized and unrealized gain	563,485,157
Net increase in net assets resulting from operations	$590,953,919

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA MID CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income	$27,468,762	$45,633,109
Net realized gain	207,078,165	298,843,881
Net change in unrealized appreciation (depreciation)	356,406,992	(728,060,035)
Net increase (decrease) in net assets resulting from operations	590,953,919	(383,583,045)
Distributions to shareholders
Net investment income
Class A	(1,207,412)	(11,243,225)
Class I	(3)	(33)
Class R5	(762,565)	(6,792,873)
Class Z	(2,564,110)	(25,652,868)
Net realized gains
Class A	(15,054,182)	(86,200,291)
Class I	(31)	(202)
Class R5	(7,017,867)	(41,996,525)
Class Z	(23,597,426)	(158,976,963)
Total distributions to shareholders	(50,203,596)	(330,862,980)
Increase in net assets from capital stock activity	39,419,739	16,359,375
Total increase (decrease) in net assets	580,170,062	(698,086,650)
Net assets at beginning of period	3,287,711,219	3,985,797,869
Net assets at end of period	$3,867,881,281	$3,287,711,219
Undistributed net investment income	$27,194,579	$4,259,907

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA MID CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	15,650,435	230,605,457	29,361,311	443,419,905
Distributions reinvested	956,169	14,036,561	5,833,995	85,872,449
Redemptions	(11,914,278)	(175,112,442)	(22,381,594)	(334,361,897)
Net increase	4,692,326	69,529,576	12,813,712	194,930,457
Class R5 shares
Subscriptions	7,966,571	120,143,919	10,559,099	162,018,968
Distributions reinvested	490,238	7,294,734	3,122,828	46,630,426
Redemptions	(4,870,104)	(72,267,204)	(13,784,226)	(217,324,973)
Net increase (decrease)	3,586,705	55,171,449	(102,299)	(8,675,579)
Class Z shares
Subscriptions	13,594,411	199,374,207	23,600,376	355,125,145
Distributions reinvested	1,194,040	17,468,806	8,157,308	119,822,427
Redemptions	(20,617,608)	(302,124,299)	(42,937,803)	(644,843,075)
Net decrease	(5,829,157)	(85,281,286)	(11,180,119)	(169,895,503)
Total net increase	2,449,874	39,419,739	1,531,294	16,359,375

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MID CAP INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$13.23		$16.14		$15.49		$12.82		$11.92		$12.33
Income from investment operations:
Net investment income	0.10		0.16		0.15		0.14		0.14		0.10
Net realized and unrealized gain (loss)	2.27		(1.71)		1.44		3.14		1.45		0.10
Total from investment operations	2.37		(1.55)		1.59		3.28		1.59		0.20
Less distributions to shareholders:
Net investment income	(0.01)		(0.16)		(0.14)		(0.11)		(0.15)		(0.09)
Net realized gains	(0.19)		(1.20)		(0.80)		(0.50)		(0.54)		(0.52)
Total distributions to shareholders	(0.20)		(1.36)		(0.94)		(0.61)		(0.69)		(0.61)
Net asset value, end of period	$15.40		$13.23		$16.14		$15.49		$12.82		$11.92
Total return	17.99%		(10.37%)		10.58%		26.04%		14.03%		2.12%
Ratios to average net assets(a)
Total gross expenses	0.65	%(b)	0.66%		0.66%		0.66%		0.66%		0.66%
Total net expenses(c)	0.45	%(b)(d)	0.45	%(d)	0.45	%(d)	0.45	%(d)	0.45	%(d)	0.45	%(d)
Net investment income	1.33	%(b)	1.05%		0.96%		0.95%		1.18%		0.83%
Supplemental data
Net assets, end of period (in thousands)	$1,288,122		$1,044,589		$1,067,529		$970,805		$592,450		$470,550
Portfolio turnover	11%		20%		13%		14%		20%		15%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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20

COLUMBIA MID CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class I	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$13.18		$16.09	$15.43	$12.77	$11.88	$12.29
Income from investment operations:
Net investment income	0.12		0.20	0.19	0.17	0.17	0.12
Net realized and unrealized gain (loss)	2.27		(1.71)	1.45	3.14	1.44	0.11
Total from investment operations	2.39		(1.51)	1.64	3.31	1.61	0.23
Less distributions to shareholders:
Net investment income	(0.02)		(0.20)	(0.18)	(0.15)	(0.18)	(0.12)
Net realized gains	(0.19)		(1.20)	(0.80)	(0.50)	(0.54)	(0.52)
Total distributions to shareholders	(0.21)		(1.40)	(0.98)	(0.65)	(0.72)	(0.64)
Net asset value, end of period	$15.36		$13.18	$16.09	$15.43	$12.77	$11.88
Total return	18.18%		(10.16%)	11.00%	26.36%	14.34%	2.40%
Ratios to average net assets(a)
Total gross expenses	0.21	%(b)	0.21%	0.20%	0.21%	0.24%	0.20%
Total net expenses(c)	0.20	%(b)	0.20%	0.20%	0.20%	0.15%	0.19%
Net investment income	1.62	%(b)	1.29%	1.21%	1.21%	1.48%	1.08%
Supplemental data
Net assets, end of period (in thousands)	$3		$2	$3	$4	$3	$3
Portfolio turnover	11%		20%	13%	14%	20%	15%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA MID CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$13.41		$16.34	$15.66	$12.95	$11.81
Income from investment operations:
Net investment income	0.12		0.20	0.19	0.17	0.07
Net realized and unrealized gain (loss)	2.30		(1.73)	1.47	3.19	1.57
Total from investment operations	2.42		(1.53)	1.66	3.36	1.64
Less distributions to shareholders:
Net investment income	(0.02)		(0.20)	(0.18)	(0.15)	(0.16)
Net realized gains	(0.19)		(1.20)	(0.80)	(0.50)	(0.34)
Total distributions to shareholders	(0.21)		(1.40)	(0.98)	(0.65)	(0.50)
Net asset value, end of period	$15.62		$13.41	$16.34	$15.66	$12.95
Total return	18.09%		(10.14%)	10.92%	26.38%	14.34%
Ratios to average net assets(b)
Total gross expenses	0.26	%(c)	0.26%	0.26%	0.27%	0.21	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.20%	0.20%	0.16	%(c)
Net investment income	1.58	%(c)	1.29%	1.21%	1.16%	1.82	%(c)
Supplemental data
Net assets, end of period (in thousands)	$646,228		$506,524	$618,948	$504,850	$3
Portfolio turnover	11%		20%	13%	14%	20%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA MID CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$13.18		$16.09		$15.43		$12.78		$11.88		$12.29
Income from investment operations:
Net investment income	0.12		0.20		0.19		0.17		0.16		0.12
Net realized and unrealized gain (loss)	2.26		(1.71)		1.45		3.13		1.45		0.11
Total from investment operations	2.38		(1.51)		1.64		3.30		1.61		0.23
Less distributions to shareholders:
Net investment income	(0.02)		(0.20)		(0.18)		(0.15)		(0.17)		(0.12)
Net realized gains	(0.19)		(1.20)		(0.80)		(0.50)		(0.54)		(0.52)
Total distributions to shareholders	(0.21)		(1.40)		(0.98)		(0.65)		(0.71)		(0.64)
Net asset value, end of period	$15.35		$13.18		$16.09		$15.43		$12.78		$11.88
Total return	18.11%		(10.18%)		10.95%		26.25%		14.35%		2.39%
Ratios to average net assets(a)
Total gross expenses	0.40	%(b)	0.41%		0.41%		0.41%		0.41%		0.41%
Total net expenses(c)	0.20	%(b)(d)	0.20	%(d)	0.20	%(d)	0.20	%(d)	0.20	%(d)	0.20	%(d)
Net investment income	1.58	%(b)	1.29%		1.20%		1.21%		1.39%		1.07%
Supplemental data
Net assets, end of period (in thousands)	$1,933,529		$1,736,596		$2,299,318		$2,295,909		$2,014,694		$2,517,203
Portfolio turnover	11%		20%		13%		14%		20%		15%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Semiannual Report 2016
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COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess

Semiannual Report 2016
25

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	2,786,295	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments

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COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	8,598,497
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	1,195,600

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	86,616,470

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the

Semiannual Report 2016
27

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services

Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum

Semiannual Report 2016
28

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

account balance fees reduced total expenses of the Fund by $60.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2017
Class A	0.45%
Class I	0.20
Class R5	0.20
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $2,757,562,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,291,619,000
Unrealized depreciation	(178,119,000)
Net unrealized appreciation	$1,113,500,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $405,134,450 and $427,204,374, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from

Semiannual Report 2016
29

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, one unaffiliated shareholder of record owned 21.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and

Semiannual Report 2016
30

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
31

COLUMBIA MID CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
32

COLUMBIA MID CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016
33

COLUMBIA MID CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the management agreement provides for a relatively low flat fee and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
34

COLUMBIA MID CAP INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
35

Columbia Mid Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR196_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA MID CAP VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

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Navigate a changing interest rate environment

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Make investment choices designed specifically for this market environment.

Maximize after-tax returns

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Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA MID CAP VALUE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Approval of Management Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA MID CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Mid Cap Value Fund (the Fund) Class A shares returned 15.96% excluding sales charges for the six-month period that ended August 31, 2016.

■  The Fund underperformed its benchmark, the Russell Midcap Value Index, which returned 19.03% during the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/20/01
Excluding sales charges		15.96	6.61	13.08	6.67
Including sales charges		9.25	0.50	11.76	6.04
Class B	11/20/01
Excluding sales charges		15.42	5.80	12.24	5.87
Including sales charges		10.42	1.18	11.99	5.87
Class C	11/20/01
Excluding sales charges		15.42	5.76	12.23	5.87
Including sales charges		14.42	4.84	12.23	5.87
Class I*	09/27/10	16.11	7.10	13.58	6.95
Class K*	03/07/11	16.06	6.76	13.26	6.76
Class R	01/23/06	15.79	6.35	12.79	6.40
Class R4*	11/08/12	16.03	6.86	13.30	6.77
Class R5*	11/08/12	16.11	7.01	13.41	6.82
Class W*	09/27/10	15.96	6.61	13.08	6.66
Class Y*	07/15/09	16.11	7.09	13.55	6.95
Class Z	11/20/01	16.06	6.87	13.38	6.93
Russell Midcap Value Index		19.03	12.88	15.03	7.98

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
Fifth Third Bancorp	2.5
M&T Bank Corp.	2.4
Zimmer Biomet Holdings, Inc.	2.4
Synchrony Financial	2.2
Edison International	2.1
Welltower, Inc.	2.0
WEC Energy Group, Inc.	1.9
Hartford Financial Services Group, Inc. (The)	1.9
Portland General Electric Co.	1.8
Pinnacle West Capital Corp.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	96.9
Convertible Preferred Stocks	0.9
Money Market Funds	2.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	9.1
Consumer Staples	5.6
Energy	10.0
Financials	31.3
Health Care	7.9
Industrials	9.3
Information Technology	8.3
Materials	6.4
Telecommunication Services	1.1
Utilities	11.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

David Hoffman

Diane Sobin, CFA

Jonas Patrikson, CFA

Nicolas Janvier, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA MID CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,159.60	1,019.26	6.42	6.01	1.18
Class B	1,000.00	1,000.00	1,154.20	1,015.53	10.43	9.75	1.92
Class C	1,000.00	1,000.00	1,154.20	1,015.53	10.43	9.75	1.92
Class I	1,000.00	1,000.00	1,161.10	1,021.48	4.03	3.77	0.74
Class K	1,000.00	1,000.00	1,160.60	1,020.06	5.55	5.19	1.02
Class R	1,000.00	1,000.00	1,157.90	1,018.00	7.78	7.27	1.43
Class R4	1,000.00	1,000.00	1,160.30	1,020.52	5.06	4.74	0.93
Class R5	1,000.00	1,000.00	1,161.10	1,021.17	4.36	4.08	0.80
Class W	1,000.00	1,000.00	1,159.60	1,019.26	6.42	6.01	1.18
Class Y	1,000.00	1,000.00	1,161.10	1,021.42	4.09	3.82	0.75
Class Z	1,000.00	1,000.00	1,160.60	1,020.52	5.06	4.74	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
4

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 8.9%
Auto Components 0.9%
Gentex Corp.	1,268,175	22,560,833
Diversified Consumer Services 1.5%
Houghton Mifflin Harcourt Co.(a)	1,435,253	22,892,285
ServiceMaster Global Holdings, Inc.(a)	440,650	16,440,652
Total		39,332,937
Hotels, Restaurants & Leisure 2.4%
Aramark	935,100	35,468,343
Extended Stay America, Inc.	718,050	10,160,407
Royal Caribbean Cruises Ltd.	283,200	20,138,352
Total		65,767,102
Household Durables 2.9%
D.R. Horton, Inc.	757,850	24,296,671
Mohawk Industries, Inc.(a)	137,525	29,262,569
Whirlpool Corp.	129,900	23,205,336
Total		76,764,576
Media 0.5%
DISH Network Corp., Class A(a)	260,400	13,079,892
Specialty Retail 0.7%
Burlington Stores, Inc.(a)	246,350	20,008,547
Total Consumer Discretionary		237,513,887
CONSUMER STAPLES 5.5%
Beverages 2.0%
Coca-Cola European Partners PLC	417,800	16,064,410
Dr. Pepper Snapple Group, Inc.	132,425	12,408,223
Molson Coors Brewing Co., Class B	238,626	24,416,212
Total		52,888,845
Food Products 3.5%
Hershey Co. (The)	214,075	21,383,952
JM Smucker Co. (The)	307,615	43,616,731
Tyson Foods, Inc., Class A	389,275	29,417,511
Total		94,418,194
Total Consumer Staples		147,307,039
ENERGY 8.9%
Energy Equipment & Services 2.3%
Baker Hughes, Inc.	440,850	21,658,961
Helmerich & Payne, Inc.	226,725	13,707,794

Common Stocks (continued)

Issuer	Shares	Value ($)
Oceaneering International, Inc.	406,975	10,792,977
Superior Energy Services, Inc.	813,475	13,690,784
Total		59,850,516
Oil, Gas & Consumable Fuels 6.6%
Cabot Oil & Gas Corp.	813,825	20,044,510
Cimarex Energy Co.	280,540	37,081,777
Hess Corp.	353,850	19,214,055
Marathon Petroleum Corp.	537,075	22,831,058
Newfield Exploration Co.(a)	412,150	17,870,824
Noble Energy, Inc.	1,221,000	42,100,080
WPX Energy, Inc.(a)	1,538,200	18,458,400
Total		177,600,704
Total Energy		237,451,220
FINANCIALS 30.6%
Banks 5.8%
BankUnited, Inc.	867,400	27,886,910
Fifth Third Bancorp	3,236,151	65,240,804
M&T Bank Corp.	529,550	62,661,652
Total		155,789,366
Capital Markets 2.2%
E*TRADE Financial Corp.(a)	1,216,175	32,082,696
Northern Trust Corp.	387,550	27,357,155
Total		59,439,851
Consumer Finance 2.2%
Synchrony Financial	2,095,825	58,326,810
Insurance 7.0%
Allstate Corp. (The)	626,725	43,218,956
Aon PLC	294,325	32,773,089
Cincinnati Financial Corp.	330,083	25,452,700
Hartford Financial Services Group, Inc. (The)	1,187,918	48,787,792
Lincoln National Corp.	772,725	37,113,982
Total		187,346,519
Real Estate Investment Trusts (REITs) 13.4%
American Homes 4 Rent, Class A	1,307,175	28,587,918
Camden Property Trust	344,525	30,238,959
Communications Sales & Leasing, Inc.	750,554	23,417,285
Extra Space Storage, Inc.	218,379	17,590,428
Host Hotels & Resorts, Inc.	1,640,972	29,242,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Outfront Media, Inc.	628,327	14,024,259
ProLogis, Inc.	716,175	38,036,054
SL Green Realty Corp.	378,800	44,592,336
Taubman Centers, Inc.	396,425	30,790,330
UDR, Inc.	770,400	27,873,072
VEREIT, Inc.	2,254,675	23,561,354
Welltower, Inc.	669,250	51,364,937
Total		359,319,053
Total Financials		820,221,599
HEALTH CARE 7.7%
Health Care Equipment & Supplies 4.4%
Boston Scientific Corp.(a)	675,527	16,091,053
Teleflex, Inc.	210,175	38,480,941
Zimmer Biomet Holdings, Inc.	479,350	62,128,553
Total		116,700,547
Health Care Providers & Services 1.5%
Envision Healthcare Holdings, Inc.(a)	1,003,600	21,537,256
WellCare Health Plans, Inc.(a)	162,525	18,316,567
Total		39,853,823
Life Sciences Tools & Services 0.8%
PAREXEL International Corp.(a)	291,800	19,851,154
PerkinElmer, Inc.	54,626	2,908,835
Total		22,759,989
Pharmaceuticals 1.0%
Mallinckrodt PLC(a)	373,400	27,833,236
Total Health Care		207,147,595
INDUSTRIALS 9.2%
Aerospace & Defense 0.8%
Textron, Inc.	521,200	21,291,020
Airlines 1.3%
United Continental Holdings, Inc.(a)	704,275	35,502,503
Commercial Services & Supplies 1.7%
Republic Services, Inc.	876,200	44,265,624
Construction & Engineering 0.3%
Granite Construction, Inc.	165,250	7,932,000
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	314,600	32,988,956

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 3.3%
Dover Corp.	204,000	14,790,000
Ingersoll-Rand PLC	633,000	43,037,670
Xylem, Inc.	603,900	30,714,354
Total		88,542,024
Professional Services 0.6%
FTI Consulting, Inc.(a)	321,950	14,259,165
Total Industrials		244,781,292
INFORMATION TECHNOLOGY 8.1%
Communications Equipment 0.6%
Harris Corp.	178,650	16,610,877
Electronic Equipment, Instruments & Components 1.8%
Arrow Electronics, Inc.(a)	213,025	14,023,436
Corning, Inc.	786,375	17,842,849
FLIR Systems, Inc.	554,950	17,109,108
Total		48,975,393
Internet Software & Services 0.4%
Akamai Technologies, Inc.(a)	179,025	9,828,472
IT Services 0.6%
Leidos Holdings, Inc.	425,025	17,217,763
Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc.	495,150	14,775,276
Lam Research Corp.	171,425	15,997,381
Micron Technology, Inc.(a)	1,178,175	19,428,106
NXP Semiconductors NV(a)	176,600	15,544,332
ON Semiconductor Corp.(a)	761,650	8,225,820
Skyworks Solutions, Inc.	203,850	15,260,211
Total		89,231,126
Software 1.4%
Activision Blizzard, Inc.	417,425	17,268,872
Electronic Arts, Inc.(a)	230,900	18,756,007
Total		36,024,879
Total Information Technology		217,888,510
MATERIALS 6.2%
Chemicals 2.3%
Albemarle Corp.	268,700	21,487,939
FMC Corp.	408,725	19,185,551

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
PPG Industries, Inc.	189,650	20,080,142
Total		60,753,632
Construction Materials 0.4%
Summit Materials, Inc., Class A(a)	503,975	9,948,467
Containers & Packaging 2.4%
Bemis Co., Inc.	522,500	27,483,500
Packaging Corp. of America	225,925	17,764,483
Sealed Air Corp.	428,200	20,181,066
Total		65,429,049
Metals & Mining 1.1%
Steel Dynamics, Inc.	1,237,000	30,454,940
Total Materials		166,586,088
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
SBA Communications Corp., Class A(a)	241,275	27,541,541
Total Telecommunication Services		27,541,541
UTILITIES 10.7%
Electric Utilities 7.5%
Edison International	756,900	55,041,768
Great Plains Energy, Inc.	1,525,450	41,431,222
Pinnacle West Capital Corp.	598,850	44,937,704
PNM Resources, Inc.	375,300	11,930,787
Portland General Electric Co.	1,146,100	48,262,271
Total		201,603,752
Multi-Utilities 3.2%
CMS Energy Corp.	825,600	34,650,432

Common Stocks (continued)

Issuer	Shares	Value ($)
WEC Energy Group, Inc.	846,475	50,686,923
Total		85,337,355
Total Utilities		286,941,107
Total Common Stocks (Cost: $2,006,531,771)		2,593,379,878

Convertible Preferred Stocks 0.9%

ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Hess Corp., 8.000%	366,748	24,256,713
Total Energy		24,256,713
Total Convertible Preferred Stocks (Cost: $18,337,400)		24,256,713

Money Market Funds 2.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(b)(c)	59,172,998	59,172,998
Total Money Market Funds (Cost: $59,172,998)		59,172,998
Total Investments (Cost: $2,084,042,169)		2,676,809,589
Other Assets & Liabilities, Net		2,465,811
Net Assets		2,679,275,400

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,921,720	259,947,142	(241,695,864)	59,172,998	120,341	59,172,998

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	237,513,887	—	—	237,513,887
Consumer Staples	147,307,039	—	—	147,307,039
Energy	237,451,220	—	—	237,451,220
Financials	820,221,599	—	—	820,221,599
Health Care	207,147,595	—	—	207,147,595
Industrials	244,781,292	—	—	244,781,292
Information Technology	217,888,510	—	—	217,888,510
Materials	166,586,088	—	—	166,586,088
Telecommunication Services	27,541,541	—	—	27,541,541
Utilities	286,941,107	—	—	286,941,107
Total Common Stocks	2,593,379,878	—	—	2,593,379,878
Convertible Preferred Stocks
Energy	24,256,713	—	—	24,256,713
Investments measured at net asset value
Money Market Funds	—	—	—	59,172,998
Total Investments	2,617,636,591	—	—	2,676,809,589

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,024,869,171)	$2,617,636,591
Affiliated issuers (identified cost $59,172,998)	59,172,998
Total investments (identified cost $2,084,042,169)	2,676,809,589
Receivable for:
Investments sold	16,914,548
Capital shares sold	1,147,899
Dividends	4,319,224
Prepaid expenses	12,196
Other assets	9,608
Total assets	2,699,213,064
Liabilities
Payable for:
Investments purchased	16,180,038
Capital shares purchased	2,904,242
Management services fees	53,267
Distribution and/or service fees	9,757
Transfer agent fees	463,826
Plan administration fees	1
Compensation of board members	197,828
Other expenses	128,705
Total liabilities	19,937,664
Net assets applicable to outstanding capital stock	$2,679,275,400
Represented by
Paid-in capital	$1,958,069,714
Undistributed net investment income	11,783,985
Accumulated net realized gain	116,654,281
Unrealized appreciation (depreciation) on:
Investments	592,767,420
Total — representing net assets applicable to outstanding capital stock	$2,679,275,400
Class A
Net assets	$888,713,830
Shares outstanding	60,966,792
Net asset value per share	$14.58
Maximum offering price per share(a)	$15.47
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class B
Net assets	$1,886,248
Shares outstanding	137,864
Net asset value per share	$13.68
Class C
Net assets	$104,124,529
Shares outstanding	7,564,599
Net asset value per share	$13.76
Class I
Net assets	$2,528
Shares outstanding	173
Net asset value per share(b)	$14.58
Class K
Net assets	$5,765
Shares outstanding	394
Net asset value per share(b)	$14.64
Class R
Net assets	$55,303,976
Shares outstanding	3,806,125
Net asset value per share	$14.53
Class R4
Net assets	$85,175,639
Shares outstanding	5,708,466
Net asset value per share	$14.92
Class R5
Net assets	$76,616,230
Shares outstanding	5,134,072
Net asset value per share	$14.92
Class W
Net assets	$285,111
Shares outstanding	19,560
Net asset value per share	$14.58
Class Y
Net assets	$63,420,993
Shares outstanding	4,349,562
Net asset value per share	$14.58
Class Z
Net assets	$1,403,740,551
Shares outstanding	96,091,721
Net asset value per share	$14.61

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA MID CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$32,518,844
Dividends — affiliated issuers	120,341
Total income	32,639,185
Expenses:
Management services fees	9,956,772
Distribution and/or service fees
Class A	1,117,385
Class B	11,666
Class C	528,706
Class R	141,661
Class W	359
Transfer agent fees
Class A	803,868
Class B	2,100
Class C	95,088
Class K	1
Class R	50,954
Class R4	68,972
Class R5	17,761
Class W	258
Class Z	1,336,899
Plan administration fees
Class K	7
Compensation of board members	45,779
Custodian fees	10,965
Printing and postage fees	153,536
Registration fees	71,740
Audit fees	13,772
Legal fees	17,134
Other	31,240
Total expenses	14,476,623
Expense reductions	(4,252)
Total net expenses	14,472,371
Net investment income	18,166,814
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	118,022,356
Net realized gain	118,022,356
Net change in unrealized appreciation (depreciation) on:
Investments	268,474,095
Net change in unrealized appreciation	268,474,095
Net realized and unrealized gain	386,496,451
Net increase in net assets resulting from operations	$404,663,265

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income	$18,166,814	$15,717,296
Net realized gain	118,022,356	383,218,225
Net change in unrealized appreciation (depreciation)	268,474,095	(791,569,372)
Net increase (decrease) in net assets resulting from operations	404,663,265	(392,633,851)
Distributions to shareholders
Net investment income
Class A	(1,985,240)	(2,894,764)
Class I	(11)	(21)
Class K	(16)	(27)
Class R	(59,321)	(28,136)
Class R4	(253,351)	(313,226)
Class R5	(272,883)	(449,037)
Class W	(638)	(1,169)
Class Y	(221,301)	(277,579)
Class Z	(5,022,033)	(10,152,175)
Net realized gains
Class A	(18,885,150)	(138,790,436)
Class B	(48,346)	(706,465)
Class C	(2,375,768)	(18,200,240)
Class I	(54)	(395)
Class K	(120)	(830)
Class R	(1,213,908)	(9,070,971)
Class R4	(1,722,818)	(9,492,882)
Class R5	(1,524,906)	(9,124,575)
Class W	(5,993)	(54,382)
Class Y	(1,149,806)	(5,870,035)
Class Z	(30,019,872)	(247,781,294)
Total distributions to shareholders	(64,761,535)	(453,208,639)
Decrease in net assets from capital stock activity	(271,077,141)	(350,006,177)
Total increase (decrease) in net assets	68,824,589	(1,195,848,667)
Net assets at beginning of period	2,610,450,811	3,806,299,478
Net assets at end of period	$2,679,275,400	$2,610,450,811
Undistributed net investment income	$11,783,985	$1,431,965

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,691,068	52,245,397	8,526,155	132,322,357
Distributions reinvested	1,374,908	19,252,244	8,922,795	131,224,473
Redemptions	(9,119,684)	(129,474,438)	(17,183,718)	(269,026,144)
Net increase (decrease)	(4,053,708)	(57,976,797)	265,232	(5,479,314)
Class B shares
Subscriptions	1,176	15,481	6,719	101,447
Distributions reinvested	3,445	45,366	46,480	655,848
Redemptions(a)	(93,418)	(1,242,381)	(391,091)	(5,938,818)
Net decrease	(88,797)	(1,181,534)	(337,892)	(5,181,523)
Class C shares
Subscriptions	204,254	2,725,601	736,957	10,983,540
Distributions reinvested	145,913	1,933,352	1,045,042	14,591,093
Redemptions	(931,506)	(12,505,552)	(2,040,473)	(29,633,792)
Net decrease	(581,339)	(7,846,599)	(258,474)	(4,059,159)
Class K shares
Distributions reinvested	6	76	30	449
Net increase	6	76	30	449
Class R shares
Subscriptions	484,308	6,806,943	1,020,963	15,819,083
Distributions reinvested	83,017	1,159,512	580,991	8,540,344
Redemptions	(852,766)	(12,079,489)	(2,036,070)	(31,844,026)
Net decrease	(285,441)	(4,113,034)	(434,116)	(7,484,599)
Class R4 shares
Subscriptions	1,453,189	21,341,692	3,296,730	55,092,459
Distributions reinvested	137,993	1,976,169	655,311	9,806,108
Redemptions	(732,223)	(10,630,243)	(1,018,196)	(15,883,661)
Net increase	858,959	12,687,618	2,933,845	49,014,906
Class R5 shares
Subscriptions	1,196,657	17,329,000	1,934,097	29,660,205
Distributions reinvested	125,564	1,797,789	634,869	9,573,018
Redemptions	(658,743)	(9,577,835)	(2,215,655)	(34,902,596)
Net increase	663,478	9,548,954	353,311	4,330,627
Class W shares
Distributions reinvested	470	6,577	3,753	55,185
Redemptions	(2,736)	(38,121)	(10,548)	(163,053)
Net decrease	(2,266)	(31,544)	(6,795)	(107,868)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	1,256,385	17,792,301	2,235,750	35,123,742
Distributions reinvested	98,015	1,371,035	423,848	6,147,145
Redemptions	(430,825)	(6,083,501)	(854,642)	(13,132,247)
Net increase	923,575	13,079,835	1,804,956	28,138,640
Class Z shares
Subscriptions	3,794,192	53,851,856	8,604,760	132,927,848
Distributions reinvested	2,048,872	28,721,677	14,227,858	209,768,433
Redemptions	(22,133,675)	(317,817,649)	(46,053,685)	(751,874,617)
Net decrease	(16,290,611)	(235,244,116)	(23,221,067)	(409,178,336)
Total net decrease	(18,856,144)	(271,077,141)	(18,900,970)	(350,006,177)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.88		$17.18		$18.64		$16.02		$13.91		$14.24
Income from investment operations:
Net investment income	0.09		0.06		0.07		0.05		0.11		0.07
Net realized and unrealized gain (loss)	1.95		(2.03)		1.44		4.60		2.10		(0.33)
Total from investment operations	2.04		(1.97)		1.51		4.65		2.21		(0.26)
Less distributions to shareholders:
Net investment income	(0.03)		(0.05)		(0.07)		(0.07)		(0.10)		(0.07)
Net realized gains	(0.31)		(2.28)		(2.90)		(1.96)		—		—
Total distributions to shareholders	(0.34)		(2.33)		(2.97)		(2.03)		(0.10)		(0.07)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$14.58		$12.88		$17.18		$18.64		$16.02		$13.91
Total return	15.96%		(12.77%)		8.50%		30.10%		16.03%		(1.75%)
Ratios to average net assets(b)
Total gross expenses	1.18	%(c)	1.18%		1.16%		1.17%		1.19%		1.18%
Total net expenses(d)	1.18	%(c)(e)	1.18	%(e)	1.16	%(e)	1.17	%(e)	1.19	%(e)	1.18	%(e)
Net investment income	1.20	%(c)	0.37%		0.39%		0.27%		0.75%		0.59%
Supplemental data
Net assets, end of period (in thousands)	$888,714		$837,676		$1,112,701		$1,098,949		$991,510		$1,135,303
Portfolio turnover	16%		47%		25%		48%		36%		39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.13		$16.38		$17.98		$15.56		$13.52		$13.89
Income from investment operations:
Net investment income (loss)	0.03		(0.06)		(0.07)		(0.08)		0.00	(a)	(0.02)
Net realized and unrealized gain (loss)	1.83		(1.91)		1.39		4.46		2.06		(0.34)
Total from investment operations	1.86		(1.97)		1.32		4.38		2.06		(0.36)
Less distributions to shareholders:
Net investment income	—		—		(0.02)		—		(0.02)		(0.01)
Net realized gains	(0.31)		(2.28)		(2.90)		(1.96)		—		—
Total distributions to shareholders	(0.31)		(2.28)		(2.92)		(1.96)		(0.02)		(0.01)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$13.68		$12.13		$16.38		$17.98		$15.56		$13.52
Total return	15.42%		(13.37%)		7.64%		29.16%		15.22%		(2.55%)
Ratios to average net assets(b)
Total gross expenses	1.92	%(c)	1.93%		1.91%		1.92%		1.94%		1.93%
Total net expenses(d)	1.92	%(c)(e)	1.93	%(e)	1.91	%(e)	1.92	%(e)	1.94	%(e)	1.93	%(e)
Net investment income (loss)	0.39	%(c)	(0.40%)		(0.40%)		(0.48%)		0.01%		(0.19%)
Supplemental data
Net assets, end of period (in thousands)	$1,886		$2,749		$9,250		$15,034		$16,759		$22,740
Portfolio turnover	16%		47%		25%		48%		36%		39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.20		$16.47		$18.05		$15.62		$13.57		$13.94
Income from investment operations:
Net investment income (loss)	0.03		(0.06)		(0.06)		(0.08)		0.00	(a)	(0.02)
Net realized and unrealized gain (loss)	1.84		(1.93)		1.40		4.47		2.07		(0.34)
Total from investment operations	1.87		(1.99)		1.34		4.39		2.07		(0.36)
Less distributions to shareholders:
Net investment income	—		—		(0.02)		—		(0.02)		(0.01)
Net realized gains	(0.31)		(2.28)		(2.90)		(1.96)		—		—
Total distributions to shareholders	(0.31)		(2.28)		(2.92)		(1.96)		(0.02)		(0.01)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$13.76		$12.20		$16.47		$18.05		$15.62		$13.57
Total return	15.42%		(13.42%)		7.73%		29.11%		15.24%		(2.54%)
Ratios to average net assets(b)
Total gross expenses	1.92	%(c)	1.93%		1.91%		1.92%		1.94%		1.93%
Total net expenses(d)	1.92	%(c)(e)	1.93	%(e)	1.91	%(e)	1.92	%(e)	1.94	%(e)	1.93	%(e)
Net investment income (loss)	0.45	%(c)	(0.38%)		(0.36%)		(0.49%)		0.00	%(a)	(0.17%)
Supplemental data
Net assets, end of period (in thousands)	$104,125		$99,372		$138,393		$133,282		$115,248		$125,463
Portfolio turnover	16%		47%		25%		48%		36%		39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class I	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$12.89		$17.19	$18.64	$16.03	$13.91	$14.24
Income from investment operations:
Net investment income	0.12		0.13	0.09	0.12	0.17	0.13
Net realized and unrealized gain (loss)	1.94		(2.03)	1.51	4.59	2.12	(0.33)
Total from investment operations	2.06		(1.90)	1.60	4.71	2.29	(0.20)
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)	(0.15)	(0.14)	(0.17)	(0.13)
Net realized gains	(0.31)		(2.28)	(2.90)	(1.96)	—	—
Total distributions to shareholders	(0.37)		(2.40)	(3.05)	(2.10)	(0.17)	(0.13)
Proceeds from regulatory settlements	—		—	—	—	—	0.00 (a)
Net asset value, end of period	$14.58		$12.89	$17.19	$18.64	$16.03	$13.91
Total return	16.11%		(12.35%)	9.03%	30.59%	16.61%	(1.32%)
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.72%	0.72%	0.73%	0.74%	0.73%
Total net expenses(d)	0.74	%(c)	0.72%	0.72%	0.73%	0.74%	0.73%
Net investment income	1.64	%(c)	0.83%	0.51%	0.69%	1.19%	1.03%
Supplemental data
Net assets, end of period (in thousands)	$3		$2	$3	$87,662	$160,368	$143,562
Portfolio turnover	16%		47%	25%	48%	36%	39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class K	(Unaudited)		2016	2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.93		$17.24	$18.70	$16.07	$13.94	$14.06
Income from investment operations:
Net investment income	0.10		0.08	0.10	0.07	0.13	0.11
Net realized and unrealized gain (loss)	1.96		(2.04)	1.44	4.61	2.13	(0.15)
Total from investment operations	2.06		(1.96)	1.54	4.68	2.26	(0.04)
Less distributions to shareholders:
Net investment income	(0.04)		(0.07)	(0.10)	(0.09)	(0.13)	(0.08)
Net realized gains	(0.31)		(2.28)	(2.90)	(1.96)	—	—
Total distributions to shareholders	(0.35)		(2.35)	(3.00)	(2.05)	(0.13)	(0.08)
Proceeds from regulatory settlements	—		—	—	—	—	0.00	(b)
Net asset value, end of period	$14.64		$12.93	$17.24	$18.70	$16.07	$13.94
Total return	16.06%		(12.63%)	8.63%	30.26%	16.31%	(0.23%)
Ratios to average net assets(c)
Total gross expenses	1.02	%(d)	1.02%	1.01%	1.03%	1.04%	1.05	%(d)
Total net expenses(e)	1.02	%(d)	1.02%	1.01%	1.03%	1.01%	1.03	%(d)
Net investment income	1.37	%(d)	0.53%	0.57%	0.40%	0.93%	0.86	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6		$5	$6	$16	$14	$12
Portfolio turnover	16%		47%	25%	48%	36%	39%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.84		$17.14		$18.61		$16.00		$13.89		$14.23
Income from investment operations:
Net investment income	0.07		0.02		0.03		0.00	(a)	0.07		0.01
Net realized and unrealized gain (loss)	1.94		(2.03)		1.44		4.59		2.11		(0.31)
Total from investment operations	2.01		(2.01)		1.47		4.59		2.18		(0.30)
Less distributions to shareholders:
Net investment income	(0.01)		(0.01)		(0.04)		(0.02)		(0.07)		(0.04)
Net realized gains	(0.31)		(2.28)		(2.90)		(1.96)		—		—
Total distributions to shareholders	(0.32)		(2.29)		(2.94)		(1.98)		(0.07)		(0.04)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$14.53		$12.84		$17.14		$18.61		$16.00		$13.89
Total return	15.79%		(13.02%)		8.25%		29.77%		15.76%		(2.04%)
Ratios to average net assets(b)
Total gross expenses	1.43	%(c)	1.43%		1.41%		1.42%		1.44%		1.45%
Total net expenses(d)	1.43	%(c)(e)	1.43	%(e)	1.41	%(e)	1.42	%(e)	1.44	%(e)	1.43	%(e)
Net investment income	0.95	%(c)	0.11%		0.15%		0.02%		0.50%		0.15%
Supplemental data
Net assets, end of period (in thousands)	$55,304		$52,550		$77,556		$62,085		$58,923		$80,096
Portfolio turnover	16%		47%		25%		48%		36%		39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$13.18		$17.52		$18.95		$16.26		$14.24
Income from investment operations:
Net investment income	0.11		0.10		0.12		0.09		0.06
Net realized and unrealized gain (loss)	1.99		(2.07)		1.47		4.67		2.00
Total from investment operations	2.10		(1.97)		1.59		4.76		2.06
Less distributions to shareholders:
Net investment income	(0.05)		(0.09)		(0.12)		(0.11)		(0.04)
Net realized gains	(0.31)		(2.28)		(2.90)		(1.96)		—
Total distributions to shareholders	(0.36)		(2.37)		(3.02)		(2.07)		(0.04)
Net asset value, end of period	$14.92		$13.18		$17.52		$18.95		$16.26
Total return	16.03%		(12.53%)		8.79%		30.40%		14.49%
Ratios to average net assets(b)
Total gross expenses	0.93	%(c)	0.94%		0.92%		0.92%		0.85	%(c)
Total net expenses(d)	0.93	%(c)(e)	0.94	%(e)	0.92	%(e)	0.92	%(e)	0.85	%(c)
Net investment income	1.50	%(c)	0.64%		0.68%		0.48%		1.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$85,176		$63,910		$33,559		$10,580		$3
Portfolio turnover	16%		47%		25%		48%		36%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$13.18		$17.52	$18.96	$16.26	$14.24
Income from investment operations:
Net investment income	0.12		0.12	0.15	0.12	0.06
Net realized and unrealized gain (loss)	1.99		(2.07)	1.45	4.67	2.00
Total from investment operations	2.11		(1.95)	1.60	4.79	2.06
Less distributions to shareholders:
Net investment income	(0.06)		(0.11)	(0.14)	(0.13)	(0.04)
Net realized gains	(0.31)		(2.28)	(2.90)	(1.96)	—
Total distributions to shareholders	(0.37)		(2.39)	(3.04)	(2.09)	(0.04)
Net asset value, end of period	$14.92		$13.18	$17.52	$18.96	$16.26
Total return	16.11%		(12.40%)	8.87%	30.64%	14.52%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.79%	0.78%	0.80%	0.77	%(c)
Total net expenses(d)	0.80	%(c)	0.79%	0.78%	0.80%	0.77	%(c)
Net investment income	1.62	%(c)	0.76%	0.84%	0.67%	1.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$76,616		$58,924	$72,152	$28,245	$3
Portfolio turnover	16%		47%	25%	48%	36%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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23

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class W	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.88		$17.18		$18.64		$16.03		$13.91		$14.24
Income from investment operations:
Net investment income	0.09		0.06		0.07		0.04		0.11		0.09
Net realized and unrealized gain (loss)	1.95		(2.03)		1.45		4.60		2.11		(0.35)
Total from investment operations	2.04		(1.97)		1.52		4.64		2.22		(0.26)
Less distributions to shareholders:
Net investment income	(0.03)		(0.05)		(0.08)		(0.07)		(0.10)		(0.07)
Net realized gains	(0.31)		(2.28)		(2.90)		(1.96)		—		—
Total distributions to shareholders	(0.34)		(2.33)		(2.98)		(2.03)		(0.10)		(0.07)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$14.58		$12.88		$17.18		$18.64		$16.03		$13.91
Total return	15.96%		(12.77%)		8.50%		30.02%		16.09%		(1.74%)
Ratios to average net assets(b)
Total gross expenses	1.18	%(c)	1.18%		1.16%		1.16%		1.19%		1.19%
Total net expenses(d)	1.18	%(c)(e)	1.18	%(e)	1.16	%(e)	1.16	%(e)	1.19	%(e)	1.19	%(e)
Net investment income	1.20	%(c)	0.37%		0.37%		0.21%		0.74%		0.69%
Supplemental data
Net assets, end of period (in thousands)	$285		$281		$492		$645		$79,581		$77,367
Portfolio turnover	16%		47%		25%		48%		36%		39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class Y	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$12.89		$17.19	$18.65	$16.03	$13.91	$14.24
Income from investment operations:
Net investment income	0.12		0.13	0.16	0.12	0.18	0.13
Net realized and unrealized gain (loss)	1.94		(2.03)	1.43	4.60	2.09	(0.34)
Total from investment operations	2.06		(1.90)	1.59	4.72	2.27	(0.21)
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)	(0.15)	(0.14)	(0.15)	(0.12)
Net realized gains	(0.31)		(2.28)	(2.90)	(1.96)	—	—
Total distributions to shareholders	(0.37)		(2.40)	(3.05)	(2.10)	(0.15)	(0.12)
Proceeds from regulatory settlements	—		—	—	—	—	0.00 (a)
Net asset value, end of period	$14.58		$12.89	$17.19	$18.65	$16.03	$13.91
Total return	16.11%		(12.35%)	8.97%	30.65%	16.50%	(1.40%)
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.74%	0.73%	0.73%	0.77%	0.82%
Total net expenses(d)	0.75	%(c)	0.74%	0.73%	0.73%	0.77%	0.82%
Net investment income	1.69	%(c)	0.81%	0.88%	0.69%	1.19%	0.97%
Supplemental data
Net assets, end of period (in thousands)	$63,421		$44,147	$27,860	$10,175	$4,975	$32
Portfolio turnover	16%		47%	25%	48%	36%	39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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25

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.91		$17.21		$18.67		$16.05		$13.93		$14.26
Income from investment operations:
Net investment income	0.10		0.10		0.12		0.09		0.14		0.11
Net realized and unrealized gain (loss)	1.96		(2.03)		1.44		4.60		2.12		(0.33)
Total from investment operations	2.06		(1.93)		1.56		4.69		2.26		(0.22)
Less distributions to shareholders:
Net investment income	(0.05)		(0.09)		(0.12)		(0.11)		(0.14)		(0.11)
Net realized gains	(0.31)		(2.28)		(2.90)		(1.96)		—		—
Total distributions to shareholders	(0.36)		(2.37)		(3.02)		(2.07)		(0.14)		(0.11)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$14.61		$12.91		$17.21		$18.67		$16.05		$13.93
Total return	16.06%		(12.51%)		8.76%		30.37%		16.36%		(1.50%)
Ratios to average net assets(b)
Total gross expenses	0.93	%(c)	0.93%		0.91%		0.92%		0.94%		0.93%
Total net expenses(d)	0.93	%(c)(e)	0.93	%(e)	0.91	%(e)	0.92	%(e)	0.94	%(e)	0.93	%(e)
Net investment income	1.43	%(c)	0.61%		0.64%		0.52%		1.01%		0.85%
Supplemental data
Net assets, end of period (in thousands)	$1,403,741		$1,450,834		$2,334,328		$2,423,967		$2,298,515		$2,460,299
Portfolio turnover	16%		47%		25%		48%		36%		39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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26

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

Semiannual Report 2016
27

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses

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28

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.82% to 0.65% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.72% of the Fund's average daily net assets.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of

Semiannual Report 2016
29

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class R4	0.18
Class R5	0.05
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $4,252.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various

Semiannual Report 2016
30

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $118,304 for Class A, $3 for Class B and $626 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	1.24%	1.26%
Class B	1.99	2.01
Class C	1.99	2.01
Class I	0.86	0.86
Class K	1.16	1.16
Class R	1.49	1.51
Class R4	0.99	1.01
Class R5	0.91	0.91
Class W	1.24	1.26
Class Y	0.86	0.86
Class Z	0.99	1.01

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $2,084,042,000 and the aggregate gross approximate

Semiannual Report 2016
31

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$666,322,000
Unrealized depreciation	(73,554,000)
Net unrealized appreciation	$592,768,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $433,358,587 and $772,710,877, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, two unaffiliated shareholders of record owned 25.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may

Semiannual Report 2016
32

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
33

COLUMBIA MID CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
34

COLUMBIA MID CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016
35

COLUMBIA MID CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
36

COLUMBIA MID CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR197_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	28
Approval of Management and Subadvisory Agreements	36
Important Information About This Report	39

Semiannual Report 2016

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Select International Equity Fund (the Fund) Class A shares returned 6.23% excluding sales charges for the six-month period that ended August 31, 2016.

■  The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 10.35% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/03/92
Excluding sales charges		6.23	-6.33	2.64	-0.01
Including sales charges		0.09	-11.72	1.44	-0.60
Class B	06/07/93
Excluding sales charges		5.74	-7.03	1.87	-0.77
Including sales charges		0.74	-11.66	1.49	-0.77
Class C	06/17/92
Excluding sales charges		5.71	-7.03	1.87	-0.75
Including sales charges		4.71	-7.95	1.87	-0.75
Class I*	09/27/10	6.88	-5.50	3.23	0.42
Class K*	03/07/11	6.30	-6.19	2.82	0.15
Class R	01/23/06	6.08	-6.62	2.40	-0.25
Class R4*	11/08/12	6.33	-6.08	2.89	0.24
Class R5*	11/08/12	6.40	-5.96	3.03	0.31
Class W*	09/27/10	6.14	-6.33	2.64	0.01
Class Y*	03/07/11	6.40	-5.92	3.14	0.36
Class Z	12/02/91	6.38	-6.03	2.91	0.25
MSCI EAFE Index (Net)		10.35	-0.12	5.00	1.71

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/ appended-performance for more information.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Threadneedle International Limited

Simon Haines, CFA

William Davies

David Dudding, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2016)
AIA Group Ltd. (Hong Kong)	3.7
ASML Holding NV (Netherlands)	3.5
Anheuser-Busch InBev SA/NV (Belgium)	3.5
Roche Holding AG, Genusschein Shares (Switzerland)	3.2
Novo Nordisk A/S, Class B (Denmark)	2.9
Unilever PLC (United Kingdom)	2.8
Royal Dutch Shell PLC, Class A (United Kingdom)	2.8
Airbus Group SE (France)	2.8
3i Group PLC (United Kingdom)	2.7
L'Oreal SA (France)	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2016)
Australia	1.9
Belgium	3.5
Canada	0.7
China	0.6
Denmark	2.8
France	7.0
Germany	6.9
Hong Kong	5.1
Indonesia	1.9
Ireland	4.6
Japan	24.6
Malta	0.0	(a)
Netherlands	7.3
Spain	2.0
Switzerland	6.7
United Kingdom	22.7
United States(b)	1.7
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero

(b) Includes investments in Money Market Funds.
Semiannual Report 2016
4

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	13.1
Consumer Staples	12.5
Energy	2.8
Financials	18.3
Health Care	12.5
Industrials	16.3
Information Technology	11.6
Materials	6.7
Telecommunication Services	6.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
5

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,062.30	1,018.10	7.33	7.17	1.41
Class B	1,000.00	1,000.00	1,057.40	1,014.32	11.20	10.97	2.16
Class C	1,000.00	1,000.00	1,057.10	1,014.32	11.20	10.97	2.16
Class I	1,000.00	1,000.00	1,068.80	1,020.32	5.06	4.94	0.97
Class K	1,000.00	1,000.00	1,063.00	1,018.85	6.55	6.41	1.26
Class R	1,000.00	1,000.00	1,060.80	1,016.84	8.62	8.44	1.66
Class R4	1,000.00	1,000.00	1,063.30	1,019.36	6.03	5.90	1.16
Class R5	1,000.00	1,000.00	1,064.00	1,020.06	5.31	5.19	1.02
Class W	1,000.00	1,000.00	1,061.40	1,018.10	7.33	7.17	1.41
Class Y	1,000.00	1,000.00	1,064.00	1,020.32	5.05	4.94	0.97
Class Z	1,000.00	1,000.00	1,063.80	1,019.36	6.03	5.90	1.16

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
6

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%

Issuer	Shares	Value ($)
AUSTRALIA 1.8%
CSL Ltd.	92,041	7,468,803
BELGIUM 3.4%
Anheuser-Busch InBev SA/NV	112,924	13,987,980
CANADA 0.7%
Canadian National Railway Co.	43,800	2,814,569
CHINA 0.6%
China Milk Products Group Ltd.(a)(b)	7,426,000	5
Sinopharm Group Co. Class H	444,000	2,269,127
Total		2,269,132
DENMARK 2.8%
Novo Nordisk A/S, Class B	243,141	11,395,583
FRANCE 6.9%
Airbus Group SE	188,452	10,991,819
L'Oreal SA	55,288	10,443,986
Schneider Electric SE	99,345	6,769,652
Total		28,205,457
GERMANY 6.8%
Bayer AG, Registered Shares	88,598	9,484,394
Brenntag AG	110,563	6,017,150
Continental AG	38,100	7,985,497
Deutsche Telekom AG, Registered Shares	244,504	4,082,799
Total		27,569,840
HONG KONG 5.0%
AIA Group Ltd.	2,362,000	14,876,280
HKT Trust & HKT Ltd.	2,843,000	3,921,354
Techtronic Industries Co., Ltd.	388,500	1,573,710
Total		20,371,344
INDONESIA 1.9%
PT Bank Rakyat Indonesia Persero Tbk	8,577,200	7,518,152
IRELAND 4.6%
Bank of Ireland(a)	39,435,298	8,885,599
CRH PLC	286,605	9,702,701
Total		18,588,300

Common Stocks (continued)

Issuer	Shares	Value ($)
JAPAN 24.2%
Alps Electric Co., Ltd.	252,700	5,720,925
Capcom Co., Ltd.	469,000	10,201,529
Dentsu, Inc.	157,100	8,652,494
Hitachi High-Technologies Corp.	183,800	6,822,585
Japan Exchange Group, Inc.	255,000	3,991,377
KDDI Corp.	251,500	7,352,510
Koito Manufacturing Co., Ltd.	99,300	4,740,935
Mitsubishi UFJ Financial Group, Inc.	1,366,200	7,525,748
Rakuten, Inc.	792,900	10,010,168
SCSK Corp.	151,300	5,570,387
Sekisui Chemical Co., Ltd.	464,800	6,508,035
Shimano, Inc.	31,600	4,603,304
Shimizu Corp.	321,000	2,863,941
Tadano Ltd.	1,004,500	9,987,850
Yaskawa Electric Corp.	270,500	3,991,857
Total		98,543,645
MALTA —%
BGP Holdings PLC(a)(b)	2,232,232	2
NETHERLANDS 7.2%
Akzo Nobel NV	105,110	7,102,700
ASML Holding NV	132,174	14,060,735
RELX NV	455,413	8,077,049
Total		29,240,484
SPAIN 2.0%
Industria de Diseno Textil SA	231,854	8,215,115
SWITZERLAND 6.6%
Roche Holding AG, Genusschein Shares	52,039	12,687,664
Sika AG	1,218	5,803,008
UBS AG	574,388	8,304,405
Total		26,795,077
UNITED KINGDOM 22.4%
3i Group PLC	1,334,432	10,767,936
AstraZeneca PLC	103,195	6,768,644
Berendsen PLC	586,358	9,432,201
BT Group PLC	1,873,003	9,502,404
Diageo PLC	217,455	6,020,841
Legal & General Group PLC	2,071,748	5,721,242
Reckitt Benckiser Group PLC	83,419	8,055,690

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Rio Tinto PLC	133,953	4,047,466
Royal Dutch Shell PLC, Class A	458,122	11,249,935
Unilever PLC	244,589	11,334,509
Wolseley PLC	141,026	8,111,243
Total		91,012,111
UNITED STATES 1.4%
BB&T Corp.	147,658	5,684,833
Total Common Stocks (Cost: $365,926,169)		399,680,427

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(c)(d)	1,314,138	1,314,138
Total Money Market Funds (Cost: $1,314,138)		1,314,138
Total Investments (Cost: $367,240,307)		400,994,565
Other Assets & Liabilities, Net		5,683,700
Net Assets		406,678,265

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to $7, which represents less than 0.01% of net assets.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Received in Reorganization ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,355,893	632,582	183,612,743	(185,287,080)	1,314,138	15,539	1,314,138

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	7,468,803	—	7,468,803
Belgium	—	13,987,980	—	13,987,980
Canada	2,814,569	—	—	2,814,569
China	—	2,269,127	5	2,269,132
Denmark	—	11,395,583	—	11,395,583
France	—	28,205,457	—	28,205,457
Germany	—	27,569,840	—	27,569,840
Hong Kong	—	20,371,344	—	20,371,344
Indonesia	—	7,518,152	—	7,518,152
Ireland	—	18,588,300	—	18,588,300
Japan	—	98,543,645	—	98,543,645
Malta	—	—	2	2
Netherlands	—	29,240,484	—	29,240,484
Spain	—	8,215,115	—	8,215,115
Switzerland	—	26,795,077	—	26,795,077
United Kingdom	—	91,012,111	—	91,012,111
United States	5,684,833	—	—	5,684,833
Total Common Stocks	8,499,402	391,181,018	7	399,680,427
Investments measured at net asset value
Money Market Funds	—	—	—	1,314,138
Total Investments	8,499,402	391,181,018	7	400,994,565

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $365,926,169)	$399,680,427
Affiliated issuers (identified cost $1,314,138)	1,314,138
Total investments (identified cost $367,240,307)	400,994,565
Cash	117,894
Foreign currency (identified cost $127,949)	127,646
Receivable for:
Investments sold	3,340,900
Capital shares sold	2,673,311
Dividends	1,255,272
Foreign tax reclaims	1,397,254
Expense reimbursement due from Investment Manager	1,381
Prepaid expenses	4,541
Trustees' deferred compensation plan	71,352
Other assets	25,252
Total assets	410,009,368
Liabilities
Payable for:
Investments purchased	2,188,851
Capital shares purchased	634,959
Management services fees	9,712
Distribution and/or service fees	2,528
Transfer agent fees	64,558
Plan administration fees	12
Compensation of board members	276,967
Other expenses	82,164
Trustees' deferred compensation plan	71,352
Total liabilities	3,331,103
Net assets applicable to outstanding capital stock	$406,678,265
Represented by
Paid-in capital	$1,170,225,261
Undistributed net investment income	4,442,945
Accumulated net realized loss	(801,656,496)
Unrealized appreciation (depreciation) on:
Investments	33,754,258
Foreign currency translations	(87,703)
Total — representing net assets applicable to outstanding capital stock	$406,678,265

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$238,156,163
Shares outstanding	19,865,382
Net asset value per share	$11.99
Maximum offering price per share(a)	$12.72
Class B
Net assets	$896,900
Shares outstanding	84,030
Net asset value per share	$10.67
Class C
Net assets	$15,306,868
Shares outstanding	1,451,826
Net asset value per share	$10.54
Class I
Net assets	$4,599
Shares outstanding	372
Net asset value per share(b)	$12.37
Class K
Net assets	$49,749
Shares outstanding	4,072
Net asset value per share	$12.22
Class R
Net assets	$1,206,367
Shares outstanding	101,289
Net asset value per share	$11.91
Class R4
Net assets	$232,412
Shares outstanding	18,882
Net asset value per share	$12.31
Class R5
Net assets	$71,476
Shares outstanding	5,784
Net asset value per share	$12.36
Class W
Net assets	$63,176,375
Shares outstanding	5,268,284
Net asset value per share	$11.99
Class Y
Net assets	$11,853,677
Shares outstanding	961,881
Net asset value per share	$12.32
Class Z
Net assets	$75,723,679
Shares outstanding	6,188,818
Net asset value per share	$12.24

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,615,504
Dividends — affiliated issuers	15,539
Foreign taxes withheld	(685,582)
Total income	7,945,461
Expenses:
Management services fees	1,999,158
Distribution and/or service fees
Class A	293,249
Class B	4,804
Class C	62,266
Class R	2,617
Class W	151,397
Transfer agent fees
Class A	320,406
Class B	1,306
Class C	16,956
Class K	13
Class R	1,428
Class R4	174
Class R5	15
Class W	164,175
Class Z	103,264
Plan administration fees
Class K	64
Compensation of board members	34,739
Custodian fees	34,301
Printing and postage fees	69,822
Registration fees	63,792
Audit fees	23,779
Legal fees	6,474
Line of credit interest expense	2,142
Other	12,404
Total expenses	3,368,745
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(178,099)
Expense reductions	(14,587)
Total net expenses	3,176,059
Net investment income	4,769,402
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(45,352,638)
Foreign currency translations	142,278
Net realized loss	(45,210,360)
Net change in unrealized appreciation (depreciation) on:
Investments	63,562,600
Foreign currency translations	104,418
Net change in unrealized appreciation	63,667,018
Net realized and unrealized gain	18,456,658
Net increase in net assets resulting from operations	$23,226,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income	$4,769,402	$4,826,034
Net realized gain (loss)	(45,210,360)	35,750,155
Net change in unrealized appreciation (depreciation)	63,667,018	(136,820,928)
Net increase (decrease) in net assets resulting from operations	23,226,060	(96,244,739)
Distributions to shareholders
Net investment income
Class A	(2,694,895)	—
Class B	(3,228)	—
Class C	(47,505)	—
Class I	(70)	—
Class K	(620)	—
Class R	(9,858)	—
Class R4	(2,660)	—
Class R5	(834)	—
Class W	(1,599,997)	—
Class Y	(186,162)	—
Class Z	(1,143,551)	—
Total distributions to shareholders	(5,689,380)	—
Decrease in net assets from capital stock activity	(60,071,105)	(147,844,776)
Proceeds from regulatory settlements (Note 6)	—	2,627,180
Total decrease in net assets	(42,534,425)	(241,462,335)
Net assets at beginning of period	449,212,690	690,675,025
Net assets at end of period	$406,678,265	$449,212,690
Undistributed net investment income	$4,442,945	$5,362,923

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	291,722	3,504,688	624,022	8,266,914
Fund reorganization	2,751,713	33,245,920	—	—
Distributions reinvested	203,653	2,454,019	—	—
Redemptions	(1,857,134)	(22,195,818)	(2,230,724)	(29,466,229)
Net increase (decrease)	1,389,954	17,008,809	(1,606,702)	(21,199,315)
Class B shares
Subscriptions	161	1,780	6,819	81,902
Fund reorganization	41,588	444,475	—	—
Distributions reinvested	273	2,937	—	—
Redemptions(a)	(44,508)	(471,933)	(107,981)	(1,275,975)
Net decrease	(2,486)	(22,741)	(101,162)	(1,194,073)
Class C shares
Subscriptions	25,971	273,992	63,742	747,035
Fund reorganization	763,457	8,059,710	—	—
Distributions reinvested	3,795	40,264	—	—
Redemptions	(130,407)	(1,365,243)	(188,505)	(2,136,186)
Net increase (decrease)	662,816	7,008,723	(124,763)	(1,389,151)
Class I shares
Fund reorganization	2,123,141	26,440,818	—	—
Redemptions	(2,122,965)	(26,991,557)	—	—
Net increase (decrease)	176	(550,739)	—	—
Class K shares
Distributions reinvested	48	591	—	—
Redemptions	(731)	(9,062)	(2,617)	(36,039)
Net decrease	(683)	(8,471)	(2,617)	(36,039)
Class R shares
Subscriptions	4,439	52,860	29,344	364,529
Fund reorganization	49,518	593,004	—	—
Distributions reinvested	793	9,497	—	—
Redemptions	(24,814)	(302,432)	(72,757)	(923,213)
Net increase (decrease)	29,936	352,929	(43,413)	(558,684)
Class R4 shares
Subscriptions	5,861	70,909	1,679	21,376
Fund reorganization	14,435	179,314	—	—
Distributions reinvested	210	2,602	—	—
Redemptions	(3,483)	(42,138)	—	—
Net increase	17,023	210,687	1,679	21,376

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	1,383	16,690	2,692	36,346
Distributions reinvested	64	800	—	—
Redemptions	(678)	(8,402)	(1,899)	(26,403)
Net increase	769	9,088	793	9,943
Class W shares
Subscriptions	2,391,482	28,849,768	2,897,840	38,249,148
Distributions reinvested	132,668	1,599,972	—	—
Redemptions	(10,634,772)	(122,679,036)	(4,538,092)	(59,173,866)
Net decrease	(8,110,622)	(92,229,296)	(1,640,252)	(20,924,718)
Class Y shares
Redemptions	—	—	(146,628)	(2,000,007)
Net decrease	—	—	(146,628)	(2,000,007)
Class Z shares
Subscriptions	81,276	989,733	97,216	1,308,059
Fund reorganization	1,939,016	23,953,420	—	—
Distributions reinvested	71,424	877,802	—	—
Redemptions	(1,445,173)	(17,671,049)	(7,403,059)	(101,882,167)
Net increase (decrease)	646,543	8,149,906	(7,305,843)	(100,574,108)
Total net decrease	(5,366,574)	(60,071,105)	(10,968,908)	(147,844,776)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.41		$13.69		$13.88		$12.02		$11.68		$12.46
Income from investment operations:
Net investment income	0.12		0.10		0.12		0.15		0.17		0.14
Net realized and unrealized gain (loss)	0.59		(2.44)		(0.32)		1.71		0.56		(0.94)
Total from investment operations	0.71		(2.34)		(0.20)		1.86		0.73		(0.80)
Less distributions to shareholders:
Net investment income	(0.13)		—		—		—		(0.39)		—
Total distributions to shareholders	(0.13)		—		—		—		(0.39)		—
Proceeds from regulatory settlements	—		0.06		0.01		—		—		0.02
Net asset value, end of period	$11.99		$11.41		$13.69		$13.88		$12.02		$11.68
Total return	6.23%		(16.65	%)(a)	(1.37	%)(b)	15.47%		6.41%		(6.26	%)(c)
Ratios to average net assets(d)
Total gross expenses	1.50	%(e)(f)	1.45	%(f)	1.49%		1.42	%(f)	1.39	%(f)	1.36%
Total net expenses(g)	1.41	%(e)(f)(h)	1.42	%(f)(h)	1.47	%(h)	1.42	%(f)(h)	1.38	%(f)(h)	1.32	%(h)
Net investment income	1.97	%(e)	0.78%		0.94%		1.20%		1.46%		1.20%
Supplemental data
Net assets, end of period (in thousands)	$238,156		$210,841		$274,993		$316,823		$313,239		$356,708
Portfolio turnover	43%		131%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.12		$12.23		$12.50		$10.90		$10.55		$11.34
Income from investment operations:
Net investment income	0.05		0.02		0.04		0.06		0.09		0.06
Net realized and unrealized gain (loss)	0.53		(2.18)		(0.32)		1.54		0.49		(0.87)
Total from investment operations	0.58		(2.16)		(0.28)		1.60		0.58		(0.81)
Less distributions to shareholders:
Net investment income	(0.03)		—		—		—		(0.23)		—
Total distributions to shareholders	(0.03)		—		—		—		(0.23)		—
Proceeds from regulatory settlements	—		0.05		0.01		—		—		0.02
Net asset value, end of period	$10.67		$10.12		$12.23		$12.50		$10.90		$10.55
Total return	5.74%		(17.25	%)(a)	(2.16	%)(b)	14.68%		5.59%		(6.97	%)(c)
Ratios to average net assets(d)
Total gross expenses	2.24	%(e)(f)	2.20	%(f)	2.24%		2.17	%(f)	2.13	%(f)	2.11%
Total net expenses(g)	2.16	%(e)(f)(h)	2.18	%(f)(h)	2.22	%(h)	2.17	%(f)(h)	2.12	%(f)(h)	2.06	%(h)
Net investment income	0.99	%(e)	0.16%		0.33%		0.52%		0.91%		0.62%
Supplemental data
Net assets, end of period (in thousands)	$897		$875		$2,296		$4,260		$6,566		$11,838
Portfolio turnover	43%		131%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.20%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.00		$12.08		$12.34		$10.77		$10.42		$11.20
Income from investment operations:
Net investment income	0.04		0.00	(a)	0.02		0.05		0.07		0.05
Net realized and unrealized gain (loss)	0.53		(2.13)		(0.29)		1.52		0.51		(0.85)
Total from investment operations	0.57		(2.13)		(0.27)		1.57		0.58		(0.80)
Less distributions to shareholders:
Net investment income	(0.03)		—		—		—		(0.23)		—
Total distributions to shareholders	(0.03)		—		—		—		(0.23)		—
Proceeds from regulatory settlements	—		0.05		0.01		—		—		0.02
Net asset value, end of period	$10.54		$10.00		$12.08		$12.34		$10.77		$10.42
Total return	5.71%		(17.22	%)(b)	(2.11	%)(c)	14.58%		5.64%		(6.96	%)(d)
Ratios to average net assets(e)
Total gross expenses	2.25	%(f)(g)	2.20	%(g)	2.24%		2.17	%(g)	2.14	%(g)	2.10%
Total net expenses(h)	2.16	%(f)(g)(i)	2.18	%(g)(i)	2.22	%(i)	2.17	%(g)(i)	2.13	%(g)(i)	2.07	%(i)
Net investment income	0.70	%(f)	0.02%		0.19%		0.45%		0.72%		0.48%
Supplemental data
Net assets, end of period (in thousands)	$15,307		$7,886		$11,042		$12,562		$12,619		$15,058
Portfolio turnover	43%		131%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class I	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.75		$14.03		$14.15		$12.20		$11.89		$12.62
Income from investment operations:
Net investment income (loss)	(0.03)		0.16		0.27		0.30		0.22		0.22
Net realized and unrealized gain (loss)	0.84		(2.50)		(0.40)		1.65		0.58		(0.97)
Total from investment operations	0.81		(2.34)		(0.13)		1.95		0.80		(0.75)
Less distributions to shareholders:
Net investment income	(0.19)		—		—		—		(0.49)		—
Total distributions to shareholders	(0.19)		—		—		—		(0.49)		—
Proceeds from regulatory settlements	—		0.06		0.01		—		—		0.02
Net asset value, end of period	$12.37		$11.75		$14.03		$14.15		$12.20		$11.89
Total return	6.88%		(16.25	%)(a)	(0.85	%)(b)	15.98%		6.96%		(5.78	%)(c)
Ratios to average net assets(d)
Total gross expenses	0.97	%(e)(f)	1.00	%(f)	0.95%		0.93	%(f)	0.93	%(f)	0.84%
Total net expenses(g)	0.97	%(e)(f)	0.98	%(f)	0.95%		0.93	%(f)	0.93	%(f)	0.84%
Net investment income (loss)	(0.53	%)(e)	1.20%		1.98%		2.38%		1.90%		1.87%
Supplemental data
Net assets, end of period (in thousands)	$5		$2		$3		$19		$24,204		$78,467
Portfolio turnover	43%		131%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class K	(Unaudited)		2016		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$11.64		$13.95		$14.11		$12.20		$11.85		$12.54
Income from investment operations:
Net investment income	0.14		0.14		0.15		0.17		0.18		0.15
Net realized and unrealized gain (loss)	0.59		(2.51)		(0.32)		1.74		0.58		(0.86)
Total from investment operations	0.73		(2.37)		(0.17)		1.91		0.76		(0.71)
Less distributions to shareholders:
Net investment income	(0.15)		—		—		—		(0.41)		—
Total distributions to shareholders	(0.15)		—		—		—		(0.41)		—
Proceeds from regulatory settlements	—		0.06		0.01		—		—		0.02
Net asset value, end of period	$12.22		$11.64		$13.95		$14.11		$12.20		$11.85
Total return	6.30%		(16.56	%)(b)	(1.13	%)(c)	15.66%		6.64%		(5.50	%)(d)
Ratios to average net assets(e)
Total gross expenses	1.28	%(f)(g)	1.25	%(g)	1.25%		1.24	%(g)	1.24	%(g)	1.21	%(f)
Total net expenses(h)	1.26	%(f)(g)	1.25	%(g)	1.25%		1.24	%(g)	1.24	%(g)	1.21	%(f)
Net investment income	2.24	%(f)	1.06%		1.12%		1.32%		1.61%		1.33	%(f)
Supplemental data
Net assets, end of period (in thousands)	$50		$55		$103		$111		$122		$135
Portfolio turnover	43%		131%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.32		$13.62		$13.84		$12.01		$11.64		$12.45
Income from investment operations:
Net investment income	0.08		0.07		0.10		0.11		0.14		0.11
Net realized and unrealized gain (loss)	0.61		(2.43)		(0.33)		1.72		0.57		(0.94)
Total from investment operations	0.69		(2.36)		(0.23)		1.83		0.71		(0.83)
Less distributions to shareholders:
Net investment income	(0.10)		—		—		—		(0.34)		—
Total distributions to shareholders	(0.10)		—		—		—		(0.34)		—
Proceeds from regulatory settlements	—		0.06		0.01		—		—		0.02
Net asset value, end of period	$11.91		$11.32		$13.62		$13.84		$12.01		$11.64
Total return	6.08%		(16.89	%)(a)	(1.59	%)(b)	15.24%		6.20%		(6.51	%)(c)
Ratios to average net assets(d)
Total gross expenses	1.74	%(e)(f)	1.70	%(f)	1.74%		1.67	%(f)	1.64	%(f)	1.62%
Total net expenses(g)	1.66	%(e)(f)(h)	1.67	%(f)(h)	1.72	%(h)	1.67	%(f)(h)	1.63	%(f)(h)	1.57	%(h)
Net investment income	1.39	%(e)	0.54%		0.72%		0.87%		1.22%		0.98%
Supplemental data
Net assets, end of period (in thousands)	$1,206		$808		$1,563		$1,632		$1,673		$1,899
Portfolio turnover	43%		131%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.73		$14.04		$14.20		$12.27		$11.62
Income from investment operations:
Net investment income	0.06		0.15		0.24		0.18		0.02
Net realized and unrealized gain (loss)	0.68		(2.52)		(0.41)		1.75		0.92
Total from investment operations	0.74		(2.37)		(0.17)		1.93		0.94
Less distributions to shareholders:
Net investment income	(0.16)		—		—		—		(0.29)
Total distributions to shareholders	(0.16)		—		—		—		(0.29)
Proceeds from regulatory settlements	—		0.06		0.01		—		—
Net asset value, end of period	$12.31		$11.73		$14.04		$14.20		$12.27
Total return	6.33%		(16.45	%)(b)	(1.13	%)(c)	15.73%		8.17%
Ratios to average net assets(d)
Total gross expenses	1.26	%(e)(f)	1.21	%(f)	1.25%		1.19	%(f)	1.25	%(e)
Total net expenses(g)	1.16	%(e)(f)(h)	1.18	%(f)(h)	1.21	%(i)	1.19	%(f)(h)	1.25	%(e)
Net investment income	0.92	%(e)	1.16%		1.77%		1.35%		0.55	%(e)
Supplemental data
Net assets, end of period (in thousands)	$232		$22		$3		$7		$3
Portfolio turnover	43%		131%		96%		125%		100%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R5	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.79		$14.08		$14.21		$12.26		$11.62
Income from investment operations:
Net investment income	0.15		0.17		0.12		0.32		0.03
Net realized and unrealized gain (loss)	0.61		(2.52)		(0.26)		1.63		0.92
Total from investment operations	0.76		(2.35)		(0.14)		1.95		0.95
Less distributions to shareholders:
Net investment income	(0.19)		—		—		—		(0.31)
Total distributions to shareholders	(0.19)		—		—		—		(0.31)
Proceeds from regulatory settlements	—		0.06		0.01		—		—
Net asset value, end of period	$12.36		$11.79		$14.08		$14.21		$12.26
Total return	6.40%		(16.26	%)(b)	(0.91	%)(c)	15.91%		8.20%
Ratios to average net assets(d)
Total gross expenses	1.03	%(e)(f)	1.01	%(f)	1.01%		1.04	%(f)	1.05	%(e)
Total net expenses(g)	1.02	%(e)(f)	1.01	%(f)	1.01%		1.04	%(f)	1.05	%(e)
Net investment income	2.42	%(e)	1.23%		0.86%		2.45%		0.75	%(e)
Supplemental data
Net assets, end of period (in thousands)	$71		$59		$59		$14		$3
Portfolio turnover	43%		131%		96%		125%		100%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class W	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.42		$13.70		$13.88		$12.02		$11.68		$12.46
Income from investment operations:
Net investment income	0.15		0.10		0.13		0.13		0.16		0.12
Net realized and unrealized gain (loss)	0.55		(2.44)		(0.32)		1.73		0.57		(0.92)
Total from investment operations	0.70		(2.34)		(0.19)		1.86		0.73		(0.80)
Less distributions to shareholders:
Net investment income	(0.13)		—		—		—		(0.39)		—
Total distributions to shareholders	(0.13)		—		—		—		(0.39)		—
Proceeds from regulatory settlements	—		0.06		0.01		—		—		0.02
Net asset value, end of period	$11.99		$11.42		$13.70		$13.88		$12.02		$11.68
Total return	6.14%		(16.64	%)(a)	(1.30	%)(b)	15.47%		6.40%		(6.26	%)(c)
Ratios to average net assets(d)
Total gross expenses	1.49	%(e)(f)	1.45	%(f)	1.48%		1.41	%(f)	1.40	%(f)	1.38%
Total net expenses(g)	1.41	%(e)(f)(h)	1.42	%(f)(h)	1.47	%(h)	1.41	%(f)(h)	1.39	%(f)(h)	1.33	%(h)
Net investment income	2.40	%(e)	0.78%		0.98%		1.05%		1.42%		1.06%
Supplemental data
Net assets, end of period (in thousands)	$63,176		$152,721		$205,715		$166,486		$270,144		$232,777
Portfolio turnover	43%		131%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Y	(Unaudited)		2016		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$11.76		$14.04		$14.16		$12.21		$11.89		$12.55
Income from investment operations:
Net investment income	0.16		0.17		0.19		0.22		0.21		0.18
Net realized and unrealized gain (loss)	0.59		(2.51)		(0.32)		1.73		0.59		(0.86)
Total from investment operations	0.75		(2.34)		(0.13)		1.95		0.80		(0.68)
Less distributions to shareholders:
Net investment income	(0.19)		—		—		—		(0.48)		—
Total distributions to shareholders	(0.19)		—		—		—		(0.48)		—
Proceeds from regulatory settlements	—		0.06		0.01		—		—		0.02
Net asset value, end of period	$12.32		$11.76		$14.04		$14.16		$12.21		$11.89
Total return	6.40%		(16.24	%)(b)	(0.85	%)(c)	15.97%		6.98%		(5.26	%)(d)
Ratios to average net assets(e)
Total gross expenses	0.98	%(f)(g)	0.95	%(g)	0.96%		0.94	%(g)	0.95	%(g)	0.88	%(f)
Total net expenses(h)	0.97	%(f)(g)	0.95	%(g)	0.96%		0.94	%(g)	0.95	%(g)	0.88	%(f)
Net investment income	2.55	%(f)	1.26%		1.41%		1.67%		1.79%		1.64	%(f)
Supplemental data
Net assets, end of period (in thousands)	$11,854		$11,312		$15,568		$15,701		$14,990		$12,780
Portfolio turnover	43%		131%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.66		$13.96		$14.11		$12.19		$11.86		$12.62
Income from investment operations:
Net investment income	0.13		0.16		0.17		0.19		0.23		0.18
Net realized and unrealized gain (loss)	0.61		(2.52)		(0.33)		1.73		0.54		(0.96)
Total from investment operations	0.74		(2.36)		(0.16)		1.92		0.77		(0.78)
Less distributions to shareholders:
Net investment income	(0.16)		—		—		—		(0.44)		—
Total distributions to shareholders	(0.16)		—		—		—		(0.44)		—
Proceeds from regulatory settlements	—		0.06		0.01		—		—		0.02
Net asset value, end of period	$12.24		$11.66		$13.96		$14.11		$12.19		$11.86
Total return	6.38%		(16.48	%)(a)	(1.06	%)(b)	15.75%		6.72%		(6.02	%)(c)
Ratios to average net assets(d)
Total gross expenses	1.25	%(e)(f)	1.19	%(f)	1.24%		1.17	%(f)	1.13	%(f)	1.11%
Total net expenses(g)	1.16	%(e)(f)(h)	1.17	%(f)(h)	1.22	%(h)	1.17	%(f)(h)	1.12	%(f)(h)	1.08	%(h)
Net investment income	2.06	%(e)	1.20%		1.23%		1.50%		2.00%		1.53%
Supplemental data
Net assets, end of period (in thousands)	$75,724		$64,631		$179,330		$237,249		$301,958		$1,093,867
Portfolio turnover	43%		131%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Select International Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

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COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net

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29

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.87% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund's assets.

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COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.27%
Class B	0.27
Class C	0.27
Class K	0.05
Class R	0.27
Class R4	0.27
Class R5	0.05
Class W	0.27
Class Z	0.27

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $14,587.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate

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31

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $29,953 for Class A, $13 for Class B and $49 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	1.40%	1.42%
Class B	2.15	2.17
Class C	2.15	2.17
Class I	0.96	0.98
Class K	1.26	1.28
Class R	1.65	1.67
Class R4	1.15	1.17
Class R5	1.01	1.03
Class W	1.40	1.42
Class Y	0.96	0.98
Class Z	1.15	1.17

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund's shareholders during the first year following the reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

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COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $367,240,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$49,109,000
Unrealized depreciation	(15,354,000)
Net unrealized appreciation	$33,755,000

The following capital loss carryforwards, determined as of February 29, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	183,398,480
2018	553,521,080
Total	736,919,560

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $17,721,480 at February 29, 2016 as arising on March 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $193,452,554 and $342,564,730, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the year ended February 29, 2016, the Fund recorded a receivable of $2,627,180 as a result of a regulatory settlement proceeding brought by the

Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payment has been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 8. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2016, the average daily loan balance outstanding on days when borrowing existed was $10,520,000 at a weighted average interest rate of 1.47%. Interest expense incurred by the Fund is

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COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at August 31, 2016.

Note 9. Fund Reorganization

At the close of business on May 20, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia International Opportunities Fund, a series of Columbia Funds Series Trust (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on April 15, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the reorganization were $451,392,093 and the combined net assets immediately after the reorganization were $544,308,754.

The reorganization was accomplished by a tax-free exchange of 7,596,288 shares of the acquired fund valued at $92,916,661 (including $(8,822,705) of unrealized depreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	2,751,713
Class B	41,588
Class C	763,457
Class I	2,123,141
Class R	49,518
Class R4	14,435
Class Z	1,939,016

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on March 1, 2016, the Fund's pro-forma net investment (loss), net (loss) on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended August 31, 2016 would have been approximately $(6.3) million, $(47.0) million, $70.2 million and $16.9 million, respectively.

Note 10. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, affiliated shareholders of record owned 47.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

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COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Note 12. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
35

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select International Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. The Board also noted the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Board further observed the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk, the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and

Semiannual Report 2016
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COLUMBIA SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle's representation that each Subadviser was in a position to provide quality services to the relevant Fund, noting those Subadvisers requiring heightened surveillance in light of their underperformance. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board's analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the

Semiannual Report 2016
37

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2016
38

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
39

Columbia Select International Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR201_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA OVERSEAS VALUE FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Approval of Management Agreement	40
Important Information About This Report	43

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Overseas Value Fund (the Fund) Class A shares returned 8.45% excluding sales charges for the six-month period that ended August 31, 2016.

■  The Fund underperformed its benchmark, the MSCI EAFE Value Index (Net), which returned 10.83% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A*	02/28/13
Excluding sales charges		8.45	-1.44	4.96	-0.09
Including sales charges		2.15	-7.10	3.72	-0.79
Class B*	02/28/13
Excluding sales charges		8.06	-2.22	4.17	-0.84
Including sales charges		3.06	-7.04	3.83	-0.84
Class C*	02/28/13
Excluding sales charges		8.06	-2.22	4.17	-0.84
Including sales charges		7.06	-3.19	4.17	-0.84
Class I*	03/31/11	8.85	-0.88	5.52	0.46
Class K*	02/28/13	8.58	-1.27	5.08	-0.04
Class R*	03/01/16	8.45	-1.70	4.81	-0.13
Class R4*	07/01/15	8.75	-1.13	5.32	0.35
Class R5*	07/01/15	8.89	-0.97	5.36	0.37
Class W*	03/31/11	8.46	-1.56	5.07	0.16
Class Y*	07/01/15	8.89	-1.01	5.37	0.38
Class Z	03/31/08	8.71	-1.23	5.31	0.34
MSCI EAFE Value Index (Net)		10.83	-3.86	3.99	-0.35

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
Royal Dutch Shell PLC, Class B (United Kingdom)	4.7
Allianz SE, Registered Shares (Germany)	2.5
BNP Paribas SA (France)	2.5
AXA SA (France)	2.3
ING Groep NV (Netherlands)	2.3
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.3
Sanofi (France)	2.2
HSBC Holdings PLC (United Kingdom)	2.0
Fuji Heavy Industries Ltd. (Japan)	1.8
Paysafe Group PLC (United Kingdom)	1.7

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2016)
Australia	2.3
Belgium	1.3
China	2.1
France	12.3
Germany	6.9
Ireland	0.2
Israel	1.6
Italy	2.9
Japan	24.9
Netherlands	4.6
Norway	3.5
Pakistan	0.5
Portugal	0.0	(a)
Singapore	1.8
South Korea	2.1
Spain	3.3
Sweden	3.8
Switzerland	2.2
Thailand	0.5
United Kingdom	20.1
United States(b)	3.1
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Exchange-Traded Funds.

Portfolio Management

Fred Copper, CFA

Daisuke Nomoto, CMA (SAAJ)

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	14.6
Consumer Staples	3.2
Energy	9.9
Financials	34.0
Health Care	8.8
Industrials	9.0
Information Technology	9.0
Materials	6.2
Telecommunication Services	3.9
Utilities	1.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,084.50	1,017.90	7.62	7.37	1.45
Class B	1,000.00	1,000.00	1,080.60	1,014.12	11.54	11.17	2.20
Class C	1,000.00	1,000.00	1,080.60	1,014.17	11.48	11.12	2.19
Class I	1,000.00	1,000.00	1,088.50	1,020.52	4.90	4.74	0.93
Class K	1,000.00	1,000.00	1,085.80	1,019.00	6.47	6.26	1.23
Class R	1,000.00	1,000.00	1,060.30	1,016.69	8.68	8.59	1.69
Class R4	1,000.00	1,000.00	1,087.50	1,019.21	6.26	6.06	1.19
Class R5	1,000.00	1,000.00	1,088.90	1,020.21	5.21	5.04	0.99
Class W	1,000.00	1,000.00	1,084.60	1,017.90	7.62	7.37	1.45
Class Y	1,000.00	1,000.00	1,088.90	1,020.62	4.79	4.63	0.91
Class Z	1,000.00	1,000.00	1,087.10	1,019.21	6.26	6.06	1.19

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
AUSTRALIA 2.3%
Macquarie Group Ltd.	119,605	7,240,357
National Australia Bank Ltd.	432,161	8,863,222
Total		16,103,579
BELGIUM 1.3%
KBC Group NV(a)	152,504	9,027,771
CHINA 2.1%
58.Com, Inc., ADR(a)	111,264	5,062,512
Tencent Holdings Ltd.	370,900	9,611,830
Total		14,674,342
FRANCE 12.3%
Amundi SA	77,750	3,765,654
Aperam SA	203,100	8,382,274
AXA SA	779,850	16,371,214
BNP Paribas SA	342,269	17,411,260
Casino Guichard Perrachon SA	114,429	5,660,189
CNP Assurances	235,711	3,793,992
Sanofi	202,393	15,593,196
Total SA	132,831	6,334,112
VINCI SA	124,952	9,476,292
Total		86,788,183
GERMANY 6.9%
Allianz SE, Registered Shares	119,759	17,840,304
BASF SE	64,475	5,242,870
Continental AG	35,391	7,417,709
Covestro AG	152,404	7,935,557
Duerr AG	119,354	10,091,515
Total		48,527,955
IRELAND 0.2%
Amarin Corp. PLC, ADR(a)	415,302	1,162,846
ISRAEL 1.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	5,448,746	10,936,442
ITALY 2.9%
Ei Towers SpA(a)	168,368	8,825,010
Esprinet SpA	543,931	3,579,695
Intesa Sanpaolo SpA	3,488,981	7,729,084
Total		20,133,789

Common Stocks (continued)

Issuer	Shares	Value ($)
JAPAN 24.8%
CyberAgent, Inc.	149,748	8,125,883
CYBERDYNE, Inc.(a)	116,400	1,835,415
Daiichikosho Co., Ltd.	149,900	5,810,504
Daito Trust Construction Co., Ltd.	16,800	2,474,721
Dexerials Corp.	557,100	4,756,387
Fuji Heavy Industries Ltd.	313,200	12,466,052
Hitachi Capital Corp.	365,200	7,610,556
Hoya Corp.	160,300	6,217,363
Invincible Investment Corp.	9,430	6,056,934
ITOCHU Corp.	753,900	8,902,735
Keyence Corp.	11,500	8,070,139
Koito Manufacturing Co., Ltd.	140,400	6,703,194
Matsumotokiyoshi Holdings Co., Ltd.	77,200	3,403,354
Mitsubishi UFJ Financial Group, Inc.	2,909,731	16,028,328
Nakanishi, Inc.	99,800	3,608,622
Nippon Telegraph & Telephone Corp.	227,600	10,007,361
Nishi-Nippon City Bank Ltd. (The)	1,994,000	4,152,678
ORIX Corp.	713,500	10,282,189
Shinmaywa Industries Ltd.	996,000	6,339,405
Sony Corp.	205,700	6,614,706
Starts Corp., Inc.	368,900	6,339,632
Sumitomo Mitsui Financial Group, Inc.	306,442	10,719,990
Takuma Co., Ltd.	703,945	6,060,196
Tanseisha Co., Ltd.	671,600	4,671,048
Toyota Motor Corp.	97,700	5,904,545
Tsukui Corp.	318,000	2,016,325
Total		175,178,262
NETHERLANDS 4.6%
ING Groep NV	1,285,452	16,087,883
Koninklijke Ahold Delhaize NV	382,669	9,162,297
Refresco Group NV	246,413	4,015,726
TKH Group NV	77,681	2,965,572
Total		32,231,478
NORWAY 3.5%
Atea ASA	524,603	5,146,716
BW LPG Ltd.	1,868,293	4,932,639
Kongsberg Automotive ASA(a)	11,691,837	8,488,868

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Spectrum ASA(a)	347,098	1,108,014
Tanker Investments Ltd.(a)	910,234	5,308,856
Total		24,985,093
PAKISTAN 0.5%
DG Khan Cement Co., Ltd.	1,849,600	3,488,300
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares(a)(b)	3,582,817	119,894
SINGAPORE 1.8%
Broadcom Ltd.	36,559	6,449,739
DBS Group Holdings Ltd.	564,800	6,205,333
Total		12,655,072
SOUTH KOREA 2.1%
GS Home Shopping, Inc.	18,864	2,660,850
Hyundai Home Shopping Network Corp.	41,496	4,573,875
Youngone Corp.	251,342	7,520,594
Total		14,755,319
SPAIN 3.3%
ACS Actividades de Construccion y Servicios SA	337,840	9,573,714
Banco Santander SA	1,006,051	4,511,243
Endesa SA	466,799	9,507,819
Total		23,592,776
SWEDEN 3.8%
Granges AB	653,722	6,643,633
Hemfosa Fastigheter AB	846,730	9,371,679
Nordea Bank AB	1,136,158	11,108,552
Total		27,123,864
SWITZERLAND 2.2%
Autoneum Holding AG	16,608	4,690,023
UBS AG	377,774	5,461,792
Wizz Air Holdings PLC(a)	256,413	5,377,236
Total		15,529,051
THAILAND 0.5%
PTT PCL, Foreign Registered Shares	343,900	3,455,783
UNITED KINGDOM 20.0%
AstraZeneca PLC	81,903	5,279,672
Aviva PLC	1,402,798	7,891,485

Common Stocks (continued)

Issuer	Shares	Value ($)
BHP Billiton PLC	881,761	11,461,892
BP PLC	781,808	4,392,953
Crest Nicholson Holdings PLC	1,007,445	6,152,928
GlaxoSmithKline PLC	301,669	6,492,676
HSBC Holdings PLC	1,873,064	13,879,595
Inchcape PLC	975,223	8,983,503
Intermediate Capital Group PLC	974,981	7,617,759
John Wood Group PLC	1,144,995	10,472,222
Paysafe Group PLC(a)	2,079,033	11,922,263
Plus500 Ltd.	758,969	7,111,024
Royal Dutch Shell PLC, Class B	1,308,575	33,370,443
Vodafone Group PLC	2,171,087	6,552,935
Total		141,581,350
UNITED STATES 2.8%
Aerie Pharmaceuticals, Inc.(a)	65,944	1,276,676
Alexion Pharmaceuticals, Inc.(a)	18,659	2,348,422
Alkermes PLC(a)	20,237	885,773
BioMarin Pharmaceutical, Inc.(a)	11,355	1,066,121
bluebird bio, Inc.(a)	31,169	1,537,878
Flex Pharma, Inc.(a)	250,453	2,772,515
Incyte Corp.(a)	7,935	643,529
Insmed, Inc.(a)	81,989	1,061,758
Novavax, Inc.(a)	184,292	1,260,557
Quotient Ltd.(a)	557,632	3,418,284
TESARO, Inc.(a)	11,631	985,029
Ultragenyx Pharmaceutical, Inc.(a)	18,677	1,231,188
Vertex Pharmaceuticals, Inc.(a)	10,453	987,913
Total		19,475,643
Total Common Stocks (Cost: $769,667,281)		701,526,792

Exchange-Traded Funds 0.3%

	Shares	Value ($)
iShares MSCI EAFE ETF	39,426	2,300,507
Total Exchange-Traded Funds (Cost: $2,349,789)		2,300,507
Total Investments (Cost: $772,017,070)		703,827,299	(c)
Other Assets & Liabilities, Net		2,367,227
Net Assets		706,194,526

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	10/27/2016	4,575,000	CAD	3,484,644	USD	—	(4,979)
Morgan Stanley	10/27/2016	2,509,000	EUR	2,797,798	USD	—	(7,583)
Morgan Stanley	10/27/2016	21,221,000	ILS	5,597,038	USD	—	(26,990)
Morgan Stanley	10/27/2016	286,577,000	JPY	2,776,253	USD	—	(215)
Morgan Stanley	10/27/2016	15,655,350,000	KRW	13,977,741	USD	—	(45,945)
Morgan Stanley	10/27/2016	151,762,000	NOK	18,170,685	USD	—	(44,135)
Morgan Stanley	10/27/2016	59,553,000	SEK	6,967,113	USD	—	(8,638)
Morgan Stanley	10/27/2016	34,846,822	USD	46,551,000	AUD	90,171	—
Morgan Stanley	10/27/2016	16,766,377	USD	16,462,000	CHF	26,391	—
Morgan Stanley	10/27/2016	5,597,393	USD	37,355,000	DKK	15,275	—
Morgan Stanley	10/27/2016	10,514,638	USD	8,026,000	GBP	37,704	—
Morgan Stanley	10/27/2016	2,100,713	USD	2,867,000	SGD	3,327	—
Total						172,868	(138,485)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to $119,894, which represents 0.02% of net assets.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,231,249	200,322,387	(204,553,636)	—	7,275	—

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

ILS    Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	16,103,579	—	16,103,579
Belgium	—	9,027,771	—	9,027,771
China	5,062,512	9,611,830	—	14,674,342
France	—	86,788,183	—	86,788,183
Germany	—	48,527,955	—	48,527,955
Ireland	1,162,846	—	—	1,162,846
Israel	—	10,936,442	—	10,936,442
Italy	—	20,133,789	—	20,133,789
Japan	—	175,178,262	—	175,178,262
Netherlands	—	32,231,478	—	32,231,478
Norway	—	24,985,093	—	24,985,093
Pakistan	—	3,488,300	—	3,488,300
Portugal	—	—	119,894	119,894
Singapore	6,449,739	6,205,333	—	12,655,072
South Korea	—	14,755,319	—	14,755,319
Spain	—	23,592,776	—	23,592,776
Sweden	—	27,123,864	—	27,123,864
Switzerland	—	15,529,051	—	15,529,051
Thailand	—	3,455,783	—	3,455,783
United Kingdom	—	141,581,350	—	141,581,350
United States	19,475,643	—	—	19,475,643
Total Common Stocks	32,150,740	669,256,158	119,894	701,526,792

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Exchange-Traded Funds	2,300,507	—	—	2,300,507
Total Investments	34,451,247	669,256,158	119,894	703,827,299
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	172,868	—	172,868
Liabilities
Forward Foreign Currency Exchange Contracts	—	(138,485)	—	(138,485)
Total	34,451,247	669,290,541	119,894	703,861,682

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value (identified cost $772,017,070)	$703,827,299
Unrealized appreciation on forward foreign currency exchange contracts	172,868
Receivable for:
Investments sold	6,796,124
Capital shares sold	417,799
Dividends	1,896,904
Foreign tax reclaims	1,214,023
Prepaid expenses	5,061
Other assets	33,497
Total assets	714,363,575
Liabilities
Due to custodian	233,338
Unrealized depreciation on forward foreign currency exchange contracts	138,485
Payable for:
Investments purchased	6,256,024
Capital shares purchased	1,090,017
Foreign capital gains taxes deferred	54,764
Management services fees	16,522
Distribution and/or service fees	2,621
Transfer agent fees	78,436
Plan administration fees	30
Compensation of board members	209,979
Other expenses	88,833
Total liabilities	8,169,049
Net assets applicable to outstanding capital stock	$706,194,526
Represented by
Paid-in capital	$1,083,990,163
Undistributed net investment income	8,785,877
Accumulated net realized loss	(318,238,297)
Unrealized appreciation (depreciation) on:
Investments	(68,189,771)
Foreign currency translations	(133,065)
Forward foreign currency exchange contracts	34,383
Foreign capital gains tax	(54,764)
Total — representing net assets applicable to outstanding capital stock	$706,194,526

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$242,774,107
Shares outstanding	30,000,142
Net asset value per share	$8.09
Maximum offering price per share(a)	$8.58
Class B
Net assets	$1,595,752
Shares outstanding	198,421
Net asset value per share	$8.04
Class C
Net assets	$22,341,606
Shares outstanding	2,777,571
Net asset value per share	$8.04
Class I
Net assets	$286,446,850
Shares outstanding	35,280,494
Net asset value per share	$8.12
Class K
Net assets	$129,980
Shares outstanding	16,038
Net asset value per share	$8.10
Class R
Net assets	$627,540
Shares outstanding	79,346
Net asset value per share	$7.91
Class R4
Net assets	$23,975,775
Shares outstanding	2,968,692
Net asset value per share	$8.08
Class R5
Net assets	$24,051,360
Shares outstanding	2,978,424
Net asset value per share	$8.08
Class W
Net assets	$43,674,124
Shares outstanding	5,403,925
Net asset value per share	$8.08
Class Y
Net assets	$12,059
Shares outstanding	1,492
Net asset value per share	$8.08
Class Z
Net assets	$60,565,373
Shares outstanding	7,470,271
Net asset value per share	$8.11

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,408,490
Dividends — affiliated issuers	7,275
Interest	6,522
Foreign taxes withheld	(1,530,869)
Total income	16,891,418
Expenses:
Management services fees	2,792,599
Distribution and/or service fees
Class A	258,014
Class B	8,737
Class C	60,336
Class R	577
Class W	125,585
Transfer agent fees
Class A	275,776
Class B	2,351
Class C	15,770
Class K	33
Class R	294
Class R4	12,799
Class R5	2,890
Class W	135,968
Class Z	33,955
Plan administration fees
Class K	164
Compensation of board members	22,547
Custodian fees	66,746
Printing and postage fees	42,911
Registration fees	63,877
Audit fees	27,560
Legal fees	7,041
Other	25,586
Total expenses	3,982,116
Net investment income	12,909,302
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	18,707,809
Foreign currency translations	(230,978)
Forward foreign currency exchange contracts	(1,757,557)
Options purchased	231,515
Net realized gain	16,950,789
Net change in unrealized appreciation (depreciation) on:
Investments	24,038,294
Foreign currency translations	64,940
Forward foreign currency exchange contracts	298,544
Foreign capital gains tax	(23,622)
Net change in unrealized appreciation	24,378,156
Net realized and unrealized gain	41,328,945
Net increase in net assets resulting from operations	$54,238,247

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016(a)
Operations
Net investment income	$12,909,302	$14,208,422
Net realized gain	16,950,789	10,716,015
Net change in unrealized appreciation (depreciation)	24,378,156	(100,431,560)
Net increase (decrease) in net assets resulting from operations	54,238,247	(75,507,123)
Distributions to shareholders
Net investment income
Class A	—	(3,740,850)
Class B	—	(32,177)
Class C	—	(67,143)
Class I	—	(6,770,139)
Class K	—	(3,203)
Class R4	—	(29,712)
Class R5	—	(816)
Class W	—	(2,993,331)
Class Y	—	(59)
Class Z	—	(21,828)
Total distributions to shareholders	—	(13,659,258)
Increase (decrease) in net assets from capital stock activity	89,082,697	(41,105,126)
Total increase (decrease) in net assets	143,320,944	(130,271,507)
Net assets at beginning of period	562,873,582	693,145,089
Net assets at end of period	$706,194,526	$562,873,582
Undistributed (excess of distributions over) net investment income	$8,785,877	$(4,123,425)

(a) Class R4, Class R5 and Class Y shares are based on operations from July 1, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	2,038,111	16,159,184	3,790,938	31,807,308
Fund reorganization	8,333,117	62,316,597	—	—
Distributions reinvested	—	—	453,091	3,710,818
Redemptions	(3,393,028)	(27,036,462)	(2,975,794)	(25,255,394)
Net increase	6,978,200	51,439,319	1,268,235	10,262,732
Class B shares
Subscriptions	6,225	50,100	7,874	69,877
Fund reorganization	15,891	118,240	—	—
Distributions reinvested	—	—	3,919	32,098
Redemptions(b)	(67,375)	(535,147)	(370,193)	(3,192,153)
Net decrease	(45,259)	(366,807)	(358,400)	(3,090,178)
Class C shares
Subscriptions	69,674	551,574	266,426	2,206,740
Fund reorganization	2,169,552	16,139,363	—	—
Distributions reinvested	—	—	8,152	66,763
Redemptions	(180,194)	(1,436,333)	(88,173)	(734,379)
Net increase	2,059,032	15,254,604	186,405	1,539,124
Class I shares
Subscriptions	6,496,705	52,848,360	5,642,116	49,720,056
Fund reorganization	263	1,972	—	—
Distributions reinvested	—	—	826,628	6,770,080
Redemptions	(4,409,415)	(34,916,605)	(6,338,087)	(53,983,372)
Net increase	2,087,553	17,933,727	130,657	2,506,764
Class K shares
Distributions reinvested	—	—	385	3,149
Redemptions	(1,584)	(12,414)	(2,620)	(23,294)
Net decrease	(1,584)	(12,414)	(2,235)	(20,145)
Class R shares
Subscriptions	3,223	24,845	—	—
Fund reorganization	79,385	580,468	—	—
Redemptions	(3,262)	(25,429)	—	—
Net increase	79,346	579,884	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity(continued)
Class R4 shares
Subscriptions	780,417	6,178,403	191,673	1,595,352
Fund reorganization	2,279,636	17,001,720	—	—
Distributions reinvested	—	—	3,635	29,659
Redemptions	(283,098)	(2,227,999)	(3,571)	(29,045)
Net increase	2,776,955	20,952,124	191,737	1,595,966
Class R5 shares
Subscriptions	994,214	8,096,770	108,351	839,697
Fund reorganization	2,027,062	15,126,802	—	—
Distributions reinvested	—	—	93	759
Redemptions	(146,387)	(1,169,285)	(4,909)	(40,553)
Net increase	2,874,889	22,054,287	103,535	799,903
Class W shares
Subscriptions	3,499,360	27,716,860	2,511,043	21,430,038
Distributions reinvested	—	—	365,480	2,993,284
Redemptions	(15,614,182)	(118,613,359)	(9,504,321)	(82,708,561)
Net decrease	(12,114,822)	(90,896,499)	(6,627,798)	(58,285,239)
Class Y shares
Subscriptions	1,215	9,379	285	2,500
Redemptions	(8)	(60)	—	—
Net increase	1,207	9,319	285	2,500
Class Z shares
Subscriptions	761,406	5,979,641	719,734	5,693,388
Fund reorganization	7,340,480	54,962,325	—	—
Distributions reinvested	—	—	2,648	21,716
Redemptions	(1,122,223)	(8,806,813)	(271,017)	(2,131,657)
Net increase	6,979,663	52,135,153	451,365	3,583,447
Total net increase (decrease)	11,675,180	89,082,697	(4,656,214)	(41,105,126)

(a) Class R4, Class R5 and Class Y shares are based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2016		2015		2014(a)
Per share data
Net asset value, beginning of period	$7.46		$8.65		$9.20		$7.65
Income from investment operations:
Net investment income	0.15		0.16		0.20		0.19
Net realized and unrealized gain (loss)	0.48		(1.18)		(0.49)		1.49
Total from investment operations	0.63		(1.02)		(0.29)		1.68
Less distributions to shareholders:
Net investment income	—		(0.17)		(0.26)		(0.13)
Tax return of capital	—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.17)		(0.26)		(0.13)
Net asset value, end of period	$8.09		$7.46		$8.65		$9.20
Total return	8.45%		(11.95%)		(2.92%)		22.10%
Ratios to average net assets(c)
Total gross expenses	1.45	%(d)	1.44%		1.40%		1.71%
Total net expenses(e)	1.45	%(d)	1.44	%(f)	1.40	%(f)	1.41	%(f)
Net investment income	3.67	%(d)	1.93%		2.32%		2.22%
Supplemental data
Net assets, end of period (in thousands)	$242,774		$171,630		$188,171		$219,133
Portfolio turnover	22%		68%		74%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2016		2015		2014(a)
Per share data
Net asset value, beginning of period	$7.44		$8.64		$9.18		$7.65
Income from investment operations:
Net investment income	0.13		0.14		0.15		0.14
Net realized and unrealized gain (loss)	0.47		(1.22)		(0.49)		1.47
Total from investment operations	0.60		(1.08)		(0.34)		1.61
Less distributions to shareholders:
Net investment income	—		(0.12)		(0.20)		(0.08)
Tax return of capital	—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.12)		(0.20)		(0.08)
Net asset value, end of period	$8.04		$7.44		$8.64		$9.18
Total return	8.06%		(12.66%)		(3.60%)		21.13%
Ratios to average net assets(c)
Total gross expenses	2.20	%(d)	2.18%		2.15%		2.47%
Total net expenses(e)	2.20	%(d)	2.18	%(f)	2.15	%(f)	2.16	%(f)
Net investment income	3.16	%(d)	1.67%		1.74%		1.66%
Supplemental data
Net assets, end of period (in thousands)	$1,596		$1,812		$5,202		$9,662
Portfolio turnover	22%		68%		74%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2016		2015		2014(a)
Per share data
Net asset value, beginning of period	$7.44		$8.64		$9.18		$7.65
Income from investment operations:
Net investment income	0.08		0.09		0.13		0.12
Net realized and unrealized gain (loss)	0.52		(1.17)		(0.47)		1.49
Total from investment operations	0.60		(1.08)		(0.34)		1.61
Less distributions to shareholders:
Net investment income	—		(0.12)		(0.20)		(0.08)
Tax return of capital	—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.12)		(0.20)		(0.08)
Net asset value, end of period	$8.04		$7.44		$8.64		$9.18
Total return	8.06%		(12.66%)		(3.60%)		21.13%
Ratios to average net assets(c)
Total gross expenses	2.19	%(d)	2.19%		2.16%		2.46%
Total net expenses(e)	2.19	%(d)	2.19	%(f)	2.16	%(f)	2.16	%(f)
Net investment income	2.11	%(d)	1.08%		1.54%		1.46%
Supplemental data
Net assets, end of period (in thousands)	$22,342		$5,345		$4,597		$4,843
Portfolio turnover	22%		68%		74%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,				Year Ended February 29,
Class I	(Unaudited)		2016	2015		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$7.46		$8.65	$9.20		$7.65	$7.22	$7.87
Income from investment operations:
Net investment income	0.17		0.21	0.24		0.20	0.20	0.22
Net realized and unrealized gain (loss)	0.49		(1.19)	(0.48)		1.51	0.40	(0.62)
Total from investment operations	0.66		(0.98)	(0.24)		1.71	0.60	(0.40)
Less distributions to shareholders:
Net investment income	—		(0.21)	(0.31)		(0.16)	(0.17)	(0.25)
Tax return of capital	—		—	(0.00	)(b)	—	—	—
Total distributions to shareholders	—		(0.21)	(0.31)		(0.16)	(0.17)	(0.25)
Net asset value, end of period	$8.12		$7.46	$8.65		$9.20	$7.65	$7.22
Total return	8.85%		(11.57%)	(2.43%)		22.55%	8.49%	(4.55%)
Ratios to average net assets(c)
Total gross expenses	0.93	%(d)	0.93%	0.92%		1.04%	1.33%	1.76	%(d)
Total net expenses(e)	0.93	%(d)	0.93%	0.92%		0.98%	1.07%	0.84	%(d)
Net investment income	4.31	%(d)	2.42%	2.73%		2.36%	2.78%	3.37	%(d)
Supplemental data
Net assets, end of period (in thousands)	$286,447		$247,603	$285,957		$98,706	$26,514	$28,376
Portfolio turnover	22%		68%	74%		63%	46%	96%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class K	(Unaudited)		2016	2015		2014(a)
Per share data
Net asset value, beginning of period	$7.46		$8.65	$9.20		$7.65
Income from investment operations:
Net investment income	0.17		0.19	0.22		0.20
Net realized and unrealized gain (loss)	0.47		(1.19)	(0.49)		1.49
Total from investment operations	0.64		(1.00)	(0.27)		1.69
Less distributions to shareholders:
Net investment income	—		(0.19)	(0.28)		(0.14)
Tax return of capital	—		—	(0.00	)(b)	—
Total distributions to shareholders	—		(0.19)	(0.28)		(0.14)
Net asset value, end of period	$8.10		$7.46	$8.65		$9.20
Total return	8.58%		(11.80%)	(2.73%)		22.25%
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)	1.23%	1.22%		1.33%
Total net expenses(e)	1.23	%(d)	1.23%	1.22%		1.26%
Net investment income	4.12	%(d)	2.26%	2.49%		2.39%
Supplemental data
Net assets, end of period (in thousands)	$130		$131	$172		$197
Portfolio turnover	22%		68%	74%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R	Six Months Ended August 31, 2016 (Unaudited)
Per share data
Net asset value, beginning of period	$7.46
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain	0.39
Total from investment operations	0.45
Net asset value, end of period	$7.91
Total return	6.03%
Ratios to average net assets(a)
Total gross expenses	1.69	%(b)
Total net expenses(c)	1.69	%(b)
Net investment income	1.64	%(b)
Supplemental data
Net assets, end of period (in thousands)	$628
Portfolio turnover	22%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016(a)
Per share data
Net asset value, beginning of period	$7.43		$8.78
Income from investment operations:
Net investment income	0.10		0.01
Net realized and unrealized gain (loss)	0.55		(1.17)
Total from investment operations	0.65		(1.16)
Less distributions to shareholders:
Net investment income	—		(0.19)
Total distributions to shareholders	—		(0.19)
Net asset value, end of period	$8.08		$7.43
Total return	8.75%		(13.43%)
Ratios to average net assets(b)
Total gross expenses	1.19	%(c)	1.23	%(c)
Total net expenses(d)	1.19	%(c)	1.21	%(c)(e)
Net investment income	2.60	%(c)	0.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$23,976		$1,425
Portfolio turnover	22%		68%

Notes to Financial Highlights

(a)  Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016(a)
Per share data
Net asset value, beginning of period	$7.42		$8.78
Income from investment operations:
Net investment income	0.13		0.02
Net realized and unrealized gain (loss)	0.53		(1.18)
Total from investment operations	0.66		(1.16)
Less distributions to shareholders:
Net investment income	—		(0.20)
Total distributions to shareholders	—		(0.20)
Net asset value, end of period	$8.08		$7.42
Total return	8.89%		(13.41%)
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.04	%(c)
Total net expenses(d)	0.99	%(c)	1.04	%(c)
Net investment income	3.34	%(c)	0.45	%(c)
Supplemental data
Net assets, end of period (in thousands)	$24,051		$768
Portfolio turnover	22%		68%

Notes to Financial Highlights

(a)  Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,
Class W	(Unaudited)		2016		2015		2014		2013	2012(a)
Per share data
Net asset value, beginning of period	$7.45		$8.64		$9.19		$7.65		$7.22	$7.87
Income from investment operations:
Net investment income	0.18		0.19		0.21		0.19		0.17	0.22
Net realized and unrealized gain (loss)	0.45		(1.21)		(0.50)		1.48		0.42	(0.64)
Total from investment operations	0.63		(1.02)		(0.29)		1.67		0.59	(0.42)
Less distributions to shareholders:
Net investment income	—		(0.17)		(0.26)		(0.13)		(0.16)	(0.23)
Tax return of capital	—		—		(0.00	)(b)	—		—	—
Total distributions to shareholders	—		(0.17)		(0.26)		(0.13)		(0.16)	(0.23)
Net asset value, end of period	$8.08		$7.45		$8.64		$9.19		$7.65	$7.22
Total return	8.46%		(11.97%)		(2.93%)		21.97%		8.24%	(4.81%)
Ratios to average net assets(c)
Total gross expenses	1.45	%(d)	1.44%		1.40%		1.63%		1.58%	2.09	%(d)
Total net expenses(e)	1.45	%(d)	1.44	%(f)	1.40	%(f)	1.41	%(f)	1.33%	1.12	%(d)
Net investment income	4.39	%(d)	2.17%		2.41%		2.21%		2.46%	3.24	%(d)
Supplemental data
Net assets, end of period (in thousands)	$43,674		$130,496		$208,707		$303,273		$2	$2
Portfolio turnover	22%		68%		74%		63%		46%	96%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016(a)
Per share data
Net asset value, beginning of period	$7.42		$8.78
Income from investment operations:
Net investment income	0.13		0.07
Net realized and unrealized gain (loss)	0.53		(1.22)
Total from investment operations	0.66		(1.15)
Less distributions to shareholders:
Net investment income	—		(0.21)
Total distributions to shareholders	—		(0.21)
Net asset value, end of period	$8.08		$7.42
Total return	8.89%		(13.34%)
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.92	%(c)
Total net expenses(d)	0.91	%(c)	0.92	%(c)
Net investment income	3.22	%(c)	1.26	%(c)
Supplemental data
Net assets, end of period (in thousands)	$12		$2
Portfolio turnover	22%		68%

Notes to Financial Highlights

(a)  Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013	2012
Per share data
Net asset value, beginning of period	$7.46		$8.66		$9.20		$7.66		$7.23	$8.00
Income from investment operations:
Net investment income	0.10		0.10		0.23		0.40		0.19	0.32
Net realized and unrealized gain (loss)	0.55		(1.11)		(0.48)		1.29		0.41	(0.85)
Total from investment operations	0.65		(1.01)		(0.25)		1.69		0.60	(0.53)
Less distributions to shareholders:
Net investment income	—		(0.19)		(0.29)		(0.15)		(0.17)	(0.24)
Tax return of capital	—		—		(0.00	)(a)	—		—	—
Total distributions to shareholders	—		(0.19)		(0.29)		(0.15)		(0.17)	(0.24)
Net asset value, end of period	$8.11		$7.46		$8.66		$9.20		$7.66	$7.23
Total return	8.71%		(11.87%)		(2.56%)		22.19%		8.45%	(6.17%)
Ratios to average net assets(b)
Total gross expenses	1.19	%(c)	1.22%		1.16%		1.52%		1.32%	1.87%
Total net expenses(d)	1.19	%(c)	1.20	%(e)	1.16	%(e)	1.21	%(e)	1.07%	0.98%
Net investment income	2.56	%(c)	1.25%		2.64%		4.97%		2.72%	3.80%
Supplemental data
Net assets, end of period (in thousands)	$60,565		$3,660		$340		$88		$2,680	$2,521
Portfolio turnover	22%		68%		74%		63%		46%	96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W, Class Y and Class Z shares. Effective March 1, 2016, the Fund also offers Class R shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus. Class R shares commenced operations on March 1, 2016.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and/or wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments, and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	172,868
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	138,485

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	231,515	231,515
Foreign exchange risk	(1,757,557)	—	(1,757,557)
Total	(1,757,557)	231,515	(1,526,042)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	298,544

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31 , 2016:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	284,761	(204,521)

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2016.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2016:

Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	172,868
Liabilities
Forward foreign currency exchange contracts	138,485
Total Financial and Derivative Net Assets	34,383
Total collateral received (pledged)(a)	—
Net Amount(b)	34,383

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.86% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment

Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.27%
Class B	0.27
Class C	0.26
Class K	0.05
Class R	0.25
Class R4	0.26
Class R5	0.05
Class W	0.27
Class Z	0.26

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $82,093 for Class A, $41 for Class B and $233 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	1.46%	1.46%
Class B	2.21	2.21
Class C	2.21	2.21
Class I	1.02	1.03
Class K	1.32	1.33
Class R	1.71	1.71
Class R4	1.21	1.21
Class R5	1.07	1.08
Class W	1.46	1.46
Class Y	1.02	1.03
Class Z	1.21	1.21

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reorganization (see Note 8) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund's shareholders during the first year following the reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $772,017,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$37,754,000
Unrealized depreciation	(105,944,000)
Net unrealized depreciation	$(68,190,0000)

The following capital loss carryforwards, determined as of February 29, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	321,237,467
2018	3,000,399
No expiration — short-term	4,382,871
No expiration — long-term	5,636
Total	328,626,373

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $1,683,796 at February 29, 2016 as arising on March 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The Fund acquired $535,152,757 of capital loss carryforward in connection with Columbia International Value Fund (Note 8). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital losses as a result of the merger. The yearly utilization of the acquired realized and unrealized losses may be limited by the Internal Revenue Code.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $277,272,663 and $143,960,385, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Fund Reorganization

At the close of business on June 24, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia International Value Fund, a series of the Trust (the acquired fund). The reorganization was completed after the Board of the acquired fund approved a plan of reorganization at its meeting on June 13-15, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the reorganization were $601,689,475 and the combined net assets immediately after the reorganization were $767,936,962.

The reorganization was accomplished by a tax-free exchange of 13,490,091 shares of the acquired fund valued at $166,247,487 (including $(32,350,053) of unrealized depreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	8,333,117
Class B	15,891
Class C	2,169,552
Class I	263
Class R	79,385
Class R4	2,279,636
Class R5	2,027,062
Class Z	7,340,480

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on March 1, 2016, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended August 31, 2016 would have been approximately $16.1 million, $18.0 million, $21.0 million and $55.1 million, respectively.

Note 9. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, affiliated shareholders of record owned 73.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016

COLUMBIA OVERSEAS VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Overseas Value Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR208_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA SMALL CAP INDEX FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SMALL CAP INDEX FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	30
Approval of Management Agreement	38
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA SMALL CAP INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small Cap Index Fund (the Fund) Class A shares returned 19.02% for the six-month period that ended August 31, 2016.

■  The Fund slightly underperformed its benchmark, the unmanaged S&P SmallCap 600 Index, which returned 19.25% for the same period.

■  Mutual funds, unlike unmanaged indices, incur operating expenses, which accounted for performance differential between the Fund and the index.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/15/96	19.02	12.67	14.63	8.32
Class B*	03/07/11
Excluding sales charges		18.59	11.86	13.78	7.51
Including sales charges		13.59	6.86	13.55	7.51
Class I*	11/16/11	19.20	12.98	14.93	8.47
Class K*	03/07/11	19.05	12.67	14.64	8.32
Class R5*	11/08/12	19.20	12.95	14.86	8.43
Class W*	06/25/14	19.01	12.67	14.63	8.33
Class Z	10/15/96	19.18	12.94	14.92	8.59
S&P SmallCap 600 Index		19.25	13.26	15.18	8.73

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
iShares Core S&P Small-Cap ETF	1.0
Piedmont Natural Gas Co., Inc.	0.7
Take-Two Interactive Software, Inc.	0.6
NuVasive, Inc.	0.5
Blackbaud, Inc.	0.5
Cirrus Logic, Inc.	0.5
B&G Foods, Inc.	0.5
Medidata Solutions, Inc.	0.5
PDC Energy, Inc.	0.5
Spire, Inc.	0.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	96.4
Exchange-Traded Funds	1.0
Money Market Funds	2.6
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	13.6
Consumer Staples	3.1
Energy	3.0
Financials	23.7
Health Care	12.4
Industrials	17.7
Information Technology	16.1
Materials	5.6
Telecommunication Services	1.0
Utilities	3.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA SMALL CAP INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,190.20	1,022.94	2.48	2.29	0.45
Class B	1,000.00	1,000.00	1,185.90	1,019.16	6.61	6.11	1.20
Class I	1,000.00	1,000.00	1,192.00	1,024.20	1.11	1.02	0.20
Class K	1,000.00	1,000.00	1,190.50	1,022.94	2.48	2.29	0.45
Class R5	1,000.00	1,000.00	1,192.00	1,024.20	1.11	1.02	0.20
Class W	1,000.00	1,000.00	1,190.10	1,022.94	2.48	2.29	0.45
Class Z	1,000.00	1,000.00	1,191.80	1,024.20	1.10	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 13.1%
Auto Components 1.6%
American Axle & Manufacturing Holdings, Inc.(a)	364,640	6,249,930
Cooper-Standard Holding, Inc.(a)	81,970	8,119,128
Dorman Products, Inc.(a)	143,525	9,052,122
Drew Industries, Inc.	116,807	11,896,793
Gentherm, Inc.(a)	173,640	5,724,911
Motorcar Parts of America, Inc.(a)	87,360	2,483,645
Standard Motor Products, Inc.	94,119	4,217,472
Superior Industries International, Inc.	106,574	3,102,369
Total		50,846,370
Automobiles 0.1%
Winnebago Industries, Inc.	128,180	3,085,292
Distributors 0.3%
Core-Mark Holding Co., Inc.	220,520	8,412,838
VOXX International Corp.(a)	94,984	291,601
Total		8,704,439
Diversified Consumer Services 0.4%
American Public Education, Inc.(a)	76,534	1,581,958
Capella Education Co.	50,653	2,984,475
Career Education Corp.(a)	325,788	2,130,653
Regis Corp.(a)	177,470	2,230,798
Strayer Education, Inc.(a)	53,165	2,588,072
Universal Technical Institute, Inc.	100,952	230,171
Total		11,746,127
Hotels, Restaurants & Leisure 2.7%
Belmond Ltd., Class A(a)	416,200	4,648,954
Biglari Holdings, Inc.(a)	5,029	2,215,727
BJ's Restaurants, Inc.(a)	94,302	3,745,675
Bob Evans Farms, Inc.	94,380	3,869,580
Boyd Gaming Corp.(a)	384,663	7,500,929
Chuy's Holdings, Inc.(a)	78,840	2,387,275
DineEquity, Inc.	78,981	6,159,728
Fiesta Restaurant Group, Inc.(a)	128,550	3,247,173
Interval Leisure Group, Inc.	528,428	9,194,647
Marcus Corp. (The)	89,553	2,113,451
Marriott Vacations Worldwide Corp.	117,017	9,022,011
Monarch Casino & Resort, Inc.(a)	51,745	1,231,014
Papa John's International, Inc.	131,356	9,829,369

Common Stocks (continued)

Issuer	Shares	Value ($)
Popeyes Louisiana Kitchen, Inc.(a)	104,360	5,690,751
Red Robin Gourmet Burgers, Inc.(a)	65,044	3,269,111
Ruby Tuesday, Inc.(a)	286,895	872,161
Ruth's Hospitality Group, Inc.	160,848	2,406,286
Scientific Games Corp., Class A(a)	241,510	1,992,458
Sonic Corp.	231,423	6,639,526
Total		86,035,826
Household Durables 1.5%
Cavco Industries, Inc.(a)	39,580	4,138,880
Ethan Allen Interiors, Inc.	121,642	4,070,141
Installed Building Products, Inc.(a)	79,160	2,642,361
iRobot Corp.(a)	130,935	5,219,069
La-Z-Boy, Inc.	237,807	6,342,313
LGI Homes, Inc.(a)	70,270	2,699,773
M/I Homes, Inc.(a)	117,583	2,720,871
MDC Holdings, Inc.	186,880	4,879,437
Meritage Homes Corp.(a)	177,341	6,366,542
TopBuild Corp.(a)	183,320	6,254,878
Universal Electronics, Inc.(a)	68,789	5,092,450
Total		50,426,715
Internet & Catalog Retail 0.3%
Blue Nile, Inc.	55,332	1,906,741
FTD Companies, Inc.(a)	84,540	1,986,690
Nutrisystem, Inc.	138,872	4,002,291
PetMed Express, Inc.	96,208	1,939,553
Total		9,835,275
Leisure Products 0.3%
Arctic Cat, Inc.	62,219	881,643
Callaway Golf Co.	447,775	5,113,591
Sturm Ruger & Co., Inc.	90,390	5,540,003
Total		11,535,237
Media 0.6%
EW Scripps Co. (The), Class A(a)	254,274	4,320,115
Gannett Co., Inc.	555,430	6,626,280
Harte-Hanks, Inc.	225,560	365,407
Scholastic Corp.	126,970	5,111,812
Sizmek, Inc.(a)	92,993	359,883
World Wrestling Entertainment, Inc., Class A	175,800	3,651,366
Total		20,434,863

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Multiline Retail 0.1%
Fred's, Inc., Class A	166,889	1,887,515
Tuesday Morning Corp.(a)	212,312	1,416,121
Total		3,303,636
Specialty Retail 3.9%
Asbury Automotive Group, Inc.(a)	105,590	5,672,295
Barnes & Noble Education, Inc.(a)	186,303	2,084,731
Barnes & Noble, Inc.	288,370	3,304,720
Big 5 Sporting Goods Corp.	87,525	1,094,938
Buckle, Inc. (The)	133,441	3,438,774
Caleres, Inc.	208,104	5,398,218
Cato Corp. (The), Class A	123,475	4,232,723
Children's Place, Inc. (The)	89,961	7,322,825
Express, Inc.(a)	326,280	3,859,892
Finish Line, Inc., Class A (The)	201,267	4,844,497
Five Below, Inc.(a)	260,850	11,623,476
Francesca's Holdings Corp.(a)	192,955	2,633,836
Genesco, Inc.(a)	99,672	7,240,174
Group 1 Automotive, Inc.	99,965	5,931,923
Haverty Furniture Companies, Inc.	90,886	1,817,720
Hibbett Sports, Inc.(a)	106,673	4,093,043
Kirkland's, Inc.(a)	68,464	857,854
Lithia Motors, Inc., Class A	113,572	9,400,354
Lumber Liquidators Holdings, Inc.(a)	129,178	2,035,845
MarineMax, Inc.(a)	116,019	2,300,657
Monro Muffler Brake, Inc.	153,711	8,670,837
Outerwall, Inc.	82,058	4,263,734
Rent-A-Center, Inc.	253,060	3,092,393
Select Comfort Corp.(a)	222,531	5,841,439
Shoe Carnival, Inc.	67,910	2,014,211
Sonic Automotive, Inc., Class A	136,901	2,332,793
Stage Stores, Inc.	129,022	694,138
Stein Mart, Inc.	141,471	1,137,427
Tailored Brands, Inc.	231,800	3,055,124
Vitamin Shoppe, Inc.(a)	115,683	3,206,733
Zumiez, Inc.(a)	89,928	1,501,798
Total		124,999,122
Textiles, Apparel & Luxury Goods 1.3%
Crocs, Inc.(a)	349,618	3,020,700
G-III Apparel Group Ltd.(a)	191,170	6,035,237

Common Stocks (continued)

Issuer	Shares	Value ($)
Iconix Brand Group, Inc.(a)	267,401	2,246,168
Movado Group, Inc.	78,013	1,770,895
Oxford Industries, Inc.	70,286	4,386,549
Perry Ellis International, Inc.(a)	55,712	1,038,472
Steven Madden Ltd.(a)	265,262	9,308,044
Unifi, Inc.(a)	71,430	1,859,323
Vera Bradley, Inc.(a)	96,790	1,447,978
Wolverine World Wide, Inc.	474,522	11,345,821
Total		42,459,187
Total Consumer Discretionary		423,412,089
CONSUMER STAPLES 3.0%
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	125,199	4,626,103
SpartanNash Co.	178,609	5,719,060
SUPERVALU, Inc.(a)	1,266,360	6,939,653
Total		17,284,816
Food Products 1.7%
B&G Foods, Inc.	316,296	15,017,734
Cal-Maine Foods, Inc.	148,016	6,799,855
Calavo Growers, Inc.	70,642	4,164,346
Darling Ingredients, Inc.(a)	784,413	11,044,535
J&J Snack Foods Corp.	70,107	8,553,054
Sanderson Farms, Inc.	94,697	9,112,692
Seneca Foods Corp., Class A(a)	28,643	844,968
Snyders-Lance, Inc.	75	2,651
Total		55,539,835
Household Products 0.4%
Central Garden & Pet Co.(a)	47,110	1,209,785
Central Garden & Pet Co., Class A(a)	157,972	3,830,821
WD-40 Co.	63,479	7,512,740
Total		12,553,346
Personal Products 0.2%
Inter Parfums, Inc.	81,419	2,782,088
Medifast, Inc.	44,599	1,639,905
Total		4,421,993
Tobacco 0.2%
Universal Corp.	108,290	6,515,809
Total Consumer Staples		96,315,799

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 2.8%
Energy Equipment & Services 1.5%
Archrock, Inc.	331,890	3,657,428
Atwood Oceanics, Inc.	277,970	2,195,963
Basic Energy Services, Inc.(a)	187,511	69,567
Bristow Group, Inc.	166,725	1,902,332
CARBO Ceramics, Inc.	93,930	1,176,943
Era Group, Inc.(a)	93,549	681,972
Exterran Corp.(a)	167,500	2,366,775
Geospace Technologies Corp.(a)	63,530	1,122,575
Gulf Island Fabrication, Inc.	64,157	564,582
Gulfmark Offshore, Inc., Class A(a)	122,930	264,300
Helix Energy Solutions Group, Inc.(a)	476,670	3,575,025
Hornbeck Offshore Services, Inc.(a)	153,509	839,694
Matrix Service Co.(a)	126,856	2,345,567
Newpark Resources, Inc.(a)	400,920	2,830,495
Pioneer Energy Services Corp.(a)	308,308	1,026,666
SEACOR Holdings, Inc.(a)	75,894	4,461,049
Tesco Corp.	220,545	1,501,911
Tetra Technologies, Inc.(a)	430,879	2,606,818
Tidewater, Inc.	224,350	733,625
Unit Corp.(a)	245,100	4,188,759
US Silica Holdings, Inc.	302,680	11,880,190
Total		49,992,236
Oil, Gas & Consumable Fuels 1.3%
Bill Barrett Corp.(a)	286,850	1,904,684
Bonanza Creek Energy, Inc.(a)	193,950	197,829
Carrizo Oil & Gas, Inc.(a)	260,555	9,976,651
Cloud Peak Energy, Inc.(a)	292,014	1,206,018
Contango Oil & Gas Co.(a)	105,468	1,018,821
Green Plains, Inc.	172,370	4,185,143
Northern Oil and Gas, Inc.(a)	255,620	828,209
PDC Energy, Inc.(a)	220,777	14,659,592
REX American Resources Corp.(a)	26,270	2,113,159
Synergy Resources Corp.(a)	923,260	6,047,353
Total		42,137,459
Total Energy		92,129,695

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 22.9%
Banks 9.0%
Ameris Bancorp	132,820	4,624,792
Banc of California, Inc.	234,120	5,225,558
Banner Corp.	97,913	4,335,588
Boston Private Financial Holdings, Inc.	395,345	5,092,044
Brookline Bancorp, Inc.	335,554	4,006,515
Cardinal Financial Corp.	154,515	4,148,728
Central Pacific Financial Corp.	148,090	3,789,623
City Holding Co.	71,460	3,615,161
Columbia Banking System, Inc.	276,475	9,134,734
Community Bank System, Inc.	210,260	9,976,837
Customers Bancorp, Inc.(a)	119,890	3,205,859
CVB Financial Corp.	477,894	8,501,734
First BanCorp(a)	558,659	2,737,429
First Commonwealth Financial Corp.	422,932	4,318,136
First Financial Bancorp	294,855	6,427,839
First Financial Bankshares, Inc.	314,862	11,530,246
First Midwest Bancorp, Inc.	387,652	7,586,350
First NBC Bank Holding Co.(a)	75,480	985,769
Glacier Bancorp, Inc.	363,057	10,869,927
Great Western Bancorp, Inc.	279,730	9,577,955
Hanmi Financial Corp.	153,730	4,032,338
Home Bancshares, Inc.	582,140	13,622,076
Hope Bancorp, Inc.	606,422	10,430,458
Independent Bank Corp.	125,366	6,641,891
LegacyTexas Financial Group, Inc.	208,933	6,336,938
NBT Bancorp, Inc.	204,750	6,611,377
OFG Bancorp	209,320	2,283,681
Old National Bancorp	642,526	9,098,168
Opus Bank	89,830	3,136,864
Pinnacle Financial Partners, Inc.	184,403	10,453,806
S&T Bancorp, Inc.	166,357	4,782,764
ServisFirst Bancshares, Inc.	103,700	5,434,917
Simmons First National Corp., Class A	136,252	6,838,488
Southside Bancshares, Inc.	116,225	3,817,991
Sterling Bancorp	572,630	10,221,445
Texas Capital Bancshares, Inc.(a)	218,809	11,491,849
Tompkins Financial Corp.	58,723	4,341,391

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UMB Financial Corp.	200,477	12,189,002
United Bankshares, Inc.	320,218	12,616,589
United Community Banks, Inc.	335,115	7,030,713
Westamerica Bancorporation	121,550	6,179,602
Wintrust Financial Corp.	245,641	13,652,727
Total		290,935,899
Capital Markets 1.4%
Calamos Asset Management, Inc., Class A	82,202	574,592
Evercore Partners, Inc., Class A	189,135	9,691,277
Financial Engines, Inc.	252,058	8,058,294
Greenhill & Co., Inc.	132,240	3,033,586
HFF, Inc., Class A	165,177	4,428,395
Interactive Brokers Group, Inc., Class A	291,630	10,463,685
INTL FCStone, Inc.(a)	71,710	2,582,994
Investment Technology Group, Inc.	158,293	2,434,546
Piper Jaffray Companies(a)	63,788	2,830,912
Virtus Investment Partners, Inc.	28,497	2,598,926
Total		46,697,207
Consumer Finance 1.0%
Cash America International, Inc.	114,420	4,980,703
Encore Capital Group, Inc.(a)	113,115	2,438,759
Enova International, Inc.(a)	128,021	1,227,721
Ezcorp, Inc., Class A(a)	242,974	2,514,781
FirstCash, Inc.	134,623	6,962,702
Green Dot Corp., Class A(a)	206,145	4,782,564
PRA Group, Inc.(a)	220,824	7,061,951
World Acceptance Corp.(a)	39,910	1,920,070
Total		31,889,251
Diversified Financial Services 0.3%
Cardtronics PLC, Class A(a)	215,538	9,679,812
Insurance 3.0%
American Equity Investment Life Holding Co.	419,230	7,386,833
AMERISAFE, Inc.	91,430	5,486,714
eHealth, Inc.(a)	79,848	897,491
Employers Holdings, Inc.	154,636	4,711,759
HCI Group, Inc.	41,530	1,320,239
Horace Mann Educators Corp.	191,247	6,990,078
Infinity Property & Casualty Corp.	52,704	4,440,839

Common Stocks (continued)

Issuer	Shares	Value ($)
Maiden Holdings Ltd.	271,900	3,754,939
Navigators Group, Inc. (The)	52,646	4,946,618
ProAssurance Corp.	253,556	13,950,651
RLI Corp.	181,106	12,854,904
Safety Insurance Group, Inc.	67,197	4,465,241
Selective Insurance Group, Inc.	274,759	10,962,884
Stewart Information Services Corp.	111,310	5,095,772
United Fire Group, Inc.	101,495	4,385,599
United Insurance Holdings Corp.	85,430	1,345,522
Universal Insurance Holdings, Inc.	153,480	3,803,234
Total		96,799,317
Real Estate Investment Trusts (REITs) 6.6%
Acadia Realty Trust	361,162	13,341,324
Agree Realty Corp.	112,675	5,407,273
American Assets Trust, Inc.	188,290	8,341,247
Capstead Mortgage Corp.	457,335	4,536,763
CareTrust REIT, Inc.	276,046	4,102,044
Cedar Realty Trust, Inc.	357,966	2,709,803
Chesapeake Lodging Trust	286,390	7,297,217
Coresite Realty Corp.	161,630	12,610,373
Cousins Properties, Inc.	951,401	10,484,439
DiamondRock Hospitality Co.	957,328	10,138,104
EastGroup Properties, Inc.	153,382	11,255,171
Four Corners Property Trust, Inc.	256,884	5,320,068
Franklin Street Properties Corp.	506,595	6,362,833
Geo Group, Inc. (The)	352,567	7,065,443
Getty Realty Corp.	125,336	2,949,156
Government Properties Income Trust	339,025	7,899,282
Kite Realty Group Trust	397,360	11,475,757
Lexington Realty Trust	1,008,209	10,878,575
LTC Properties, Inc.	180,721	9,383,034
Parkway Properties, Inc.	388,741	6,997,338
Pennsylvania Real Estate Investment Trust	331,134	8,308,152
PS Business Parks, Inc.	92,930	10,294,785
Retail Opportunity Investments Corp.	506,680	11,304,031
Sabra Health Care REIT, Inc.	311,121	7,927,363
Saul Centers, Inc.	54,262	3,596,485
Summit Hotel Properties, Inc.	415,840	5,946,512
Universal Health Realty Income Trust	58,446	3,599,689

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Urstadt Biddle Properties, Inc., Class A	139,246	3,162,277
Total		212,694,538
Real Estate Management & Development 0.2%
Forestar Group, Inc.(a)	161,596	2,028,030
RE/MAX Holdings, Inc., Class A	84,110	3,502,340
Total		5,530,370
Thrifts & Mortgage Finance 1.4%
Astoria Financial Corp.	435,040	6,656,112
Bank Mutual Corp.	201,926	1,575,023
BofI Holding, Inc.(a)	273,530	5,880,895
Dime Community Bancshares, Inc.	146,944	2,595,031
LendingTree, Inc.(a)	32,840	3,185,480
Northfield Bancorp, Inc.	186,720	2,966,981
Northwest Bancshares, Inc.	485,486	7,534,743
Oritani Financial Corp.	182,798	2,937,564
Provident Financial Services, Inc.	282,001	6,082,761
TrustCo Bank Corp.	455,185	3,250,021
Walker & Dunlop, Inc.(a)	129,480	3,431,220
Total		46,095,831
Total Financials		740,322,225
HEALTH CARE 11.9%
Biotechnology 1.2%
Acorda Therapeutics, Inc.(a)	219,575	5,287,366
AMAG Pharmaceuticals, Inc.(a)	164,820	3,927,661
Emergent Biosolutions, Inc.(a)	148,939	3,969,224
Enanta Pharmaceuticals, Inc.(a)	63,250	1,390,867
Ligand Pharmaceuticals, Inc.(a)	90,320	9,330,959
MiMedx Group, Inc.(a)	475,170	3,440,231
Momenta Pharmaceuticals, Inc.(a)	301,441	3,623,321
Repligen Corp.(a)	160,340	4,968,937
Spectrum Pharmaceuticals, Inc.(a)	336,305	1,785,779
Total		37,724,345
Health Care Equipment & Supplies 4.5%
Abaxis, Inc.	100,809	5,054,563
Analogic Corp.	58,990	5,250,110
Angiodynamics, Inc.(a)	136,350	2,255,229
Anika Therapeutics, Inc.(a)	68,310	3,226,964
Cantel Medical Corp.	170,945	12,925,151

Common Stocks (continued)

Issuer	Shares	Value ($)
CONMED Corp.	123,018	5,019,134
CryoLife, Inc.	122,810	1,958,820
Cynosure Inc., Class A(a)	112,126	5,840,643
Haemonetics Corp.(a)	243,297	9,040,917
ICU Medical, Inc.(a)	68,989	8,607,758
Inogen, Inc.(a)	69,300	4,020,786
Integer Holdings Corp.(a)	120,372	2,913,002
Integra LifeSciences Holdings Corp.(a)	138,379	11,958,713
Invacare Corp.	143,772	1,706,574
Masimo Corp.(a)	210,140	12,427,680
Meridian Bioscience, Inc.	200,550	3,900,697
Merit Medical Systems, Inc.(a)	211,198	5,119,440
Natus Medical, Inc.(a)	157,850	6,141,943
Neogen Corp.(a)	178,859	10,563,413
NuVasive, Inc.(a)	237,531	15,551,155
SurModics, Inc.(a)	62,039	1,766,250
Vascular Solutions, Inc.(a)	82,800	3,988,476
Zeltiq Aesthetics, Inc.(a)	154,210	5,878,485
Total		145,115,903
Health Care Providers & Services 3.1%
Aceto Corp.	141,020	2,847,194
Adeptus Health, Inc., Class A(a)	64,260	2,734,906
Air Methods Corp.(a)	166,420	5,854,656
Almost Family, Inc.(a)	41,544	1,530,066
Amedisys, Inc.(a)	133,804	6,439,987
AMN Healthcare Services, Inc.(a)	228,950	8,294,858
BioTelemetry, Inc.(a)	133,230	2,460,758
Chemed Corp.	78,918	10,648,406
Corvel Corp.(a)	48,528	1,865,416
Cross Country Healthcare, Inc.(a)	156,181	1,900,723
Diplomat Pharmacy, Inc.(a)	172,960	5,411,918
Ensign Group, Inc. (The)	222,718	4,184,871
HealthEquity, Inc.(a)	168,470	5,485,383
Healthways, Inc.(a)	149,871	3,748,274
Kindred Healthcare, Inc.	405,915	4,481,302
Landauer, Inc.	45,776	2,175,276
LHC Group, Inc.(a)	62,190	2,211,476
Magellan Health, Inc.(a)	117,346	6,702,804
PharMerica Corp.(a)	146,499	3,700,565

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Providence Service Corp. (The)(a)	58,080	2,737,310
Quorum Health Corp.(a)	140,490	864,013
Select Medical Holdings Corp.(a)	500,480	5,945,702
Surgical Care Affiliates, Inc.(a)	129,690	5,349,712
U.S. Physical Therapy, Inc.	59,600	3,757,780
Total		101,333,356
Health Care Technology 1.1%
Computer Programs & Systems, Inc.	50,931	1,315,039
HealthStream, Inc.(a)	116,449	3,096,379
HMS Holdings Corp.(a)	401,130	8,748,645
Medidata Solutions, Inc.(a)	273,112	14,775,359
Omnicell, Inc.(a)	171,205	6,433,884
Quality Systems, Inc.	212,183	2,497,394
Total		36,866,700
Life Sciences Tools & Services 0.4%
Albany Molecular Research, Inc.(a)	106,180	1,573,588
Cambrex Corp.(a)	152,433	6,528,705
Luminex Corp.(a)	183,864	3,874,015
Total		11,976,308
Pharmaceuticals 1.6%
ANI Pharmaceuticals, Inc.(a)	36,160	2,160,198
Depomed, Inc.(a)	291,220	5,908,854
Impax Laboratories, Inc.(a)	330,730	8,000,359
Lannett Co., Inc.(a)	133,120	4,507,443
Medicines Co. (The)(a)	331,607	12,989,046
Nektar Therapeutics(a)	649,500	11,593,575
Phibro Animal Health Corp., Class A	88,280	2,142,556
Sciclone Pharmaceuticals, Inc.(a)	237,890	2,395,552
Supernus Pharmaceuticals, Inc.(a)	164,900	3,525,562
Total		53,223,145
Total Health Care		386,239,757
INDUSTRIALS 17.1%
Aerospace & Defense 1.3%
AAR Corp.	155,703	3,831,851
Aerojet Rocketdyne Holdings, Inc.(a)	330,037	5,930,765
Aerovironment, Inc.(a)	97,799	2,419,547
American Science & Engineering, Inc.	33,996	1,251,053
Cubic Corp.	104,157	4,876,631

Common Stocks (continued)

Issuer	Shares	Value ($)
Engility Holdings, Inc.(a)	82,326	2,469,780
Mercury Systems, Inc.(a)	190,799	4,327,321
Moog, Inc., Class A(a)	156,564	9,235,710
National Presto Industries, Inc.	23,167	2,021,553
Taser International, Inc.(a)	250,680	6,788,414
Total		43,152,625
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.(a)	118,265	4,392,362
Echo Global Logistics, Inc.(a)	119,230	3,076,134
Forward Air Corp.	145,139	6,688,005
HUB Group, Inc., Class A(a)	163,107	6,646,610
Total		20,803,111
Airlines 0.8%
Allegiant Travel Co.	61,452	8,495,125
Hawaiian Holdings, Inc.(a)	227,340	10,680,433
Skywest, Inc.	244,939	6,914,628
Total		26,090,186
Building Products 2.0%
AAON, Inc.	189,549	5,364,237
American Woodmark Corp.(a)	65,170	5,669,790
Apogee Enterprises, Inc.	137,220	6,641,448
Gibraltar Industries, Inc.(a)	141,757	5,409,447
Griffon Corp.	175,455	3,003,790
Patrick Industries, Inc.(a)	68,670	4,396,940
PGT, Inc.(a)	232,050	2,763,716
Quanex Building Products Corp.	163,264	3,155,893
Simpson Manufacturing Co., Inc.	195,766	8,590,212
Trex Co., Inc.(a)	139,810	8,659,831
Universal Forest Products, Inc.	96,770	10,562,445
Total		64,217,749
Commercial Services & Supplies 3.4%
ABM Industries, Inc.	267,358	10,274,568
Brady Corp., Class A	222,696	7,458,089
Brink's Co. (The)	235,130	8,582,245
Essendant, Inc.	177,094	3,430,311
G&K Services, Inc., Class A	94,169	9,165,469
Healthcare Services Group, Inc.	344,916	13,924,259
Interface, Inc.	312,069	5,517,380
Matthews International Corp., Class A	152,710	9,393,192
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Mobile Mini, Inc.	211,869	6,334,883
Multi-Color Corp.	62,530	4,178,880
Team, Inc.(a)	140,660	4,468,768
Tetra Tech, Inc.	276,124	9,747,177
U.S. Ecology, Inc.	103,770	4,655,122
Unifirst Corp.	72,872	9,356,036
Viad Corp.	96,522	3,451,627
Total		109,938,006
Construction & Engineering 0.3%
Aegion Corp.(a)	167,338	3,099,100
Comfort Systems U.S.A., Inc.	177,303	5,033,632
MYR Group, Inc.(a)	76,480	2,217,920
Orion Group Holdings, Inc.(a)	130,128	775,563
Total		11,126,215
Electrical Equipment 0.6%
AZZ, Inc.	123,545	8,207,094
Encore Wire Corp.	98,634	3,819,109
General Cable Corp.	234,720	3,786,034
Powell Industries, Inc.	41,815	1,662,146
Vicor Corp.(a)	78,609	857,624
Total		18,332,007
Industrial Conglomerates 0.1%
Raven Industries, Inc.	172,700	4,238,058
Machinery 4.7%
Actuant Corp., Class A	280,654	6,687,985
Alamo Group, Inc.	44,710	2,898,102
Albany International Corp., Class A	137,272	5,810,724
Astec Industries, Inc.	90,057	5,294,451
Barnes Group, Inc.	240,550	9,944,337
Briggs & Stratton Corp.	206,554	3,926,592
Chart Industries, Inc.(a)	145,820	4,392,098
CIRCOR International, Inc.	78,272	4,622,744
EnPro Industries, Inc.	103,543	5,580,968
ESCO Technologies, Inc.	122,692	5,535,863
Federal Signal Corp.	288,186	3,778,118
Franklin Electric Co., Inc.	182,636	6,985,827
Greenbrier Companies, Inc. (The)	121,860	4,129,835
Harsco Corp.	381,790	3,798,811
Hillenbrand, Inc.	300,365	9,656,735

Common Stocks (continued)

Issuer	Shares	Value ($)
John Bean Technologies Corp.	139,258	9,564,239
Lindsay Corp.	51,348	3,695,002
Lydall, Inc.(a)	81,638	3,921,890
Mueller Industries, Inc.	272,300	9,410,688
Proto Labs, Inc.(a)	112,830	6,174,058
SPX Corp.(a)	198,320	3,756,181
SPX FLOW, Inc.(a)	198,710	5,844,061
Standex International Corp.	61,038	5,138,789
Tennant Co.	84,200	5,450,266
Titan International, Inc.	208,430	1,915,472
Wabash National Corp.(a)	310,070	4,325,476
Watts Water Technologies, Inc., Class A	132,795	8,551,998
Total		150,791,310
Marine 0.3%
Matson, Inc.	206,190	7,956,872
Professional Services 1.7%
CDI Corp.	67,934	387,224
Exponent, Inc.	123,720	6,239,199
Heidrick & Struggles International, Inc.	83,122	1,553,550
Insperity, Inc.	77,472	5,078,290
Kelly Services, Inc., Class A	141,749	2,710,241
Korn/Ferry International	273,027	6,508,964
Navigant Consulting, Inc.(a)	227,062	4,459,498
On Assignment, Inc.(a)	228,992	8,635,288
Resources Connection, Inc.	175,227	2,644,175
TrueBlue, Inc.(a)	202,391	4,422,243
Wageworks, Inc.(a)	172,700	10,671,133
Total		53,309,805
Road & Rail 0.7%
ArcBest Corp.	115,315	2,111,418
Celadon Group, Inc.	131,620	1,027,952
Heartland Express, Inc.	281,686	5,360,484
Knight Transportation, Inc.	290,559	8,164,708
Marten Transport Ltd.	109,730	2,366,876
Roadrunner Transportation Systems, Inc.(a)	144,290	1,203,379
Saia, Inc.(a)	119,220	3,627,865
Total		23,862,682

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	186,021	8,839,718
DXP Enterprises, Inc.(a)	60,530	1,700,287
Kaman Corp.	129,001	5,790,855
Veritiv Corp.(a)	38,900	1,995,570
Total		18,326,430
Total Industrials		552,145,056
INFORMATION TECHNOLOGY 15.5%
Communications Equipment 1.3%
ADTRAN, Inc.	233,420	4,290,260
Bel Fuse, Inc., Class B	42,030	965,429
Black Box Corp.	71,593	998,722
CalAmp Corp.(a)	174,235	2,540,346
Comtech Telecommunications Corp.	111,037	1,431,267
Digi International, Inc.(a)	123,317	1,414,446
Harmonic, Inc.(a)	368,566	1,599,577
Ixia(a)	296,151	3,414,621
Lumentum Holdings, Inc.(a)	226,050	7,938,876
NETGEAR, Inc.(a)	155,225	8,847,825
Viavi Solutions, Inc.(a)	1,108,290	8,622,496
Total		42,063,865
Electronic Equipment, Instruments & Components 4.2%
Agilysys, Inc.(a)	72,264	798,517
Anixter International, Inc.(a)	135,481	8,662,655
Badger Meter, Inc.	69,298	4,572,975
Benchmark Electronics, Inc.(a)	235,041	5,669,189
Coherent, Inc.(a)	115,779	12,177,635
CTS Corp.	156,147	3,010,514
Daktronics, Inc.	184,463	1,757,932
DTS, Inc.	83,358	2,789,159
Electro Scientific Industries, Inc.(a)	132,043	735,480
ePlus, Inc.(a)	26,680	2,414,807
Fabrinet(a)	146,030	5,668,885
FARO Technologies, Inc.(a)	79,376	2,587,658
II-VI, Inc.(a)	252,873	5,358,379
Insight Enterprises, Inc.(a)	174,954	5,353,592
Itron, Inc.(a)	180,640	8,603,883
Littelfuse, Inc.	106,877	13,552,004

Common Stocks (continued)

Issuer	Shares	Value ($)
Methode Electronics, Inc.	175,931	6,447,871
MTS Systems Corp.	78,181	3,889,505
OSI Systems, Inc.(a)	83,757	5,616,744
Park Electrochemical Corp.	96,447	1,595,233
Plexus Corp.(a)	158,944	7,335,266
Rofin-Sinar Technologies, Inc.(a)	135,049	4,322,918
Rogers Corp.(a)	85,816	4,797,973
Sanmina Corp.(a)	350,970	9,223,492
Scansource, Inc.(a)	122,325	4,184,738
TTM Technologies, Inc.(a)	310,343	3,329,980
Total		134,456,984
Internet Software & Services 1.2%
Blucora, Inc.(a)	197,149	2,040,492
DHI Group, Inc.(a)	197,725	1,530,392
Liquidity Services, Inc.(a)	117,170	1,171,700
LivePerson, Inc.(a)	235,422	1,833,937
LogMeIn, Inc.	119,154	9,949,359
Monster Worldwide, Inc.(a)	423,910	1,551,511
NIC, Inc.	292,175	6,714,182
QuinStreet, Inc.(a)	171,019	523,318
Shutterstock, Inc.(a)	90,830	5,266,323
Stamps.com, Inc.(a)	74,850	7,239,492
XO Group, Inc.(a)	113,677	2,118,939
Total		39,939,645
IT Services 1.5%
CACI International, Inc., Class A(a)	115,919	11,517,712
Ciber, Inc.(a)	346,109	418,792
CSG Systems International, Inc.	154,627	6,760,292
ExlService Holdings, Inc.(a)	159,550	8,165,769
Forrester Research, Inc.	47,580	1,949,828
Mantech International Corp., Class A	116,880	4,679,875
Perficient, Inc.(a)	172,093	3,436,697
Sykes Enterprises, Inc.(a)	184,833	5,402,669
TeleTech Holdings, Inc.	77,975	2,210,591
Virtusa Corp.(a)	129,798	3,404,602
Total		47,946,827
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.(a)	188,613	8,289,541
Brooks Automation, Inc.	327,079	4,124,466

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Cabot Microelectronics Corp.	112,757	5,606,278
Ceva, Inc.(a)	97,425	3,066,939
Cirrus Logic, Inc.(a)	296,620	15,053,465
Cohu, Inc.	120,396	1,308,705
Diodes, Inc.(a)	184,277	3,794,263
DSP Group, Inc.(a)	103,523	1,194,655
Exar Corp.(a)	231,752	2,108,943
Kopin Corp.(a)	298,729	645,255
Kulicke & Soffa Industries, Inc.(a)	335,455	4,102,615
MKS Instruments, Inc.	254,386	12,398,774
Monolithic Power Systems, Inc.	176,688	13,555,503
Nanometrics, Inc.(a)	116,300	2,365,542
Power Integrations, Inc.	137,284	8,017,386
Rambus, Inc.(a)	524,680	7,251,078
Rudolph Technologies, Inc.(a)	147,195	2,581,800
Semtech Corp.(a)	311,150	8,276,590
Tessera Technologies, Inc.	219,594	7,365,183
Ultratech, Inc.(a)	127,314	3,184,123
Veeco Instruments, Inc.(a)	189,915	3,735,628
Total		118,026,732
Software 3.1%
8x8, Inc.(a)	425,990	5,652,887
Blackbaud, Inc.	226,400	15,252,568
Bottomline Technologies de, Inc.(a)	180,672	4,171,716
Ebix, Inc.	121,798	6,942,486
EPIQ Systems, Inc.	155,445	2,552,407
Interactive Intelligence Group, Inc.(a)	84,195	5,039,071
MicroStrategy, Inc., Class A(a)	44,759	7,465,354
Monotype Imaging Holdings, Inc.	193,821	4,089,623
Progress Software Corp.(a)	239,833	6,957,555
Qualys, Inc.(a)	116,510	4,007,944
Rovi Corp.(a)	391,280	8,009,502
Synchronoss Technologies, Inc.(a)	191,818	8,008,401
Take-Two Interactive Software, Inc.(a)	404,368	17,577,877
Tangoe, Inc.(a)	178,550	1,658,730
VASCO Data Security International, Inc.(a)	142,233	2,592,908
Total		99,979,029
Technology Hardware, Storage & Peripherals 0.6%
Cray, Inc.(a)	194,290	4,449,241
Electronics for Imaging, Inc.(a)	224,508	10,569,836

Common Stocks (continued)

Issuer	Shares	Value ($)
Super Micro Computer, Inc.(a)	177,622	3,841,964
Total		18,861,041
Total Information Technology		501,274,123
MATERIALS 5.4%
Chemicals 3.0%
A. Schulman, Inc.	139,173	3,548,912
American Vanguard Corp.	122,271	2,060,266
Balchem Corp.	150,502	10,539,655
Calgon Carbon Corp.	241,126	3,496,327
Chemours Co. LLC (The)	864,980	11,409,086
Flotek Industries, Inc.(a)	256,575	3,976,913
FutureFuel Corp.	108,370	1,266,845
H.B. Fuller Co.	238,083	11,304,181
Hawkins, Inc.	45,287	1,978,136
Ingevity Corp.(a)	200,680	8,906,178
Innophos Holdings, Inc.	92,250	3,894,795
Innospec, Inc.	114,260	6,773,333
Intrepid Potash, Inc.(a)	268,240	370,171
Koppers Holdings, Inc.(a)	98,292	3,208,251
Kraton Performance Polymers, Inc.(a)	146,995	5,300,640
LSB Industries, Inc.(a)	96,165	1,153,980
Quaker Chemical Corp.	63,093	6,309,300
Rayonier Advanced Materials, Inc.	206,300	2,537,490
Stepan Co.	87,249	6,130,115
Tredegar Corp.	118,288	2,228,546
Total		96,393,120
Construction Materials 0.3%
Headwaters, Inc.(a)	352,973	6,399,401
US Concrete, Inc.(a)	65,900	3,494,018
Total		9,893,419
Containers & Packaging —%
Myers Industries, Inc.	104,469	1,499,130
Metals & Mining 0.9%
AK Steel Holding Corp.(a)	1,135,245	5,063,193
Century Aluminum Co.(a)	236,534	1,485,433
Haynes International, Inc.	59,494	2,194,734
Kaiser Aluminum Corp.	85,699	7,304,126
Materion Corp.	95,479	2,801,354
Olympic Steel, Inc.	43,354	838,033

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Stillwater Mining Co.(a)	577,093	7,300,226
SunCoke Energy, Inc.	305,817	1,993,927
TimkenSteel Corp.	181,270	1,785,509
Total		30,766,535
Paper & Forest Products 1.2%
Boise Cascade Co.(a)	184,710	4,846,790
Clearwater Paper Corp.(a)	81,531	5,060,629
Deltic Timber Corp.	50,930	3,612,465
KapStone Paper and Packaging Corp.	409,418	7,168,909
Neenah Paper, Inc.	79,775	6,416,303
PH Glatfelter Co.	207,369	4,597,371
Schweitzer-Mauduit International, Inc.	145,617	5,719,836
Total		37,422,303
Total Materials		175,974,507
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.9%
ATN International, Inc.	51,544	3,367,885
Cincinnati Bell, Inc.(a)	1,001,264	4,185,284
Cogent Communications Holdings, Inc.	196,180	6,972,237
Consolidated Communications Holdings, Inc.	241,450	5,806,872
General Communication, Inc., Class A(a)	139,612	1,940,607
Inteliquent, Inc.	163,810	2,725,798
Iridium Communications, Inc.(a)	386,950	3,223,293
Lumos Networks Corp.(a)	110,974	1,525,893
Total		29,747,869
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	98,219	1,625,525
Total Telecommunication Services		31,373,394
UTILITIES 3.6%
Electric Utilities 0.7%
Allete, Inc.	220,821	13,094,685
El Paso Electric Co.	192,965	8,816,571
Total		21,911,256
Gas Utilities 1.7%
Northwest Natural Gas Co.	131,045	7,827,318
Piedmont Natural Gas Co., Inc.	386,453	23,225,825

Common Stocks (continued)

Issuer	Shares	Value ($)
South Jersey Industries, Inc.	378,826	11,243,556
Spire, Inc.	217,497	14,072,056
Total		56,368,755
Multi-Utilities 0.8%
Avista Corp.	301,294	12,238,562
NorthWestern Corp.	229,722	13,282,526
Total		25,521,088
Water Utilities 0.4%
American States Water Co.	174,234	6,791,642
California Water Service Group	228,670	6,972,148
Total		13,763,790
Total Utilities		117,564,889
Total Common Stocks (Cost: $2,261,301,906)		3,116,751,534

Rights —%

INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(a)(b)(c)	112,391	—
Total Information Technology		—
Total Rights (Cost: $—)		—

Exchange-Traded Funds 1.0%

	Shares	Value ($)
iShares Core S&P Small-Cap ETF	265,010	32,787,037
Total Exchange-Traded Funds (Cost: $28,888,746)		32,787,037

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.415%(d)(e)	82,806,925	82,806,925
Total Money Market Funds (Cost: $82,806,925)		82,806,925
Total Investments (Cost: $2,372,997,577)		3,232,345,496
Other Assets & Liabilities, Net		2,407,831
Net Assets		3,234,753,327

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

At August 31, 2016, cash totaling $3,949,000 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	616	USD	76,310,080	09/2016	4,286,185	—
Russell 2000 Mini	75	USD	9,291,000	09/2016	16,124	—
Total			85,601,080		4,302,309	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Negligible market value.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to 0, which represents less than 0.01% of net assets.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2016.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,806,265	265,479,748	(215,479,088)	82,806,925	109,508	82,806,925

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	423,412,089	—	—	423,412,089
Consumer Staples	96,315,799	—	—	96,315,799
Energy	92,129,695	—	—	92,129,695
Financials	740,322,225	—	—	740,322,225
Health Care	386,239,757	—	—	386,239,757
Industrials	552,145,056	—	—	552,145,056
Information Technology	501,274,123	—	—	501,274,123
Materials	175,974,507	—	—	175,974,507
Telecommunication Services	31,373,394	—	—	31,373,394
Utilities	117,564,889	—	—	117,564,889
Total Common Stocks	3,116,751,534	—	—	3,116,751,534

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Rights
Information Technology	—	—	0	(a)	0	(a)
Exchange-Traded Funds	32,787,037	—	—		32,787,037
Investments measured at net asset value
Money Market Funds	—	—	—		82,806,925
Total Investments	3,149,538,571	—	0	(a)	3,232,345,496
Derivatives
Assets
Futures Contracts	4,302,309	—	—		4,302,309
Total	3,153,840,880	—	0	(a)	3,236,647,805

(a) Rounds to zero

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,290,190,652)	$3,149,538,571
Affiliated issuers (identified cost $82,806,925)	82,806,925
Total investments (identified cost $2,372,997,577)	3,232,345,496
Cash	12
Margin deposits	3,949,000
Receivable for:
Investments sold	7,066,528
Capital shares sold	2,463,471
Dividends	2,501,381
Variation margin	2,520
Expense reimbursement due from Investment Manager	118
Total assets	3,248,328,526
Liabilities
Payable for:
Investments purchased	6,939,653
Capital shares purchased	5,901,431
Variation margin	510,028
Management services fees	17,774
Distribution and/or service fees	9,877
Plan administration fees	2,990
Compensation of board members	188,385
Other expenses	5,061
Total liabilities	13,575,199
Net assets applicable to outstanding capital stock	$3,234,753,327
Represented by
Paid-in capital	$2,261,928,502
Undistributed net investment income	16,416,703
Accumulated net realized gain	92,757,894
Unrealized appreciation (depreciation) on:
Investments	859,347,919
Futures contracts	4,302,309
Total — representing net assets applicable to outstanding capital stock	$3,234,753,327

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$1,368,887,412
Shares outstanding	61,374,242
Net asset value per share	$22.30
Class B
Net assets	$2,256,490
Shares outstanding	102,167
Net asset value per share	$22.09
Class I
Net assets	$2,366
Shares outstanding	106
Net asset value per share(a)	$22.35
Class K
Net assets	$12,978,811
Shares outstanding	579,771
Net asset value per share	$22.39
Class R5
Net assets	$285,905,898
Shares outstanding	12,513,921
Net asset value per share	$22.85
Class W
Net assets	$58,731,293
Shares outstanding	2,654,932
Net asset value per share	$22.12
Class Z
Net assets	$1,505,991,057
Shares outstanding	67,146,085
Net asset value per share	$22.43

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$21,309,022
Dividends — affiliated issuers	109,508
Interest	1,558
Foreign taxes withheld	(2,464)
Total income	21,417,624
Expenses:
Management services fees	3,044,653
Distribution and/or service fees
Class A	1,595,214
Class B	12,205
Class W	67,314
Plan administration fees
Class K	15,655
Compensation of board members	45,596
Other	10,798
Total expenses	4,791,435
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(48,052)
Expense reductions	(1,940)
Total net expenses	4,741,443
Net investment income	16,676,181
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	128,836,572
Futures contracts	5,757,899
Net realized gain	134,594,471
Net change in unrealized appreciation (depreciation) on:
Investments	366,333,499
Futures contracts	3,005,335
Net change in unrealized appreciation	369,338,834
Net realized and unrealized gain	503,933,305
Net increase in net assets resulting from operations	$520,609,486

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income	$16,676,181	$35,220,838
Net realized gain	134,594,471	248,604,198
Net change in unrealized appreciation (depreciation)	369,338,834	(576,320,500)
Net increase (decrease) in net assets resulting from operations	520,609,486	(292,495,464)
Distributions to shareholders
Net investment income
Class A	(751,522)	(12,398,997)
Class B	—	(9,964)
Class I	(2)	(31)
Class K	(7,356)	(125,103)
Class R5	(237,035)	(2,587,395)
Class W	(34,072)	(506,994)
Class Z	(1,362,816)	(19,485,249)
Net realized gains
Class A	(20,306,247)	(108,254,823)
Class B	(37,905)	(332,409)
Class I	(36)	(210)
Class K	(198,824)	(1,092,983)
Class R5	(3,972,330)	(17,797,232)
Class W	(920,904)	(4,733,256)
Class Z	(22,838,654)	(139,562,725)
Total distributions to shareholders	(50,667,703)	(306,887,371)
Increase in net assets from capital stock activity	40,531,033	113,334,552
Total increase (decrease) in net assets	510,472,816	(486,048,283)
Net assets at beginning of period	2,724,280,511	3,210,328,794
Net assets at end of period	$3,234,753,327	$2,724,280,511
Undistributed net investment income	$16,416,703	$2,133,325

The accompanying Notes to Financial Statements are an integral part of this statement.

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21

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	8,658,191	182,093,067	17,385,035	378,331,308
Distributions reinvested	895,193	18,745,348	5,065,997	109,466,238
Redemptions	(7,549,095)	(159,065,428)	(15,968,362)	(348,017,505)
Net increase	2,004,289	41,772,987	6,482,670	139,780,041
Class B shares
Subscriptions	3,147	66,546	3,190	67,829
Distributions reinvested	1,824	37,869	15,793	342,121
Redemptions(a)	(35,752)	(744,938)	(130,607)	(2,839,809)
Net decrease	(30,781)	(640,523)	(111,624)	(2,429,859)
Class K shares
Subscriptions	45,916	976,908	142,643	3,019,258
Distributions reinvested	9,807	206,143	56,179	1,217,850
Redemptions	(87,980)	(1,855,367)	(144,117)	(3,098,732)
Net increase (decrease)	(32,257)	(672,316)	54,705	1,138,376
Class R5 shares
Subscriptions	3,475,579	75,050,928	6,342,672	142,374,678
Distributions reinvested	185,764	3,982,788	872,898	19,240,434
Redemptions	(1,841,368)	(39,797,899)	(3,513,913)	(78,340,702)
Net increase	1,819,975	39,235,817	3,701,657	83,274,410
Class W shares
Subscriptions	649,922	13,338,483	347,732	7,651,202
Distributions reinvested	45,977	954,939	242,627	5,240,010
Redemptions	(354,789)	(7,438,478)	(1,208,069)	(26,156,671)
Net increase (decrease)	341,110	6,854,944	(617,710)	(13,265,459)
Class Z shares
Subscriptions	5,203,228	109,670,233	13,710,234	300,527,742
Distributions reinvested	781,030	16,440,674	4,830,934	105,157,641
Redemptions	(8,153,716)	(172,130,783)	(23,015,603)	(500,848,340)
Net decrease	(2,169,458)	(46,019,876)	(4,474,435)	(95,162,957)
Total net increase	1,932,878	40,531,033	5,035,263	113,334,552

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$19.05		$23.29		$23.54		$19.00		$17.75		$18.01
Income from investment operations:
Net investment income	0.10		0.22		0.20		0.16		0.24		0.12
Net realized and unrealized gain (loss)	3.50		(2.25)		1.40		5.72		2.14		0.66
Total from investment operations	3.60		(2.03)		1.60		5.88		2.38		0.78
Less distributions to shareholders:
Net investment income	(0.01)		(0.22)		(0.18)		(0.15)		(0.25)		(0.12)
Net realized gains	(0.34)		(1.99)		(1.67)		(1.19)		(0.88)		(0.92)
Total distributions to shareholders	(0.35)		(2.21)		(1.85)		(1.34)		(1.13)		(1.04)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$22.30		$19.05		$23.29		$23.54		$19.00		$17.75
Total return	19.02%		(9.67%)		7.19%		31.63%		14.32%		4.65%
Ratios to average net assets(b)
Total gross expenses	0.45	%(c)	0.45%		0.45%		0.45%		0.45	%(d)	0.45%
Total net expenses(e)	0.45	%(c)(f)	0.45	%(f)	0.45	%(f)	0.45	%(f)	0.45	%(d)(f)	0.45	%(f)
Net investment income	0.95	%(c)	0.99%		0.89%		0.73%		1.37%		0.74%
Supplemental data
Net assets, end of period (in thousands)	$1,368,887		$1,131,160		$1,231,774		$1,113,746		$687,934		$570,806
Portfolio turnover	10%		19%		17%		15%		17%		20%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$18.93		$23.16		$23.44		$18.95		$17.73		$17.82
Income from investment operations:
Net investment income (loss)	0.02		0.05		0.02		(0.01)		0.11		0.00	(b)
Net realized and unrealized gain (loss)	3.48		(2.23)		1.40		5.70		2.13		0.84
Total from investment operations	3.50		(2.18)		1.42		5.69		2.24		0.84
Less distributions to shareholders:
Net investment income	—		(0.06)		(0.03)		(0.01)		(0.14)		(0.01)
Net realized gains	(0.34)		(1.99)		(1.67)		(1.19)		(0.88)		(0.92)
Total distributions to shareholders	(0.34)		(2.05)		(1.70)		(1.20)		(1.02)		(0.93)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)
Net asset value, end of period	$22.09		$18.93		$23.16		$23.44		$18.95		$17.73
Total return	18.59%		(10.34%)		6.39%		30.64%		13.45%		4.97%
Ratios to average net assets(c)
Total gross expenses	1.20	%(d)	1.20%		1.20%		1.20%		1.20	%(e)	1.20	%(d)
Total net expenses(f)	1.20	%(d)(g)	1.20	%(g)	1.20	%(g)	1.20	%(g)	1.20	%(e)(g)	1.20	%(d)(g)
Net investment income (loss)	0.21	%(d)	0.22%		0.11%		(0.02%)		0.61%		0.01	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,256		$2,517		$5,664		$9,469		$11,596		$17,410
Portfolio turnover	10%		19%		17%		15%		17%		20%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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24

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,				Year Ended February 29,
Class I	(Unaudited)		2016	2015	2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$19.07		$23.32	$23.56	$19.01	$17.76		$16.47
Income from investment operations:
Net investment income	0.13		0.28	0.27	0.21	0.29		0.05
Net realized and unrealized gain (loss)	3.51		(2.25)	1.41	5.73	2.14		1.87
Total from investment operations	3.64		(1.97)	1.68	5.94	2.43		1.92
Less distributions to shareholders:
Net investment income	(0.02)		(0.29)	(0.25)	(0.20)	(0.30)		(0.17)
Net realized gains	(0.34)		(1.99)	(1.67)	(1.19)	(0.88)		(0.46)
Total distributions to shareholders	(0.36)		(2.28)	(1.92)	(1.39)	(1.18)		(0.63)
Proceeds from regulatory settlements	—		—	—	—	—		0.00	(b)
Net asset value, end of period	$22.35		$19.07	$23.32	$23.56	$19.01		$17.76
Total return	19.20%		(9.43%)	7.53%	31.97%	14.63%		12.03%
Ratios to average net assets(c)
Total gross expenses	0.20	%(d)	0.20%	0.20%	0.22%	0.18	%(e)	0.17	%(d)
Total net expenses(f)	0.20	%(d)	0.20%	0.20%	0.20%	0.18	%(e)	0.17	%(d)
Net investment income	1.27	%(d)	1.27%	1.17%	0.98%	1.65%		1.09	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$2	$4	$3		$3
Portfolio turnover	10%		19%	17%	15%	17%		20%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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25

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,				Year Ended February 29,
Class K	(Unaudited)		2016	2015	2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$19.12		$23.37	$23.61	$19.05	$17.80		$17.87
Income from investment operations:
Net investment income	0.10		0.22	0.20	0.16	0.24		0.13
Net realized and unrealized gain (loss)	3.52		(2.26)	1.41	5.74	2.14		0.84
Total from investment operations	3.62		(2.04)	1.61	5.90	2.38		0.97
Less distributions to shareholders:
Net investment income	(0.01)		(0.22)	(0.18)	(0.15)	(0.25)		(0.12)
Net realized gains	(0.34)		(1.99)	(1.67)	(1.19)	(0.88)		(0.92)
Total distributions to shareholders	(0.35)		(2.21)	(1.85)	(1.34)	(1.13)		(1.04)
Proceeds from regulatory settlements	—		—	—	—	—		0.00	(b)
Net asset value, end of period	$22.39		$19.12	$23.37	$23.61	$19.05		$17.80
Total return	19.05%		(9.68%)	7.22%	31.65%	14.27%		5.76%
Ratios to average net assets(c)
Total gross expenses	0.45	%(d)	0.45%	0.45%	0.45%	0.45	%(e)	0.45	%(d)
Total net expenses(f)	0.45	%(d)	0.45%	0.45%	0.45%	0.45	%(e)	0.45	%(d)
Net investment income	0.95	%(d)	0.99%	0.88%	0.73%	1.37%		0.76	%(d)
Supplemental data
Net assets, end of period (in thousands)	$12,979		$11,703	$13,023	$12,781	$9,784		$9,858
Portfolio turnover	10%		19%	17%	15%	17%		20%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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26

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$19.49		$23.78	$23.99	$19.33	$17.47
Income from investment operations:
Net investment income	0.13		0.28	0.27	0.23	0.07
Net realized and unrealized gain (loss)	3.59		(2.30)	1.43	5.82	2.40
Total from investment operations	3.72		(2.02)	1.70	6.05	2.47
Less distributions to shareholders:
Net investment income	(0.02)		(0.28)	(0.24)	(0.20)	(0.30)
Net realized gains	(0.34)		(1.99)	(1.67)	(1.19)	(0.31)
Total distributions to shareholders	(0.36)		(2.27)	(1.91)	(1.39)	(0.61)
Net asset value, end of period	$22.85		$19.49	$23.78	$23.99	$19.33
Total return	19.20%		(9.46%)	7.49%	32.01%	14.51%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%	0.20%	0.20%	0.24	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.20%	0.20%	0.20	%(c)
Net investment income	1.20	%(c)	1.24%	1.17%	0.99%	1.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$285,906		$208,441	$166,247	$79,726	$81
Portfolio turnover	10%		19%	17%	15%	17%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Class W	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016		Year Ended February 28, 2015(a)
Per share data
Net asset value, beginning of period	$18.90		$23.12		$23.08
Income from investment operations:
Net investment income	0.10		0.21		0.18
Net realized and unrealized gain (loss)	3.47		(2.22)		1.03
Total from investment operations	3.57		(2.01)		1.21
Less distributions to shareholders:
Net investment income	(0.01)		(0.22)		(0.18)
Net realized gains	(0.34)		(1.99)		(0.99)
Total distributions to shareholders	(0.35)		(2.21)		(1.17)
Net asset value, end of period	$22.12		$18.90		$23.12
Total return	19.01%		(9.65%)		5.45%
Ratios to average net assets(b)
Total gross expenses	0.45	%(c)	0.45%		0.46	%(c)
Total net expenses(d)	0.45	%(c)(e)	0.45	%(e)	0.45	%(c)(e)
Net investment income	0.96	%(c)	0.97%		1.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$58,731		$43,729		$67,780
Portfolio turnover	10%		19%		17%

Notes to Financial Highlights

(a)  Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$19.14		$23.39		$23.63		$19.06		$17.81		$18.06
Income from investment operations:
Net investment income	0.13		0.27		0.26		0.21		0.29		0.16
Net realized and unrealized gain (loss)	3.52		(2.25)		1.41		5.75		2.14		0.66
Total from investment operations	3.65		(1.98)		1.67		5.96		2.43		0.82
Less distributions to shareholders:
Net investment income	(0.02)		(0.28)		(0.24)		(0.20)		(0.30)		(0.15)
Net realized gains	(0.34)		(1.99)		(1.67)		(1.19)		(0.88)		(0.92)
Total distributions to shareholders	(0.36)		(2.27)		(1.91)		(1.39)		(1.18)		(1.07)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$22.43		$19.14		$23.39		$23.63		$19.06		$17.81
Total return	19.18%		(9.44%)		7.47%		31.99%		14.54%		4.92%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%		0.20%		0.20%		0.20	%(d)	0.20%
Total net expenses(e)	0.20	%(c)(f)	0.20	%(f)	0.20	%(f)	0.20	%(f)	0.20	%(d)(f)	0.20	%(f)
Net investment income	1.20	%(c)	1.22%		1.14%		0.98%		1.64%		0.96%
Supplemental data
Net assets, end of period (in thousands)	$1,505,991		$1,326,728		$1,725,837		$1,636,915		$1,275,562		$1,700,205
Portfolio turnover	10%		19%		17%		15%		17%		20%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I, Class K, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of

Semiannual Report 2016
30

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an

Semiannual Report 2016
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COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the

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32

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	4,302,309	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	5,757,899
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	3,005,335

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	62,927,370

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2016
33

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund's average daily net assets.

The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation fees.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Semiannual Report 2016
34

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $1,940.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class W shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% and 0.25% of the average daily net assets attributable to Class B and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $43 for Class B shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2017
Class A	0.45%
Class B	1.20
Class I	0.20
Class K	0.45
Class R5	0.20
Class W	0.45
Class Z	0.20
Semiannual Report 2016
35

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $2,372,998,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,044,616,000
Unrealized depreciation	(185,268,000)
Net unrealized appreciation	$859,348,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $298,149,881 and $328,850,495, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Semiannual Report 2016
36

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, one unaffiliated shareholder of record owned 18.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 15.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
37

COLUMBIA SMALL CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
38

COLUMBIA SMALL CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that

Semiannual Report 2016
39

COLUMBIA SMALL CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the management agreement already provides for a relatively low flat fee regardless of the Fund's asset level, and requires Columbia Threadneedle to provide investment research and advise, as well as administrative, accounting and other services to the Fund.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
40

COLUMBIA SMALL CAP INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
41

Columbia Small Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR228_02_F01_(10/16)

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA SMALL CAP VALUE FUND II

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SMALL CAP VALUE FUND II

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	26
Approval of Management Agreement	32
Important Information About This Report	35

Semiannual Report 2016

COLUMBIA SMALL CAP VALUE FUND II

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small Cap Value Fund II (the Fund) Class A shares returned 16.98% excluding sales charges for the six-month period that ended August 31, 2016.

■  The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 22.00% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/01/02
Excluding sales charges		16.98	8.66	12.92	7.08
Including sales charges		10.24	2.42	11.59	6.45
Class B	05/01/02
Excluding sales charges		16.54	7.82	12.08	6.27
Including sales charges		11.54	3.03	11.83	6.27
Class C	05/01/02
Excluding sales charges		16.55	7.82	12.09	6.28
Including sales charges		15.55	6.87	12.09	6.28
Class I*	09/27/10	17.17	9.12	13.45	7.39
Class R	01/23/06	16.84	8.38	12.64	6.80
Class R4*	11/08/12	17.05	8.93	13.13	7.18
Class R5*	11/08/12	17.13	9.08	13.25	7.24
Class Y*	11/08/12	17.24	9.18	13.31	7.27
Class Z	05/01/02	17.09	8.96	13.22	7.35
Russell 2000 Value Index		22.00	13.80	12.63	5.80

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Christian Stadlinger, Ph.D., CFA

Jarl Ginsberg, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2016)
Community Bank System, Inc.	1.5
Argo Group International Holdings Ltd.	1.4
Independent Bank Corp.	1.4
First Industrial Realty Trust, Inc.	1.4
Sterling Bancorp	1.4
Renasant Corp.	1.4
AMERISAFE, Inc.	1.3
American Assets Trust, Inc.	1.3
MGIC Investment Corp.	1.3
EMCOR Group, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2016)
Common Stocks	99.3
Money Market Funds	0.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	9.7
Consumer Staples	3.4
Energy	5.9
Financials	38.4
Health Care	6.5
Industrials	13.1
Information Technology	10.9
Materials	6.5
Utilities	5.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA SMALL CAP VALUE FUND II

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,169.80	1,018.75	7.00	6.51	1.28
Class B	1,000.00	1,000.00	1,165.40	1,015.02	11.03	10.26	2.02
Class C	1,000.00	1,000.00	1,165.50	1,014.97	11.08	10.31	2.03
Class I	1,000.00	1,000.00	1,171.70	1,020.97	4.60	4.28	0.84
Class R	1,000.00	1,000.00	1,168.40	1,017.49	8.36	7.78	1.53
Class R4	1,000.00	1,000.00	1,170.50	1,020.01	5.63	5.24	1.03
Class R5	1,000.00	1,000.00	1,171.30	1,020.72	4.87	4.53	0.89
Class Y	1,000.00	1,000.00	1,172.40	1,020.97	4.60	4.28	0.84
Class Z	1,000.00	1,000.00	1,170.90	1,020.01	5.64	5.24	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 9.7%
Auto Components 2.3%
Cooper-Standard Holding, Inc.(a)	108,500	10,746,925
Tenneco, Inc.(a)	222,000	12,394,260
Tower International, Inc.	580,000	14,094,000
Total		37,235,185
Diversified Consumer Services 0.7%
Nord Anglia Education, Inc.(a)	517,000	10,950,060
Hotels, Restaurants & Leisure 0.8%
Penn National Gaming, Inc.(a)	945,000	13,400,100
Household Durables 1.0%
CalAtlantic Group, Inc.	245,000	8,940,050
Helen of Troy Ltd.(a)	77,865	7,034,324
Total		15,974,374
Media 1.2%
AMC Entertainment Holdings, Inc., Class A	380,000	11,555,800
Sinclair Broadcast Group, Inc., Class A	285,000	8,116,800
Total		19,672,600
Specialty Retail 2.8%
Abercrombie & Fitch Co., Class A	525,000	9,313,500
Children's Place, Inc. (The)	194,900	15,864,860
Express, Inc.(a)	520,000	6,151,600
Finish Line, Inc., Class A (The)	485,000	11,673,950
TravelCenters of America LLC(a)	297,542	2,023,286
Total		45,027,196
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp.(a)	125,000	8,168,750
Sequential Brands Group, Inc.(a)	860,000	6,269,400
Total		14,438,150
Total Consumer Discretionary		156,697,665
CONSUMER STAPLES 3.3%
Food & Staples Retailing 0.5%
Performance Food Group Co.(a)	315,000	8,095,500
Food Products 2.8%
AdvancePierre Foods Holdings, Inc.	575,000	14,553,250
Darling Ingredients, Inc.(a)	1,100,000	15,488,000
Post Holdings, Inc.(a)	190,000	16,108,200
Total		46,149,450
Total Consumer Staples		54,244,950

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 5.9%
Energy Equipment & Services 0.8%
Patterson-UTI Energy, Inc.	660,000	12,863,400
Oil, Gas & Consumable Fuels 5.1%
Aegean Marine Petroleum Network, Inc.	669,600	6,689,304
Carrizo Oil & Gas, Inc.(a)	285,000	10,912,650
Parsley Energy, Inc., Class A(a)	495,000	16,755,750
PDC Energy, Inc.(a)	210,000	13,944,000
RSP Permian, Inc.(a)	330,000	12,886,500
SM Energy Co.	360,000	13,636,800
Teekay Tankers Ltd., Class A	1,425,000	3,719,250
Whiting Petroleum Corp.(a)	520,000	3,790,800
Total		82,335,054
Total Energy		95,198,454
FINANCIALS 38.1%
Banks 18.0%
Ameris Bancorp	455,000	15,843,100
Bank of the Ozarks, Inc.	420,000	16,455,600
Cathay General Bancorp	315,000	9,897,300
Community Bank System, Inc.	525,000	24,911,250
Customers Bancorp, Inc.(a)	570,000	15,241,800
Hancock Holding Co.	405,000	13,215,150
Hope Bancorp, Inc.	928,488	15,969,994
Huntington Bancshares, Inc.	1	10
Independent Bank Corp.	425,000	22,516,500
MB Financial, Inc.	310,000	12,145,800
Prosperity Bancshares, Inc.	250,000	13,867,500
Renasant Corp.	620,000	21,979,000
Sandy Spring Bancorp, Inc.	595,000	18,760,350
Sterling Bancorp	1,240,000	22,134,000
UMB Financial Corp.	170,500	10,366,400
Umpqua Holdings Corp.	485,000	7,963,700
Union Bankshares Corp.	650,000	18,089,500
Western Alliance Bancorp(a)	540,000	20,638,800
Wintrust Financial Corp.	210,000	11,671,800
Total		291,667,554

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Capital Markets 1.4%
Janus Capital Group, Inc.	560,000	8,327,200
Triplepoint Venture Growth BDC Corp.	300,000	3,396,000
Virtu Financial, Inc. Class A	630,000	10,275,300
Total		21,998,500
Insurance 6.0%
American Equity Investment Life Holding Co.	775,000	13,655,500
AMERISAFE, Inc.	355,000	21,303,550
Amtrust Financial Services, Inc.	480,000	12,715,200
Argo Group International Holdings Ltd.	405,000	22,979,700
CNO Financial Group, Inc.	515,000	8,368,750
First American Financial Corp.	285,000	12,280,650
MBIA, Inc.(a)	830,000	6,689,800
Total		97,993,150
Real Estate Investment Trusts (REITs) 10.4%
American Assets Trust, Inc.	480,000	21,264,000
Brandywine Realty Trust	830,000	13,387,900
Chesapeake Lodging Trust	440,000	11,211,200
First Industrial Realty Trust, Inc.	770,000	22,152,900
Highwoods Properties, Inc.	340,000	18,033,600
Hudson Pacific Properties, Inc.	400,000	13,388,000
LaSalle Hotel Properties	460,000	12,907,600
Mack-Cali Realty Corp.	575,000	15,962,000
Physicians Realty Trust	495,000	10,597,950
PS Business Parks, Inc.	135,000	14,955,300
Sun Communities, Inc.	200,000	15,304,000
Total		169,164,450
Thrifts & Mortgage Finance 2.3%
BofI Holding, Inc.(a)	369,000	7,933,500
MGIC Investment Corp.(a)	2,621,000	21,203,890
WSFS Financial Corp.	221,200	8,604,680
Total		37,742,070
Total Financials		618,565,724
HEALTH CARE 6.5%
Biotechnology 0.3%
bluebird bio, Inc.(a)	86,000	4,243,240

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.0%
Globus Medical, Inc., Class A(a)	430,000	9,988,900
Merit Medical Systems, Inc.(a)	375,000	9,090,000
Wright Medical Group NV(a)	560,000	13,865,600
Total		32,944,500
Health Care Providers & Services 2.2%
Amsurg Corp.(a)	147,000	9,543,240
LHC Group, Inc.(a)	260,000	9,245,600
VCA, Inc.(a)	239,400	16,951,914
Total		35,740,754
Life Sciences Tools & Services 1.4%
PAREXEL International Corp.(a)	175,000	11,905,250
Patheon NV(a)	365,000	10,216,350
Total		22,121,600
Pharmaceuticals 0.6%
Catalent, Inc.(a)	400,000	10,092,000
Total Health Care		105,142,094
INDUSTRIALS 13.0%
Aerospace & Defense 0.9%
Curtiss-Wright Corp.	155,000	13,934,500
Air Freight & Logistics 0.5%
XPO Logistics, Inc.(a)	243,000	8,699,400
Airlines 0.7%
Skywest, Inc.	402,000	11,348,460
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	455,000	17,485,650
Deluxe Corp.	280,000	19,087,600
Total		36,573,250
Construction & Engineering 3.3%
EMCOR Group, Inc.	365,000	20,899,900
Granite Construction, Inc.	276,147	13,255,056
MasTec, Inc.(a)	680,000	20,026,000
Total		54,180,956
Machinery 2.9%
Barnes Group, Inc.	375,000	15,502,500
Franklin Electric Co., Inc.	365,000	13,961,250
Oshkosh Corp.	325,000	17,527,250
Total		46,991,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 0.9%
Swift Transportation Co.(a)	765,000	14,236,650
Trading Companies & Distributors 1.5%
Beacon Roofing Supply, Inc.(a)	385,000	17,702,300
Neff Corp. Class A(a)(b)	711,222	6,678,374
Total		24,380,674
Total Industrials		210,344,890
INFORMATION TECHNOLOGY 10.8%
Communications Equipment 1.5%
Finisar Corp.(a)	590,000	12,496,200
Oclaro, Inc.(a)	1,480,000	11,662,400
Total		24,158,600
Electronic Equipment, Instruments & Components 3.2%
Fabrinet(a)	387,000	15,023,340
II-VI, Inc.(a)	615,000	13,031,850
Rogers Corp.(a)	131,335	7,342,940
SYNNEX Corp.	155,000	16,456,350
Total		51,854,480
IT Services 1.0%
Science Applications International Corp.	245,000	15,633,450
Semiconductors & Semiconductor Equipment 4.0%
Cirrus Logic, Inc.(a)	325,000	16,493,750
Cypress Semiconductor Corp.	1,080,000	12,884,400
Formfactor, Inc.(a)	860,000	8,901,000
Integrated Device Technology, Inc.(a)	685,000	13,761,650
Kulicke & Soffa Industries, Inc.(a)	1,125,000	13,758,750
Total		65,799,550
Software 1.1%
Ebix, Inc.	105,000	5,985,000
Take-Two Interactive Software, Inc.(a)	280,000	12,171,600
Total		18,156,600
Total Information Technology		175,602,680
MATERIALS 6.4%
Chemicals 2.4%
Cabot Corp.	326,000	16,254,360
Olin Corp.	650,000	14,066,000
Orion Engineered Carbons SA	445,000	8,005,550
Total		38,325,910

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction Materials 0.6%
US Concrete, Inc.(a)	199,338	10,568,901
Metals & Mining 2.2%
Carpenter Technology Corp.	295,000	10,702,600
Hecla Mining Co.	1,780,000	9,932,400
Materion Corp.	262,000	7,687,080
United States Steel Corp.	400,000	7,776,000
Total		36,098,080
Paper & Forest Products 1.2%
Neenah Paper, Inc.	245,000	19,705,350
Total Materials		104,698,241
UTILITIES 5.5%
Gas Utilities 3.7%
New Jersey Resources Corp.	500,000	16,820,000
ONE Gas, Inc.	150,000	9,184,500
South Jersey Industries, Inc.	570,000	16,917,600
Southwest Gas Corp.	253,000	17,664,460
Total		60,586,560
Multi-Utilities 1.8%
Avista Corp.	470,000	19,091,400
Black Hills Corp.	165,000	9,654,150
Total		28,745,550
Total Utilities		89,332,110
Total Common Stocks (Cost: $1,227,075,419)		1,609,826,808

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.415%(b)(c)	10,590,331	10,590,331
Total Money Market Funds (Cost: $10,590,331)		10,590,331
Total Investments (Cost: $1,237,665,750)		1,620,417,139
Other Assets & Liabilities, Net		1,174,615
Net Assets		1,621,591,754

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,559,959	203,786,111	(246,755,739)	—	10,590,331	89,338	10,590,331
Neff Corp. Class A	10,710,705	—	(32,381)	(9,994)	10,668,330	—	6,678,375
Total	64,270,664	203,786,111	(246,788,120)	(9,994)	21,258,661	89,338	17,268,706

(c)  The rate shown is the seven-day current annualized yield at August 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	156,697,665	—	—	156,697,665
Consumer Staples	54,244,950	—	—	54,244,950
Energy	95,198,454	—	—	95,198,454
Financials	618,565,724	—	—	618,565,724
Health Care	105,142,094	—	—	105,142,094
Industrials	210,344,890	—	—	210,344,890
Information Technology	175,602,680	—	—	175,602,680
Materials	104,698,241	—	—	104,698,241
Utilities	89,332,110	—	—	89,332,110
Total Common Stocks	1,609,826,808	—	—	1,609,826,808
Investments measured at net asset value
Money Market Funds	—	—	—	10,590,331
Total	1,609,826,808	—	—	1,620,417,139

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,216,407,089)	$1,603,148,433
Affiliated issuers (identified cost $21,258,661)	17,268,706
Total investments (identified cost $1,237,665,750)	1,620,417,139
Receivable for:
Investments sold	11,679,502
Capital shares sold	1,761,342
Dividends	1,772,053
Prepaid expenses	8,331
Other assets	16,212
Total assets	1,635,654,579
Liabilities
Payable for:
Investments purchased	10,620,834
Capital shares purchased	2,886,694
Management services fees	36,347
Distribution and/or service fees	1,788
Transfer agent fees	338,601
Compensation of board members	127,433
Other expenses	51,128
Total liabilities	14,062,825
Net assets applicable to outstanding capital stock	$1,621,591,754
Represented by
Paid-in capital	$1,184,122,175
Undistributed net investment income	3,380,171
Accumulated net realized gain	51,338,019
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	386,741,344
Investments — affiliated issuers	(3,989,955)
Total — representing net assets applicable to outstanding capital stock	$1,621,591,754

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A
Net assets	$191,249,039
Shares outstanding	11,740,367
Net asset value per share	$16.29
Maximum offering price per share(a)	$17.28
Class B
Net assets	$48,753
Shares outstanding	3,312
Net asset value per share	$14.72
Class C
Net assets	$12,049,279
Shares outstanding	819,283
Net asset value per share	$14.71
Class I
Net assets	$2,317
Shares outstanding	140
Net asset value per share(b)	$16.54
Class R
Net assets	$10,181,354
Shares outstanding	632,820
Net asset value per share	$16.09
Class R4
Net assets	$57,114,931
Shares outstanding	3,395,720
Net asset value per share	$16.82
Class R5
Net assets	$34,131,070
Shares outstanding	2,026,545
Net asset value per share	$16.84
Class Y
Net assets	$154,819,074
Shares outstanding	9,168,031
Net asset value per share	$16.89
Class Z
Net assets	$1,161,995,937
Shares outstanding	70,395,465
Net asset value per share	$16.51

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,770,333
Dividends — affiliated issuers	89,338
Foreign taxes withheld	(24,352)
Total income	11,835,319
Expenses:
Management services fees	6,393,382
Distribution and/or service fees
Class A	248,177
Class B	347
Class C	59,611
Class R	24,969
Transfer agent fees
Class A	188,180
Class B	66
Class C	11,291
Class R	9,464
Class R4	37,548
Class R5	6,368
Class Z	1,068,607
Compensation of board members	29,332
Custodian fees	8,239
Printing and postage fees	62,828
Registration fees	57,428
Audit fees	12,847
Legal fees	11,149
Other	18,398
Total expenses	8,248,231
Expense reductions	(40)
Total net expenses	8,248,191
Net investment income	3,587,128
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	55,351,838
Investments — affiliated issuers	(9,994)
Net realized gain	55,341,844
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	179,083,889
Investments — affiliated issuers	3,243,341
Net change in unrealized appreciation	182,327,230
Net realized and unrealized gain	237,669,074
Net increase in net assets resulting from operations	$241,256,202

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations
Net investment income	$3,587,128	$5,774,433
Net realized gain	55,341,844	158,326,744
Net change in unrealized appreciation (depreciation)	182,327,230	(317,778,268)
Net increase (decrease) in net assets resulting from operations	241,256,202	(153,677,091)
Distributions to shareholders
Net investment income
Class A	(235,938)	—
Class B	(9)	—
Class C	(2,171)	—
Class I	(4)	(8)
Class R	(8,961)	—
Class R4	(79,152)	(38,137)
Class R5	(41,852)	(57,246)
Class Y	(282,266)	(397,704)
Class Z	(1,895,206)	(1,657,634)
Net realized gains
Class A	(1,656,910)	(25,755,898)
Class B	(503)	(49,484)
Class C	(116,203)	(1,590,584)
Class I	(20)	(267)
Class R	(88,589)	(1,396,237)
Class R4	(431,032)	(2,777,190)
Class R5	(199,296)	(2,194,538)
Class Y	(1,293,241)	(13,403,625)
Class Z	(10,320,570)	(121,388,953)
Total distributions to shareholders	(16,651,923)	(170,707,505)
Increase (decrease) in net assets from capital stock activity	(8,602,842)	4,966,405
Total increase (decrease) in net assets	216,001,437	(319,418,191)
Net assets at beginning of period	1,405,590,317	1,725,008,508
Net assets at end of period	$1,621,591,754	$1,405,590,317
Undistributed net investment income	$3,380,171	$2,338,602

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	837,325	12,725,906	2,148,588	35,593,526
Distributions reinvested	117,205	1,794,409	1,498,513	24,097,613
Redemptions	(3,230,703)	(49,295,075)	(4,625,562)	(76,592,166)
Net decrease	(2,276,173)	(34,774,760)	(978,461)	(16,901,027)
Class B shares
Subscriptions	—	—	164	2,707
Distributions reinvested	34	482	3,286	48,789
Redemptions(a)	(6,476)	(88,450)	(61,464)	(944,921)
Net decrease	(6,442)	(87,968)	(58,014)	(893,425)
Class C shares
Subscriptions	6,957	96,555	37,568	558,003
Distributions reinvested	7,029	97,285	88,399	1,291,415
Redemptions	(82,771)	(1,152,914)	(158,112)	(2,460,446)
Net decrease	(68,785)	(959,074)	(32,145)	(611,028)
Class R shares
Subscriptions	48,355	739,230	126,745	2,116,291
Distributions reinvested	6,292	95,196	85,775	1,365,243
Redemptions	(148,321)	(2,221,234)	(321,529)	(5,266,900)
Net decrease	(93,674)	(1,386,808)	(109,009)	(1,785,366)
Class R4 shares
Subscriptions	1,825,190	28,897,159	579,521	9,334,104
Distributions reinvested	29,331	463,428	170,256	2,815,072
Redemptions	(283,610)	(4,531,581)	(584,530)	(10,281,340)
Net increase	1,570,911	24,829,006	165,247	1,867,836
Class R5 shares
Subscriptions	863,790	13,684,040	675,734	11,749,756
Distributions reinvested	15,242	241,126	136,437	2,251,526
Redemptions	(180,913)	(2,935,500)	(277,132)	(4,654,659)
Net increase	698,119	10,989,666	535,039	9,346,623
Class Y shares
Subscriptions	1,255,939	19,780,208	3,276,972	53,577,049
Distributions reinvested	95,497	1,514,579	797,361	13,204,024
Redemptions	(1,326,502)	(21,245,791)	(1,163,553)	(20,168,987)
Net increase	24,934	48,996	2,910,780	46,612,086

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	9,034,638	140,547,973	14,286,878	235,632,019
Distributions reinvested	644,330	9,993,559	6,061,323	98,463,443
Redemptions	(10,026,115)	(157,803,432)	(21,215,912)	(366,764,756)
Net decrease	(347,147)	(7,261,900)	(867,711)	(32,669,294)
Total net increase (decrease)	(498,257)	(8,602,842)	1,565,726	4,966,405

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$14.07		$17.60		$18.61		$16.07		$14.44		$14.77
Income from investment operations:
Net investment income	0.02		0.02		0.02		0.03		0.11		0.02
Net realized and unrealized gain (loss)	2.36		(1.65)		0.71		4.59		1.96		(0.33)
Total from investment operations	2.38		(1.63)		0.73		4.62		2.07		(0.31)
Less distributions to shareholders:
Net investment income	(0.02)		—		(0.04)		(0.05)		(0.12)		(0.02)
Net realized gains	(0.14)		(1.90)		(1.70)		(2.03)		(0.32)		—
Total distributions to shareholders	(0.16)		(1.90)		(1.74)		(2.08)		(0.44)		(0.02)
Net asset value, end of period	$16.29		$14.07		$17.60		$18.61		$16.07		$14.44
Total return	16.98%		(10.48%)		4.10%		29.93%		14.70%		(2.08%)
Ratios to average net assets(a)
Total gross expenses	1.28	%(b)	1.30%		1.30%		1.29%		1.33%		1.37%
Total net expenses(c)	1.28	%(b)(d)	1.30	%(d)	1.30	%(d)	1.29	%(d)	1.31	%(d)	1.31	%(d)
Net investment income	0.24	%(b)	0.15%		0.11%		0.17%		0.76%		0.15%
Supplemental data
Net assets, end of period (in thousands)	$191,249		$197,263		$263,946		$299,725		$257,083		$525,941
Portfolio turnover	33%		57%		38%		36%		42%		41%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.76		$16.26		$17.41		$15.22		$13.70		$14.10
Income from investment operations:
Net investment income (loss)	(0.03)		(0.11)		(0.11)		(0.10)		0.00	(a)	(0.08)
Net realized and unrealized gain (loss)	2.13		(1.49)		0.66		4.32		1.87		(0.32)
Total from investment operations	2.10		(1.60)		0.55		4.22		1.87		(0.40)
Less distributions to shareholders:
Net investment income	(0.00	)(a)	—		—		—		(0.03)		—
Net realized gains	(0.14)		(1.90)		(1.70)		(2.03)		(0.32)		—
Total distributions to shareholders	(0.14)		(1.90)		(1.70)		(2.03)		(0.35)		—
Net asset value, end of period	$14.72		$12.76		$16.26		$17.41		$15.22		$13.70
Total return	16.54%		(11.17%)		3.34%		28.91%		13.94%		(2.84%)
Ratios to average net assets(b)
Total gross expenses	2.02	%(c)	2.05%		2.04%		2.04%		2.08%		2.10%
Total net expenses(d)	2.02	%(c)(e)	2.05	%(e)	2.04	%(e)	2.04	%(e)	2.06	%(e)	2.05	%(e)
Net investment income (loss)	(0.45	%)(c)	(0.67%)		(0.65%)		(0.57%)		0.01%		(0.62%)
Supplemental data
Net assets, end of period (in thousands)	$49		$124		$1,102		$1,977		$2,010		$2,337
Portfolio turnover	33%		57%		38%		36%		42%		41%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$12.75		$16.25		$17.40		$15.20		$13.69		$14.09
Income from investment operations:
Net investment income (loss)	(0.04)		(0.09)		(0.11)		(0.10)		(0.00	)(a)	(0.08)
Net realized and unrealized gain (loss)	2.14		(1.51)		0.66		4.33		1.86		(0.32)
Total from investment operations	2.10		(1.60)		0.55		4.23		1.86		(0.40)
Less distributions to shareholders:
Net investment income	(0.00	)(a)	—		—		—		(0.03)		—
Net realized gains	(0.14)		(1.90)		(1.70)		(2.03)		(0.32)		—
Total distributions to shareholders	(0.14)		(1.90)		(1.70)		(2.03)		(0.35)		—
Net asset value, end of period	$14.71		$12.75		$16.25		$17.40		$15.20		$13.69
Total return	16.55%		(11.18%)		3.34%		29.02%		13.87%		(2.84%)
Ratios to average net assets(b)
Total gross expenses	2.03	%(c)	2.05%		2.05%		2.04%		2.08%		2.10%
Total net expenses(d)	2.03	%(c)(e)	2.05	%(e)	2.05	%(e)	2.04	%(e)	2.06	%(e)	2.06	%(e)
Net investment income (loss)	(0.52	%)(c)	(0.60%)		(0.64%)		(0.58%)		(0.00	%)(a)	(0.62%)
Supplemental data
Net assets, end of period (in thousands)	$12,049		$11,325		$14,949		$17,203		$16,190		$18,191
Portfolio turnover	33%		57%		38%		36%		42%		41%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class I	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$14.27		$17.80	$18.78	$16.20	$14.54	$14.87
Income from investment operations:
Net investment income	0.05		0.10	0.11	0.11	0.17	0.07
Net realized and unrealized gain (loss)	2.39		(1.67)	0.72	4.63	1.99	(0.32)
Total from investment operations	2.44		(1.57)	0.83	4.74	2.16	(0.25)
Less distributions to shareholders:
Net investment income	(0.03)		(0.06)	(0.11)	(0.13)	(0.18)	(0.08)
Net realized gains	(0.14)		(1.90)	(1.70)	(2.03)	(0.32)	—
Total distributions to shareholders	(0.17)		(1.96)	(1.81)	(2.16)	(0.50)	(0.08)
Net asset value, end of period	$16.54		$14.27	$17.80	$18.78	$16.20	$14.54
Total return	17.17%		(10.05%)	4.63%	30.48%	15.31%	(1.64%)
Ratios to average net assets(a)
Total gross expenses	0.84	%(b)	0.83%	0.83%	0.84%	0.86%	0.87%
Total net expenses(c)	0.84	%(b)	0.83%	0.83%	0.84%	0.86%	0.87%
Net investment income	0.67	%(b)	0.61%	0.59%	0.60%	1.18%	0.52%
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$2	$4	$23,685	$12,055
Portfolio turnover	33%		57%	38%	36%	42%	41%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$13.91		$17.47		$18.49		$15.98		$14.36		$14.71
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.02)		(0.02)		(0.01)		0.07		(0.02)
Net realized and unrealized gain (loss)	2.33		(1.64)		0.70		4.56		1.96		(0.33)
Total from investment operations	2.33		(1.66)		0.68		4.55		2.03		(0.35)
Less distributions to shareholders:
Net investment income	(0.01)		—		—		(0.01)		(0.09)		—
Net realized gains	(0.14)		(1.90)		(1.70)		(2.03)		(0.32)		—
Total distributions to shareholders	(0.15)		(1.90)		(1.70)		(2.04)		(0.41)		—
Net asset value, end of period	$16.09		$13.91		$17.47		$18.49		$15.98		$14.36
Total return	16.84%		(10.73%)		3.86%		29.61%		14.47%		(2.38%)
Ratios to average net assets(b)
Total gross expenses	1.53	%(c)	1.55%		1.55%		1.54%		1.58%		1.60%
Total net expenses(d)	1.53	%(c)(e)	1.55	%(e)	1.55	%(e)	1.54	%(e)	1.56	%(e)	1.56	%(e)
Net investment income (loss)	(0.02	%)(c)	(0.10%)		(0.14%)		(0.08%)		0.50%		(0.12%)
Supplemental data
Net assets, end of period (in thousands)	$10,181		$10,109		$14,594		$17,582		$15,421		$20,081
Portfolio turnover	33%		57%		38%		36%		42%		41%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$14.52		$18.08		$19.06		$16.42		$14.41
Income from investment operations:
Net investment income	0.04		0.07		0.05		0.07		0.08
Net realized and unrealized gain (loss)	2.42		(1.70)		0.75		4.69		2.40
Total from investment operations	2.46		(1.63)		0.80		4.76		2.48
Less distributions to shareholders:
Net investment income	(0.02)		(0.03)		(0.08)		(0.09)		(0.15)
Net realized gains	(0.14)		(1.90)		(1.70)		(2.03)		(0.32)
Total distributions to shareholders	(0.16)		(1.93)		(1.78)		(2.12)		(0.47)
Net asset value, end of period	$16.82		$14.52		$18.08		$19.06		$16.42
Total return	17.05%		(10.22%)		4.39%		30.18%		17.60%
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	1.05%		1.05%		1.05%		1.11	%(c)
Total net expenses(d)	1.03	%(c)(e)	1.05	%(e)	1.05	%(e)	1.05	%(e)	1.06	%(c)
Net investment income	0.45	%(c)	0.41%		0.28%		0.38%		1.73	%(c)
Supplemental data
Net assets, end of period (in thousands)	$57,115		$26,487		$30,000		$14,479		$3
Portfolio turnover	33%		57%		38%		36%		42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$14.53		$18.09	$19.07	$16.42	$14.41
Income from investment operations:
Net investment income	0.05		0.10	0.09	0.09	0.09
Net realized and unrealized gain (loss)	2.43		(1.71)	0.73	4.71	2.39
Total from investment operations	2.48		(1.61)	0.82	4.80	2.48
Less distributions to shareholders:
Net investment income	(0.03)		(0.05)	(0.10)	(0.12)	(0.15)
Net realized gains	(0.14)		(1.90)	(1.70)	(2.03)	(0.32)
Total distributions to shareholders	(0.17)		(1.95)	(1.80)	(2.15)	(0.47)
Net asset value, end of period	$16.84		$14.53	$18.09	$19.07	$16.42
Total return	17.13%		(10.10%)	4.51%	30.43%	17.63%
Ratios to average net assets(b)
Total gross expenses	0.89	%(c)	0.89%	0.89%	0.89%	0.92	%(c)
Total net expenses(d)	0.89	%(c)	0.89%	0.89%	0.89%	0.92	%(c)
Net investment income	0.58	%(c)	0.59%	0.49%	0.51%	1.87	%(c)
Supplemental data
Net assets, end of period (in thousands)	$34,131		$19,298	$14,349	$15,640	$3
Portfolio turnover	33%		57%	38%	36%	42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,	Year Ended February 28,
Class Y	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$14.56		$18.12	$19.10	$16.44	$14.43
Income from investment operations:
Net investment income	0.05		0.11	0.10	0.10	0.09
Net realized and unrealized gain (loss)	2.45		(1.71)	0.72	4.72	2.40
Total from investment operations	2.50		(1.60)	0.82	4.82	2.49
Less distributions to shareholders:
Net investment income	(0.03)		(0.06)	(0.10)	(0.13)	(0.16)
Net realized gains	(0.14)		(1.90)	(1.70)	(2.03)	(0.32)
Total distributions to shareholders	(0.17)		(1.96)	(1.80)	(2.16)	(0.48)
Net asset value, end of period	$16.89		$14.56	$18.12	$19.10	$16.44
Total return	17.24%		(10.05%)	4.53%	30.52%	17.66%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.84%	0.85%	0.84%	0.87	%(c)
Total net expenses(d)	0.84	%(c)	0.84%	0.85%	0.84%	0.87	%(c)
Net investment income	0.67	%(c)	0.62%	0.56%	0.53%	1.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$154,819		$133,139	$112,949	$27,955	$3
Portfolio turnover	33%		57%	38%	36%	42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$14.25		$17.78		$18.77		$16.19		$14.54		$14.87
Income from investment operations:
Net investment income	0.04		0.07		0.06		0.07		0.15		0.05
Net realized and unrealized gain (loss)	2.38		(1.67)		0.72		4.64		1.97		(0.33)
Total from investment operations	2.42		(1.60)		0.78		4.71		2.12		(0.28)
Less distributions to shareholders:
Net investment income	(0.02)		(0.03)		(0.07)		(0.10)		(0.15)		(0.05)
Net realized gains	(0.14)		(1.90)		(1.70)		(2.03)		(0.32)		—
Total distributions to shareholders	(0.16)		(1.93)		(1.77)		(2.13)		(0.47)		(0.05)
Net asset value, end of period	$16.51		$14.25		$17.78		$18.77		$16.19		$14.54
Total return	17.09%		(10.22%)		4.39%		30.26%		15.02%		(1.84%)
Ratios to average net assets(a)
Total gross expenses	1.03	%(b)	1.05%		1.05%		1.04%		1.08%		1.11%
Total net expenses(c)	1.03	%(b)(d)	1.05	%(d)	1.05	%(d)	1.04	%(d)	1.06	%(d)	1.06	%(d)
Net investment income	0.48	%(b)	0.40%		0.36%		0.42%		1.01%		0.40%
Supplemental data
Net assets, end of period (in thousands)	$1,161,996		$1,007,843		$1,273,117		$1,438,322		$1,140,319		$1,230,960
Portfolio turnover	33%		57%		38%		36%		42%		41%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no

Semiannual Report 2016
26

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2016
27

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of

Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2016 was 0.82% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of

Semiannual Report 2016
28

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $40.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $4,690 for Class A, $0 for Class B and $50 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2016
29

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2016 through June 30, 2017	Prior to July 1, 2016
Class A	1.39%	1.36%
Class B	2.14	2.11
Class C	2.14	2.11
Class I	1.00	0.95
Class R	1.64	1.61
Class R4	1.14	1.11
Class R5	1.05	1.00
Class Y	1.00	0.95
Class Z	1.14	1.11

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $1,237,666,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$418,238,000
Unrealized depreciation	(35,487,000)
Net unrealized appreciation	$382,751,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $512,107,320 and $496,318,868, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each

Semiannual Report 2016
30

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, three unaffiliated shareholders of record owned 51.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
31

COLUMBIA SMALL CAP VALUE FUND II

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
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COLUMBIA SMALL CAP VALUE FUND II

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016
33

COLUMBIA SMALL CAP VALUE FUND II

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
34

COLUMBIA SMALL CAP VALUE FUND II

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
35

Columbia Small Cap Value Fund II

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR230_02_F01_(10/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 25, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 25, 2016